--------------------------------------------------------------------------------
PROSPECTUS:  May 1, 2011

                                            [Ameritas Life Insurance Corp. Logo]
                                                                 A UNIFI Company

                             Ameritas Life Insurance Corp. Separate Account LLVA

Ameritas No-Load Variable Annuity
POLICY FORM 6150
Flexible Premium Deferred Variable Annuity Policy
--------------------------------------------------------------------------------

     This prospectus describes the Policy, especially its Separate Account. The Policy is designed to help you, the Policy Owner, invest on a tax-deferred basis and meet long-term financial goals. As an annuity, it also provides you with several ways to receive regular income from your investment. An initial minimum payment is required. Further investment is optional.

     You may allocate all or part of your investment among variable investment options (where you have the investment risk, including possible loss of principal) with allocated indirect interests in these non-publicly traded portfolios: *

----------------------- ------------------------ -------------------------- --------------------------
AMERICAN CENTURY        DWS VS I Class A         MFS(R) VIT Initial Class   T. ROWE PRICE
  VP Class I            Capital Growth VIP       Research International     Blue Chip Growth
International           DWS VS II Class A        Utilities                  THIRD AVENUE
Mid Cap Value           Dreman Small Mid Value   NEUBERGER BERMAN           Value
CALVERT VARIABLE        VIP                        AMT Class I              UIF Class I
  PRODUCTS              Global Thematic VIP      Partners                   Emerging Markets Equity
VP EAFE International   FIDELITY(R) VIP Initial  Regency                    VANGUARD(R) VIF
  Index, Class I **       Class                  PIMCO VIT                  Balanced
VP Natural Resources ** Contrafund                 Administrative Class     Diversified Value
CALVERT VARIABLE        Equity-Income            CommodityRealReturn(R)     Equity Income
  SERIES                Growth                   Strategy                   Equity Index
VP SRI Balanced **      High Income              Total Return               Growth
VP SRI Equity **        Investment Grade Bond    RYDEX/SGI                  High Yield Bond
VP SRI Strategic **     Mid Cap                  Government Long Bond 1.2x  International
DIMENSIONAL FUND        Overseas                   Strategy                 Mid-Cap Index
  ADVISORS              Strategic Income         Inverse Government Long    Money Market
VA Global Bond          FTVIPT Templeton           Bond Strategy            REIT Index
VA International Small    Class 2                Inverse NASDAQ-100(R)      Small Company Growth
VA International Value  Templeton Global Bond      Strategy                 Total Bond Market Index
VA Short-Term Fixed       Securities             Inverse S&P 500 Strategy   Total Stock Market Index
VA U.S. Large Value     INVESCO V.I.  Series I   NASDAQ-100(R)
VA U.S. Targeted Value  International Growth     Nova
                        Leisure                  Precious Metals
                                                 Russell 2000 1.5x Strategy
                                                 U.S. Long Short Momentum
----------------------- ------------------------ -------------------------- --------------------------

*Short cites are used in this list. The "Investment Options" section uses complete fund and portfolio names.
**Affiliates. See note in "Investment Options" section.

or you may allocate part of your investment to a Fixed Account fixed interest rate option (where we have the investment risk and guarantee a certain return on your investment).

Please Read this Prospectus Carefully and Keep It for Future Reference. It provides information you should consider before investing in a Policy. Prospectuses for the portfolios underlying the Subaccount variable investment options are available without charge from our Service Center.

     A Statement of Additional Information, dated May 1, 2011, and other information about us and the Policy is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this prospectus by reference. For a free copy, access it on the SEC's website (www.sec.gov, select "Search for Company Filings," select "file number," then type "333-120972"), or write or call us. The Table of Contents for the Statement of Additional Information is on the last page of this prospectus.

    The SEC does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

            NOT FDIC INSURED |X| MAY LOSE VALUE |X| NO BANK GUARANTEE

           Ameritas Life Insurance Corp. (we, us, our, Ameritas Life)
            Service Center, P.O. Box 81889, Lincoln, Nebraska 68501.
                     1-800-255-9678. www.ameritasdirect.com

Contacting Us.
To answer your questions or to send additional premium, write or call us at:

                         Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 81889
                            Lincoln, Nebraska 68501
                                       Or
                                 5900 "O Street
                               Lincoln, NE 68510
                           Telephone: 1-800-255-9678
                              Fax: 1-402-467-7335
                           Interfund Transfer Request
                              Fax: 1-402-467-7923
                           email: direct@ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Remember, the Correct Form is important for us to accurately process your Policy elections and changes. Many can be found on the on-line services section of our website. Or, call us at our toll-free number and we will send you the form you need.

Facsimile Written Notice. To provide you with timely service, we accept some Written Notices by facsimiles. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

Make checks payable to:
"Ameritas Life Insurance Corp."

TABLE OF CONTENTS                                         Begin on Page
--------------------------------------------------------------------------------

DEFINED TERMS.........................................................3
POLICY OVERVIEW.......................................................4
CHARGES...............................................................5
FINANCIAL INFORMATION.................................................8
CHARGES EXPLAINED.....................................................9
        Mortality and Expense Risk Charge.............................9
        Administrative Charges........................................9
        Transfer Fee..................................................9
        Tax Charges...................................................9
        Guaranteed Lifetime Withdrawal Benefit ("GLWB") Charge........9
        Fees Charged by the Portfolios...............................10
        Waiver of Certain Charges....................................10
INVESTMENT OPTIONS...................................................10
        Separate Account Variable Investment Options.................10
        Fixed Account Investment Option..............................13
        Transfers....................................................14
        Third-Party Services.........................................15
        Disruptive Trading Procedures................................15
        Systematic Transfer Programs.................................16
        Asset Allocation Program.....................................17
IMPORTANT POLICY PROVISIONS..........................................18
        Policy Application and Issuance..............................18
        Your Policy Value............................................19
        Telephone Transactions.......................................20
        Delay of Payments............................................20
        Beneficiary..................................................20
        Minor Owner or Beneficiary...................................21
        Policy Changes...............................................21
        Policy Termination...........................................21
POLICY DISTRIBUTIONS.................................................22
        Withdrawals..................................................22
        Death Benefits...............................................22
        Annuity Income Benefits......................................24
        GLWB Rider...................................................26
FEDERAL INCOME TAX MATTERS...........................................32
MISCELLANEOUS........................................................34
        About Our Company............................................34
        Distribution of the Policies.................................34
        Voting Rights................................................34
        Legal Proceedings............................................34
APPENDIX A: Accumulation Unit Values................................A:1
APPENDIX B: Tax-Qualified Plan Disclosures..........................B:1
Statement of Additional Information Table of Contents.........Last Page

NLVA 6150                             -2-

DEFINED TERMS
--------------------------------------------------------------------------------

Accumulation Units are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

Annuitant is the person on whose life annuity payments involving life contingencies are based and who receives Policy annuity payments.

Annuity Date is the date annuity income payouts are scheduled to begin. This date is identified on the Policy Specifications page of your Policy. You may change this date, as permitted by the Policy and described in this prospectus.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Policy value less applicable Policy fee, and any premium tax charge not previously deducted.

Owner, you, your is you -- the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

Policy Date is the date two Business Days after we receive your application and initial premium. It is the date used to determine the Policy
Year/Month/Anniversary dates.

Policy Year/Month/Anniversary are measured from respective anniversary dates of the Policy Date of this Policy.

Subaccount is a division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund.

We, Us, Our, Ameritas Life, ALIC - Ameritas Life Insurance Corp.

Written Notice -- Written notice, signed by you, on a form approved by or acceptable to us, that gives us the information we require and is received at Ameritas Life, Service Center, P.O. Box 81889, Lincoln, NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-7335. Call us if you have questions about what form or information is required.

--------------------------------------------------------------------------------

    This prospectus may only be used to offer the Policy where the Policy may lawfully be sold. The Policy, and certain features described in this prospectus, may not be available in all states.

     If your Policy is issued as part of a qualified plan under the Internal Revenue Code, refer to any plan documents and disclosures for information about how some of the benefits and rights of the Policy may be affected.

NLVA 6150                             -3-

POLICY OVERVIEW
--------------------------------------------------------------------------------

     The following is intended as a summary. Please read each section of this prospectus for additional detail.

     The Ameritas No-Load Variable Annuity is a variable annuity savings vehicle offering a variety of investment options to help meet long-term financial goals. Its costs are discussed in this prospectus' CHARGES and CHARGES EXPLAINED sections. You have a short time period to review your Policy and cancel it. The terms of this "right to examine" period vary by state (see the cover of your Policy). You can allocate your premiums among a wide spectrum of investments and transfer money from one underlying investment portfolio to another without tax liability. In the Separate Account variable investment options, you may gain or lose money on your investment. In the Fixed Account option, we guarantee you will earn a fixed rate of interest. The investment options are described on this prospectus' first page and in the INVESTMENT OPTIONS section. The Policy is not designed for use by market-timing organizations or other persons or entities that use programmed or frequent transfers among investment options. More information about our market-timing restrictions is in the INVESTMENT OPTIONS - TRANSFERS and DISTRUPTIVE TRADING PROCEDURES sections.

A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment beyond the treatment provided by the tax-qualifiedretirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits and guaranteed fees.

     The Policy is a deferred annuity: it has an accumulation (or deferral) period and an annuity income period.

     Accumulation Period. During the accumulation period, any earnings that you leave in the Policy are not taxed. During this period you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. Some restrictions may apply to transfers (especially to transfers into and out of the Fixed Account). Withdrawals may be subject to income tax and a penalty tax.

     Annuity Income Period. The accumulation period ends and the annuity income period begins on a date you select (or the later of the fifth Policy Anniversary or the Policy Anniversary nearest the Annuitant's 85th birthday). During the annuity income period, we will make periodic payments to the Annuitant, unless you specify otherwise. You can select payments that are guaranteed to last for the Annuitant's entire life or for some other period. Some or all of each payment will be taxable.

     A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as the Annuitant lives or for some other period you select. In addition, if you die before those payments begin, the Policy will pay a death benefit to your beneficiary.

POLICY OPERATION AND FEATURES
Premiums.                                       Deductions from Assets.
o    Minimum initial premium: $2,000.           (See CHARGES on next pages.)
o    Minimum additional premium: $250, or
     $50 per month if through a regularly       Withdrawals.
     billed program.                            o    There are no withdrawal charges.
o    No additional premiums will be             o    Each withdrawal must be at least $250.
     accepted after the earlier of the          o    An optional Guaranteed Lifetime
     Annuity Date or the Policy Anniversary          Withdrawal Benefit ("GLWB") is also
     nearest your 85th birthday without our          available.
     approval.
                                                Annuity Income.
Investment Options.                             o    Several fixed annuity income options are
o    You may transfer among investments,             available.
     subject to limits. Dollar cost
     averaging, portfolio rebalancing and       Death Benefit.
     earnings sweep systematic investment       o    A death benefit is paid upon the death
     programs are available.                         of the Owner.

TAX-QUALIFIED PLANS

     The Policy can be used to fund a tax-qualified plan such as IRA, Roth IRA (including rollovers from tax-sheltered annuities), SEP, or SIMPLE IRA, and deferred compensation plans, subject to certain limitations. This Prospectus generally addresses the terms that affect a non-tax-qualified annuity. If your Policy funds a tax-qualified plan, read the Tax-Qualified Plan Disclosures in this prospectus' Appendix B to see how they might change your Policy rights and requirements. Contact us if you have questions about the use of the Policy in these or other tax-qualified plans.

NLVA 6150                             -4-

CHARGES
--------------------------------------------------------------------------------

     BASE POLICY CHARGES

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. We may increase CURRENT FEES, but we guarantee that each CURRENT FEE will never exceed the corresponding GUARANTEED MAXIMUM FEE.

     The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer Policy value between investment options.

---------------------------------------------------------------------------------------------------------------------
                                                                                    Guaranteed         Current
                                                                                   Maximum Fees          Fees
------------------------------------------------------------------------------- -----------------  ------------------
TRANSACTION FEES
------------------------------ ------------------------------------------------ ------------------ ------------------
SALES LOAD                                                                            None               None
------------------------------ ------------------------------------------------ ------------------ ------------------
WITHDRAWAL CHARGE                                                                     None               None
------------------------------ ------------------------------------------------------------------- ------------------
PREMIUM TAXES                  Levied by some states and municipalities. Rates and timing of the tax vary and may change.
                                                                                                       0% - 3.5%

------------------------------ ------------------------------------------------ ------------------ ------------------
TRANSFER FEE (per transfer)    >>  first 15 transfers per Policy Year                 None               None
                               >>  over 15 transfers in one Policy Year, we            $10               None
                               may charge ...
------------------------------ ------------------------------------------------ ------------------ ------------------

     The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.

---------------------------------------------------------------------------------------------------------------------
                                                                                    Guaranteed         Current
                                                                                   Maximum Fees          Fees
------------------------------------------------------------------------------- -----------------  ------------------
ANNUAL POLICY FEE (Deducted at end of each Policy Year or upon total surrender.
Waived if Policy value exceeds an amount, which we declare                             $40                $40
annually, on a Policy Anniversary)
---------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
     (Deducted daily from assets allocated to the Separate Account to equal the annual % shown.)
------------------------------------------------------------------------------- ------------------ ------------------
MORTALITY & EXPENSE RISK CHARGE                                                        0.80%              0.60%
------------------------------------------------------------------------------- ------------------ ------------------

---------------------------------------------------------------------------------------------------------------------
OPTIONAL RIDER/ENDORSEMENT FEES (Deducted monthly from Policy value to equal the annual % shown)
------------------------------------------------------------------------------- ------------------ ------------------

GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB")  (Deducted from the Policy          Guaranteed         Current
value monthly during the Accumulation and Withdrawal Phases.  There are no         Maximum Fees          Fees*
fees during the Inactive Phase.)
------------------------------------------------------------------------------- ------------------ ------------------
         Single Life                                                                  0.95%              0.95%
------------------------------------------------------------------------------- ------------------ ------------------
         Joint Spousal - for non-qualified plans and IRA plans only**                 1.10%              1.10%
------------------------------------------------------------------------------- ------------------ ------------------

* Beginning January 1, 2010, current GLWB Rider fees will become effective on the next Policy Anniversary for all GLWB
Riders except those in the Withdrawal Phase. Fees will remain at a rate of 0.60% for Single Life and 0.75% for Joint
Spousal for GLWB Riders that entered the Withdrawal Phase prior to May 1, 2009 and GLWB Riders that entered the
Accumulation Phase prior to May 1, 2009 and then the Withdrawal Phase prior to their next Policy Anniversary date after
January 1, 2010. All other GLWB riders, including those that entered the Accumulation Phase prior to May 1, 2009, but have not entered the Withdrawal Phase prior to the next Policy Anniversary following January 1, 2010, are charged rates of 0.95% for Single Life and 1.10% for Joint Spousal. Current rates for GLWB Riders are subject to change as described in the CHARGES EXPLAINED section.

** Traditional, SEP, SIMPLE, or Roth IRAs.

PORTFOLIO COMPANY OPERATING EXPENSES (as of December 31, 2010)

     The next table shows the minimum and maximum total operating expenses charged by the portfolio companies, before and after any contractual waivers or reductions, that you may pay periodically during the time that you own the Policy. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

------------------------------------------------------------------------------- ------------------ ------------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
     Expenses that are deducted from portfolio company assets, including             Minimum            Maximum
     management fees, distribution and/or service (12b-1) fees, and other expenses
------------------------------------------------------------------------------- ------------------ ------------------
Before and After any Contractual Waivers or Reimbursements                            0.06% (1)          5.31% (2)
------------------------------------------------------------------------------- ------------------ ------------------
(1) Vanguard(R) VIF Money Market Portfolio
(2) Rydex Inverse Government Long Bond Strategy Portfolio

NLVA 6150                             -5-

---------------------------------------------------------------------------------------------------------------------------
                                                                    Acquired
                                                                    Fund Fees      Total       Waivers      Total Expenses
Subaccount's underlying             Management   12b-1   Other         and       Portfolio      and       after Waivers and
Portfolio Name*                        Fees      Fees**  Fees       Expenses***    Fees      Reductions   Reductions if any
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP, Class I
---------------------------------------------------------------------------------------------------------------------------
International                         1.40%(1)    -      0.01%          -          1.41%           -             1.41%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                         1.00%(2)    -      0.05%(3)       -          1.05%           -             1.05%
---------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE PRODUCTS (CVP) (1)
---------------------------------------------------------------------------------------------------------------------------
VP EAFE International Index, Class I  0.66%       -      0.41%          -          1.07%         0.10%           0.97%
---------------------------------------------------------------------------------------------------------------------------
VP Natural Resources                  0.65%       -      0.22%        0.58%        1.45%         0.10%           1.35%
---------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES (CVS) (1)
---------------------------------------------------------------------------------------------------------------------------
VP SRI Balanced****                   0.70%       -      0.21%          -          0.91%           -             0.91%
---------------------------------------------------------------------------------------------------------------------------
VP SRI Equity****                     0.70%       -      0.59%          -          1.29%         0.19%           1.10%
---------------------------------------------------------------------------------------------------------------------------
VP SRI Strategic****                  0.80%       -      0.12%          -          0.92%           -             0.92%
---------------------------------------------------------------------------------------------------------------------------
DIMENSIONAL FUND ADVISORS
---------------------------------------------------------------------------------------------------------------------------
VA Global Bond (1)                    0.25%       -      0.06%          -          0.31%           -             0.31%
---------------------------------------------------------------------------------------------------------------------------
VA International Small (1)            0.50%       -      0.13%          -          0.63%           -             0.63%
---------------------------------------------------------------------------------------------------------------------------
VA International Value (1)            0.40%       -      0.10%          -          0.50%           -             0.50%
---------------------------------------------------------------------------------------------------------------------------
VA Short-Term Fixed (1)               0.25%       -      0.05%          -          0.30%           -             0.30%
---------------------------------------------------------------------------------------------------------------------------
VA U.S. Large Value (1)               0.25%       -      0.05%          -          0.30%           -             0.30%
---------------------------------------------------------------------------------------------------------------------------
VA U.S. Targeted Value (1)            0.35%       -      0.07%          -          0.42%           -             0.42%
---------------------------------------------------------------------------------------------------------------------------
DWS VS I, Class A
---------------------------------------------------------------------------------------------------------------------------
Capital Growth VIP                    0.37%       -      0.14%          -          0.51%           -             0.51%
---------------------------------------------------------------------------------------------------------------------------
DWS VS II, Class A
---------------------------------------------------------------------------------------------------------------------------
Dreman Small Mid Cap Value VIP        0.65%       -      0.17%        0.05%        0.87%           -             0.87%
---------------------------------------------------------------------------------------------------------------------------
Global Thematic VIP                   0.92%       -      0.49%          -          1.41%           -             1.41%(1)
---------------------------------------------------------------------------------------------------------------------------
FIDELITY (R) VIP, Initial Class
---------------------------------------------------------------------------------------------------------------------------
Contrafund (R)                        0.56%       -      0.09%          -          0.65%           -             0.65%(1)
---------------------------------------------------------------------------------------------------------------------------
Equity-Income                         0.46%       -      0.10%          -          0.56%           -             0.56%(2)
---------------------------------------------------------------------------------------------------------------------------
Growth                                0.56%       -      0.11%          -          0.67%           -             0.67%(2)
---------------------------------------------------------------------------------------------------------------------------
High Income                           0.57%       -      0.12%          -          0.69%           -             0.69%
---------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond                 0.32%       -      0.11%          -          0.43%           -             0.43%(2)
---------------------------------------------------------------------------------------------------------------------------
Mid Cap                               0.56%       -      0.10%          -          0.66%           -             0.66%
---------------------------------------------------------------------------------------------------------------------------
Overseas                              0.71%       -      0.15%          -          0.86%           -             0.86%(1,2)
---------------------------------------------------------------------------------------------------------------------------
Strategic Income                      0.57%       -      0.14%          -          0.71%           -             0.71%(2)
---------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON, Class 2
---------------------------------------------------------------------------------------------------------------------------
Templeton Global Bond Securities (1)  0.46%     0.25%    0.09%          -          0.80%           -             0.80%
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I., Series I
---------------------------------------------------------------------------------------------------------------------------
International Growth                  0.71%       -      0.33%          -          1.04%           -             1.04%(1)
---------------------------------------------------------------------------------------------------------------------------
Leisure                               0.75%       -      0.90%          -          1.65%         0.64%           1.01%(2)
---------------------------------------------------------------------------------------------------------------------------
MFS(R) VIT, Initial Class
---------------------------------------------------------------------------------------------------------------------------
Research International                0.90%       -      0.25%          -          1.15%         0.05%           1.10%(1)
---------------------------------------------------------------------------------------------------------------------------
Utilities                             0.73%       -      0.08%          -          0.81%           -             0.81%
---------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN AMT, Class I
---------------------------------------------------------------------------------------------------------------------------
Partners                              0.85%       -      0.26%          -          1.11%           -             1.11%(1)
---------------------------------------------------------------------------------------------------------------------------
Regency                               0.85%       -      0.21%          -          1.06%           -             1.06%(2)
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT, Administrative Class
---------------------------------------------------------------------------------------------------------------------------
CommodityRealReturn(R) Strategy       0.74%       -      0.19%(1,2)   0.12%        1.05%(3)      0.12%(4)        0.93%(5)
---------------------------------------------------------------------------------------------------------------------------
Total Return                          0.50%       -      0.15%(2)       -          0.65%           -             0.65%
---------------------------------------------------------------------------------------------------------------------------
RYDEX/SGI
---------------------------------------------------------------------------------------------------------------------------
Government Long Bond 1.2x Strategy    0.50%       -      0.75%          -          1.25%           -             1.25%
---------------------------------------------------------------------------------------------------------------------------
Inverse Government Long Bond Strategy 0.90%       -      4.41%          -          5.31%           -             5.31%(1)
---------------------------------------------------------------------------------------------------------------------------
Inverse NASDAQ-100(R) Strategy        0.90%       -      0.84%          -          1.74%           -             1.74%
---------------------------------------------------------------------------------------------------------------------------
Inverse S&P 500 Strategy*****         0.90%       -      0.80%          -          1.70%           -             1.70%
---------------------------------------------------------------------------------------------------------------------------
NASDAQ-100(R)                         0.75%       -      0.84%          -          1.59%           -             1.59%
---------------------------------------------------------------------------------------------------------------------------
Nova                                  0.75%       -      0.80%          -          1.55%           -             1.55%
---------------------------------------------------------------------------------------------------------------------------
Precious Metals                       0.75%       -      0.81%          -          1.56%           -             1.56%
---------------------------------------------------------------------------------------------------------------------------
Russell 2000(R) 1.5x Strategy         0.90%       -      0.84%          -          1.74%           -             1.74%
---------------------------------------------------------------------------------------------------------------------------
U.S. Long Short Momentum              0.90%       -      0.82%          -          1.72%           -             1.72%(2)
---------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE
---------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                      0.85%       -         -           -          0.85%           -             0.85%
---------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE (1)
---------------------------------------------------------------------------------------------------------------------------
Value                                 0.90%       -      0.42%          -          1.32%         0.02%           1.30%
---------------------------------------------------------------------------------------------------------------------------
UIF, Class I
---------------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity               1.22%       -      0.39%          -          1.61%         0.01%           1.60%(1)
---------------------------------------------------------------------------------------------------------------------------
VANGUARD(R) VIF
---------------------------------------------------------------------------------------------------------------------------
Balanced                              0.27%       -      0.03%          -          0.30%           -             0.30%
---------------------------------------------------------------------------------------------------------------------------
Diversified Value                     0.36%       -      0.04%          -          0.40%           -             0.40%
---------------------------------------------------------------------------------------------------------------------------
Equity Income                         0.31%       -      0.04%          -          0.35%           -             0.35%
---------------------------------------------------------------------------------------------------------------------------
Equity Index                          0.16%       -      0.03%          -          0.19%           -             0.19%
---------------------------------------------------------------------------------------------------------------------------
Growth                                0.36%       -      0.04%          -          0.40%           -             0.40%
---------------------------------------------------------------------------------------------------------------------------
High Yield Bond                       0.25%       -      0.04%          -          0.29%           -             0.29%
---------------------------------------------------------------------------------------------------------------------------
International                         0.46%       -      0.05%          -          0.51%           -             0.51%
---------------------------------------------------------------------------------------------------------------------------
Mid-Cap Index                         0.24%       -      0.04%          -          0.28%           -             0.28%
---------------------------------------------------------------------------------------------------------------------------
Money Market                          0.02%       -      0.04%          -          0.06%           -             0.06%
---------------------------------------------------------------------------------------------------------------------------

NLVA 6150                             -6-

---------------------------------------------------------------------------------------------------------------------------
                                                                    Acquired
                                                                    Fund Fees      Total       Waivers      Total Expenses
Subaccount's underlying             Management   12b-1   Other         and       Portfolio      and       after Waivers and
Portfolio Name*                        Fees      Fees**  Fees       Expenses***    Fees      Reductions   Reductions if any
---------------------------------------------------------------------------------------------------------------------------
REIT Index                            0.25%       -      0.05%          -          0.30%           -             0.30%
---------------------------------------------------------------------------------------------------------------------------
Small Company Growth                  0.38%       -      0.03%          -          0.41%           -             0.41%
---------------------------------------------------------------------------------------------------------------------------
Total Bond Market Index               0.18%       -      0.03%          -          0.21%           -             0.21%
---------------------------------------------------------------------------------------------------------------------------
Total Stock Market Index                -         -        -          0.20%        0.20%           -             0.20%
---------------------------------------------------------------------------------------------------------------------------

American Century (1)  The fund pays the advisor a single, unified management fee for arranging all services necessary for the fund to operate.  The fee shown is based on assets during the fund's most recent fiscal year.  The fund has a stepped fee schedule.  As a result, the fund's unified management fee rate generally decreases as strategy assets increase and increases as strategy assets decrease.  The fee shown has been restated to reflect current fees.  As a result, The Total Expenses after Waivers and Reductions, if any, in this table differ from those shown in the fund's Financial Highlights.  For more information about the unified management fee, including an explanation of strategy assets, see The Investment Advisor under the Management section in the fund's prospectus.
American Century (2)  The fund pays the advisor a single, unified management fee for arranging all services necessary for the fund to operate. For more information about the unified management fee, see The Investment Advisor under the Management section in the fund's prospectus.
American Century (3)  Other expenses include the fees and expenses of the fund's independent directors and their legal counsel, interest, and, if applicable, acquired fund fees and expenses.
CVP (1)  The Investment Advisor Calvert Investment Management, Inc. (formerly Calvert Asset Management Company, Inc.) has contractually agreed to limit direct net annual portfolio operating expenses through April 30, 2012, as shown below.  Under the terms of the contractual expense limitation, operating expenses do not include acquired fund fees and expenses, interest expense, brokerage commissions, taxes and extraordinary expenses.  Only the Board of Directors of the portfolios may terminate a portfolio's expense cap before the contractual period expires.
VP EAFE International Index, Class I                                            0.97%
VP Natural Resources                                                            0.77%
CVS (1)  The Investment Advisor, Calvert Investment Management, Inc. (formerly Calvert Asset Management Company, Inc.), has contractually agreed to limit direct net annual portfolio operating expenses through April 30, 2012, as shown below.  Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. Only the Board of Directors of the portfolios may terminate a portfolio's expense cap before the contractual period expires.
VP SRI Equity                                                                   1.10%
VP SRI Strategic                                                                0.97%
Dimensional (1)  "Other Fees" include expenses incurred by the fund, including custody, accounting, and administrative expenses.
DWS (1)  Through September 30, 2011, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at 1.03%, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.  The agreement may only be terminated with the consent of the fund's Board.
Fidelity (1)  A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses.
These offsets may be discontinued at any time.  Including this reduction, the total class operating expenses would have been:
Contrafund (R)                                                                  0.63%
Overseas                                                                        0.83%
Fidelity (2)  FMR or its affiliates agreed to waive certain fees during the period from January 1, 2010 through December 31, 2010.
FTVIPT (1)  The Fund administration fee is paid indirectly through the management fee.
Invesco (1)  The Adviser has contractually agreed through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Expenses after Waivers and Reductions, if any, (excluding certain items discussed below) of Series I shares to 1.11% of average daily net assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Expenses after Waivers and Reductions, if any, to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales;
(4) extraordinary or non-routine items; (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement.
Invesco (2)  The Adviser has contractually agreed through at least April 30, 2012, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Expenses after Waivers and Reductions, if any, (subject to the same exclusions discussed above in Invesco footnote 1) of Series I shares to 1.01% of average daily net assets.
MFS (1)  MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Portfolio Fees," do not exceed 1.10% of the fund's average daily net assets annually for
Initial Class shares.  This written agreement will continue until modified by a vote of the fund's Board of Trustees, but such agreement will continue until at least April 30, 2012.
Neuberger Berman (1)  Neuberger Berman Management LLC ("NBM") has undertaken through December 31, 2014 to waive fees and/or reimburse certain operating expenses, including the compensation of NBM (except with respect to the Portfolio) and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.00% of average daily net asset value of the Portfolio.  The expense limitation arrangements for the Portfolio are contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.
Neuberger Berman (2)  Neuberger Berman Management LLC ("NBM") has undertaken through December 31, 2014 to waive fees and/or reimburse certain operating expenses, including the compensation of NBM and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.50% of the average daily net asset value of the
Portfolio.  The expense limitation arrangements for the Portfolio are contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.
PIMCO (1)  "Other Fees" reflect interest expense and is based on the amount incurred during the Portfolio's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements.  Interest expense is required to be treated as a Portfolio expense for accounting purposes and is not payable to PIMCO.  The amount of the interest expense (if any) will vary based on the Portfolio's use of such investments as an investment strategy.
PIMCO (2) "Other Fees" include service fees of 0.15% of the Portfolio's average daily net assets.
PIMCO (3)  Total Portfolio fees excluding interest expense is 1.01%.
PIMCO (4)  PIMCO has contractually agreed to waive the Portfolio's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio I
LTD. (the "Subsidiary") to PIMCO.  The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets.  This waiver may not be terminated by PIMCO and will remain in effect as long as PIMCO's contract with the Subsidiary is in place.
PIMCO (5)  Total Expenses after Waivers and Reductions, if any, excluding interest expense is 0.89%.
Rydex|SGI (1)  Includes 3.61% Short Interest Expense. Short Interest Expense occurs because the Inverse Government Long Bond
Strategy Fund short-sells a Bond to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the coupon rate of the Bond to the purchaser and records this as an expense. The expense is offset - in its entirety or in part - by the income derived from the short-sale and/or by earnings on the proceeds of the short-sale. Short Interest Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather, it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund.

NLVA 6150                             -7-

Rydex|SGI (2)  Includes 0.01% Short Dividend Expense. Short Dividend Expense occurs because the Fund short-sell equity securities to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the dividend rate of the equity security to the lender and records this as an expense of the Fund and reflects the expense in its financial statements. However, any such dividend on a security sold short generally has the effect of reducing the market value of the shorted security - thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short sale transaction. "Short Dividend Expense"
is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund.
Third Avenue (1)  The Fund's advisor has contractually agreed, for a period of one year from the date of this prospectus, to waive receipt of advisory fees and/or reimburse Fund expenses in order to limit total annual expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.30% of average daily net assets, subject to later reimbursement in certain circumstances.
UIF (1)  The Portfolios' adviser, Morgan Stanley Investment Management Inc. (the "Adviser"), has agreed to reduce its advisory fee and/or reimburse each Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses
(such as foreign country tax expense and interest expense on amounts borrowed) (but including any 12b-1 fee), will not exceed 1.60%.
The fee waivers and/or expense reimbursements are expected to continue for one year or until such time as the Fund's Board of
Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.
*     Short cites are used in this list.  The "Investment Options" section uses complete Portfolio names.
**    Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares.  Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for our providing shareholder support and marketing services.
***   Some portfolios invest in other investment companies (the "acquired portfolios").  In these instances, portfolio shareholders indirectly bear the fees and expenses of the acquired portfolios.
****  Sustainable and Responsible Investment ("SRI")
***** "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill
Companies, Inc. and have been licensed for use by us.  The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product.  The Statement of Additional
Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing
Agreement between us and S&P.

     EXAMPLES OF EXPENSES

     The Examples below are intended to help you compare the cost of investing in the Policy with the cost of investing in other variable annuity policies. These costs include Policy owner transaction expenses, contract charges, Separate Account annual expenses, and Subaccount underlying portfolio fees and expenses.

     The Examples assume that you invest $10,000 in the Policy for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the underlying portfolio and Policy fees and expenses indicated. The example amounts are illustrative only, and should not be considered a representation of past or future expenses. Your actual expenses may be higher or lower than those shown in the chart.

                                  -----------------------------------------------------------------------------
                                     The Policy's expenses are the same whether the Policy is surrendered, annuitized, or continues at the end of the time period shown.
                                  -----------------------------------------------------------------------------
 EXAMPLE                                1 Yr               3 Yr               5 Yr                10 Yr
 ------------------------------------------------------------------------- ------------------------------------
    Maximum with GLWB Rider -           $752               $2,199              $3,576             $6,726
        joint spousal (1)
 --------------------------------------------------------------------------------------------------------------
    Maximum with GLWB Rider -           $737               $2,161              $3,518             $6,641
         single life (1)
 --------------------------------------------------------------------------------------------------------------
   Maximum Policy Expenses - GLWB       $646               $1,912              $3,141             $6,063
    Rider Inactive Phase (2)
 --------------------------------------------------------------------------------------------------------------
   Minimum Policy Expenses (3)          $107                 $330                $564             $1,208
 --------------------------------------------------------------------------------------------------------------

(1) Maximum Policy Expenses. This example assumes maximum charges of 0.80% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee that is waived if Policy value is at least $50,000 on a Policy Anniversary, the guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit (0.95% for single life; 1.10% for joint spousal), plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (5.31%).
(2) Maximum Policy Expenses - GLWB Rider Inactive Phase or Policies issued prior to November 5, 2007 without GLWB Rider. This example assumes maximum charges of 0.80% for Separate Account annual expenses, a $40 guaranteed maxium Policy fee that is waived if Policy value is at least $50,000 on a Policy Anniversary, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (5.31%).
(3) Minimum Policy Expenses. This example assumes current charges of 0.60% for Separate Account annual expenses, a $40 current Policy fee that is waived if Policy value is at least $50,000 on a Policy Anniversary, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (0.06%).

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

     ACCUMULATION UNIT VALUES

     We provide Accumulation Unit value history for each of the Separate Account variable investment options in Appendix A.

     FINANCIAL STATEMENTS

     Financial statements of the Subaccounts of the Separate Account and our company are included in the Statement of Additional Information; to learn how to get a copy, see the front or back page of this prospectus.

NLVA 6150                             -8-

CHARGES EXPLAINED
--------------------------------------------------------------------------------

     The following adds to information provided in the CHARGES section. Please review both prospectus sections for information on charges. The Policy has no sales load and no withdrawal charges.

     MORTALITY AND EXPENSE RISK CHARGE

     We impose a daily fee to compensate us for the mortality and expense risks we have under the Policy. This fee is reflected in the Accumulation Unit values for each Subaccount.

     Our mortality risk arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Date. The mortality risk we assume is that Annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy. Another mortality risk we assume is that at your death the death benefit we pay will be greater than the Policy value.

     Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges.

     If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is our profit.

     ADMINISTRATIVE CHARGES

     Annual Policy Fee
     We reserve the right to charge an annual Policy fee. We reserve the right to waive an annual Policy fee if, on a Policy Anniversary, the Policy value is at least a certain amount which we declare annually. Any Policy fee is deducted from your Policy value on the last Business Day of each Policy Year and upon a complete surrender. This fee is levied by canceling Accumulation Units and making a deduction from the Fixed Account. It is deducted from each Subaccount and the Fixed Account in the same proportion that the value in each Subaccount and the Fixed Account bears to the total Policy value.

     TRANSFER FEE

     The first 15 transfers per Policy Year from Subaccounts or the Fixed Account are free. A transfer fee may be imposed for any transfer in excess of 15 per Policy Year. The transfer fee is deducted pro rata from each Subaccount (and, if applicable, the Fixed Account) in which the Owner is invested.

     TAX CHARGES

     Some states and municipalities levy a tax on annuities, currently ranging from 0% to 3.5% of your premiums. These tax rates, and the timing of the tax, vary and may change. Presently, we deduct the charge for the tax in those states with a tax either (a) from premiums as they are received, or (b) upon applying proceeds to an annuity income option.

     No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other costs resulting from taxes that we determine are properly attributable to the Separate Account.

     GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") CHARGE

     The guaranteed maximum and current annual charges for the GLWB rider are listed in the CHARGES section of this prospectus. Each fee is stated as a percentage that is multiplied by the Policy value. The current charge (0.95% annually for Single Life or 1.10% annually for Joint Spousal) will be deducted from the Policy value on each Monthly Anniversary beginning with the Rider Activation Date, except for the following where the fees will remain at a rate of 0.60% for Single Life and 0.75% for Joint Spousal for:
     a)  GLWB Riders that entered the Withdrawal Phase prior to May 1, 2009; and
     b) GLWB Riders that entered the Accumulation Phase prior to May 1, 2009 and then the Withdrawal Phase prior to their next Policy Anniversary date after January 1, 2010.

Current fee rates for GLWB Riders are subject to change as described below. If you activate this rider, the charges for the Policy and for the rider will be deducted on a pro-rata basis from all Subaccounts in the asset allocation program you select.

NLVA 6150                             -9-

     The rider charge is subject to change upon Rider Activation Date, Policy Anniversary, or upon reset as described in the Reset Feature section below. The rider charge will not exceed the guaranteed maximum fee for the rider listed in the CHARGES section. The rider charge will not be deducted while the rider is inactive, after the Policy value reduces to zero, or if the rider is terminated.

     FEES CHARGED BY THE PORTFOLIOS

     Each Subaccount's underlying portfolio has investment advisory fees and expenses. They are set forth in this prospectus' CHARGES section and described in more detail in each fund's prospectus. A portfolio's fees and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These fees and expenses help to pay the portfolio's investment advisory and operating expenses.

     WAIVER OF CERTAIN CHARGES

     When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding fees charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee. Any fee waiver will not be discriminatory and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to state approval.

INVESTMENT OPTIONS
--------------------------------------------------------------------------------

     The Policy allows you to choose from a wide array of investment options - each chosen for its potential to meet specific investment objectives.

     You may allocate your premiums among the Separate Account variable investment options and the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%. The allocation of any premium to the Fixed Account may not exceed 25% of that premium without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation to the Money Market Subaccount. The variable investment options, which invest in underlying portfolios, are listed and described below.

The value of your Policy will go up or down based on the investment performance of the variable investment options you choose. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

     SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS

     The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Policy value of your Policy depends directly on the investment performance of the portfolios that you select.

     The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as other publicly traded mutual funds with very similar names. They are only available as separate account investment options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.
     Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.
     You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

     The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or Ameritas Life. The Separate Account was established as a separate investment account of Ameritas Life under Nebraska law on October 26, 1995. Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not

NLVA 6150                             -10-
charged with any liability or credited with any gain on business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance.

   You bear the risk that the variable investment options you select may fail to meet their objectives, that they could go down in value, and that you could lose principal.

     Each Subaccount's underlying portfolio operates as a separate investment fund, and the income or losses of one generally has no effect on the investment performance of any other. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the underlying portfolios which accompany this prospectus.

     The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

     This information is just a summary for each underlying portfolio. You should read the series fund prospectus for an underlying portfolio accompanying this prospectus for more information about that portfolio, including detailed information about the portfolio's fees and expenses, investment strategy and investment objective, restrictions, and potential risks. To get a copy of any portfolio prospectus, contact your representative or us as shown on the Table of Contents page or the last page of this prospectus.

------------------------------------------------------------------     -------------------------------------------------------------
                            FUND NAME                                                       INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
------------------------------------------------------------------     -------------------------------------------------------------
                 American Century Investments                                   American Century Investment Management, Inc.
------------------------------------------------------------------     -------------------------------------------------------------
American Century VP International Fund, Class I                        Capital growth.
------------------------------------------------------------------     -------------------------------------------------------------
American Century VP Mid Cap Value Fund, Class I                        Long-term capital growth; income is secondary.
------------------------------------------------------------------     -------------------------------------------------------------
               Calvert Variable Products, Inc.*                                     Calvert Investment Management, Inc.
                                                                             (Named Calvert Asset Management Company, Inc.
                                                                                           prior to 4/30/11)
------------------------------------------------------------------     -------------------------------------------------------------
Calvert VP EAFE International Index Portfolio, Class I - World         Index:  MSCI EAFE Index.
Asset Management, Inc.
------------------------------------------------------------------     -------------------------------------------------------------
Calvert VP Natural Resources Portfolio - Summit Investment             Capital growth.
Advisors, Inc.
------------------------------------------------------------------     -------------------------------------------------------------
               Calvert Variable Series, Inc.*                                       Calvert Investment Management, Inc.
                                                                              (Named Calvert Asset Management Company, Inc.
                                                                                            prior to 4/30/11)
------------------------------------------------------------------     -------------------------------------------------------------
Calvert VP SRI Balanced Portfolio - Equity Portion: New                Income and capital growth.
Amsterdam Partners LLC; Fixed Income Portion: No Subadviser
------------------------------------------------------------------     -------------------------------------------------------------
Calvert VP SRI Equity Portfolio - Atlanta Capital Management           Capital growth.
Company, LLC
------------------------------------------------------------------     -------------------------------------------------------------
Calvert VP SRI Strategic Portfolio - Thornburg Investment              Long-term capital appreciation; current income is secondary.
Management, Inc.
------------------------------------------------------------------     -------------------------------------------------------------
           DFA Investment Dimensions Group Inc.                                        Dimensional Fund Advisors LP
------------------------------------------------------------------     -------------------------------------------------------------
VA Global Bond Portfolio                                               Market rate of return with low relative volatility.
------------------------------------------------------------------     -------------------------------------------------------------
VA International Small Portfolio - Dimensional Fund Advisors           Long-term capital appreciation.
Ltd.("DFAL") and DFA Australia Limited ("DFAA")
------------------------------------------------------------------     -------------------------------------------------------------
VA International Value Portfolio- DFAL and DFAA                        Long-term capital appreciation.
------------------------------------------------------------------     -------------------------------------------------------------
VA Short-Term Fixed Portfolio                                          Stable real return in excess of the rate of inflation.
------------------------------------------------------------------     -------------------------------------------------------------
VA U.S. Large Value Portfolio                                          Long-term capital appreciation.
------------------------------------------------------------------     -------------------------------------------------------------
VA U.S. Targeted Value Portfolio                                       Long-term capital appreciation.
------------------------------------------------------------------     -------------------------------------------------------------
                   DWS Variable Series I                                        Deutsche Investment Management Americas Inc.
------------------------------------------------------------------     -------------------------------------------------------------
DWS Capital Growth VIP Portfolio, Class A                              Long-term growth of capital.
(DWS Health Care VIP Portfolio prior to merger 5/1/11)
------------------------------------------------------------------     -------------------------------------------------------------
                  DWS Variable Series II                                       Deutsche Investment Management Americas Inc.
------------------------------------------------------------------     -------------------------------------------------------------
DWS Dreman Small Mid Cap Value VIP Portfolio, Class A -                Long-term capital appreciation.
Dreman Value Management, L.L.C.
------------------------------------------------------------------     -------------------------------------------------------------
DWS Global Thematic VIP Portfolio, Class A - Global Thematic           Long-term capital growth.
Partners, LLC
------------------------------------------------------------------     -------------------------------------------------------------
         Fidelity(R) Variable Insurance Products                                  Fidelity Management & Research Company
------------------------------------------------------------------     -------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio, Initial Class 1,2,3           Long-term capital appreciation.
------------------------------------------------------------------     -------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio, Initial Class 1,2,3           Index:  S&P 500 Index.
------------------------------------------------------------------     -------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio, Initial Class1,2,3                   Capital Appreciation.
------------------------------------------------------------------     -------------------------------------------------------------
Fidelity(R) VIP High Income Portfolio, Initial Class 1,2               Income and growth.
------------------------------------------------------------------     -------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio, Initial Class 1,4     Bond.
------------------------------------------------------------------     -------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio, Initial Class 1,2,3                 Long-term growth.
------------------------------------------------------------------     -------------------------------------------------------------

NLVA 6150                             -11-

------------------------------------------------------------------     -------------------------------------------------------------
                            FUND NAME                                                       INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
------------------------------------------------------------------     -------------------------------------------------------------
Fidelity(R) VIP Overseas Portfolio, Initial Class 1,2,3                Long-term growth.
------------------------------------------------------------------     -------------------------------------------------------------
Fidelity(R) VIP Strategic Income Portfolio, Initial Class 1,2,3,4      Income.
------------------------------------------------------------------     -------------------------------------------------------------
Subadvisers: (1) Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International
Investment Advisors (U.K.) Limited; (2) FMR Co., Inc., Fidelity Investments Japan Limited; (3) Fidelity Management &
Research (U.K.) Inc.; and (4) Fidelity Investments Money Management, Inc.
------------------------------------------------------------------     -------------------------------------------------------------
      Franklin Templeton Variable Insurance Products Trust                                Franklin Advisers, Inc.
------------------------------------------------------------------     -------------------------------------------------------------
Templeton Global Bond Securities Fund, Class 2                         Current income, consistent with preservation of capital, with capital appreciation as secondary.
------------------------------------------------------------------     -------------------------------------------------------------
                 AIM Variable Insurance Funds                                             Invesco Advisers, Inc.
             (Invesco Variable Insurance Funds)
------------------------------------------------------------------     -------------------------------------------------------------
Invesco V.I. International Growth Fund, Series I                       Long-term growth of capital.
------------------------------------------------------------------     -------------------------------------------------------------
Invesco V.I. Leisure Fund, Series I                                    Long-term growth of capital.
------------------------------------------------------------------     -------------------------------------------------------------
              MFS(R) Variable Insurance Trust                                    Massachusetts Financial Services Company
------------------------------------------------------------------     -------------------------------------------------------------
MFS(R) Research International Series, Initial Class                    Seeks capital appreciation.
------------------------------------------------------------------     -------------------------------------------------------------
MFS(R) Utilities Series, Initial Class                                 Seeks total return.
------------------------------------------------------------------     -------------------------------------------------------------
         Neuberger Berman Advisers Management Trust                                  Neuberger Berman Management LLC
------------------------------------------------------------------     -------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio, Class I                       Capital growth.
------------------------------------------------------------------     -------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio, Class I                        Capital growth.
------------------------------------------------------------------     -------------------------------------------------------------
             PIMCO Variable Insurance Trust                                     Pacific Investment Management Company LLC
------------------------------------------------------------------     -------------------------------------------------------------
PIMCO CommodityRealReturn(R) Strategy Portfolio,                       Seeks maximum real return.
Administrative Class
------------------------------------------------------------------     -------------------------------------------------------------
PIMCO Total Return Portfolio, Administrative Class                     Seeks maximum total return.
------------------------------------------------------------------     -------------------------------------------------------------
                 Rydex Variable Trust                                                   Security Global Investors
------------------------------------------------------------------     -------------------------------------------------------------
Rydex Government Long Bond 1.2x Strategy Fund                          Seeks to provide investment results that correspond to 120%
                                                                       of daily price movement of Long Treasury Bond.
------------------------------------------------------------------     -------------------------------------------------------------
Rydex Inverse Government Long Bond Strategy Fund                       Seeks to provide total returns that inversely correlate to the price movements of Long Treasury Bond - a benchmark for
                                                                       U.S. Treasury debt instruments or futures contracts on a
                                                                       specified debt instrument on a daily basis.
------------------------------------------------------------------     -------------------------------------------------------------
Rydex Inverse NASDAQ-100(R) Strategy Fund                              Seeks to provide investment results that match the
                                                                       performance of the NASDAQ-100 Index(R) on a daily basis.
------------------------------------------------------------------     -------------------------------------------------------------
Rydex Inverse S&P 500 Strategy Fund                                    Seeks to provide investments results that match the inverse
                                                                       (opposite) performance of the S&P 500(R) Index on a daily
                                                                       basis.
------------------------------------------------------------------     -------------------------------------------------------------
Rydex NASDAQ-100(R) Fund                                               Seeks to provide investment results that correspond to the
                                                                       NASDAQ-100 Index(R) on a daily basis.
------------------------------------------------------------------     -------------------------------------------------------------
Rydex Nova Fund                                                        Seeks to provide investment results that match 150% of the performance of the S&P 500(R) Index on a daily basis.
------------------------------------------------------------------     -------------------------------------------------------------
Rydex Precious Metals Fund                                             Seeks to provide capital appreciation by investing in U.S.
                                                                       and foreign companies that are involved in the precious
                                                                       metals sector.
------------------------------------------------------------------     -------------------------------------------------------------
Rydex Russell 2000 1.5x Strategy Fund                                  Seeks to provide investment results that correlate to 150%
                                                                       performance of the Russell 2000(R) Index on a daily basis.
------------------------------------------------------------------     -------------------------------------------------------------
Rydex/SGI U.S. Long Short Momentum Fund                                Seeks long term capital appreciation.
------------------------------------------------------------------     -------------------------------------------------------------
               T. Rowe Price Equity Series, Inc.                                      T. Rowe Price Associates, Inc.
------------------------------------------------------------------     -------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio                               Seeks Long-term capital growth.  Income is a secondary
                                                                       objective.
------------------------------------------------------------------     -------------------------------------------------------------
              Third Avenue Variable Series Trust                                       Third Avenue Management LLC
------------------------------------------------------------------     -------------------------------------------------------------
Third Avenue Value Portfolio                                           Long-term capital appreciation.
------------------------------------------------------------------     -------------------------------------------------------------
          The Universal Institutional Funds, Inc.                                 Morgan Stanley Investment Management Inc.
------------------------------------------------------------------     -------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I - Morgan Stanley        Long-term capital appreciation by investing primarily in
 Investment Management Company and Morgan Stanley                      growth oriented equity securities of issuers in emerging
Investment Management Limited                                          market countries.
------------------------------------------------------------------     -------------------------------------------------------------
           Vanguard(R) Variable Insurance Fund                                         The Vanguard Group. Inc. 1
                                                                                  Wellington Management Company, LLP 2
                                                                              Barrow, Hanley, Mewhinney & Strauss, Inc. 3
                                                                                       AllianceBernstein L.P. 4
                                                                                  William Blair & Company, L.L.C. 5
                                                                            Schroder Investment Management North America, Inc. 6
                                                                                     Baillie Gifford Overseas Ltd. 7
                                                                                 Granahan Investment Management, Inc.8
------------------------------------------------------------------     -------------------------------------------------------------
Vanguard(R) Balanced Portfolio 2                                       Growth and Income.
------------------------------------------------------------------     -------------------------------------------------------------
Vanguard(R) Diversified Value Portfolio 3                              Growth and Income.
------------------------------------------------------------------     -------------------------------------------------------------
Vanguard(R) Equity Income Portfolio 1,2                                Growth and income.
------------------------------------------------------------------     -------------------------------------------------------------
Vanguard(R) Equity Index Portfolio 1                                   Index - Growth and income.
------------------------------------------------------------------     -------------------------------------------------------------
Vanguard(R) Growth Portfolio 4,5                                       Growth.
------------------------------------------------------------------     -------------------------------------------------------------
Vanguard(R) High Yield Bond Portfolio 2                                Income.
------------------------------------------------------------------     -------------------------------------------------------------
Vanguard(R) International Portfolio 6,7                                Growth.
------------------------------------------------------------------     -------------------------------------------------------------
Vanguard(R) Mid-Cap Index Portfolio 1                                  Index - Growth and income.
------------------------------------------------------------------     -------------------------------------------------------------

NLVA 6150                             -12-

------------------------------------------------------------------     -------------------------------------------------------------
                            FUND NAME                                                       INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
------------------------------------------------------------------     -------------------------------------------------------------
Vanguard(R) Money Market Portfolio 1                                   Money Market.
------------------------------------------------------------------     -------------------------------------------------------------
Vanguard(R) REIT Index Portfolio 1                                     Income and Growth.
------------------------------------------------------------------     -------------------------------------------------------------
Vanguard(R) Small Company Growth Portfolio 8                           Growth.
------------------------------------------------------------------     -------------------------------------------------------------
Vanguard(R) Total Bond Market Index Portfolio 1                        Index - Bonds.
------------------------------------------------------------------     -------------------------------------------------------------
Vanguard(R) Total Stock Market Index Portfolio 1                       Index:  S&P Total Market Index.
------------------------------------------------------------------     -------------------------------------------------------------

* These funds are part of and and their investment adviser and Summit are indirect subsidiaries of the UNIFI(R) Mutual Holding Company (UNIFI(R)), the ultimate parent of Ameritas Life. Also, Calvert Investment Distributors, Inc.(named Calvert Distributors, Inc. prior to 4/30/11), an indirect subsidiary of UNIFI(R), is the underwriter for these funds. Appendix A: Accumulation Unit Values provides current and historical portfolio names.

o    Adding, Deleting, or Substituting Variable Investment Options
     We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available.

     We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio, if the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account. We may add new Separate Account underlying portfolios, or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change. In all of these situations, we will receive any necessary SEC and state approval before making any such change.

     Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts. Where permitted by applicable law, we reserve the right to remove, combine or add Subaccounts. Subaccounts may be closed to new or subsequent premium payments, transfers or premium allocations. We will receive any necessary SEC and state approval before making any of these changes.

     We will notify you of any changes to the variable investment options.

     Resolving Material Conflicts - Underlying Investment Interests
     In addition to serving as underlying portfolios to the Subaccounts, the portfolios are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts. We do not currently foresee any disadvantages to you resulting from the fund companies selling portfolio shares to fund other products. However, there is a possibility that a material conflict of interest may arise between Policy Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the portfolios. Shares of some of the portfolios may also be sold to certain qualified pension and retirement plans qualifying under section 401 of the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, we will take any necessary steps to resolve the matter, including removing that portfolio as an underlying investment option of the Separate Account. The Board of Directors of each fund company will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses of the portfolios for more information. (Also see the Transfers section, Omnibus Orders.)

     FIXED ACCOUNT INVESTMENT OPTION

     There is one fixed interest rate option ("Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 1% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that we will not credit more interest than will yield the minimum guaranteed rate per year for the life of the Policy. We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. Assets in the Fixed Account are subject to claims by creditors of the company. The focus of this prospectus is to disclose the Separate Account aspects of the Policy.

All amounts allocated to the Fixed Account become assets of our general account. Interest in the general account has not been registered with the SEC and is not subject to SEC regulation, nor is the general account registered as an investment company with the SEC. Therefore, SEC staff have not reviewed the Fixed Account disclosures in this prospectus.

NLVA 6150                             -13-

     TRANSFERS

     Prior to the Annuity Date, you may transfer Policy value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

     Transfer Rules:
     o A transfer is considered any single request to move assets from one or more Subaccounts or the Fixed Account to one or more of the other Subaccounts or the Fixed Account.
     o We must receive notice of the transfer by either Written Notice, an authorized telephone transaction, or by Internet when available. Transfer requests by facsimile, telephone, or Internet must be sent to us by 3:00 p.m. Central Time (2:30 p.m. for Rydex) for same day processing. Requests received later are processed on the next trading day. Fax requests must be sent to our trade desk at 402-467-7923. If requests are faxed elsewhere, we will process them as of the day they are received by our trading unit.
     o The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $250 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)
          - If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
          - The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.
     o The first 15 transfers each Policy Year are free. Thereafter, transfers may result in a $10 charge for each transfer. This fee is deducted on a pro-rata basis from balances in all Subaccounts and the Fixed Account; it is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfer limit.
     o A transfer from the Fixed Account (except made pursuant to a systematic transfer program or our asset allocation program):
          -    may be made only once each Policy Year;
          -    may be delayed up to six months;
          -    is limited during any Policy Year to the greater of:
               - 25% of the Fixed Account value on the date of the initial transfer during that year;
               - the greatest amount of any similar transfer out of the Fixed Account during the previous 13 months; or
               -    $1,000.
     o A transfer into the Fixed Account (except made pursuant to a systematic transfer program or our asset allocation program) may not exceed 10% of the Policy value of all Subaccounts as of the most recent Policy Anniversary, unless the remaining value in any single Subaccount would be less than $1,000 in which case you may elect to transfer the entire value in that Subaccount to the Fixed Account.
     o If the Policy value in any Subaccount falls below $100, we may transfer the remaining balance, without charge, proportionately to the remaining investment options you selected in your latest allocation instructions. We will notify you when such a transfer occurs. You may, within 60 days of the date of our notice, reallocate the amount transferred, without charge, to another investment option.
     o Rydex Subaccount transfers received later than 2:30 p.m. Central Time are processed the next Business Day.
     o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time, subject to Policy restrictions.
     o In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

      Omnibus Orders
      Purchase and redemption orders received by the portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the ability of the portfolios to apply their respective disruptive trading policies and procedures. We cannot guarantee that the portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of portfolio shares, as well as the owners of all variable life insurance or variable annuity contracts, including ours, whose variable investment options correspond to the affected portfolios. In addition, if a portfolio believes that an omnibus order that we submit may reflect one or more transfer requests from Owners engaged in disruptive trading, the portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

NLVA 6150                             -14-

     THIRD-PARTY SERVICES

     Where permitted and subject to our rules, we may accept your authorization to have a third party exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election by sending us Written Notice. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that fees charged by such third parties for their service are separate from and in addition to fees paid under the Policy.

     DISRUPTIVE TRADING PROCEDURES

Organizations or individuals that use market timing investment strategies and make frequent or other disruptive transfers should not purchase the Policy, unless such transfers are limited to Subaccounts whose underlying portfolio prospectus specifically permits such transfers.

     The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market (except in Subaccounts whose underlying portfolio prospectus specifically permits such trading). Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount's underlying portfolio can disrupt management of a Subaccount's underlying portfolio and raise expenses. This in turn can hurt performance of an affected Subaccount and therefore hurt your Policy's performance.

     Policy owners should be aware that we are contractually obligated to provide Policy owner transaction data relating to trading activities to the underlying funds on written request and, on receipt of written instructions from a fund, to restrict or prohibit further purchases or transfers by Policy owners identified by an underlying fund as having engaged in transactions that violate the trading policies of the fund.

     We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy owners. Restrictions may include changing, suspending or terminating telephone, on-line and facsimile transfer privileges. We will also enforce any Subaccount underlying portfolio manager's own restrictions imposed upon transfers considered by the manager to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. Any Subaccount restrictions will be uniformly applied.

     There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations. The discretionary nature of our disruptive trading procedures may result in some Policy owners being able to market time, while other Policy owners bear the harm associated with timing. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them. Certain Subaccount underlying portfolios, such as the Rydex Subaccounts, may permit short-term trading and will have disclosed this practice in their portfolios' prospectuses.

     Excessive Transfers
     We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:
     o    the total dollar amount being transferred;
     o    the number of transfers you make over a period of time;
     o whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;
     o whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
     o the investment objectives and/or size of the Subaccount underlying portfolio.

     Third Party Traders
     We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we may, among other things:
     o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
     o reject the transfer or exchange instructions of individual Policy Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

NLVA 6150                             -15-

     We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing, earnings sweep or asset allocation program are not subject to these disruptive trading procedures. See the sections of the Prospectus describing those programs for the rules of each program.

     SYSTEMATIC TRANSFER PROGRAMS

     We offer several systematic transfer programs. We reserve the right to alter or terminate these programs upon thirty days written notice.

o    Dollar Cost Averaging
     The Dollar Cost Averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Vanguard VIF Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Policy value, protect against a loss, or otherwise achieve your investment goals.

     Dollar Cost Averaging Program Rules:
     o    There is no additional charge for the Dollar Cost Averaging program.
     o We must receive notice of your election and any changed instruction - either by Written Notice or by telephone transaction instruction.
     o    Automatic transfers can only occur monthly.
     o The minimum transfer amount out of the Vanguard VIF Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
     o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy Month date.
     o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Vanguard VIF Money Market Subaccount or the Fixed Account is less than $100.
     o Dollar Cost Averaging is not available when the Portfolio Rebalancing program is elected.

o    Portfolio Rebalancing
     The Portfolio Rebalancing program allows you to rebalance your Policy value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

     Portfolio Rebalancing Program Rules:
     o    There is no additional charge for the Portfolio Rebalancing program.
     o    The Fixed Account is excluded from this program.
     o You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
     o    You may have rebalancing occur quarterly, semi-annually or annually.

o    Earnings Sweep
     The Earnings Sweep program allows you to sweep earnings from your Subaccounts to be rebalanced among designated investment options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

     Earnings Sweep Program Rules:
     o    There is no additional charge for the Earnings Sweep program.
     o    The Fixed Account is included in this program.
     o You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
     o    You may have your earnings sweep quarterly, semi-annually or annually.

NLVA 6150                             -16-

     ASSET ALLOCATION PROGRAM

     We offer an asset allocation program using models. However, you always have the ability to construct your own asset allocation plan from among the investment options available in your Policy. Asset allocation programs using models are intended to match model risk tolerance and investment objectives with the investment options available in your Policy.

     To assist you in your selection of an asset allocation model, our Asset Allocation Program (the "Program") uses fund-specific model recommendations developed by our affiliate, Summit Investment Advisors, Inc. ("Summit"). These model recommendations are offered to you through an agreement between Ameritas Life and Summit. The Program consists of five models, ranging from aggressive to conservative. Summit provides Ameritas Investment Corp. ("AIC"), our majority owned subsidiary, with ongoing recommendations and monitoring of the portfolios that comprise the models.

     To participate in the Program:
     o AIC will serve as your investment adviser fiduciary for the Program solely for purposes of development of the models and periodic updates to the models. You must give AIC your written consent and discretionary authority for AIC to give us instructions to allocate your premiums (or, for an existing Policy, Policy value) pursuant to the allocations of the model you select. AIC will also periodically instruct us to change your allocations consistent with any changes to the model made by AIC as recommended by Summit. AIC has no discretionary authority to execute any other transfers for your Policy.
     o    You must complete the Asset Allocation questionnaire.
     o You must allocate all of your Policy value to one asset allocation model. We must receive notice of your asset allocation model election by Written Notice before we can begin a Program for you. Only you can select which model is best for you. The Asset Allocation questionnaire can be an aid, but neither it nor AIC will make this decision for you. You may wish to consult with your own financial professional to determine whether participation in the Program is best for you, and if so, which model is most suitable.
     o Each quarter we will automatically rebalance the Subaccount values to be consistent with the allocation percentages for the Program model that you selected. Such rebalancing will be disclosed in quarterly statements to you. Performance of each model is updated daily on our website and is available upon request.
     o At least annually, AIC will re-evaluate and may make changes to each investment level model based upon Summit's recommendations. When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Program.
     o If you are currently participating in a Program model and you make changes to your allocations outside the model, you will not receive future notifications of model changes. You will then be considered as having withdrawn from the Program and as having cancelled your relationship with AIC for purposes of implementing the Program with your Policy. For this reason, you will not be able to execute trades online if you participate in the Program. You will be required to talk to a Service Center representative if you are in the Program, but wish to make a transfer or trade. The Service Center representative will explain to you, prior to executing any telephone transaction, that your election to execute a trade will result in the discontinuance of the Program for your Policy. Additional safeguards apply if your Policy has the GLWB rider (See the GLWB Rider section, Asset Allocation.).
     o If participation in the Program terminates, including by death of the Owner, Policy value will not be reallocated automatically if the model is changed, and thus will not reflect the most current allocation recommendations. Any additional premiums received after the death of the Owner will be returned.

     Potential Conflicts of Interest
     AIC and Summit may be subject to competing interests that have the potential to influence their decision making with regard to the models. AIC is compensated by us as principal underwriter for the Policies. Summit is compensated by us for its fund-specific model recommendations, and its ongoing oversight of the available investment options. We and AIC may receive fees for administrative services from other portfolios in the models. This additional compensation and related responsibilities may create conflicts of interest as AIC determines what portfolios should be in the models. Also, Calvert Variable Products, Inc. and Calvert Variable Series, Inc. (the "Calvert Funds"), which are part of the UNIFI(R) Mutual Holding Company and therefore are affiliated with us, have portfolios offered through the Policy. The Calvert Funds are advised by Calvert Investment Management, Inc.

NLVA 6150                             -17-

("CIM"), an affiliate of ours, and certain of the Calvert Funds are subadvised by Summit Investment Advisors, Inc. ("Summit"), also an affiliate of ours. CIM and Summit are compensated for advisory oversight, subadvisory, and administrative services. Calvert Fund portfolios may or may not be included in the models. Summit may have an incentive to recommend certain portfolios that have administrative, advisory or subadvisory services provided by CIM and Summit. As a result of the competing interests the affiliated parties face in this Program, there is an increased potential risk of a conflict of interest in these arrangements.

     The GLWB rider requires that, beginning on the rider activation date, you may participate only in certain Program models. The models currently available for use with the GLWB rider are: Capital Growth, Moderate, Balanced, and Conservative; for more information on these models, see your variable annuity application. The GLWB rider will terminate if you withdraw from a designated model or allocate any portion of your subsequent premium payments to an investment option that is not consistent with the listed models.

     There is no additional charge for selecting the Program. Although asset allocation programs are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still lose value. For information about risks of participating in the Program and more detail about the Program, including more information about conflicts of interest, ask for a copy of this prospectus' Statement of Additional Information. More information about AIC's role as investment adviser for the Program is available on AIC's Form ADV Part 2A, Appendix 1, which is delivered to you at the time you subscribe to the Program. We may modify or discontinue the Asset Allocation Program at any time.

IMPORTANT POLICY PROVISIONS
--------------------------------------------------------------------------------
     Many key rights and benefits under the Policy are summarized in this prospectus; however, you must refer to the Policy itself for the actual terms of the Policy. You may obtain a copy of the Policy from us. The Policy remains in force until surrendered for its Cash Surrender Value, or until all proceeds have been paid under an annuity income option or as a death benefit.

     POLICY APPLICATION AND ISSUANCE

     To purchase a Policy, you must submit an application and a minimum initial premium. A Policy usually will be issued only if you and the Annuitant are age 0 through 85, rounded to the nearest birthday. We reserve the right to reject any application or premium for any reason.

Replacing an existing annuity policy is not always your best choice. Evaluate any replacement carefully.

     If your application is in good order upon receipt, we will credit your initial premium (less premium tax, if applicable) to the Policy value in accordance with your allocation instructions within two Business Days after the later of the date we receive your application or the date we receive your premium. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial premium unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met.

     The Policy Date is the date two Business Days after we receive your application and initial premium. It is the date used to determine Policy Anniversaries and Policy Years. No Policy will be dated on or after the 29th day of a month. (This does not affect how premium is credited; see the paragraph above.)

o    Application in Good Order
     All application questions must be answered, but particularly note these requirements:
     o The Owner's and the Annuitant's full name, Social Security number, and date of birth must be included.
     o Your premium allocations must be completed in whole percentages, and total 100%.
     o    Initial premium must meet minimum premium requirements.
     o    Your signature must be on the application.
     o Identify the type of plan, whether it is non-qualified or, if it is qualified, state the type of qualified plan.
     o    City, state and date application was signed must be completed.
     o If you have one, please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.
     o There may be forms in addition to the application required by law or regulation, especially when a qualified plan or replacement is involved.

NLVA 6150                             -18-

o    Premium Requirements
     Your premium checks should be made payable to "Ameritas Life Insurance Corp." We may postpone crediting any payment made by check to your Policy value until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources. Total premiums for all annuities held with us for the same Annuitant or Owner may not exceed $1 million without our consent.
     Initial Premium
     o    The only premium required. All others are optional.
     o Must be at least $2,000. We have the right to change these premium requirements, and to accept a smaller initial premium if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or as part of a tax-qualified plan.

     Additional Premiums
     o Must be at least $250; $50 if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or a tax-qualified plan. We have the right to change these premium requirements.
     o    Will not be accepted, without our approval, on or after the earlier of
          (i) the Policy Anniversary nearest your 85th birthday or (ii) the Annuity Date.

o    Allocating Your Premiums
     You may allocate your premiums among the variable investment options and the Fixed Account fixed interest rate option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.
     o    Allocations must be in whole percentages, and total 100%.
     o You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
     o All premiums will be allocated pursuant to your instructions on record with us.
     o The allocation of any premium to the Fixed Account may not exceed 25% without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account proportionately to the remaining investment options you selected in your latest allocation instructions.

o    "Right to Examine" Period Allocations
     If you are not satisfied with the Policy, you may void it by returning it to us within 10 days of receipt, or longer where required by state law. You will then receive a full refund of your Policy value; however, where required by certain states, or if your Policy was issued as an Individual Retirement Account ("IRA"), you will receive either the premium paid or your Policy value, whichever amount is greater.

     YOUR POLICY VALUE

     On your Policy's date of issue, the Policy value equals the initial premium less any charge for applicable premium taxes. On any Business Day thereafter, the Policy value equals the sum of the values in the Separate Account variable investment options and the Fixed Account. The Policy value is expected to change from day to day, reflecting the expenses and investment experience of the selected variable investment options (and interest earned in the Fixed Account options) as well as the deductions for charges under the Policy.

o    Separate Account Value
     Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Subaccount units allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:
     (a) the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
     (b) the daily mortality and expense risk charge; and this result divided by
     (c) the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

NLVA 6150                             -19-

     When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

     An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

o    Fixed Account Value
     The Policy value of the Fixed Account on any Business Day equals:
     (a) the Policy value of the Fixed Account at the end of the preceding Policy Month; plus
     (b)  any premiums credited since the end of the previous Policy Month; plus
     (c) any transfers from the Subaccounts credited to the Fixed Account since the end of the previous Policy Month; minus
     (d) any transfers and transfer fee from the Fixed Account to the Subaccounts since the end of the previous Policy Month; minus
     (e) any partial withdrawal taken from the Fixed Account since the end of the previous Policy Month; minus
     (f) the Fixed Account's share of the annual Policy fee on the Policy Anniversary; plus
     (g)  interest credited on the Fixed Account balance.

     TELEPHONE TRANSACTIONS

Telephone Transactions Permitted
o    Transfers among investment options.
o    Establish systematic transfer programs.
o    Change of premium allocations.

How to Authorize Telephone Transactions
o Upon your authorization on the Policy application or in Written Notice to us, you or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules:
o Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time), except Rydex Subaccount transactions must be received by 2:30 p.m. Central Time; if later, the transaction will be processed the next day the NYSE is open.
o    Calls will be recorded for your protection.
o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
o    May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

     DELAY OF PAYMENTS

     We will usually pay any amounts requested as a full surrender or partial withdrawal from the Separate Account within 7 days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if:
(i) the NYSE is closed for other than customary weekend and holiday closings;
(ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

     We may defer payments of full surrenders or partial withdrawals or a transfer from the Fixed Account for up to 6 months from the date we receive your Written Notice, after we request and receive approval from the insurance commissioner of the state where the Policy is delivered.

     BENEFICIARY

     You may change your beneficiary by sending Written Notice to us, unless the named beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named beneficiary is irrevocable you may change the named beneficiary only by Written Notice signed by both you and the beneficiary. If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

NLVA 6150                             -20-

     If there are joint Owners, the surviving joint Owner will be deemed the beneficiary, and the beneficiary named in the Policy application or subsequently changed will be deemed the contingent beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent beneficiary.

     If the beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner. The surviving spouse may not elect the Guaranteed Lifetime Withdrawal Benefit rider when the single life option was selected and the Policy was issued under an Internal Revenue Code Section 401 or 457 qualified plan.

     If the named beneficiary dies before you, then your estate is the beneficiary until you name a new beneficiary.

     MINOR OWNER OR BENEFICIARY

     A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. Contrary to common belief, in most states parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

     POLICY CHANGES

     Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Office and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this Prospectus' first two pages and last page.

     POLICY TERMINATION

     We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy. See this prospectus' POLICY DISTRIBUTIONS: Withdrawals section for more information.

     If you have paid no premiums during the previous 36-month period, we have the right to pay you the total value of your Policy in a lump sum and cancel the Policy if (i) the Cash Surrender Value is less than $1,000 (does not apply to IRAs), or (ii) the paid-up lifetime income annuity benefit at maturity, based on an accumulation of the Policy value to maturity, would be less than $20 per month.

NLVA 6150                             -21-

POLICY DISTRIBUTIONS
--------------------------------------------------------------------------------
     There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Date. Tax penalties may apply to amounts taken out of your Policy before the Annuity Date. Your Policy also provides a death benefit that may be paid upon your death prior to the Annuity Date. All or part of a death benefit may be taxable.

     WITHDRAWALS
Withdrawals may be subject to:
     -    Income Tax
     -    Penalty Tax

     You may withdraw, by Written Notice, all or part of your Policy's Cash Surrender Value prior to the Annuity Date. Following a full surrender of the Policy, or at any time the Policy value is zero, all your rights in the Policy end. Total surrender requires you to return your Policy to us.

     Withdrawal Rules
     o Withdrawals must be by Written Notice. A request for a systematic withdrawal plan must be on our form and must specify a date for the first payment, which must be the 1st through 28th day of the month.
     o    Minimum withdrawal is $250.
     o We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy.
     o Withdrawal results in cancellation of Accumulation Units from each applicable Subaccount and deduction of Policy value from any Fixed Account option. If you do not specify which investment option(s) from which to take the withdrawal, it will be taken from each investment option in the proportion that the Policy value in each investment option bears to the total Policy value.
     o The amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total premiums made, because we will deduct any charges owed but not yet paid, a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Separate Account.
     o Unless you give us Written Notice not to withhold taxes from a withdrawal, we must withhold 10% of the taxable amount withdrawn to be paid as a federal tax, as well as any amounts required by state laws to be withheld for state income taxes.

     Ameritas Life and the Separate Account may allow facsimile request forms and signatures to be used for the purpose of a "Written Notice" authorizing withdrawals from your Policy. You may complete and execute a withdrawal form and send it to our Service Center fax number, 402-467-7335. We may offer this method of withdrawal as a service to meet your needs when turnaround time is critical. However, by not requiring an original signature there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.

o    Systematic Withdrawal Plan
     The systematic withdrawal plan allows you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Policy value from a specified investment option monthly, quarterly, semi-annually or annually. We can support and encourage your use of electronic fund transfer of systematic withdrawal plan payments to an account of yours that you specify to us. The fixed dollar amount of systematic withdrawals may be calculated in support of Internal Revenue Service minimum distribution requirements over the lifetime of the Annuitant. No systematic withdrawal may be established after the 28th of each month. Although this plan mimics annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax adviser before requesting this plan.

     DEATH BENEFITS

o    Death Benefit Upon Owner's Death
     We will pay the death benefit after we receive Due Proof of Death of an Owner's death and we have sufficient information about the beneficiary to make the payment. Death benefits may be paid pursuant to an annuity income option to the extent allowed by applicable law and any settlement agreement in effect at your death. If the beneficiary does not make an annuity income option election within 60 days of our receipt of Due Proof of Death, we will issue a lump-sum payment to the beneficiary.

A death benefit is payable upon:
           -    Your Policy being in force;
           -    Receipt of Due Proof of Death of the first Owner to die;
           -    Election of an annuity income option; and
           - Proof that the Owner died before any annuity payments begin. "Due Proof of Death" is a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us.

NLVA 6150                             -22-

     Until we receive satisfactory proof of death and instructions, in the proper form, from your beneficiaries, your Policy will remain allocated to the Subaccounts you chose, so the amount of the death benefit will reflect the investment performance of those Subaccounts during this period. If your Policy has multiple beneficiaries, we will calculate and pay each beneficiary's share of the death benefit proceeds once we receive satisfactory proof of death and when we receive instructions, in proper form, from that beneficiary. The death benefit proceeds still remaining to be paid to other beneficiaries will continue to fluctuate with the investment performance of the Subaccounts you chose, until each beneficiary has provided us instructions in the proper form.

     If an Owner of the Policy is a corporation, trust or other non-individual, we treat the primary Annuitant as an Owner for purposes of the death benefit. The "primary Annuitant" is that individual whose life affects the timing or the amount of the death benefit payout under the Policy. A change in the primary Annuitant will be treated as the death of an Owner.

     If the Annuitant is an Owner or joint Owner, the Annuitant's death is treated as the Owner's death.

     If the Annuitant is not an Owner and the Annuitant dies before the Annuity Date, the Owner may name a new Annuitant if such Owner(s) is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If the Owner does not name a new Annuitant, the Owner will become the Annuitant.

     If your spouse is the Policy beneficiary, Annuitant, or a joint Owner, special tax rules apply. See the IRS Required Distribution Upon Death of Owner section below.

     We will deduct any applicable premium tax not previously deducted from the death benefit payable.

     In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all beneficiary accounts in place at any given time. We will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the general account.

o    Standard Death Benefit
     Upon any Owner's death before the Annuity Date, the Policy will end, and we will pay a death benefit to your beneficiary. The death benefit equals the larger of:
     - your Policy value on the later of the date we receive Due Proof of Death or an annuity payout option election less any charge for applicable premium taxes; or
     -    adjusted guaranteed death benefit premiums.

     We define adjusted guaranteed death benefit premiums as total premiums paid into the Policy less an adjustment for each withdrawal. If you have not taken any withdrawals from the Policy, the adjusted guaranteed death benefit premium is equal to the total premiums paid into the Policy. To calculate the adjustment amount for the first withdrawal made under the Policy, we determine the percentage by which the withdrawal reduces the Policy value. For example, a $10,000 withdrawal from a Policy with a $100,000 value is a 10% reduction in Policy value. This percentage is calculated by dividing the amount of the withdrawal by the Policy value immediately prior to taking that withdrawal. The resulting percentage is multiplied by the total premiums paid into the Policy immediately prior to the withdrawal and then subtracted from the total premiums paid into the Policy immediately prior to the withdrawal. The resulting amount is the adjusted guaranteed death benefit premiums.

     To arrive at the adjusted guaranteed death benefit premiums for subsequent withdrawals, we determine the percentage by which the Policy value is reduced by taking the amount of the withdrawal in relation to the Policy value immediately prior to taking the withdrawal. We then multiply the adjusted guaranteed death benefit premiums as determined immediately prior to the withdrawal by this percentage. We subtract that result from the adjusted guaranteed death benefit premiums determined immediately prior to the withdrawal to arrive at the subsequent guaranteed death benefit premiums.

NLVA 6150                             -23-

     Upon any Owner's death on or after the Annuity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

o    IRS Required Distribution Upon Death of Owner
     Federal law requires that if your Policy is tax non-qualified and you die before the Annuity Date, then the entire value of your Policy must be distributed within 5 years of your death. The 5-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual beneficiary; and (b) will be paid over the lifetime or the life expectancy of that beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. A more detailed description of these rules and other required distribution rules that apply to tax-qualified Policies are included in Appendix B of this prospectus.

o    Tables Illustrating Benefits Upon Death
     The following tables illustrate benefits payable, if any, upon death of a party to the Policy for most, but not necessarily all, situations. The terms of any Policy rider or qualified plan funded by the Policy may change this information. Please consult your own legal and tax advisor for advice. You may contact us for more information.

                                      If death occurs before the Annuity Date:
If the deceased is...  and...              and...                      then the...
--------------------- ---------------------- ------------------------------ ------------------------------------------------
any Policy Owner      - - -                  - - -                         Policy beneficiary receives the death
                                                                           benefit.
--------------------- ---------------------- ----------------------------- ---------------------------------------------
any Policy Owner      there is no surviving  the beneficiary is the Policy surviving spouse may elect to become the
                      joint Policy Owner who Owner's surviving spouse,     Policy Owner and continue the Policy, or
                      is the deceased        unless the spouse is the      may have the Policy end and receive the
                      Owner's spouse         surviving joint Policy Owner  death benefit.
--------------------- ---------------------- ----------------------------- ---------------------------------------------
the Annuitant         a Policy Owner is      there is no named             the Policy continues with the Policy Owner
                      living                 contingent or joint           as the Policy Annuitant unless the Owner
                                             Annuitant                     names a new Annuitant.
--------------------- ---------------------- ----------------------------- ---------------------------------------------
the Annuitant         the Policy Owner       - - -                         the Annuitant's death is treated as a
                      is a non-person                                      Policy Owner's death.
--------------------- ---------------------- ----------------------------- ---------------------------------------------
the Annuitant         a Policy Owner is      the contingent or joint       contingent Annuitant becomes the Annuitant,
                      living                 Annuitant is living           and the Policy continues.
--------------------- ---------------------- ----------------------------- ---------------------------------------------

                                      If death occurs on or after the Annuity Date:
If the deceased is...  and...             then the...
--------------------- ---------------- -------------------------------------------------------------------------
--------------------- ---------------- -----------------------------------------------------------------------------
any Policy Owner      there is a       surviving Policy Owner remains as Owner for purposes of distributing any
                      living joint     remaining Policy proceeds pursuant to the annuity income option then in
                      Owner, and       effect.  If the annuity benefit payee was the deceased Policy Owner, the
                      the Annuitant    surviving Owner receives the proceeds.  If the payee is other than the
                      is living        deceased Owner, proceeds continue to be paid to the payee until the payee's death, then are paid to the Policy beneficiary.
--------------------- ---------------- -----------------------------------------------------------------------------
any Policy Owner      there is no      Policy beneficiary becomes the Policy Owner for purposes of distributing
                      surviving        any remaining Policy proceeds pursuant to the annuity income option then in
                      joint Owner,     effect.  If the annuity benefit payee was the Owner, then the Policy
                      and              beneficiary receives the proceeds.  If the payee is other than the Owner,
                      the Annuitant    proceeds continue to be paid to the payee until the payee's death, then are
                      is living        paid to the Policy beneficiary.
--------------------- ---------------- -----------------------------------------------------------------------------
any Annuitant         any Policy       Policy Owner (or other named payee) receives distribution of any remaining
                      Owner is living  Policy proceeds pursuant to the annuity income option then in effect.
--------------------- ---------------- -----------------------------------------------------------------------------
the Annuitant         the Annuitant    Policy beneficiary becomes the Policy Owner for purposes of distributing
                      is also the      any remaining Policy proceeds pursuant to the annuity income option then in
                      Policy Owner     effect.  If the annuity benefit payee was the Owner, then the Policy beneficiary receives the proceeds.  If the payee is other than the Owner, proceeds continue to be paid to the payee until the payee's death, then are paid to the Policy beneficiary.
--------------------- ---------------- -----------------------------------------------------------------------------

     ANNUITY INCOME BENEFITS

     A primary function of an annuity contract, like this Policy, is to provide annuity payments to the payee(s) you name. You will receive the annuity benefits unless you designate another payee(s). The level of annuity payments is determined by your Policy value, the Annuitant's sex (except where prohibited by law) and age, and the annuity income option selected. All or part of your Policy Cash Surrender Value may be placed under one or more annuity income options.

Annuity payments:
        - require investments to be allocated to our general account, so are not variable.
        -  may be taxable and, if premature, subject to a tax penalty.

NLVA 6150                             -24-

     Annuity payments must be made to individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity income option is effective only after we acknowledge it. We may require initial and ongoing proof of the Owner's or Annuitant's age or survival. Unless you specify otherwise, the payee is the Owner.

     Payments under the annuity income options are fixed annuity payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 1.5% on an annual basis. We have sole discretion whether or not to pay a higher interest rate for all annuity income options. Current annuity income option amounts for all options are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts for all annuity income options are based on the interest rate described above. Guaranteed amounts for options 4 and 5 (see below) are also based on the A2000 Valuation Mortality Table, projected 20 years. Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the Annuity Date, and does not change.

o    When Annuity Income Payments Begin
     You select the Annuity Date by completing an election form that you can request from us at any time. This date may not be any earlier than the fifth Policy Anniversary. If you do not specify a date, the Annuity Date will be the later of the Policy Anniversary nearest the Annuitant's 85th birthday or the fifth Policy Anniversary. Tax-qualified Policies may require an earlier Annuity Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Date.

o    Selecting an Annuity Income Option
     You choose the annuity income option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the date annuity payments are scheduled to begin. If no selection is made by then, we will apply the Policy Cash Surrender Value to make annuity payments under annuity income option 4 providing lifetime income payments.

The longer the guaranteed or projected annuity income option period, the lower the amount of each annuity payment.

     If you die before the Annuity Date (and the Policy is in force), your beneficiary may elect to receive the death benefit under one of the annuity income options (unless applicable law or a settlement agreement dictate otherwise).

o    Annuity Income Options
     Once fixed annuity payments under an annuity income option begin, they cannot be changed. (We may allow the Annuitant or Beneficiary to transfer amounts applied under options 1, 2 or 3 to option 4, 5 or 6 after the Annuity Date. However, we reserve the right to discontinue this practice.) When the Owner dies, we will pay any unpaid guaranteed payments to your beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

     Note: Unless you elect an annuity income option with a guaranteed period or option 1, it is possible that only one annuity payment would be made under the annuity payout option if the Annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the Annuitant died before the due date of the third annuity payment, etc. This would not happen if you elect an annuity option guaranteeing either the amount or duration of payments, or just paying interest (options 1, 2, or 3).

     Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice not to withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

     We may pay your Policy proceeds to you in one sum if they are less than $1,000, or when the annuity income option chosen would result in periodic payments of less than $20. If any annuity payment would be or becomes less than $20, we also have the right to change the frequency of payments to an interval that will result in payments of at least $20. In no event will we make payments under an annuity option less frequently than annually.

NLVA 6150                             -25-

     The annuity income options are:

(1) Interest Payment. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.

(2) Designated Amount Annuity. Proceeds are paid in monthly installments of a specified amount over at least a 5-year period until proceeds, with interest, have been fully paid.

(3) Designated Period Annuity. Proceeds are paid in monthly installments for the specified period chosen. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.

(4) Lifetime Income Annuity. Proceeds are paid as monthly income during the Annuitant's life. Variations provide for guaranteed payments for a period of time.

(5) Joint and Last Survivor Lifetime Income Annuity. Proceeds are paid as monthly income during the joint Annuitants' lives and until the last of them dies.

(6)  Lump Sum. Proceeds are paid in one sum.

     GLWB RIDER

     A Guaranteed Lifetime Withdrawal Benefit ("GLWB") rider is part of your Policy at the time of issue if the Policy Date is on or after November 5, 2007 and if the rider is approved in your state. The rider may be issued in its Inactive Phase for any issue age 0 - 85. It may be issued in an active status when the Policy Owner is age 49 years, six months and one day ("attained age 50") through age 85 years, 6 months ("attained age 85"). Active status riders will be either in the Accumulation Phase or the Withdrawal Phase. You may activate the rider subject to the terms and conditions stated below.

     The GLWB rider provides a withdrawal benefit that guarantees a series of annualized withdrawals from the Policy, regardless of the Policy value, until your death or the death of the last surviving Covered Person. Guarantees, which are obligations of the general account, are subject to the claims paying ability of the Company and do not apply to the performance of the underlying investment options available with this product.

o    GLWB Definitions

Benefit phases are defined as:
     o Inactive Phase. The period of time when this rider is inactive. The Owner chooses when to end the Inactive Phase, but it cannot end before the Youngest Age 50.
     o Accumulation Phase. The period of time between the Rider Activation Date and the first date of the Withdrawal Phase.
     o Withdrawal Phase. The period of time beginning with the occurrence of the first withdrawal as outlined in the Withdrawal Phase section.
     o Guaranteed Phase. The period of time during which Lifetime Withdrawal Benefit Amount payments continue to be made, although the Policy value has been reduced to zero.

Benefit Base. The amount used in conjunction with a lifetime distribution factor to determine the Lifetime Withdrawal Benefit Amount.

Covered Person(s).
     o    The Owner of the Policy or;
     o The Annuitant if the Owner of the Policy is a non-natural person, such as a trust or;
     o The spouses when the joint spousal option is selected. Once the rider is activated, no changes to the Covered Persons will be permitted.

Excess Withdrawal. The portion of any withdrawal taken during the Withdrawal Phase that makes the total of all withdrawals in a Rider Year exceed the Lifetime Withdrawal Benefit Amount in that Rider Year.

Lifetime Withdrawal Benefit Amount ("LWBA"). The maximum amount that can be withdrawn under this rider during a Rider Year without reducing the Benefit Base.

NLVA 6150                             -26-

Maximum Anniversary Policy Value. The highest Policy value on any Policy Anniversary during the 10-year period after the later of the Rider Activation Date or the most recent reset date.

Monthly Anniversary.  The same date in a succeeding month as the Policy Date.

Premium Accumulation Value. The sum of premiums paid, accumulated at an annual compound rate of interest for a 10-year period during the Accumulation Phase beginning with the later of the Rider Activation Date or the most recent reset date. The rate of interest is:
     o    5% for the Rider Year in which no withdrawal is taken
     o    0% for the Rider Year in which a withdrawal is taken

     The initial Premium Accumulation Value is determined as follows:
     o If the Rider Activation Date is the same as the Policy Date, it is equal to the initial premium.
     o If the Rider Activation Date is after the Policy Date, it is equal to the Policy value as of the Rider Activation Date.

Remaining Balance. The most recently determined Benefit Base minus the sum of all withdrawals made since the later of the beginning of the Withdrawal Phase or the most recent step-up of the Benefit Base. The Remaining Balance will never be less than zero.

Rider Activation Date. The end of the Inactive Phase and the beginning of the Accumulation Phase or the Withdrawal Phase. It must coincide with a Monthly Anniversary and cannot occur before the Youngest Age 50.

Rider Year. For the first Rider Year, the period of time from the Rider Activation Date to the next Policy Anniversary. Subsequent Rider Years will coincide with Policy Years.

RMD. The required minimum distribution amount as defined by Internal Revenue Code Section 401(a)(9) and related Code provisions. It is based on the previous year-end Policy value of the Policy to which the rider is attached, including the present value of additional benefits provided under the Policy and any other riders attached to the Policy to the extent required to be taken into account under IRS guidance.

Youngest Age.  The attained age of the youngest Covered Person.

o    Inactive Phase

     The following apply during the Inactive Phase:
     o    No charges for the rider will be deducted from the Policy value.
     o No restrictions are imposed on withdrawals other than those provided by the base Policy.
     o No restrictions are imposed on asset allocations other than those provided by the base Policy.
     o No determinations are made of Premium Accumulation Value, Maximum Anniversary Policy Value, or Benefit Base as they apply to the benefits and provisions of the GLWB rider.

     The end of the Inactive Phase coincides with the Rider Activation Date.

o    Activation of Rider

     Rider Activation Date
     The rider will be activated on the Monthly Anniversary following our receipt of the properly completed service forms and your written consent granting AIC discretionary authority as described in the Asset Allocation Program section and below, but no earlier than the Youngest Age 50.

     Rider Charges
     The Guaranteed Maximum Charge and the Current Charge for the rider are shown in the CHARGES section of this prospectus and other information about the rider charges is discussed in the CHARGES EXPLAINED section.

NLVA 6150                             -27-

     Asset Allocation
     Beginning on the Rider Activation Date, the GLWB rider limits individual transfers and future premium allocations otherwise permitted by the Policy. By activating the rider, you agree that your Policy value will be invested in one of certain allowable allocation models while the rider is active, and you agree to a rebalancing schedule. The models currently available for use with the GLWB rider are: Capital Growth, Moderate, Balanced, and Conservative. You are permitted to transfer your total Policy value from one allowable allocation model to another allowable allocation model. AIC will serve as your investment adviser fiduciary solely for purposes of development of the asset allocation models and periodic updates to the models or deletion of models available under the GLWB.

     The conditions of the Asset Allocation Program will apply. However, changes to your allocations outside the allowable models will terminate the rider. Only you can select the allowable asset model best for you. AIC will not make this decision for you.

     Premium payments made to the Policy value during the Accumulation Phase and Withdrawal Phase will be credited proportionally to the subaccounts contained in the asset allocation model you have selected. All withdrawals will be deducted proportionally from the subaccounts in the asset allocation model.

     We have the right to discontinue access to an allocation model. If an allocation model will be discontinued, we will notify you within 30 days prior to the change. If after 30 days you have not selected another allowable allocation model, we will transfer all funds from the discontinued allocation model to a default model as specified in the notice. You may later request to transfer your total Policy value from the default model to any of the remaining asset allocation models.

     We will notify you in the event any transaction you request will involuntarily cause your GLWB rider to terminate for failure to invest according to an allowable asset allocation model. We will require you to sign a form to terminate your GLWB rider and request the investment option change. Until the service form is received in good order in our office, we will not complete your requested change.

     Single Life Option - Rider Election by Surviving Spouse
     This section applies only to Policies issued as tax non-qualified, or to Policies issued as Regular, SEP, SIMPLE, or Roth IRAs. The rider is not available to a surviving spouse when the single life option was selected and the Policy was issued under a qualified plan established by the applicable provisions of Internal Revenue Code Section 401 or 457.

     If the Covered Person dies during the Accumulation Phase of the rider and if the surviving spouse of the deceased Covered Person elects to continue the policy in accordance with its terms, the surviving spouse may elect to add the rider for his or her life.

     a. If the surviving spouse has not reached attained age 50, the rider will become inactive and will enter the Inactive Phase.
     b. If the surviving spouse has reached attained age 50, the rider may be activated into the Accumulation Phase and the Premium Accumulation Value and Maximum Anniversary Policy Value will be set equal to the Policy value. The charge for the rider will equal the charge in effect for new issues of the same rider and will not exceed the maximum charge as stated in the CHARGES section of this prospectus.

     If the Covered Person dies during the Withdrawal Phase, and if the surviving spouse of the deceased Covered Person elects to continue the Policy in accordance with its terms, the surviving spouse may continue the Policy and the rider. The LWBA in effect on the date of the Covered Person's death will be paid until such time that the Remaining Balance is reduced to zero. No step-up of the Benefit Base is available after the Covered Person's death.

     Joint Spousal Option - for Non-Qualified and IRA Plans
     Effective May 1, 2010, the joint spousal option is available for Policies issued as Regular, SEP, SIMPLE, or Roth IRAs (together referred to as "IRAs"). (Policies issued prior to that date were permitted to be issued under the joint spousal option only if they were tax non-qualified.) Additional conditions for IRAs with the joint spousal rider include that the spouse must be the primary beneficiary of the Owner. You should consult a competent tax adviser to learn how tax laws may apply to your interests in the Policy.

NLVA 6150                             -28-

o    Accumulation Phase

     Reset Feature
     On each Policy Anniversary during the Accumulation Phase, the Premium Accumulation Value will be reset to the Policy value, if it is greater.

     At the time of a reset:
     1.   A new 10-year period begins for:
          a.   Premium Accumulation Value; and,
          b. Comparison of anniversary Policy values to determine the Maximum Anniversary Policy Value.
     2. The charge for the rider will equal the charge in effect for new issues of the same rider.
     3. If the charge increases, we will notify you within 30 days prior to the Policy Anniversary. The charge for the rider will be specified in the notice and will not exceed the maximum charge as stated in the CHARGES section of this prospectus.
     4. You can decline the charge increase by sending us written notice no later than 10 days prior to the Policy Anniversary. If you decline the charge increase, the reset feature will be suspended and the charge percentage will remain unchanged for the current Policy Year. On each subsequent Policy Anniversary during the Accumulation Phase you will have the option to accept any available reset.

     On and after each reset, the provisions of the rider will apply in the same manner as they applied when the rider was originally activated. The deduction of charges, limitations on withdrawals, and any future reset options available on and after the most recent reset will again apply and will be measured from the most recent reset.

     Withdrawals
     You are permitted one withdrawal per Rider Year during the Accumulation Phase without initiating the Withdrawal Phase. (The withdrawal must be at least $250 and conform to other terms in the WITHDRAWALS section of this prospectus.) You must indicate your wish to exercise this provision at the time you request the withdrawal. The withdrawal can be no sooner than 30 days after the Policy Date. A second request for a withdrawal in a Rider Year will automatically transition the rider to the Withdrawal Phase as described below.

     A withdrawal will reduce the Premium Accumulation Value and the Maximum Anniversary Policy Value in the same proportion that the withdrawal amount has to the Policy value prior to the withdrawal. The Premium Accumulation Value and Maximum Anniversary Policy Value after the withdrawal, respectively, will be equal to (a), minus the result of multiplying (a) by the quotient of (b) divided by (c) as shown in the following formula:

          a - (a * (b / c))

          where:
          a = Premium Accumulation Value or Maximum Anniversary Policy Value
              prior to the withdrawal;
          b = withdrawal amount;
          c = Policy value prior to the withdrawal

Taking a withdrawal under this provision will reduce the annual rate of interest for the Premium Accumulation Value to 0% for the Rider Year in which the withdrawal is taken.

o    Withdrawal Phase

     You may choose to begin withdrawal payments no sooner than 30 days after the Policy Date and no later than 60 days after the date we receive the properly completed service form in our office.

     Benefit Base
     The Benefit Base is established at the beginning of the Withdrawal Phase. It is not used to determine other benefits or features of the Policy or the rider.

     The initial Benefit Base equals the greatest of the following, determined at the beginning of the Withdrawal Phase:
     o    Policy value
     o    Premium Accumulation Value
     o    Maximum Anniversary Policy Value

     The Benefit Base is adjusted downward due to an Excess Withdrawal and upward due to step-up or additional premium payments.

NLVA 6150                             -29-

     Lifetime Withdrawal Benefit Amount
     We guarantee, as an obligation of our general account, that you can withdraw up to the LWBA during the Withdrawal Phase, regardless of Policy value, until the death of the last Covered Person.

     The LWBA is determined by applying the lifetime distribution factor to the Benefit Base. The lifetime distribution factor corresponds to the Youngest Age at the beginning of the Withdrawal Phase. The lifetime distribution factor is established from the following schedule; it never changes once it is established:
          o    4.0% - ages 50 through 54
          o    4.5% - ages 55 through 59
          o    5.0% - ages 60 through 64
          o    5.5% - ages 65 through 69
          o    6.0% - ages 70 through 74
          o    6.5% - ages 75 through 79
          o    7.0% - age 80 and older
At any time that the Benefit Base is adjusted, the LWBA is re-determined by applying the lifetime distribution factor to the adjusted Benefit Base.

     You have the choice of receiving withdrawals on an annual, semi-annual, quarterly, or monthly basis. If periodic withdrawals would be or become less than $100, we will change the frequency of withdrawals to an interval that will result in a payment of at least $100.

     Impact of Withdrawals on Benefit Base
     Withdrawals taken during the Withdrawal Phase may impact the Benefit Base. Total withdrawals in a Rider Year up to the LWBA will not reduce the Benefit Base and will not impact the LWBA. Also, if you are required to take RMD from the Policy and the RMD exceeds the LWBA, the portion of the RMD that is greater than the LWBA will not be treated as an Excess Withdrawal. However, any withdrawal amount that causes total withdrawals in a Rider Year to exceed the greater of the LWBA or the RMD will be treated as an Excess Withdrawal.

     At the time a withdrawal is taken, if the total withdrawals in a Rider Year exceed the LWBA, the excess will be considered as an Excess Withdrawal. Excess Withdrawals will proportionally reduce the Benefit Base. The proportional reduction in the Benefit Base is equal to the quotient of (x) divided by the result of subtracting (z) minus (x) from (y):

                  _____x____
                  (y - (z - x))

                  where:
                  x = Excess Withdrawal amount with respect to LWBA;
                  y = Policy value immediately prior to the withdrawal; z = total amount of the current withdrawal.
A reduction in the Benefit Base will reduce the LWBA.

     No Excess Withdrawals will be allowed when the Policy value is zero. If an Excess Withdrawal reduces the LWBA to an amount less than $100, we will pay the Remaining Balance in a lump sum. The rider and its benefits will be terminated.

     Step-Up of Benefit Base
     On each Policy Anniversary during the Withdrawal Phase, we will compare the Policy value to the Benefit Base. If the Policy value is greater than the Benefit Base on any anniversary, we will increase the Benefit Base to equal the Policy value and recalculate the LWBA, which will increase the LWBA.

     Additional Premiums
     Additional premium payments made during the Withdrawal Phase will:
          1. increase the Policy value according to the provisions of the Policy; and,
          2.   increase the Benefit Base; and,
          3.   increase the LWBA.

     Premium payments made during the Withdrawal Phase may not exceed $100,000 during a Policy Year without our prior approval. Premium payments will not be accepted if the Policy value is zero.

NLVA 6150                             -30-

o    Guaranteed Phase
     If a withdrawal (including an RMD) reduces the Policy value to zero and at least one Covered Person is still living, the following will apply:
     a.   the monthly rider charge will no longer be deducted; and,
     b. the LWBA will be provided until the death of the last surviving Covered Person under a series of pre-authorized withdrawals according to a frequency selected by the owner, but no less frequently than annually; and,
     c.   no additional premiums will be accepted; and,
     d.   no additional step-ups will occur; and,
     e. any Remaining Balance will not be available for payment in a lump sum and may not be applied to provide payments under an annuity option; and,
     f. the Policy and any other riders will cease to provide any death benefits.

o    Death Benefit

     Upon the death of the last Covered Person, if the Policy is in the Withdrawal Phase, the beneficiary will select to receive either the Death Benefit as provided by the Policy and other riders, as applicable, or the distribution of the Remaining Balance accomplished through the payment of the LWBA subject to the IRS regulations as relating to RMD until such time that the Remaining Balance is zero.

     If the last surviving Covered Person dies and the Policy value is zero (the Guaranteed Phase of the GLWB rider) as of the date of death, any Remaining Balance of the Benefit Base will be distributed to the Beneficiary through the payment of the LWBA until such time that the Remaining Balance is zero.

o    Termination of Rider

     Except as otherwise provided under the Continuation of Rider by Surviving Spouse for Single Life Option, the rider will - terminate without value on the earliest occurrence of any of the following dates:
     1.   the date of death of the last surviving Covered Person;
     2.   the date there is a change of Owner;
     3. the date annuity payments commence under an annuity income option as described in the Policy;
     4. the date an Excess Withdrawal is taken such that the LWBA is less than $100;
     5.   the date any investment restriction is violated;
     6. the date a loan is taken from the Policy, as applicable, during the Accumulation Phase or the Withdrawal Phase;
     7. the date the Owner(s) provide us with written notice to terminate either the rider or the Policy.
If annuity payments are to commence under number 3 above, at the maximum maturity date the owner may select one of the following options:
     a. apply the Policy value under an annuity income option described in the Policy, or
     b. receive periodic annualized payments equal to the LWBA that would otherwise be determined at that time through a life contingent annuity.

NLVA 6150                             -31-

FEDERAL INCOME TAX MATTERS
--------------------------------------------------------------------------------

     This discussion of how federal income tax laws may affect investment in your variable annuity is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). It is NOT intended as tax advice. All information is subject to change without notice. We make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

     Section 72 of the Internal Revenue Code of 1986, as amended, (the "Code") governs taxation of annuities in general and Code Section 817 provides rules regarding the tax treatment of variable annuities. Other Code sections may also impact taxation of your variable annuity investment and/or earnings.

o    Tax Deferrals During Accumulation Period
     An important feature of variable annuities is tax-deferred treatment of earnings during the accumulation phase. An individual owner is not taxed on increases in the value of a Policy until a withdrawal occurs, either in the form of a non-periodic payment or as annuity payments under the settlement option selected.

o    Taxation of Withdrawals
     Withdrawals are included in gross income to the extent of any allocable income. Any amount in excess of the investment in the Policy is allocable to income. Accordingly, withdrawals are treated as coming first from the earnings, then, only after the income portion is exhausted, as coming from principal.

     If you make a withdrawal, not only is the income portion of such a distribution subject to federal income taxation, but a 10% penalty may apply. However, the penalty does not apply to distributions:
     o    after the taxpayer reaches age 59 1/2;
     o    upon the death of the Owner;
     o    if the taxpayer is defined as totally disabled;
     o as periodic withdrawals that are a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and the beneficiary;
     o    under an immediate annuity; or
     o    under certain other limited circumstances.

o    Taxation of Annuity Payments
     Earnings from a variable annuity are taxable only upon withdrawal and are treated as ordinary income. Generally, the Code provides for the return of your investment in an annuity policy in equal tax-free amounts over the annuity payout period. Fixed annuity payment amounts may be excluded from taxable income based on the ratio of the investment in the Policy to the total expected value of annuity payments. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Policy by the total number of expected payments. The balance of each payment is taxable income. After you recover your investment in the Policy, any payment you receive is fully taxable. (If a variable payment is less than the excludable amount you should contact your tax adviser to determine how to report any investment not recovered.) The taxable portion of any annuity payment is taxed at ordinary income tax rates.

o    Taxation of Death Proceeds
     A death benefit paid under the Policy may be taxable income to the beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply to your estate, even if all or a portion of the benefit is subject to federal income taxes. To be treated as an annuity, a Policy must provide that:
(1) if an Owner dies: (a) on or after the annuity starting date, and (b) before the entire interest in the Policy is distributed, the balance will be distributed at least as rapidly as under the method being used at the date of death, and (2) if the Owner dies before the annuity starting date, the entire interest must be distributed within five years of death. However, if an individual is designated as beneficiary they may take distribution over their life expectancy. If distributed in a lump sum, the death benefit amount is taxed in the same manner as a full withdrawal. If the beneficiary is the surviving spouse of the Owner it is possible to continue deferring taxes on the accrued and future income of the Policy until payments are made to the surviving spouse.

NLVA 6150                             -32-

o    Tax Treatment of Assignments and Transfers
     An assignment or pledge of an annuity Policy is treated as a withdrawal. Also, the Code (particularly for tax-qualified plans) and ERISA in some circumstances prohibit such transactions, subjecting them to income tax and additional excise tax. Therefore, you should consult a competent tax adviser if you wish to assign or pledge your Policy.

o    Tax Treatments by Type of Owner
     A Policy held by an entity other than a natural person, such as a corporation, estate or trust, usually is not treated as an annuity for federal income tax purposes unless annuity payments start within a year. The income on such a Policy is taxable in the year received or accrued by the Owner. However, this rule does not apply if the entity as Owner is acting as an agent for an individual or is an estate that acquired the Policy as a result of the death of the decedent. Nor does it apply if the Policy is held by certain qualified plans, is held pursuant to a qualified funding trust (structured settlement plan), or if an employer purchased the Policy under a terminated qualified plan. You should consult your tax adviser before purchasing a Policy to be owned by a non-natural person.

o    Annuity Used to Fund Qualified Plan
     The Policy is designed for use with various qualified plans, including:
     o    Individual Retirement Annuities (IRAs), Code Section 408(b);
     o    Simplified Employee Pension (SEP IRA), Code Section 408(k);
     o Savings Incentive Match Plans for Employees (SIMPLE IRA), Code Section 408(p); and
     o    Roth IRAs, Code Section 408A.

     The Policy will not provide additional tax deferral benefits if it is used to fund a tax-deferred qualified plan. However, Policy features and benefits other than tax deferral may make it an appropriate investment for a qualified plan. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity. Tax rules for qualified plans are very complex and vary according to the type and terms of the plan, as well as individual facts and circumstances. Each purchaser should obtain advice from a competent tax adviser prior to purchasing a Policy issued under a qualified plan.

     The Company reserves the right to limit the availability of the Policy for use with any of the plans listed above or to modify the Policy to conform to tax requirements. Some retirement plans are subject to requirements that we have not incorporated into our administrative procedures. Unless we specifically consent, we are not bound by plan requirements to the extent that they conflict with the terms of the Policy.

o    Tax Impact on Account Value
     Certain Policy credits are treated as taxable "earnings" and not "investments" for tax purposes. Taxable earnings are considered paid out first, followed by the return of your premiums (investment amounts).

NLVA 6150                             -33-

MISCELLANEOUS
--------------------------------------------------------------------------------

     ABOUT OUR COMPANY

     Ameritas Life Insurance Corp. ("Ameritas Life") issues the Policy described in this prospectus and is responsible for providing each Policy's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of Nebraska - Nebraska's first insurance company - in business since 1887. We are engaged in the business of issuing individual life insurance and annuities, group dental, eye care and hearing care insurance, retirement plans and 401(k) plans throughout the United States, except in the State of New York. We are an indirectly wholly owned subsidiary of UNIFI(R) Mutual Holding Company ("UNIFI(R)"). Our address is 5900 "O" Street, Lincoln, Nebraska, 68510. (See the TABLE OF CONTENTS page of this prospectus, or the cover page or last page for information on how to contact us.)

     Ameritas Life relies on the exemption provided by Rule 12h-7 to file reports under the Securities Exchange Act of 1934.

     DISTRIBUTION OF THE POLICIES

     Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510, a direct majority-owned subsidiary of Ameritas Life, is the principal underwriter of the Policies. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and will also be licensed as insurance agents to sell variable insurance products. AIC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). There is no premium load to cover sales and distribution expenses. All compensation or expense reimbursement received by AIC for serving as principal underwriter of the Policies will be paid by us from our other assets or surplus in our general account, which may include profits derived from mortality and expense risk charges and other charges made under the Policies. Policies can also be purchased from us through salaried employees who are registered representatives of AIC and who will not receive compensation related to the purchase.

     The Policies are also sold by individuals who are registered representatives of AIC or other broker-dealers. In these situations, we may pay AIC at a rate of up to 0.05% of all premium received, and other broker-dealers at a rate of up to 0.50% of premium plus an asset based administrative compensation of 0.10% (annualized) beginning in the second Policy Year.

     VOTING RIGHTS

     As required by law, we will vote the Subaccount shares in the underlying portfolios at regular and special shareholder meetings of the series funds pursuant to instructions received from persons having voting interests in the underlying portfolios. The underlying portfolios may not hold routine annual shareholder meetings.

     If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote the shares attributable to your Policy in the same proportions as we vote the shares for which we have received instructions from other Policy owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Policy owners. It is possible that a small number of Policy owners can determine the outcome of a voting proposal.

     LEGAL PROCEEDINGS

     As of the date of this Prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.

NLVA 6150                             -34-

APPENDIX A: Accumulation Unit Values
--------------------------------------------------------------------------------

     The following table shows Accumulation Unit values ("AUV's") for the Subaccounts that fund obligations of Ameritas Life Insurance Corp. Separate Account LLVA (the "Registrant") under variable annuity Policies offered by this prospectus. NLVA 6150 AUVs are shown as of the close of business each December 31, which marks the beginning and end of each fiscal period. The table also provides the number of Accumulation Units outstanding for each Subaccount variable investment option portfolio as of the end of the periods indicated for NLVA 6150, as well as accumulation units for the Registrant's NLVA 4080 policies, which are no longer offered for sale, but for which the Registrant may continue to accept payments. Policy expenses vary for each of the Registrant's variable annuities; therefore, NLVA 6150 AUVs are not representative of values for the NLVA 4080.

     The financial statements of the Subaccounts can be found in the Statement of Additional Information. (See the cover and back page to learn how to get a copy of the Statement of Additional Information.)

--------------------------------------------------------------- ------- ------------ ------------- ----------------------
                                                                                                         Number (#) of
 FUND                                                                   Value ($) at  Value ($) at    Accumulation  Units
 Subaccount Name                                                          Beginning   End of Year       At End of Year
                                                                  Year    Of First   (December 31)       (December 31)
                                                                         Year Listed                  6150        4080
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
AMERICAN CENTURY INVESTMENTS
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
American Century VP International Fund, Class I                   2008         10.39         5.919     73,397           0
(05/01/2008)                                                      2009                       7.874    128,294       1,450
                                                                  2010                       8.868    158,600           0
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
American Century VP Mid Cap Value Fund, Class I                   2008         12.97         9.744     37,892      10,333
(05/01/2008)                                                      2009                      12.593     17,870      12,461
                                                                  2010                      14.928     68,318      10,922
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
CALVERT VARIABLE PRODUCTS, INC.
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Calvert VP EAFE International Index Portfolio, Class I            2010         69.93        75.346      9,602         615
(05/01/2010)
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Calvert VP Natural Resources Portfolio (05/01/2008)               2008         64.98        36.364      8,270       1,006
                                                                  2009                      47.403     22,924      10,121
                                                                  2010                      55.233     36,140       9,244
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Calvert VP S&P 500 Portfolio (12/12/2008)                         2008         NA           NA         NA           2,916
                                                                  2009                                              3,028
                                                                  2010                                              5,664
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Calvert VP MidCap 400 Index Portfolio, Class I (05/01/2010)       2010         NA           NA         NA           4,649
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Calvert VP SRI Large Cap Value Portfolio (12/12/2008)             2008         NA           NA         NA           2,087
                                                                  2009                                              1,913
                                                                  2010                                              2,382
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
CALVERT VARIABLE SERIES, INC.
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Calvert VP Small Cap Growth Portfolio                             2001         NA           NA         NA             787
                                                                  2002                                              5,937
                                                                  2003                                              3,543
                                                                  2004                                              5,844
                                                                  2005                                              1,467
                                                                  2006                                              3,586
                                                                  2007                                              6,448
                                                                  2008                                             29,103
                                                                  2009                                             13,344
                                                                  2010                                             11,992
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Calvert VP SRI Balanced Portfolio (4/13/2005)                     2001                                             24,259
                                                                  2002                                             81,158
                                                                  2003                                            114,772
                                                                  2004                                            183,833
                                                                  2005          1.85         1.943          0     198,390
                                                                  2006                       2.103    261,214     220,640
                                                                  2007                       2.149    243,848     241,723
                                                                  2008                       1.468    375,620     114,010
                                                                  2009                       1.829    362,748     106,320
                                                                  2010                       2.038    649,398     103,318
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Calvert VP SRI Equity Portfolio (04/13/2005)                      2005         16.46        17.673      5,529      NA
                                                                  2006                      19.344     33,799
                                                                  2007                      21.160     43,493
                                                                  2008                      13.511     41,306
                                                                  2009                      18.041     39,480
                                                                  2010                      21.030     39,109
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------

NLVA 6150                           - A:1 -            Accumulation Unit Values

--------------------------------------------------------------- ------- ------------ ------------- ----------------------
                                                                                                         Number (#) of
 FUND                                                                   Value ($) at  Value ($) at    Accumulation  Units
 Subaccount Name                                                          Beginning   End of Year       At End of Year
                                                                  Year    Of First   (December 31)       (December 31)
                                                                         Year Listed                  6150        4080
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Calvert VP SRI Strategic Portfolio (05/01/2008)                   2008         19.13        12.201     69,847         450
                                                                  2009                      17.405    100,494       1,512
                                                                  2010                      19.131    218,017       1,781
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
DFA INVESTMENT DIMENSIONS GROUP INC.
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
VA Global Bond Portfolio (12/13/2010)                             2010         11.43        12.290          0      NA
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
VA International Small Portfolio (12/13/2010)                     2010         10.73        10.740          0      NA
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
VA International Value Portfolio (12/13/2010)                     2010         10.94        11.280          0      NA
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
VA Short-Term Fixed Portfolio (12/13/2010)                        2010         10.19        10.200          0      NA
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
VA U.S. Large Value Portfolio (12/13/2010)                        2010         14.73        15.100         75      NA
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
VA U.S. Targeted Value Portfolio (12/13/2010)                     2010         12.18        11.658      1,521      NA
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
DWS INVESTMENTS VIT FUNDS
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
DWS Small Cap Index VIP,  Class A                                 2001                                              1,552
                                                                  2002                                             14,641
                                                                  2003                                             25,279
                                                                  2004                                             71,810
                                                                  2005                                             87,077
                                                                  2006                                             69,169
                                                                  2007                                             57,376
                                                                  2008                                              7,599
                                                                  2009                                              8,760
                                                                  2010                                              8,461
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
DWS INVESTMENTS VARIABLE SERIES I
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
DWS Capital Growth VIP Portfolio, (05/01/2011)                    2010         NA           NA         NA          NA
(DWS Health Care VIP portfolio prior to 05/01/2011)
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
DWS VARIABLE SERIES II
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
DWS Dreman Small Mid Cap Value VIP Portfolio,                     2008         11.39         7.901    113,837       5,362
Class A (05/01/2008)                                              2009                      10.192    143,883      78,206
                                                                  2010                      12.468     96,319      70,134
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
DWS Global Thematic VIP Portfolio, Class A                        2008         10.93         5.820     17,752           0
(05/01/2008)                                                      2009                       8.325     50,028           0
                                                                  2010                       9.405     33,259       2,352
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Fidelity(R) VIP Contrafund(R) Portfolio, Initial Class            2005         26.30        30.968     22,757      NA
(04/13/2005)                                                      2006                      34.408    456,566
                                                                  2007                      40.238    503,855
                                                                  2008                      23.005    535,745
                                                                  2009                      31.049    462,986
                                                                  2010                      36.177    436,022
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Fidelity(R) VIP Contrafund(R) Portfolio,                          2001         NA           NA         NA           3,550
Service Class                                                     2002                                              8,659
                                                                  2003                                             29,564
                                                                  2004                                             44,592
                                                                  2005                                            105,776
                                                                  2006                                            371,194
                                                                  2007                                            217,488
                                                                  2008                                            229,913
                                                                  2009                                            159,662
                                                                  2010                                            152,334
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Fidelity(R) VIP Equity-Income Portfolio, Initial Class            2005         23.48        25.460      1,082      NA
(04/13/2005)                                                      2006                      30.434    114,257
                                                                  2007                      30.730    107,439
                                                                  2008                      17.526     92,690
                                                                  2009                      22.695     83,908
                                                                  2010                      25.978     78,726
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Fidelity(R) VIP Growth Portfolio, Initial Class                   2005         30.19        33.678        377      NA
(04/13/2005)                                                      2006                      35.788     86,264
                                                                  2007                      45.188    107,623
                                                                  2008                      23.743    104,673
                                                                  2009                      30.293     75,579
                                                                  2010                      37.391     77,388
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Fidelity(R) VIP High Income Portfolio, Initial Class              2005          6.36         6.640      4,863      NA
(04/13/2005)                                                      2006                       7.346    134,373
                                                                  2007                       7.509    164,712
                                                                  2008                       5.602    285,316
                                                                  2009                       8.021    566,445
                                                                  2010                       9.075    462,638
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------

NLVA 6150                           - A:2 -            Accumulation Unit Values

--------------------------------------------------------------- ------- ------------ ------------- ----------------------
                                                                                                         Number (#) of
 FUND                                                                   Value ($) at  Value ($) at    Accumulation  Units
 Subaccount Name                                                          Beginning   End of Year       At End of Year
                                                                  Year    Of First   (December 31)       (December 31)
                                                                         Year Listed                  6150        4080
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Fidelity(R) VIP High Income Portfolio, Service Class              2001         NA           NA         NA               0
                                                                  2002                                            288,530
                                                                  2003                                            816,096
                                                                  2004                                            997,681
                                                                  2005                                            950,658
                                                                  2006                                            427,486
                                                                  2007                                            233,765
                                                                  2008                                             95,260
                                                                  2009                                             67,609
                                                                  2010                                             91,348
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Fidelity(R) VIP Investment Grade Bond Portfolio,                  2001                                              5,292
Initial Class (04/13/2005)                                        2002                                             22,324
                                                                  2003                                              9,808
                                                                  2004                                             57,536
                                                                  2005         12.48        12.732     21,777      78,410
                                                                  2006                      13.213    270,546      76,920
                                                                  2007                      13.712    390,100      74,586
                                                                  2008                      13.194    605,655      12,132
                                                                  2009                      15.184    700,541      16,235
                                                                  2010                      16.272    901,343      15,634
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Fidelity(R) VIP Mid Cap Portfolio, Initial Class                  2005         29.49        35.022      8,368      NA
(04/13/2005)                                                      2006                      39.255    169,764
                                                                  2007                      45.140    187,619
                                                                  2008                      27.186    207,460
                                                                  2009                      37.875    210,022
                                                                  2010                      48.505    255,573
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Fidelity(R) VIP Mid Cap Portfolio, Service Class                  2001         NA           NA         NA          13,942
                                                                  2002                                             17,011
                                                                  2003                                             28,061
                                                                  2004                                            263,270
                                                                  2005                                            170,540
                                                                  2006                                             52.554
                                                                  2007                                             36,668
                                                                  2008                                             29,289
                                                                  2009                                             29,568
                                                                  2010                                             31,979
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Fidelity(R) VIP Overseas Portfolio, Initial Class                 2005         16.93        20.609      2,193      NA
(04/13/2005)                                                      2006                      24.203    175,855
                                                                  2007                      28.237    204,122
                                                                  2008                      15.780    188,150
                                                                  2009                      19.858    191,471
                                                                  2010                      22.328    151,133
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Fidelity(R) VIP Strategic Income Portfolio, Initial Class         2008         10.77         9.467     35,620       4,634
(05/01/2008)                                                      2009                      12.241    106,603      10,393
                                                                  2010                      13.340    173,127       8,230
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Templeton Global Bond Securities Fund, Class 2                    2008         17.58        17.693    117,009       3,037
(05/01/2008)                                                      2009                      20.883    265,963      13,643
                                                                  2010                      23.759    303,333      17,868
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Invesco V.I. Dividend Growth Fund (05/01/2011)                    2010         NA           NA         NA          NA
(Invesco V.I. Financial Services Fund, Series I prior to 5/1/11)
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Invesco V.I. Global Health Care Fund, Series I                    2001         NA           NA         NA           5,716
(05/01/2001)                                                      2002                                              5,381
                                                                  2003                                             10,701
                                                                  2004                                              6,295
                                                                  2005                                              5,503
                                                                  2006                                              4,226
                                                                  2007                                              3,343
                                                                  2008                                              3,345
                                                                  2009                                              2,252
                                                                  2010                                              3,207
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Invesco V.I. International Growth Fund, Series I                  2008         31.91        19.985      5,949       2,841
(05/01/2008)                                                      2009                      26.880     14,347       3,052
                                                                  2010                      30.157     18,347       1,669
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------

NLVA 6150                           - A:3 -            Accumulation Unit Values

--------------------------------------------------------------- ------- ------------ ------------- ----------------------
                                                                                                         Number (#) of
 FUND                                                                   Value ($) at  Value ($) at    Accumulation  Units
 Subaccount Name                                                          Beginning   End of Year       At End of Year
                                                                  Year    Of First   (December 31)       (December 31)
                                                                         Year Listed                  6150        4080
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Invesco V.I. Leisure Fund, Series I (05/01/2008)                  2008         12.11         7.196      1,251           0
                                                                  2009                       9.503      3,844           0
                                                                  2010                      11.513      8,069           0
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Invesco V.I. Technology Fund, Series I (05/01/2001)               2001         NA           NA         NA           5,212
                                                                  2002                                              2,286
                                                                  2003                                              5,429
                                                                  2004                                              9,651
                                                                  2005                                             16,526
                                                                  2006                                             10,137
                                                                  2007                                              7,649
                                                                  2008                                              5,699
                                                                  2009                                              5,969
                                                                  2010                                              8,681
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
MFS(R) VARIABLE INSURANCE TRUST
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
MFS(R) Research International Series, Initial Class               2008         15.06         8.871      4,774       1,284
(05/01/2008)                                                      2009                      11.545    266,608         808
                                                                  2010                      12.717    223,269       4,821
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
MFS(R) Utilities Series, Initial Class (05/01/2008)               2008         28.69        18.173      6,682       3,468
                                                                  2009                      24.077     27,736       1,624
                                                                  2010                      27.238     22,838       1,137
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Neuberger Berman AMT Balanced Portfolio, Class I                  2001         NA           NA         NA           6,677
                                                                  2002                                              5,726
                                                                  2003                                              6,263
                                                                  2004                                             38,806
                                                                  2005                                             19,254
                                                                  2006                                             18,422
                                                                  2007                                             17,328
                                                                  2008                                             15,766
                                                                  2009                                             15,817
                                                                  2010                                             15,385
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Neuberger Berman AMT Growth Portfolio, Class I                    2001         NA           NA         NA           6,120
                                                                  2002                                              7,445
                                                                  2003                                              5,083
                                                                  2004                                              9,741
                                                                  2005                                              6,346
                                                                  2006                                              4,728
                                                                  2007                                              7,427
                                                                  2008                                              4,640
                                                                  2009                                              2,512
                                                                  2010                                              2,966
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Neuberger Berman AMT Partners Portfolio,  Class I                 2001                                             26,791
(05/01/2008)                                                      2002                                             24,552
                                                                  2003                                             23,147
                                                                  2004                                             23,615
                                                                  2005                                             41,916
                                                                  2006                                             25,926
                                                                  2007                                             18,981
                                                                  2008         20.37         9.854      9,810      46,309
                                                                  2009                      15.296     23,022      41,135
                                                                  2010                      17.587     12,720      37,227
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Neuberger Berman AMT Regency Portfolio,  Class I                  2008         15.76         8.773      2,268           0
(05/01/2008)                                                      2009                      12.788     12,810         923
                                                                  2010                      16.040     38,883       4,417
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Neuberger Berman AMT Short Duration Bond                          2001         NA           NA         NA          11,857
Portfolio, Class I                                                2002                                              5,653
                                                                  2003                                             15,429
                                                                  2004                                             15,003
                                                                  2005                                             18,688
                                                                  2006                                             12,235
                                                                  2007                                             11,367
                                                                  2008                                              9,992
                                                                  2009                                              1,612
                                                                  2010                                              3,371
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------

NLVA 6150                           - A:4 -            Accumulation Unit Values

--------------------------------------------------------------- ------- ------------ ------------- ----------------------
                                                                                                         Number (#) of
 FUND                                                                   Value ($) at  Value ($) at    Accumulation  Units
 Subaccount Name                                                          Beginning   End of Year       At End of Year
                                                                  Year    Of First   (December 31)       (December 31)
                                                                         Year Listed                  6150        4080
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
PIMCO CommodityRealReturn(R) Strategy Portfolio,                  2005         11.83        12.377      2,221
Administrative Class (11/18/2005)                                 2006                      11.928    562,938
                                                                  2007                      14.619    610,037
                                                                  2008                       8.172    659,659
                                                                  2009                      11.502    716,609       6,552
                                                                  2010                      14.238    655,645      15,660
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
PIMCO Total Return Portfolio, Administrative Class                2009         10.49        11.475    541,079      53,873
(05/01/2009)                                                      2010                      12.331    889,848     189,282
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
RYDEX VARIABLE TRUST/SGI
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Rydex Government Long Bond 1.2x Strategy Fund                     2001                                              5,690
(04/13/2005)                                                      2002                                             23,309
                                                                  2003                                              2,057
                                                                  2004                                              1,825
                                                                  2005         12.14        12.380          0      30,759
                                                                  2006                      11.920     64,922      27,604
                                                                  2007                      13.012     96,643      25,384
                                                                  2008                      18.745     88,008      10,907
                                                                  2009                      12.761     58,654       7,447
                                                                  2010                      13.972     66,830       7,206
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Rydex Inverse Government Long Bond Strategy Fund                  2005         21.42        20.800          0      NA
(04/13/2005)                                                      2006                      22.374     10,490
                                                                  2007                      21.247      7,004
                                                                  2008                      14.747      6,777
                                                                  2009                      17.513     46,269
                                                                  2010                      15.179     61,922
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Rydex Inverse NASDAQ-100(R) Strategy Fund                         2005         23.63        21.510          0      NA
(04/13/2005)                                                      2006                      21.106      2,864
                                                                  2007                      18.622      5,161
                                                                  2008                      27.413     15,385
                                                                  2009                      16.337     11,207
                                                                  2010                      12.786     18,745
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Rydex Inverse S&P 500 Strategy Fund (04/13/2005)                  2001                                              9,659
                                                                  2002                                             27,540
                                                                  2003                                             19,281
                                                                  2004                                             36,374
                                                                  2005          5.38         5.149      7,535     155,132
                                                                  2006                       4.737     52,676      40,793
                                                                  2007                       4.750     60,100     111,985
                                                                  2008                       6.578     88,429      85,486
                                                                  2009                       4.740     67,985     113,660
                                                                  2010                       3.912    142,033     121,501
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Rydex NASDAQ-100(R) Strategy Fund (04/13/2005)                    2001                                             35,649
                                                                  2002                                             36,498
                                                                  2003                                             56,178
                                                                  2004                                            279,555
                                                                  2005         12.95        14.525     10,957     317,244
                                                                  2006                      15.280     46,633     263,799
                                                                  2007                      17.904     54,016      23,116
                                                                  2008                      10.343     43,117       9,822
                                                                  2009                      15.635     70,742       9,114
                                                                  2010                      18.415     37,013      23,582
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Rydex Nova Fund (04/13/2005)                                      2001                                             28,887
                                                                  2002                                             23,593
                                                                  2003                                             70,894
                                                                  2004                                            880,971
                                                                  2005          7.87         8.573     16,884     430,560
                                                                  2006                      10.169     33,069     362,180
                                                                  2007                      10.227     39,211      38,879
                                                                  2008                       4.630     69,538      55,621
                                                                  2009                       6.240     57,917      36,190
                                                                  2010                       7.442     99,083      11,171
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------

NLVA 6150                           - A:5 -            Accumulation Unit Values

--------------------------------------------------------------- ------- ------------ ------------- ----------------------
                                                                                                         Number (#) of
 FUND                                                                   Value ($) at  Value ($) at    Accumulation  Units
 Subaccount Name                                                          Beginning   End of Year       At End of Year
                                                                  Year    Of First   (December 31)       (December 31)
                                                                         Year Listed                  6150        4080
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Rydex Precious Metals Fund (04/13/2005)                           2001                                             60,964
                                                                  2002                                            115,606
                                                                  2003                                            162,986
                                                                  2004                                            140,385
                                                                  2005          7.59        10.341      4,240     142,403
                                                                  2006                      12.488    174,045     129,996
                                                                  2007                      14.848    197,763     143,213
                                                                  2008                       9.072    263,001     184,338
                                                                  2009                      13.465    305,549     167,184
                                                                  2010                      18.481    393,889     119,875
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Rydex Russell 2000 1.5x Strategy Fund (04/13/2005)                2005         30.06        34.892      2,332      NA
                                                                  2006                      41.937     24,926
                                                                  2007                      38.896     20,979
                                                                  2008                      18.813     28,404
                                                                  2009                      24.943     26,714
                                                                  2010                      34.177     26,135
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Rydex/SGI U.S. Long Short Momentum Fund                           2005         10.93        12.674      8,744      NA
(04/13/2005)                                                      2006                      14.040     91,439
                                                                  2007                      17.138    114,316
                                                                  2008                      10.101     98,090
                                                                  2009                      12.788     84,356
                                                                  2010                      14.136     71,023
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
T. ROWE PRICE EQUITY SERIES, INC.
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
T. Rowe Price Blue Chip Growth Portfolio-II                       2008         11.12         6.765    484,009       2,952
(05/01/2008)                                                      2009                       9.566    533,867     118,014
                                                                  2010                      11.068    430,045     112,204
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
THIRD AVENUE VARIABLE SERIES TRUST
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Third Avenue Value Portfolio (04/13/2005)                         2001                                             10,041
                                                                  2002                                             13,798
                                                                  2003                                             62,363
                                                                  2004                                            168,797
                                                                  2005         24.09        28.284     25,225     281,122
                                                                  2006                      32.569    238,393     143,090
                                                                  2007                      30.834    276,379     196,234
                                                                  2008                      17.277    271,753     213,263
                                                                  2009                      24.975    236,332     150,046
                                                                  2010                      28.318    170,608     142,249
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
UIF Emerging Markets Equity Portfolio, Class I                    2008         22.85        10.489     87,430       1,496
(05/01/2008)                                                      2009                      17.717    250,341      23,927
                                                                  2010                      20.962    314,237      29,913
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
VANGUARD(R) VARIABLE INSURANCE FUND
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Vanguard(R) Balanced Portfolio (04/13/2005)                       2005         17.71        19.005      9,440      NA
                                                                  2006                      21.729    462,269
                                                                  2007                      23.416    459,356
                                                                  2008                      18.031    452,699
                                                                  2009                      22.039    456,520
                                                                  2010                      24.321    475,803
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Vanguard(R) Diversified Value Portfolio (04/13/2005)              2001                                              3,188
                                                                  2002                                              4,864
                                                                  2003                                             23,492
                                                                  2004                                            153,437
                                                                  2005         13.52        14.325     42,870     209,072
                                                                  2006                      16.936    616,560     233,941
                                                                  2007                      17.506    744,786     363,030
                                                                  2008                      11.117    955,942     293,251
                                                                  2009                      14.033    914,651     258,234
                                                                  2010                      15.251    796,463     246,190
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------

NLVA 6150                           - A:6 -            Accumulation Unit Values

--------------------------------------------------------------- ------- ------------ ------------- ----------------------
                                                                                                         Number (#) of
 FUND                                                                   Value ($) at  Value ($) at    Accumulation  Units
 Subaccount Name                                                          Beginning   End of Year       At End of Year
                                                                  Year    Of First   (December 31)       (December 31)
                                                                         Year Listed                  6150        4080
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Vanguard(R) Equity Income Portfolio (04/13/2005)                  2001                                                750
                                                                  2002                                              4,147
                                                                  2003                                             18,830
                                                                  2004                                             60,232
                                                                  2005         17.57        18.551     30,206      92,040
                                                                  2006                      22.268    262,316     149,105
                                                                  2007                      23.150    277,155     205,548
                                                                  2008                      15.905    305,757     212,466
                                                                  2009                      18.471    264,726     189,035
                                                                  2010                      21.062    305,236     181,370
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Vanguard(R) Equity Index Portfolio (04/13/2005)                   2001                                              9,766
                                                                  2002                                             12,556
                                                                  2003                                             63,356
                                                                  2004                                             53,526
                                                                  2005         25.88        27.796     27,501      64,640
                                                                  2006                      31.986    544,366      86,663
                                                                  2007                      33.522    617,027     145,388
                                                                  2008                      21.025    493,536     145,780
                                                                  2009                      26.439    496,463     122,278
                                                                  2010                      30.201    436,790     119,844
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Vanguard(R) Growth Portfolio (04/13/2005)                         2001                                              1,154
                                                                  2002                                              2,088
                                                                  2003                                              5,120
                                                                  2004                                             19,449
                                                                  2005         10.77        12.922    106,150      59,467
                                                                  2006                      13.097    573,510      46,010
                                                                  2007                      14.356    615,145      41,326
                                                                  2008                       8.892    474,197      28,880
                                                                  2009                      11.943    450,581      22,051
                                                                  2010                      13.275    388,068      21,485
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Vanguard(R) High Yield Bond Portfolio (04/13/2005)                2001                                              7,003
                                                                  2002                                             15,464
                                                                  2003                                             58,993
                                                                  2004                                             85,431
                                                                  2005          8.25         8.574     31,733     149,261
                                                                  2006                       9.233    476,709     112,370
                                                                  2007                       9.361    516,445     104,549
                                                                  2008                       7.266    572,800      24,604
                                                                  2009                      10.034    601,384      29,469
                                                                  2010                      11.181    527,173      32,761
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Vanguard(R) International Portfolio (04/13/2005)                  2001                                              3,450
                                                                  2002                                             14,952
                                                                  2003                                             42,822
                                                                  2004                                            120,638
                                                                  2005         15.00        17.322     69,115     271,276
                                                                  2006                      21.835  1,191,838     247,720
                                                                  2007                      25.497  1,357,289     267,444
                                                                  2008                      13.967  1,309,443     197,741
                                                                  2009                      19.834  1,111,022     166,122
                                                                  2010                      22.816  1,178,360     143,061
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Vanguard(R) Mid-Cap Index Portfolio (04/13/2005)                  2001                                              4,502
                                                                  2002                                              4,869
                                                                  2003                                             33,814
                                                                  2004                                             45,218
                                                                  2005         15.85        18.309     31,908      50,389
                                                                  2006                      20.714    744,139      42,878
                                                                  2007                      21.865    779,558      42,994
                                                                  2008                      12.652    746,469      30,653
                                                                  2009                      17.663    634,916      29,504
                                                                  2010                      22.012    694,448      28,126
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------

NLVA 6150                           - A:7 -            Accumulation Unit Values

--------------------------------------------------------------- ------- ------------ ------------- ----------------------
                                                                                                         Number (#) of
 FUND                                                                   Value ($) at  Value ($) at    Accumulation  Units
 Subaccount Name                                                          Beginning   End of Year       At End of Year
                                                                  Year    Of First   (December 31)       (December 31)
                                                                         Year Listed                  6150        4080
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Vanguard(R) Money Market Portfolio (04/13/2005)                   2001                                          3,747,844
                                                                  2002                                         12,311,291
                                                                  2003                                         15,664,418
                                                                  2004                                         16,560,178
                                                                  2005          1.00         1.016  2,537,296  18,042,799
                                                                  2006                       1.061 25,759,336  17,036,318
                                                                  2007                       1.111 31,470,383  16,661,411
                                                                  2008                       1.136 36,757,925  11,272,465
                                                                  2009                       1.136 26,094,903   7,218,166
                                                                  2010                       1.132 18,337,380   6,014,691
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Vanguard(R) REIT Index Portfolio (04/13/2005)                     2001                                              1,754
                                                                  2002                                              9,441
                                                                  2003                                            242,740
                                                                  2004                                             86,135
                                                                  2005         17.11        20.217     39,582      57,024
                                                                  2006                      27.130    598,007      63,891
                                                                  2007                      22.502    499,604      40,096
                                                                  2008                      14.043    540,734      39,629
                                                                  2009                      18.036    499,598      35,612
                                                                  2010                      22.994    449,267      42,131
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Vanguard(R) Small Company Growth Portfolio                        2001                                             14,257
(04/13/2005)                                                      2002                                             11,914
                                                                  2003                                             25,276
                                                                  2004                                             30,773
                                                                  2005         17.05        19.567     26,046      44,370
                                                                  2006                      21.447    466,949      39,720
                                                                  2007                      22.132    488,921      29,428
                                                                  2008                      13.323    511,648      18,922
                                                                  2009                      18.468    504,373      17,124
                                                                  2010                      24.193    519,004      22,581
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Vanguard(R) Total Bond Market Index Portfolio                     2001                                              6,720
(04/13/2005)                                                      2002                                             17,899
                                                                  2003                                             20,081
                                                                  2004                                             57,321
                                                                  2005         10.96        11.180    237,631     168,089
                                                                  2006                      11.598  1,179,392     165,235
                                                                  2007                      12.340  1,750,309     185,605
                                                                  2008                      12.914  1,696,788     248,542
                                                                  2009                      13.606  1,694,893     187,958
                                                                  2010                      14.404  1,283,096     101,197
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Vanguard(R) Total Stock Market Index Portfolio                    2005         26.94        29.485      5,337      NA
(04/13/2005)                                                      2006                      33.876    265,291
                                                                  2007                      35.429    304,394
                                                                  2008                      22.098    327,549
                                                                  2009                      28.187    346,340
                                                                  2010                      32.813    324,114
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
WELLS FARGO
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Wells Fargo Advantage VT Discovery FundSM, Class 2                2005         NA           NA         NA          16,959
(04/08/2005)                                                      2006                                             20,286
                                                                  2007                                             18,963
                                                                  2008                                             20,528
                                                                  2009                                             16,399
                                                                  2010                                             19,800
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------
Wells Fargo Advantage VT Opportunity FundSM, Class 2              2001         NA           NA         NA          24,908
(01/22/1997)                                                      2002                                             22,278
                                                                  2003                                             16,729
                                                                  2004                                             20,682
                                                                  2005                                             17,405
                                                                  2006                                             12,124
                                                                  2007                                             12,901
                                                                  2008                                             10,187
                                                                  2009                                              9,731
                                                                  2010                                              8,912
--------------------------------------------------------------- ------- ------------ ------------- ----------  ----------

NLVA 6150                           - A:8 -            Accumulation Unit Values

APPENDIX B: Tax-Qualified Plan Disclosures
--------------------------------------------------------------------------------

     -------------------------------------------------------------------
     DISCLOSURE SUMMARY                For annuity policies issued as a:
                                                  REGULAR IRA
     AMERITAS LIFE INSURANCE CORP.                SEP IRA
                                                  SIMPLE IRA
                                                  Roth IRA
     -------------------------------------------------------------------

The Internal Revenue Service (IRS) requires us to provide you this disclosure statement. This Disclosure Statement explains the rules governing your Individual Retirement Account (IRA). The disclosure reflects our current understanding of the law, but for personal tax advice you should consult a lawyer or other licensed tax expert to learn how the applicable tax laws apply to your situation. This Disclosure Summary is NOT intended as, nor does it constitute, legal or tax advice. For further information about IRAs, contact any district office of the IRS, or consult IRS Publication 590: Individual Retirement Arrangements.

If you have any questions about your Policy, please contact us at the address and telephone number shown below.

YOUR RIGHT TO CANCEL
--------------------

You may cancel your IRA within seven days after the date you receive this disclosure statement. To revoke your plan and receive a refund for the amount paid for your IRA, you must send a signed and dated written notice to cancel your Policy no later than the seventh day after issuance to us at:
                          Ameritas Life Insurance Corp.
                   Service Center, Attn: Annuity Service Team
                                 P.O. Box 81889
                                Lincoln, NE 68501
                            Telephone 1-800-745-1112

Your revocation will be effective on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid. After seven days following receipt of this Disclosure Statement, or longer, if required under state law, you cannot cancel.

--------------------------------------------------------------------------------

PROVISIONS OF IRA LAW
---------------------

This disclosure is applicable when our variable annuity Policy is used for a Regular IRA, Spousal IRA, Rollover IRA, or a Roth IRA. Additionally, this disclosure provides basic information for when our variable annuity Policy is used for a Simplified Employee Pension (SEP)-IRA, or Savings Incentive Match Plan for Employees (SIMPLE)-IRA. A separate policy must be purchased for each individual under each arrangement/plan. While Internal Revenue Code ("IRC") provisions for IRAs are similar for all such arrangements/plans, certain differences are set forth below.

REGULAR IRA
-----------

Eligibility
You are eligible to establish a Regular IRA if you are younger than age 70 1/2 and if, at any time during the year, you receive compensation or earned income that is includible in your gross income. Your spouse may also establish a "spousal IRA" that you may contribute to out of your compensation or earned income for any year before the year in which your spouse reaches age 70 1/2. To contribute to a spousal IRA, you and your spouse must file a joint tax return for the taxable year.

Additionally, regardless of your age, you may transfer or "rollover" funds from another IRA or certain qualified plans to an IRA, which is described below.

Annual Contribution Limits
You may make annual contributions to a Regular IRA of up to the Annual Contribution Limit ($5,000 in 2011), or 100% of your earned income (compensation), whichever is less. If you are age 50 or older, the Annual Contribution Limits are increased by $1,000, so long as your earned income or compensation is greater than the Annual Contribution Limit. After 2009, the Annual Contribution Limits will be increased by the IRS to reflect inflation.

If you and your spouse both work and have compensation that is includible in your gross income, each of you can annually contribute to a separate Regular IRA up to the lesser of the Annual Contribution Limit or 100% of your compensation or

Ameritas Life Insurance Corp.        - B:1-       Tax Qualified Plan Disclosures
earned income. However, if one spouse earns less than the Annual Contribution Limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal IRA provision. The total contributions to both IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.
The combined limit on contributions to both Regular and Roth IRAs for a single calendar year for you may not exceed the Annual Contribution Limit (or twice the Annual Contribution Limit for a couple filing jointly).

Distributions from another IRA or certain other qualified plans may be "rolled over" into an IRA and such rollover contributions are not limited by this annual maximum.

Contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your tax return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

The amount of permissible contributions may or may not be tax-deductible depending on whether you are an active participant in an employer sponsored retirement plan and whether your adjusted gross income ("AGI") is above the phase-out level.

Deductibility of Contributions
Contributions made for the tax year are fully deductible if neither you nor your spouse (if married) is an active participant in an employer-sponsored retirement plan (including qualified pension, profit sharing, stock bonus, 401(k), or 403(b) plans, SEP plans, SIMPLE IRA, SIMPLE 401(k) plans, and certain governmental plans for any part of such year.

If you are an active participant in an employer sponsored requirement plan you may make deductible contributions if your Adjusted Gross Income (AGI) is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phaseout range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of AGI.

Active participants with income above the phaseout range are not entitled to an IRA deduction. The phaseout limits are as follows:

         Married Filing Jointly     Single/Head of Household
-------------------------------     ------------------------
Year          AGI                     AGI
----
2010     $89,000 - $109,000         $56,000 - $66,000
2011     $90,000 - $110,000         $56,000 - $66,000

If you are not an active participant in an employer sponsored plan, but your spouse is an active participant, you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your AGI is below $169,000; and the deductible contribution for you is phased out between $169,000 and $179,000 of AGI.

Even if you will not be able to deduct the full amount of your Regular IRA contribution, you can still contribute up to the Annual Contribution Limit with all or part of the contribution being non-deductible. The combined total must not exceed your Annual Contribution Limit. Any earnings on all your Regular IRA contributions accumulate tax-free until you withdraw them.

Excess Contributions
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Regular IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

     You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made.

     If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Distributions From Your Regular IRA During Your Life You may take distributions from your Regular IRA at any time. However, there is a 10% premature distribution tax on the amount includible in your gross income if distributed prior to you attaining age 59 1/2, unless: (1) the distribution is made to a beneficiary on or after the owner's death; (2) the distribution is made because of your permanent disability; (3) the distribution is part of a series of substantially equal periodic payments (made at least annually) that do not exceed your life expectant or the life expectancy of you and your designated beneficiary; (4) the distribution is made for medical expenses which exceed 7.5% of your adjusted gross income; (5) the distribution is made to purchase health insurance for the individual and/or his or her spouse and dependents if he or she: (a) has received unemployment compensation for 12 consecutive weeks or more; (b) the distributions are made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re-employed for 60 days or more; (6) the distribution is made for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (7) the distribution is made for the qualified first-time home buyer expenses (up to a lifetime maximum of $10,000) incurred by you or your spouse or a child, grandchild, parent or grandparent of you or your spouse; (8) the distribution is to satisfy a levy issued by the IRS; (9) as a qualified reservist and distribution. Generally, the part of a distribution attributable to non-deductible contributions is not includable in income and is not subject to the 10% penalty.

When you reach age 70 1/2 you must elect to receive Required Minimum Distributions (RMD) no later than April 1 following the year in which you reach age 70 1/2 whether or not you have retired (Required Beginning Date). There is a minimum amount which you must withdraw by the Required Beginning

Ameritas Life Insurance Corp.        - B:2-       Tax Qualified Plan Disclosures

Date and by each December 31 thereafter. We can provide the RMD amount for you, if you request us to make the calculation. Your own tax or financial adviser may calculate the amount of your minimum distribution each year to make sure this requirement is met, coordinating it with other IRAs you may own. Failure to take the Required Minimum Distribution could result in an additional tax of 50% of the amount not taken.

Distributions From Your Regular IRA After Your Death
If you die before all the funds in your Regular IRA have been distributed, the remaining funds will be distributed to your designated beneficiary as required below and as selected by such beneficiary.

If you die before the Required Beginning Date, your designated beneficiary must withdraw the funds remaining as follows: 1) distributed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs; or
2) distributed over the life or life expectancy of the named beneficiary and must begin on or before December 31 of the calendar year following the year of your death. However, if the named beneficiary is your spouse; payments may begin before December 31 of the calendar year in which you would have reached age 70 1/2. If you did not designate a proper beneficiary, the funds remaining shall be distributed within five years after your death.

If you die after Required Minimum Distribution payments have begun, your designated beneficiary must select to have the remaining amount of your Regular IRA, distributed over the longer of 1) the beneficiary's life expectancy or 2) your remaining life expectancy beginning no later than December 31 of the calendar year following the year of your death. If you do not designate a proper beneficiary, your interest is distributed over your remaining life expectancy.

Your surviving spouse, if the sole beneficiary, may elect to treat your Regular IRA as his or her own Regular IRA.

Tax Consequences
Amounts paid to you or your beneficiary from your Regular IRA are taxable as ordinary income, except that you recover your nondeductible Regular IRA contributions tax-free. If a minimum distribution is not made from your IRA for a tax year in which it is required, the excess of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 50%.

Tax-Free Rollovers
Under certain circumstances, you, your spouse, or your former spouse (pursuant to a qualified domestic relations order) may roll over all or a portion of your distribution from another Regular IRA, a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, governmental 457 plan, SEP plan or SIMPLE plan into a Regular IRA. Such an event is called a Rollover and is a method for accomplishing continued tax deferral on otherwise taxable distributions from said plans. Rollover contributions are not subject to the contribution limits on Regular IRA contributions, but also are not tax deductible.

There are two ways to make a Rollover to your IRA:

1. Participant Rollovers are accomplished by contributing part or all of the eligible Rollover distribution (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution. Participant Rollover amounts may be subject to a mandatory 20% federal income tax withholding. Participant Rollovers from another Regular IRA, as well as Direct Rollovers (see below), are not subject to mandatory withholding. Regular IRA to Regular IRA Rollovers are limited to one per distributing plan per 12 month period. However, you may transfer traditional IRA assets to another traditional IRA (where you do not directly receive a distribution) and such transfers are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred to an IRA (which isn't a SIMPLE IRA) during the 2-year period following the date you first participate in any SIMPLE Plan maintained by your employer.

2. Direct Rollovers are made by instructing the plan trustee, custodian, or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

Certain distributions are not considered to be eligible for Rollover and include:
a. distributions which are part of a series of substantially equal periodic payments (made at least annually) for 10 years or more;
b. required minimum distributions made during or after the year you reach age 70 1/2;
c.   any hardship distributions made under the terms of the plan; and
d. amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed.

Under certain circumstances, you may roll over all or a portion of your eligible distribution from your Regular IRA to a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 (No Regular IRA Rollovers to Simple IRAs are allowed). However, you may not roll after-tax contributions from your Regular IRA to a 401(a), 401(k) plan, 403(b) plan, or governmental 457 plan.

For rules applicable to rollovers or transfers to Roth IRAs, see the paragraphs on Roth IRA, next page.

SEP IRA
-------
A SEP Plan allows self-employed people and small business owners to establish SEP IRAs for the business owner and eligible employees, if any. SEP IRAs have specific eligibility and contribution limits (as described in IRS Form 5305-SEP); otherwise SEP IRAs generally follow the same rules as Regular IRAs.

SIMPLE IRA
----------
SIMPLE IRAs operate in connection with a SIMPLE Plan maintained by an eligible employer. Each participating employee has a SIMPLE IRA to receive contributions under the plan. SIMPLE IRAs have specific rules regarding eligibility, contribution, and tax-withdrawal penalties (as described in IRS Form 5304-SIMPLE); otherwise, SIMPLE IRAs generally follow the same rules as Regular IRAs.

Ameritas Life Insurance Corp.        - B:3-       Tax Qualified Plan Disclosures

ROTH IRA
--------
Eligibility
You are eligible to make annual contributions to a Roth IRA if you receive compensation from employment, earnings from self-employment, or alimony, and your (and your spouse's) AGI is within the limits described below. Also, you may contribute to a different Roth IRA, established by your spouse (spousal Roth
IRA), out of your compensation or earned income for any year. Unlike Regular IRAs, if eligible, you may contribute to a Roth IRA even after age 70 1/2.

Limit on Annual Contributions You can make annual contributions to a Roth IRA of up to the Annual Contribution Limit or 100% of your compensation or earned income, whichever is less, subject to the limitations below. The Annual Contribution Limit is $5,000 for 2011. If you are age 50 or older, the Annual Contribution Limits are increased by $1,000, so long as your earned income or compensation is greater than the Annual Contribution Limit. Beginning after 2009, the Annual Contribution Limits will be increased by the IRS to increases in inflation.

If each spouse earns at least the Annual Contribution Limit, each of you may make the maximum contribution to your Roth

IRA respectively, subject to the limitations discussed below. However, if one spouse earns less than the Annual Contribution limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal Roth IRA. The total contributions to both Roth IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The Annual Contribution Limit is the maximum that can be contributed to all IRAs (Roth and Regular) by an individual in a year. The maximum amount that may be contributed to your Roth IRA is always reduced by any amount that you have contributed to your Regular IRAs for the year.

The maximum amount you or your spouse may contribute to a Roth IRA is limited based on your tax filing status and your (and your spouse's) AGI. You may contribute the maximum contribution to your Roth IRA if you are single and your AGI is less than $107,000. Your ability to contribute to your Roth IRA is phased out at $122,000. You may contribute the maximum contribution to your Roth IRA if you are married filing jointly and your AGI is less than $169,000. Your ability to contribute to your Roth IRA is phased out at $179,000.

Roth IRA contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return, must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

Deductibility of Contributions
Unlike a Regular IRA, contributions to your Roth IRA are not deductible.

Excess Contributions
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Roth IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:
o You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.
o If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Tax on Withdrawals From Your Roth IRA
You can make withdrawals from your Roth IRA at any time and the principal amounts that you contributed are always available to be withdrawn by you tax-free. Withdrawal of amounts considered earnings or growth will also be tax-free if the following qualified distribution requirements are met: 1) the withdrawal must satisfy the five-year holding period and be made either on or after you reach 59 1/2, due to your death or disability, or for qualified first-time homebuyer expenses.

If the requirements for a tax-free withdrawal are not met, a withdrawal consisting of your own prior contribution amounts for your Roth IRA will not be considered taxable in the year you receive it, nor will the 10% penalty apply. A non-qualified withdrawal that is considered earnings on your contributions is includible in your gross income and may be subject to the 10% withdrawal penalty. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includable in income, if the distribution is made within the 5-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made.

Required Payments From Your Roth IRA
Unlike a Regular IRA, while you are living, there are no distribution requirements for your Roth IRA.

After your death, if you have begun to receive distributions under an annuity option (not including an interest only option), the remaining Policy value will continue to be distributed to your designated beneficiary according to the terms of the elected options, provided that method satisfies IRC requirements.

If you die before your entire interest in the Policy is distributed, your entire interest in your Roth IRA generally must be distributed no later than the end of the fifth calendar year after your death occurs ("five-year payout rule"). Your designated beneficiary may elect to receive distributions over a period not longer than his or her life expectancy, if the election is made and distributions begin on or before the end of the year following the year of your death. Otherwise, the entire benefit must be paid under the five-year payout rule.

If the designated beneficiary is your surviving spouse, the spouse may elect to treat the Roth IRA as his or her own.

Ameritas Life Insurance Corp.        - B:4-       Tax Qualified Plan Disclosures

Rollovers and Conversions
You may roll over any amount from an existing Roth IRA to another Roth IRA. Under certain circumstances, you may also convert an existing Regular IRA to a Roth IRA. You can roll over distributions from a Regular IRA to a Roth IRA if you convert such amounts within 60 days after distribution. Note that rollover contributions to a Roth IRA are included in taxable income and may result in additional tax. There may be additional income tax consequences upon such a conversion. You will have excess contributions if the amount you convert to a Roth IRA plus your contributions to all of your IRAs exceed your IRA contribution limits for the year. To avoid the 6% excise tax on excess contributions, you must withdraw the excess contributions plus earnings before your tax return due date or recharacterize the contribution, if permitted. Consult your financial adviser to determine other considerations when converting a Regular IRA to a Roth IRA.

Recharacterization
You may correct an IRA contribution or conversion by recharacterizing your contribution or conversion. For example, you may have converted from a Regular IRA to a Roth IRA and decide later you do not want to make the conversion. You may accomplish a recharacterization by making a trustee-to-trustee transfer (including any net income attributable to the contribution) from the first IRA to the second IRA, on or before your tax return due date for reporting the contribution to the first IRA. Once the transfer is made, the election is irrevocable. Recharacterizing a contribution treats it as contributed to the second IRA on the same date as initially contributed to the first IRA. If you elect to recharacterize a contribution, you must report it on your Federal income tax return as made to the second IRA, instead of the first. Consult your tax adviser before recharacterizing a contribution.

GENERAL INFORMATION AND RESTRICTIONS FOR ALL IRAS
-------------------------------------------------

Lump Sum Distribution
If you decide to receive the entire value of your IRA Plan in one lump sum, the full amount is taxable when received (except as to non-deductible contributions in a Regular IRA or as to "qualified distributions" from a Roth IRA), and is not eligible for the special 5 or 10 year averaging tax rules under IRC Section 402 on lump sum distributions which may be available for other types of Qualified Retirement Plans.

Nontransferability
You may not transfer, assign or sell your IRA to anyone (except in the case of transfer incident to divorce).

Nonforfeitability
The value of your IRA belongs to you at all times, without risk of forfeiture.

Loans and Prohibited Transactions
If you engage in a so-called prohibited transaction as defined by the Internal Revenue Code, your IRA will be disqualified and the entire taxable balance in your Regular IRA account, and the amount of earnings or gains in your Roth IRA account, will be taxed as ordinary income in the year of the transaction. You may also have to pay the 10% penalty tax. For example, IRAs do not permit loans. You may not borrow from your IRA (including Roth IRAs) or pledge it as security for a loan. A loan would disqualify your entire IRA and be treated as a distribution. It would be includable in your taxable income in the year of violation and subject to the 10% penalty tax on premature distributions. A pledge of your IRA as security for a loan would cause a constructive distribution of the portion pledged and also be subject to the 10% penalty tax.

Financial Disclosure
Contributions to your IRA will be invested in a variable annuity Policy. The variable annuity Policy, its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.

Growth in the value of your variable annuity Policy IRA cannot be guaranteed or projected. The income and expenses of your variable annuity Policy will affect the value of your IRA. Dividends from net income earned are reduced by investment advisory fees and also by certain other costs. For an explanation of these fees and other costs, please refer to this prospectus.

STATUS OF OUR IRA PLAN
----------------------

We may, but are not obligated to, seek IRS approval of your Regular IRA or Roth IRA form. Approval by the IRS is optional to us as the issuer. Approval by the IRS is to form only and does not represent a determination of the merits of the Regular IRA or Roth IRA.

Ameritas Life Insurance Corp.        - B:5-       Tax Qualified Plan Disclosures

                                    THANK YOU
for reviewing this Prospectus. You should also review the series fund prospectuses for those Subaccount variable investment option underlying portfolios you wish to select.

                             IF YOU HAVE QUESTIONS,

               for marketing assistance or other product questions
                           prior to issue, call us at:
                          Ameritas Life Insurance Corp.
                            Telephone: 1-800-255-9678

                   for all other matters, write or call us at:
                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 81889
                             Lincoln, Nebraska 68501
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-255-9678
                               Fax: 1-402-467-7335
                         Interfund Transfer Request Fax:
                                 1-402-467-7923
                           e-mail: direct@ameritas.com

                           REMEMBER, THE CORRECT FORM
is important for us to accurately process your Policy elections and changes. Many can be found on the on-line services section of our website. Or, call us at our toll-free number and we will send you the form you need.

     STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

     A Statement of Additional Information, dated May 1, 2011, and other information about us and the Policy is on file with the SEC and is incorporated into this prospectus by reference.

     For a free copy, access it on the SEC's website (www.sec.gov, select "Search for Company Filings," select "file number," then type in "333-120972"), or write or call us. Here is the Table of Contents for the Statement of Additional Information:

                                           Begin on
                                              Page
------------------------------------------ -----------

General Information and History                1
Services

------------------------------------------ -----------

Purchase of Securities Being Offered           2
Underwriters
Calculation of Performance
  Standardized Performance Reporting
  Non-Standardized Performance Reporting
  Yields

------------------------------------------ -----------

Other Information                              4
Asset Allocation Program

------------------------------------------ -----------

Service Marks and Copyright                    6
Licensing Agreement
Financial Statements

------------------------------------------ -----------

(C) 2011 Ameritas Life Insurance Corp.

                                              AMERITAS LIFE INSURANCE CORP. LOGO

NLVA 6150                      Last Page          SEC Registration No. 811-07661

--------------------------------------------------------------------------------

Statement of Additional Information: May 1, 2011
to accompany Policy Prospectus dated:  May 1, 2011

                                            [Ameritas Life Insurance Corp. Logo]
                                                                 A UNIFI Company

                             Ameritas Life Insurance Corp. Separate Account LLVA

AMERITAS No-Load Variable Annuity

Flexible Premium Deferred Variable Annuity Policy
--------------------------------------------------------------------------------



Table of Contents                                   Page

General Information and History.........................1
Services

Purchase of Securities Being Offered....................2
Underwriters
Calculation of Performance
        Standardized Performance Reporting
        Non-Standardized Performance Reporting
        Yields

Other Information.......................................4
Asset Allocation Program

Service Marks and Copyright.............................6
Licensing Agreement
Financial Statements

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Policy prospectus and should be read in conjunction with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 81889, Lincoln, Nebraska 68501, by e-mailing us through our Web Site at www.ameritasdirect.com, or by calling us at 1-800-255-9678. Defined terms used in the current prospectus for the Policies are incorporated in this Statement.


                        GENERAL INFORMATION AND HISTORY

Ameritas Life Insurance Corp. Separate Account LLVA is a separate investment account of Ameritas Life Insurance Corp. ("we, us, our, Ameritas Life"). We are engaged in the business of issuing life insurance and annuities, group dental, eye care, and hearing care insurance, retirement plans and 401(k) plans throughout the United States (except in New York). We are a stock life insurance company organized under the insurance laws of the State of Nebraska in 1887. We are wholly owned by Ameritas Holding Company ("AHC"), a Nebraska stock insurance holding company. AHC is wholly owned by UNIFI(R) Mutual Holding Company ("UNIFI(R)"), a Nebraska mutual insurance holding company. "UNIFI(R) Companies" is a marketing name for the subsidiaries of UNIFI(R). The UNIFI(R) Companies are a diversified family of financial services businesses. For a complete list of the UNIFI(R) Companies and their products and services, visit the UNIFI(R) Companies' website at www.unificompanies.com. Each UNIFI Company(R) is solely responsible for its own financial condition and contractual obligations.

                                    SERVICES

The balance sheets - statutory basis of Ameritas Life Insurance Corp., a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of UNIFI(R) Mutual Holding Company, as of December 31, 2010 and 2009, and the related summary of operations and changes in capital and surplus - statutory basis and statements of cash flows - statutory basis for each of the three years in the period ended December 31, 2010 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and the statements of net assets of each of the subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA as of December 31, 2010, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended and the financial highlights for each of the periods in the five years then ended, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing herein. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 1601 Dodge Street, Suite 3100, Omaha, NE 68102.

Our financial statements are part of this SAI. They only bear on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

Affiliates of Ameritas Life provide administrative services to Ameritas Life relating to policies offered by its separate accounts, including Ameritas Life Insurance Corp. Separate Account LLVA (the "Registrant"). These services are

Ameritas No-Load Variable Annuity 6150       Statement of Additional Information
                                     SAI 1
provided under the UNIFI(R) companies' Amended and Restated General Administrative Services Agreement dated January 1, 2011 (the "Agreement"). Under the terms of the Agreement, certain affiliates provided management, administrative, information technology, actuarial, and other services to Ameritas Life. The Agreement is not an agreement of or an expense to the Registrant. For the services provided to Ameritas Life relating to the Registrant and its variable annuities under the terms of the Agreement, Ameritas Life paid the following amounts to the listed affiliates in the last three years:

AFFILIATE:*                                 YEAR:       2008             2009            2010
--------------------------------------------------- ----------------------------------------------
The Union Central Life Insurance Company              $149,944         $424,732        $607,574
--------------------------------------------------- ----------------------------------------------
Acacia Life Insurance Company                           $8,031          $55,937         $23,487
--------------------------------------------------- ----------------------------------------------
*Each affiliate listed became a wholly-owned subsidiary of Ameritas Life in 2009.

Ameritas Life entered into a Service Agreement dated May 1, 2010 with its affiliate, Summit Investment Advisors, Inc. ("Summit"), for purpose of Summit developing and providing ongoing evaluation and other services for the Asset Allocation Program available for the Policies. For services Summit performed under this agreement for Ameritas Life Insurance Corp. Separate Account LLVA in the year ended December 31, 2010, Ameritas Life paid Summit $3,479.59.

All matters of state and federal law pertaining to the Policies have been reviewed by the Ameritas Life internal legal staff.

                      PURCHASE OF SECURITIES BEING OFFERED

The Policy will be sold by licensed insurance agents in states where the Policies may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority.

                                  UNDERWRITERS

The Policy is offered continuously and is distributed by Ameritas
Investment Corp ("AIC"), 5900 "0" Street, Lincoln, Nebraska 68510. We are the direct majority owner of AIC. AIC enters into contracts with various broker-dealers ("Distributors") to distribute the Policies.

                                                               YEAR:      2008        2009           2010
--------------------------------------------------------------------- ------------ ------------ -------------
Variable annuity commission we paid to AIC that were paid to other      $59,223     $49,209       $35,633
broker-dealers and representatives (not kept by AIC).
--------------------------------------------------------------------- ------------ ------------ -------------
Variable annuity commission earned and kept by AIC.                        None        None          None
--------------------------------------------------------------------- ------------ ------------ -------------
Fees we paid to AIC for variable annuity Principal Underwriter             None     $52,781       $69,136
services.
--------------------------------------------------------------------- ------------ ------------ -------------

                           CALCULATION OF PERFORMANCE

When we advertise performance for a Subaccount (except any money market Subaccount), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for a Subaccount will be shown for periods beginning on the date the Subaccount first invested in a corresponding series fund portfolio. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission ("SEC").

We report average annual total return information via Internet and periodic printed reports. Average annual total return quotations on our Internet website will be current as of the previous Business Day. Printed average annual total return information may be current to the last Business Day of the previous calendar week, month, or quarter preceding the date on which a report is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will cover at least periods of one, five, and ten years, or a period covering the time the Subaccount has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series fund portfolio has been in existence for longer than the Subaccount, the non-standardized total return quotations will show the investment performance the Subaccount would have achieved (reduced by the applicable charges) had it been invested in the series fund portfolio for the period quoted; this is referred to as "adjusted historical" performance reporting. Standardized average annual total return is not available for periods before the Subaccount was in existence.

Ameritas No-Load Variable Annuity 6150       Statement of Additional Information
                                     SAI: 2

Quotations of standardized average annual total return and non-standardized total return are based on historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of a Subaccount and its corresponding series fund portfolio include general market conditions, operating expenses and investment management. An Owner's withdrawal value upon surrender of a Policy may be more or less than the premium invested in the Policy.

Standardized Performance Reporting
Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in a Subaccount at the beginning of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the current mortality and expense fee and the current annual Policy Fee. No deduction is made for premium taxes which may be assessed by certain states.

Non-Standardized Performance Reporting
We may also advertise non-standardized total return. Non-standardized total return may assume: (1) the Policy is not surrendered; (2) the Subaccounts have existed for periods other than those required to be presented; (3) current charges are incurred if they are less than the Policy's guaranteed maximum charges; or (4) may differ from standardized average annual total return in other ways disclosed in the table description. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Policy. For these reasons, non-standardized total returns for a Subaccount are usually higher than standardized total returns for a Subaccount.

Yields
We may advertise the current annualized yield for a 30-day period for a Subaccount. The annualized yield of a Subaccount refers to the income generated by the Subaccount over a specified 30-day period. Because this yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:

                              YIELD=2[(a-b+1)(6)-1]
                                       cd

Where a=net investment income earned during the period by the portfolio company attributable to shares owned by the Subaccount, b=expenses accrued for the period (net of reimbursements), c=the average daily number of Accumulation Units outstanding during the period, and d=the maximum offering price per Accumulation Unit on the last day of the period. The yield reflects the base Policy mortality and expense risk fee and administrative expense charge. Net investment income will be determined according to rules established by the SEC. The yield assumes an average Policy size of $75,000.

Because of the charges and deductions imposed by the Separate Account, the yield for a Subaccount will be lower than the yield for the corresponding series fund portfolio. The yield on amounts held in the Subaccount normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield will be affected by the types and quality of portfolio securities held by the series fund and the series fund's operating expenses.

Any current yield quotations of a money market Subaccount, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Subaccount based on different time periods, but we will accompany it with a yield quotation based on a seven-day calendar period. A money market Subaccount's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Policy having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting those Policy deductions stated above, and dividing the net change in Policy value by the value of the Policy at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). A money market Subaccount's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Subaccount.

Ameritas No-Load Variable Annuity 6150       Statement of Additional Information
                                     SAI: 3

A money market Subaccount's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the series fund's expenses. Although we determine the Subaccount's yield on the basis of a seven calendar day period, we may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series fund's prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Policy owner's investment in a money market Subaccount nor that Subaccount's investment in the underlying money market series fund portfolio is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

                                OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policy described in this Statement. Not all information set forth in the registration statement is addressed in the Policy prospectus or this Statement. Statements in the prospectus and this Statement are intended to be summaries. For a complete statement of the terms of the registration, refer to the documents we file with the SEC. They may be accessed on the SEC's website at www.sec.gov, select "Search for Company Filings," select "file number" then type in "333-120972" or you may review and copy it (for a fee) at the SEC's Public Reference Room in Washington D.C. (Call the SEC at 1-202-551-8090 for details and public hours.)

                            ASSET ALLOCATION PROGRAM

The Service
Ameritas Investment Corp. ("AIC"), a majority owned subsidiary of Ameritas Life, has developed several asset allocation models, each based on different profiles of an investor's willingness to accept investment risk, and provided exclusively through our Policies as the Asset Allocation Program (the "Program"). AIC periodically (typically annually) evaluates and updates the models. In developing and periodically updating the models, AIC currently relies on the fund-specific model recommendations made by Summit Investment Advisors, Inc. ("Summit"), a registered investment advisor, which, like Ameritas Life, is wholly owned by AHC and ultimately by UNIFI(R). AIC may change the firm it uses, or, as is currently the case, may use no independent firm when developing the models for the Program.

If you choose to subscribe to the Program, AIC will serve as your investment adviser solely for purposes of development of the Program models and periodic updates of the models.

If you choose to subscribe to the Program, AIC instructs us to allocate your initial premium (in the case of a new application) or accumulated value, as applicable, to the investment options according to the model you select, to similarly allocate subsequent premium, and to periodically automatically reallocate your accumulated value or premium payments. Your Policy value will be rebalanced quarterly consistent with your selected model.

The Asset Allocation Program Models
Development of the Program models is a two-step process. First, an optimization analysis is performed to determine the breakdown of asset classes. Next, after the asset class exposures are known, Summit determines how available investment options can be used to implement the asset class level allocations. Investment options are selected in a way intended to optimize potential returns for each model, given a particular level of risk tolerance. Summit may also choose passively managed index investment options to optimize returns for a given risk profile. Summit's philosophy on selecting active investment managers centers on choosing experienced managers that add value over time, using a consistent process, and staying on mandate across market cycles. When selecting investment options, Summit looks for competitive fees, tenured fund management, and total returns that are competitive to their peers. Summit avoids managers holding "off-mandate" exposures, or other significant portfolio concentrations that could lead to sharp performance deviations. This process could, in some cases, result in the inclusion of an investment option in a model based on its specific asset class exposure or other specific optimization factors, even where another investment option may have better historical performance.

Periodic Updates of the Models and Notices of Updates
Each model is evaluated periodically (generally, annually) to assess whether the combination of investment options within each model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the model. As a result, each model may change, and the investment options used within a model may change.

Ameritas No-Load Variable Annuity 6150       Statement of Additional Information
                                     SAI: 4

When your selected model is updated, AIC instructs us to automatically reallocate your accumulated value and any subsequent premium payments in accordance with any changes to the model you have selected. This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model when your next automatic quarterly rebalancing occurs. AIC requires that you give it discretionary investment authority to periodically instruct us to reallocate your accumulated value and any subsequent premium payments in accordance with the updated version of the model you have selected, if you wish to participate in the Program.

When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Program.

Risks
Although asset allocation models are designed to optimize returns given the various levels of risk, there is no assurance that a model portfolio will not lose money or that investment results will not experience volatility. Investment performance of your accumulated value could be better or worse by participating in a Program model than if you had not participated. A model may perform better or worse than any single investment option or asset class or other combinations of investment options or asset classes. Model performance is dependent upon the performance of the component investment options (and their underlying portfolios). The timing of your investment and the automatic quarterly rebalancing may affect performance. Your accumulated value will fluctuate, and when redeemed, may be worth more or less than the original cost.

Periodic updating of the models can cause the underlying portfolios to incur transaction expenses to raise cash for money flowing out of the portfolios or to buy securities with money flowing into the portfolios. These expenses can adversely affect performance of the pertinent portfolios and the models.

Potential Conflicts of Interest. AIC and Summit may be subject to competing interests that have the potential to influence decision making with regard to the models. In addition to its limited role as investment adviser under the Program, AIC is also compensated by us as principal underwriter for the Policies. Also, Calvert Variable Portfolios, Inc. and Calvert Variable Series, Inc. (the "Calvert Funds"), which are part of the UNIFI(R) Mutual Holding Company and therefore are affiliated with us, have portfolios offered through the Policy. The Calvert Funds are advised by Calvert Investment Management, Inc. ("CIM"), an affiliate of ours, and certain of the Calvert Funds are subadvised by Summit, also an affiliate of ours. CIM and Summit are compensated for administrative, advisory and subadvisory services they provide. Calvert Fund portfolios may or may not be included in the models. We and AIC may receive revenue sharing from other portfolios that are available as investment options or distribution fees. AIC may have an incentive to use certain portfolios in the models that provide higher revenue sharing or advisory fees. AIC may believe that certain portfolios may benefit from additional assets or could be harmed by redemptions. Summit analyzes all our model investment options and their underlying portfolios; it evaluates and recommends the selection of specific funds and periodic updates regarding portfolios in the models. In developing these recommendations, Summit consults with unaffiliated third parties to obtain information on asset class-level allocation weightings and impact of the models on insurance reserves. Neither AIC nor we dictate to Summit the number of portfolios in a model, the percent that any portfolio represents in a model, or which portfolios may be selected (other than to require exclusion of any portfolio that is expected to be liquidated, merged into another portfolio, or otherwise closed). Summit may have an incentive to recommend certain portfolios that have administrative, advisory or subadvisory services provided by CIM and Summit. As a result of the competing interests the affiliated parties face in this Program, there is an increased potential risk of a conflict of interest in these arrangements.

AIC and we are under no obligation to continue the Program, or any asset allocation program, and have the right to terminate or change such services at any time.

Ameritas No-Load Variable Annuity 6150       Statement of Additional Information
                                     SAI: 5

                           SERVICE MARKS AND COPYRIGHT

"Ameritas" and the bison symbol are registered service marks of Ameritas Life Insurance Corp. The Policy and Policy prospectus are copyrighted by Ameritas Life Insurance Corp.

                               LICENSING AGREEMENT

The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the Owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee ("Ameritas Life") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the product. S&P has no obligation to take the needs of the Licensee or the Owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the product or in the determination or calculation of the equation by which the Policy is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                              FINANCIAL STATEMENTS

Our financial statements follow this page of this Statement. They bear only on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

Ameritas No-Load Variable Annuity 6150       Statement of Additional Information
                                     SAI: 6

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Life Insurance Corp. Separate Account LLVA (the "Account") as of December 31, 2010 and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of each of the subaccounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at December 31, 2010, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting Ameritas Life Insurance Corp. Separate Account LLVA as of December 31, 2010, and the results of their operations for the period then ended and changes in their net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


Omaha, Nebraska
March 18, 2011

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVA
                             ---------------------
                            STATEMENTS OF NET ASSETS
                            ------------------------
                               DECEMBER 31, 2010
                               -----------------

ASSETS
INVESTMENTS AT FAIR VALUE:

  Calvert Variable Series, Inc. (Calvert):
  ----------------------------------------
    Calvert VP SRI Balanced Portfolio (Balanced) -
      925,859.569 shares at $1.695 per share (cost $1,550,389)                     $   1,569,332
    Calvert VP SRI Mid Cap Growth Portfolio (Mid Cap) -
      22,802.434 shares at $32.96 per share (cost $643,176)                              751,568
    Calvert VP SRI Equity Portfolio (Social Equity) -
      42,503.579 shares at $19.35 per share (cost $762,339)                              822,444
    Calvert VP Small Cap Growth Portfolio (Small Cap) -
      11,376.964 shares at $43.66 per share (cost $417,368)                              496,718
    Calvert VP SRI Strategic Portfolio (Core Strategies) -
      232,058.271 shares at $18.12 per share (cost $3,660,962)                         4,204,896
  DWS Investments VIT Funds (Scudder):
  ------------------------------------
    DWS Small Cap Index VIP Portfolio, Class A (Small Cap) -
      12,747.268 shares at $12.41 per share (cost $143,954)                              158,194
  DWS Variable Series II (Scudder):
  ---------------------------------
    DWS Dreman Small Mid Cap Value VIP Portfolio, Class A (Small Mid Value) -
      169,992.476 shares at $12.21 per share (cost $1,610,594)                         2,075,608
    DWS Global Thematic VIP Portfolio, Class A (Thematic) -
      36,054.398 shares at $9.28 per share (cost $303,563)                               334,585
  DWS Variable Series I (Scudder):
  --------------------------------
    DWS Health Care VIP Portfolio, Class A (HealthCare) -
      20,262.746 shares at $11.34 per share (cost $218,594)                              229,780
  Fidelity Variable Insurance Products (Fidelity):
  ------------------------------------------------
    Fidelity VIP Overseas Portfolio, Initial Class (Overseas IC) -
      201,223.007 shares at $16.77 per share (cost $3,502,797)                         3,374,510
    Fidelity VIP Investment Grade Bond Portfolio, Initial Class (Inv. Grade Bond IC) -
      1,168,789.588 shares at $12.83 per share (cost $14,772,671)                     14,995,570
    Fidelity VIP Equity-Income Portfolio, Initial Class (Equity Income IC) -
      107,523.715 shares at $19.02 per share (cost $2,338,098)                         2,045,101
    Fidelity VIP Growth Portfolio, Initial Class (Growth IC) -
      78,015.823 shares at $37.09 per share (cost $2,689,711)                          2,893,607
    Fidelity VIP High Income Portfolio, Initial Class (High Income IC) -
      753,743.018 shares at $5.57 per share (cost $4,067,477)                          4,198,349
    Fidelity VIP High Income Portfolio, Service Class (High Income SC) -
      185,706.408 shares at $5.54 per share (cost $961,022)                            1,028,814
    Fidelity VIP Contrafund Portfolio, Initial Class (Contrafund IC) -
      660,560.288 shares at $23.88 per share (cost $16,759,992)                       15,774,180
    Fidelity VIP Contrafund Portfolio, Service Class (Contrafund SC) -
      234,049.793 shares at $23.81 per share (cost $5,900,306)                         5,572,726

The accompanying notes are an integral part of these financial statements.

                                      FS-2

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVA
                             ---------------------
                            STATEMENTS OF NET ASSETS
                            ------------------------
                               DECEMBER 31, 2010
                               -----------------
ASSETS, continued
INVESTMENTS AT FAIR VALUE:

  Fidelity Variable Insurance Products (Fidelity), continued:
  -----------------------------------------------------------
    Fidelity VIP Mid Cap Portfolio, Initial Class (Mid Cap IC) -
      379,217.889 shares at $32.69 per share (cost $10,593,299)                    $  12,396,633
    Fidelity VIP Mid Cap Portfolio, Service Class (Mid Cap SC) -
      47,409.453 shares at $32.52 per share (cost $1,405,763)                          1,541,755
    Fidelity VIP Strategic Income Portfolio, Initial Class (Strategic) -
      212,987.913 shares at $11.36 per share (cost $2,409,113)                         2,419,543
  AIM Variable Insurance Funds (AIM):
  -----------------------------------
    Invesco V.I. Financial Services Fund Portfolio, Series I (Financial) -
      7,708.348 shares at $5.62 per share (cost $35,119)                                  43,321
    Invesco V.I. Global Health Care Fund Portfolio, Series I (Health) -
      4,216.091 shares at $16.71 per share (cost $73,129)                                 70,451
    Invesco V.I. Technology Fund Portfolio, Series I (Technology) -
      8,230.980 shares at $16.00 per share (cost $112,782)                               131,696
    Invesco V.I. International Growth Fund Portfolio, Series I (Intl. Growth) -
      21,038.246 shares at $28.69 per share (cost $533,901)                              603,587
    Invesco V.I. Leisure Fund Portfolio, Series I (Leisure) -
      11,700.071 shares at $7.94 per share (cost $84,508)                                 92,899
  Janus Aspen Series - Institutional Funds (Janus):
  -------------------------------------------------
    Janus Portfolio (Growth) -
      1,889.656 shares at $24.26 per share (cost $36,531)                                 45,843
  Neuberger Berman Advisers Management Trust (Neuberger Berman):
  --------------------------------------------------------------
    Neuberger Berman AMT Balanced Portfolio, Class I (Balanced) -
      40,960.199 shares at $10.59 per share (cost $405,026)                              433,769
    Neuberger Berman AMT Growth Portfolio, Class I (Growth) -
      7,723.926 shares at $18.61 per share (cost $133,342)                               143,742
    Neuberger Berman AMT Short Duration Bond Portfolio, Class I (Bond) -
      6,347.206 shares at $11.20 per share (cost $74,094)                                 71,089
    Neuberger Berman AMT Partners Portfolio, Class I (Partners) -
      123,807.496 shares at $11.27 per share (cost $1,465,767)                         1,395,310
    Neuberger Berman AMT Regency Portfolio, Class I (Regency) -
      45,133.648 shares at $15.36 per share (cost $616,409)                              693,253
  Rydex Variable Trust/SGI (Rydex):
  ---------------------------------
    Rydex Nova Fund Portfolio (Nova) -
      11,609.480 shares at $73.22 per share (cost $838,396)                              850,046
    Rydex NASDAQ-100 Fund Portfolio (NASDAQ) -
      59,656.670 shares at $18.91 per share (cost $1,081,207)                          1,128,108
    Rydex Precious Metals Fund Portfolio (Precious Metals) -
      494,699.948 shares at $19.04 per share (cost $7,275,269)                         9,419,087

The accompanying notes are an integral part of these financial statements.

                                      FS-3

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVA
                             ---------------------
                            STATEMENTS OF NET ASSETS
                            ------------------------
                               DECEMBER 31, 2010
                               -----------------
ASSETS, continued
INVESTMENTS AT FAIR VALUE:

  Rydex Variable Trust/SGI (Rydex), continued:
  --------------------------------------------
    Rydex Inverse S&P 500 Strategy Fund Portfolio (Inv. S&P 500) -
      30,842.102 shares at $35.16 per share (cost $1,235,450)                      $   1,084,408
    Rydex Government Long Bond 1.2x Strategy Fund Portfolio (Gov. Long Bond) -
      150,092.995 shares at $7.10 per share (cost $1,174,715)                          1,065,660
    Rydex Inverse NASDAQ-100 Strategy Fund Portfolio (Inverse NASDAQ) -
      20,293.873 shares at $11.81 per share (cost $251,788)                              239,671
    Rydex Inverse Government Long Bond Strategy Fund Portfolio (Inv. Long Bond) -
      66,377.538 shares at $14.16 per share (cost $954,280)                              939,906
    Rydex Russell 2000 1.5x Strategy Fund Portfolio (Russell) -
      29,333.738 shares at $30.45 per share (cost $778,930)                              893,212
    Rydex/SGI U.S. Long Short Momentum Fund Portfolio (Sector Rotation) -
      78,437.520 shares at $12.80 per share (cost $993,746)                            1,004,000
  Third Avenue Variable Series Trust (Third Avenue):
  --------------------------------------------------
    Third Avenue Value Portfolio (Value) -
      610,503.955 shares at $14.79 per share (cost $11,115,680)                        9,029,353
  Vanguard Variable Insurance Fund (Vanguard):
  --------------------------------------------
    Vanguard Money Market Portfolio (Money Market) -
      27,925,814.700 shares at $1.00 per share (cost $27,925,815)                     27,925,815
    Vanguard Equity Index Portfolio (Equity Index) -
      748,798.195 shares at $23.51 per share (cost $18,213,635)                       17,604,246
    Vanguard Total Bond Market Index Portfolio (Total Bond) -
      1,675,616.311 shares at $12.06 per share (cost $19,005,072)                     20,207,933
    Vanguard REIT Index Portfolio (REIT Index) -
      1,118,681.392 shares at $10.35 per share (cost $14,294,799)                     11,578,352
    Vanguard Mid-Cap Index Portfolio (Mid-Cap) -
      1,069,785.531 shares at $14.93 per share (cost $16,027,130)                     15,971,898
    Vanguard Total Stock Market Index Portfolio (Stock Market Index) -
      435,155.575 shares at $24.44 per share (cost $10,535,145)                       10,635,202
    Vanguard Equity Income Portfolio (Equity Income) -
      775,454.041 shares at $14.78 per share (cost $12,225,956)                       11,461,211
    Vanguard Growth Portfolio (Growth) -
      413,538.717 shares at $13.18 per share (cost $5,005,653)                         5,450,440
    Vanguard High Yield Bond Portfolio (High Yield Bond) -
      818,519.624 shares at $7.78 per share (cost $5,946,544)                          6,368,083
    Vanguard Balanced Portfolio (Balanced) -
      618,831.987 shares at $18.70 per share (cost $11,127,416)                       11,572,158

The accompanying notes are an integral part of these financial statements.

                                      FS-4

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVA
                             ---------------------
                            STATEMENTS OF NET ASSETS
                            ------------------------
                               DECEMBER 31, 2010
                               -----------------
ASSETS, continued
INVESTMENTS AT FAIR VALUE:

  Vanguard Variable Insurance Fund (Vanguard), continued:
  -------------------------------------------------------
    Vanguard International Portfolio (International) -
      1,662,477.577 shares at $18.29 per share (cost $29,327,723)                  $  30,406,715
    Vanguard Diversified Value Portfolio (Diversified) -
      1,307,717.102 shares at $12.33 per share (cost $16,688,356)                     16,124,152
    Vanguard Small Company Growth Portfolio (Small Company Growth) -
      743,441.232 shares at $17.68 per share (cost $11,289,880)                       13,144,041
  Wells Fargo Advantage Funds - Variable Trust (Wells Fargo):
  -----------------------------------------------------------
    Wells Fargo Advantage VT Discovery Fund Portfolio, Class 2 (Discovery) -
      19,179.324 shares at $21.28 per share (cost $328,306)                              408,136
    Wells Fargo Advantage VT Opportunity Fund Portfolio, Class 2 (Opportunity) -
      28,280.397 shares at $18.42 per share (cost $532,696)                              520,925
  Classic ProFunds VP (ProFunds):
  -------------------------------
    Bull Portfolio (Bull) -
      116,326.875 shares at $26.30 per share (cost $2,646,321)                         3,059,397
    Europe 30 Portfolio (Europe) -
      3,171.569 shares at $21.27 per share (cost $62,880)                                 67,459
    Mid-Cap Value Portfolio (Mid-Cap) -
      928.989 shares at $26.01 per share (cost $22,269)                                   24,163
    NASDAQ-100 Portfolio (NASDAQ-100) -
      514.920 shares at $19.25 per share (cost $9,623)                                     9,912
    Small-Cap Portfolio (Small-Cap) -
      1,377.836 shares at $27.94 per share (cost $36,898)                                 38,497
    Small-Cap Value Portfolio (Small-Cap Value) -
      508.317 shares at $27.30 per share (cost $13,794)                                   13,877
    Dow 30 Portfolio (Classic Dow) -
      2,133.166 shares at $26.78 per share (cost $56,816)                                 57,126
  Inverse ProFunds VP (ProFunds):
  -------------------------------
    Bear Portfolio (Bear) -
      5,914.108 shares at $20.37 per share (cost $125,641)                               120,470
    Short NASDAQ-100 Portfolio (Short NASDAQ) -
      26,083.718 shares at $9.45 per share (cost $251,884)                               246,491
    Short Small-Cap Portfolio (Short Small-Cap) -
      0.000 shares at $8.47 per share (cost $0)                                             ----
    Short Dow 30 Portfolio (Short Dow) -
      0.000 shares at $6.15 per share (cost $0)                                             ----
  Ultra ProFunds VP (ProFunds):
  -----------------------------
    UltraMid-Cap Portfolio (UltraMid) -
      4,171.971 shares at $27.48 per share (cost $112,829)                               114,646

The accompanying notes are an integral part of these financial statements.

                                      FS-5

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVA
                             ---------------------
                            STATEMENTS OF NET ASSETS
                            ------------------------
                               DECEMBER 31, 2010
                               -----------------
ASSETS, continued
INVESTMENTS AT FAIR VALUE:

  Ultra ProFunds VP (ProFunds), continued:
  ----------------------------------------
    UltraNASDAQ-100 Portfolio (UltraOTC) -
      8,423.315 shares at $21.77 per share (cost $159,779)                         $     183,376
    UltraSmall-Cap Portfolio (UltraSmall) -
      5,588.005 shares at $16.15 per share (cost $87,318)                                 90,246
    UltraBull Portfolio (UltraBull) -
      1,019.415 shares at $11.74 per share (cost $11,632)                                 11,968
  Non-Equity ProFunds VP (ProFunds):
  ----------------------------------
    US Government Plus Portfolio (U.S. Gov. Plus) -
      24,525.625 shares at $19.61 per share (cost $478,384)                              480,948
    Rising Rates Opportunity Portfolio (Opportunity) -
      0.000 shares at $12.00 per share (cost $0)                                            ----
  Sector ProFunds VP (ProFunds):
  ------------------------------
    Oil & Gas Portfolio (Oil & Gas) -
      5,165.157 shares at $46.49 per share (cost $215,415)                               240,128
    Precious Metals Portfolio (Precious Metals) -
      14,038.287 shares at $55.83 per share (cost $666,961)                              783,758
    Real Estate Portfolio (Real Estate) -
      1,601.754 shares at $43.17 per share (cost $66,739)                                 69,148
  Access VP High Yield Fund (ProFunds):
  -------------------------------------
    Access VP High Yield Fund Portfolio (High Yield) -
      218.285 shares at $26.57 per share (cost $5,586)                                     5,800
  ProFunds VP Money Market (ProFunds):
  ------------------------------------
    ProFund VP Money Market Portfolio (Money Market) -
      6,321,784.360 shares at $1.00 per share (cost $6,321,784)                        6,321,784
  PIMCO Variable Insurance Trust (Pimco):
  ---------------------------------------
    PIMCO CommodityRealReturn Strategy Portfolio,
     Administrative Class (Commodity) -
      1,057,197.042 shares at $9.01 per share (cost $10,286,838)                       9,525,345
    PIMCO Total Return Portfolio, Administrative Class (Total Return) -
      1,200,781.323 shares at $11.08 per share (cost $13,311,290)                     13,304,657
  American Century Investments (American Century):
  ------------------------------------------------
    American Century VP Mid Cap Value Fund Portfolio, Class I (Mid Cap) -
      83,659.681 shares at $14.14 per share (cost $1,036,064)                          1,182,948
    American Century VP International Fund Portfolio, Class I (International) -
      164,298.007 shares at $8.56 per share (cost $1,306,275)                          1,406,391
  Franklin Templeton Variable Insurance Products Trust (Franklin Templeton):
  --------------------------------------------------------------------------
    Templeton Global Bond Securities Fund Portfolio, Class 2 (Global Inc.) -
      391,554.521 shares at $19.49 per share (cost $6,894,425)                         7,631,398

The accompanying notes are an integral part of these financial statements.

                                      FS-6

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVA
                             ---------------------
                            STATEMENTS OF NET ASSETS
                            ------------------------
                               DECEMBER 31, 2010
                               -----------------
ASSETS, continued
INVESTMENTS AT FAIR VALUE:

  MFS Variable Insurance Trust (MFS):
  -----------------------------------
    MFS Utilities Series Portfolio, Initial Class (Utilities IC) -
      25,842.978 shares at $25.27 per share (cost $575,963)                        $     653,052
    MFS Research International Series Portfolio, Initial Class (Research) -
      233,163.022 shares at $12.44 per share (cost $2,375,666)                         2,900,548
  Calvert Variable Products, Inc. (Summit):
  -----------------------------------------
    Calvert VP Natural Resources Portfolio (Natural Res) -
      45,052.688 shares at $55.64 per share (cost $2,066,508)                          2,506,732
    Calvert VP SRI Large Cap Value Portfolio (Zenith) -
      2,456.715 shares at $66.82 per share (cost $129,950)                               164,158
    Calvert VP S&P 500 Index Portfolio (S&P 500) -
      6,108.332 shares at $78.77 per share (cost $448,411)                               481,153
    Calvert VP EAFE International Index Portfolio (EAFE Intl.) -
      10,294.541 shares at $74.78 per share (cost $717,115)                              769,826
    Calvert VP S&P MidCap 400 Index Portfolio (S&P MidCap) -
      4,662.018 shares at $68.39 per share (cost $293,913)                               318,835
  T. Rowe Price Equity Series, Inc. (T. Rowe):
  --------------------------------------------
    T. Rowe Price Blue Chip Growth Portfolio (Blue Chip) -
      534,926.345 shares at $11.22 per share (cost $4,823,726)                         6,001,874
  The Universal Institutional Funds, Inc. (Morgan Stanley):
  ---------------------------------------------------------
    UIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
      469,062.128 shares at $15.38 per share (cost $6,018,011)                         7,214,176
  DFA Investment Dimensions Group Inc. (DFA):
  -------------------------------------------
    VA Global Bond Portfolio (Bond) -
      0.000 shares at $10.74 per share (cost $0)                                            ----
    VA International Small Portfolio (Small) -
      0.000 shares at $11.28 per share (cost $0)                                            ----
    VA International Value Portfolio (Value) -
      0.000 shares at $12.29 per share (cost $0)                                            ----
    VA Short-Term Fixed Portfolio (Fixed) -
      0.000 shares at $10.20 per share (cost $0)                                            ----
    VA U.S. Large Value Portfolio (Large) -
      74.971 shares at $15.10 per share (cost $1,132)                                      1,132
    VA U.S. Targeted Value Portfolio (Targeted) -
      1,520.388 shares at $11.66 per share (cost $17,748)                                 17,728
                                                                                 -----------------
NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                     $ 371,660,778
                                                                                 =================

The accompanying notes are an integral part of these financial statements.

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVA
                             ---------------------
                       FOR THE PERIODS ENDED DECEMBER 31
                       ---------------------------------

                                                                         Calvert
                                                        ----------------------------------------

                                                             Balanced
                                                        ------------------

STATEMENTS OF OPERATIONS                                       2010
------------------------                                ------------------
Investment income:
 Dividend distributions received                        $          11,858
 Mortality and expense risk charge                                 (5,092)
                                                        ------------------
Net investment income(loss)                                         6,766
                                                        ------------------

Realized gain(loss) on investments:
 Net realized gain distributions                                     ----
 Net realized gain(loss) on sale of fund shares                   (12,243)
                                                        ------------------
Net realized gain(loss)                                           (12,243)
                                                        ------------------

Change in unrealized appreciation/depreciation                     98,268
                                                        ------------------

Net increase(decrease) in net assets resulting
 from operations                                        $          92,791
                                                        ==================

                                                                       Balanced
                                                        ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                            2010                  2009
-----------------------------------                     ------------------    ------------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                            $           6,766     $          13,554
 Net realized gain(loss)                                          (12,243)              (81,895)
 Net change in unrealized appreciation/depreciation                98,268               223,194
                                                        ------------------    ------------------
Net increase(decrease) in net assets resulting
 from operations                                                   92,791               154,853
                                                        ------------------    ------------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                               11,239               103,943
 Subaccounts transfers (including fixed account), net             654,989              (110,475)
 Transfers for policyowner benefits and terminations              (79,701)               (4,186)
 Policyowner maintenance charges                                     (477)                 (356)
                                                        ------------------    ------------------
Net increase(decrease) from policyowner transactions              586,050               (11,074)
                                                        ------------------    ------------------

Total increase(decrease) in net assets                            678,841               143,779
Net assets at beginning of period                                 890,491               746,712
                                                        ------------------    ------------------
Net assets at end of period                              $      1,569,332       $       890,491
                                                        ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                             Calvert
-------------------------------------------------------------------------------------------------------
  Mid Cap                           Social Equity                         Small Cap
-------------                       -------------                       -------------

    2010                                2010                                2010
-------------                       -------------                       -------------

$       ----                        $        435                        $       ----
      (3,808)                             (4,422)                             (1,905)
-------------                       -------------                       -------------
      (3,808)                             (3,987)                             (1,905)
-------------                       -------------                       -------------


        ----                                ----                                ----
        (657)                             (4,285)                            (13,461)
-------------                       -------------                       -------------
        (657)                             (4,285)                            (13,461)
-------------                       -------------                       -------------

     182,856                             127,478                             116,901
-------------                       -------------                       -------------


$    178,391                        $    119,206                        $    101,535
=============                       =============                       =============

            Mid Cap                          Social Equity                        Small Cap
-------------------------------     -------------------------------     -------------------------------

    2010              2009              2010              2009              2010              2009
-------------     -------------     -------------     -------------     -------------     -------------

$     (3,808)     $     (2,823)     $     (3,987)     $       (851)     $     (1,905)     $     (2,290)
        (657)          (29,748)           (4,285)           20,207           (13,461)         (187,754)
     182,856           174,062           127,478           170,607           116,901           281,385
-------------     -------------     -------------     -------------     -------------     -------------

     178,391           141,491           119,206           189,963           101,535            91,341
-------------     -------------     -------------     -------------     -------------     -------------


        ----              ----            15,700               746              ----              ----
      (9,061)          (52,424)           (4,503)          (24,666)           (7,869)         (329,269)
     (12,629)           (5,723)          (20,073)          (11,747)           (1,338)          (15,669)
        (299)             (220)             (157)             (122)              (54)              (55)
-------------     -------------     -------------     -------------     -------------     -------------
     (21,989)          (58,367)           (9,033)          (35,789)           (9,261)         (344,993)
-------------     -------------     -------------     -------------     -------------     -------------

     156,402            83,124           110,173           154,174            92,274          (253,652)
     595,166           512,042           712,271           558,097           404,444           658,096
-------------     -------------     -------------     -------------     -------------     -------------
$    751,568      $    595,166      $    822,444      $    712,271      $    496,718      $    404,444
=============     =============     =============     =============     =============     =============

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVA
                             ---------------------
                       FOR THE PERIODS ENDED DECEMBER 31
                       ---------------------------------

                                                                       Calvert
                                                        ----------------------------------------
                                                               Core
                                                            Strategies
                                                        ------------------

STATEMENTS OF OPERATIONS                                       2010
------------------------                                ------------------
Investment income:
 Dividend distributions received                        $          16,105
 Mortality and expense risk charge                                (17,012)
                                                        ------------------
Net investment income(loss)                                          (907)
                                                        ------------------

Realized gain(loss) on investments:
 Net realized gain distributions                                     ----
 Net realized gain(loss) on sale of fund shares                    21,235
                                                        ------------------
Net realized gain(loss)                                            21,235
                                                        ------------------

Change in unrealized appreciation/depreciation                    405,223
                                                        ------------------

Net increase(decrease) in net assets resulting
 from operations                                        $         425,551
                                                        ==================

                                                                    Core Strategies
                                                        ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                            2010                  2009
-----------------------------------                     ------------------    ------------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                            $            (907)    $          13,044
 Net realized gain(loss)                                           21,235               (32,185)
 Net change in unrealized appreciation/depreciation               405,223               516,012
                                                        ------------------    ------------------
Net increase(decrease) in net assets resulting
 from operations                                                  425,551               496,871
                                                        ------------------    ------------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                              902,810               444,523
 Subaccounts transfers (including fixed account), net           1,302,721               224,969
 Transfers for policyowner benefits and terminations             (183,862)             (243,348)
 Policyowner maintenance charges                                  (17,724)               (5,295)
                                                        ------------------    ------------------
Net increase(decrease) from policyowner transactions            2,003,945               420,849
                                                        ------------------    ------------------

Total increase(decrease) in net assets                          2,429,496               917,720
Net assets at beginning of period                               1,775,400               857,680
                                                        ------------------    ------------------
Net assets at end of period                             $       4,204,896     $       1,775,400
                                                        ==================    ==================

The accompanying notes are an integral part of these financial statements.


                                              Scudder
-------------------------------------------------------------------------------------------------------
                                        Small
  Small Cap                           Mid Value                           Thematic
-------------                       -------------                       -------------

    2010                                2010                                2010
-------------                       -------------                       -------------

$      1,738                        $     35,638                        $      3,665
        (930)                            (12,614)                             (1,653)
-------------                       -------------                       -------------
         808                              23,024                               2,012
-------------                       -------------                       -------------


        ----                                ----                                ----
      (9,321)                            272,351                              18,621
-------------                       -------------                       -------------
      (9,321)                            272,351                              18,621
-------------                       -------------                       -------------

      36,828                              58,214                               2,315
-------------                       -------------                       -------------


$     28,315                        $    353,589                        $     22,948
=============                       =============                       =============

          Small Cap                         Small Mid Value                        Thematic
-------------------------------     -------------------------------     -------------------------------

    2010              2009              2010              2009              2010              2009
-------------     -------------     -------------     -------------     -------------     -------------

$        808      $       1,087     $     23,024      $     10,146      $      2,012      $        724
      (9,321)            (8,788)         272,351            (8,629)           18,621            (7,478)
      36,828             34,798           58,214           566,619             2,315            74,968
-------------     -------------     -------------     -------------     -------------     -------------

      28,315             27,097          353,589           568,136            22,948            68,214
-------------     -------------     -------------     -------------     -------------     -------------


       2,134              1,954          207,418           280,114             1,436            29,404
      (2,449)            15,477         (601,499)          586,476           (66,872)          231,169
        ----             (3,903)        (144,593)         (109,596)          (39,342)          (15,601)
        (154)               (99)          (2,950)           (3,270)              (63)              (26)
-------------     -------------     -------------     -------------     -------------     -------------
        (469)            13,429         (541,624)          753,724          (104,841)          244,946
-------------     -------------     -------------     -------------     -------------     -------------

      27,846             40,526         (188,035)        1,321,860           (81,893)          313,160
     130,348             89,822        2,263,643           941,783           416,478           103,318
-------------     -------------     -------------     -------------     -------------     -------------
$    158,194      $     130,348     $  2,075,608      $  2,263,643      $    334,585      $    416,478
=============     =============     =============     =============     =============     =============

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVA
                             ---------------------
                       FOR THE PERIODS ENDED DECEMBER 31
                       ---------------------------------

                                                                       Scudder
                                                        ----------------------------------------

                                                            HealthCare
                                                        ------------------

STATEMENTS OF OPERATIONS                                       2010
------------------------                                ------------------
Investment income:
 Dividend distributions received                        $            ----
 Mortality and expense risk charge                                 (2,118)
                                                        ------------------
Net investment income(loss)                                        (2,118)
                                                        ------------------

Realized gain(loss) on investments:
 Net realized gain distributions                                   25,739
 Net realized gain(loss) on sale of fund shares                    16,076
                                                        ------------------
Net realized gain(loss)                                            41,815
                                                        ------------------

Change in unrealized appreciation/depreciation                    (16,519)
                                                        ------------------

Net increase(decrease) in net assets resulting
 from operations                                        $          23,178
                                                        ==================

                                                                       HealthCare
                                                        ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                            2010                  2009
-----------------------------------                     ------------------    ------------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                            $          (2,118)    $           1,968
 Net realized gain(loss)                                           41,815                (5,730)
 Net change in unrealized appreciation/depreciation               (16,519)               68,153
                                                        ------------------    ------------------
Net increase(decrease) in net assets resulting
 from operations                                                   23,178                64,391
                                                        ------------------    ------------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                4,200                84,009
 Subaccounts transfers (including fixed account), net            (211,939)              138,835
 Transfers for policyowner benefits and terminations              (10,267)              (58,031)
 Policyowner maintenance charges                                      (44)                  (48)
                                                        ------------------    ------------------
Net increase(decrease) from policyowner transactions             (218,050)              164,765
                                                        ------------------    ------------------

Total increase(decrease) in net assets                           (194,872)              229,156
Net assets at beginning of period                                 424,652               195,496
                                                        ------------------    ------------------
Net assets at end of period                             $         229,780     $         424,652
                                                        ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                             Fidelity
-------------------------------------------------------------------------------------------------------
                                     Inv. Grade                         Equity Income
 Overseas IC                           Bond IC                               IC
-------------                       -------------                       -------------

    2010                                2010                                2010
-------------                       -------------                       -------------

$     43,659                        $    554,260                        $     35,442
     (19,079)                            (83,790)                            (12,278)
-------------                       -------------                       -------------
      24,580                             470,470                              23,164
-------------                       -------------                       -------------


       5,953                             169,676                                ----
    (287,299)                            256,212                            (164,427)
-------------                       -------------                       -------------
    (281,346)                            425,888                            (164,427)
-------------                       -------------                       -------------

     596,218                               2,455                             398,649
-------------                       -------------                       -------------


$    339,452                        $    898,813                        $    257,386
=============                       =============                       =============


         Overseas IC                       Inv. Grade Bond IC                  Equity Income IC
-------------------------------     -------------------------------     -------------------------------

    2010              2009              2010              2009              2010              2009
-------------     -------------     -------------     -------------     -------------     -------------

$     24,580      $      55,318     $    470,470      $    773,055      $     23,164      $     29,127
    (281,346)          (662,220)         425,888            85,471          (164,427)         (302,161)
     596,218          1,311,662            2,455           522,812           398,649           703,332
-------------     -------------     -------------     -------------     -------------     -------------

     339,452            704,760          898,813         1,381,338           257,386           430,298
-------------     -------------     -------------     -------------     -------------     -------------


     151,506             63,872        1,528,297           737,652           120,619            54,215
    (765,917)           258,515        3,084,342         1,524,642           117,113           (56,282)
    (151,179)          (192,864)      (1,457,020)         (884,086)         (353,503)         (147,800)
      (1,546)            (1,182)         (14,980)           (1,158)             (822)             (590)
-------------     -------------     -------------     -------------     -------------     -------------
    (767,136)           128,341        3,140,639         1,377,050          (116,593)         (150,457)
-------------     -------------     -------------     -------------     -------------     -------------

    (427,684)           833,101        4,039,452         2,758,388           140,793           279,841
   3,802,194          2,969,093       10,956,118         8,197,730         1,904,308         1,624,467
-------------     -------------     -------------     -------------     -------------     -------------
$  3,374,510      $   3,802,194     $ 14,995,570      $ 10,956,118      $  2,045,101      $  1,904,308
=============     =============     =============     =============     =============     =============

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVA
                             ---------------------
                       FOR THE PERIODS ENDED DECEMBER 31
                       ---------------------------------

                                                                       Fidelity
                                                        ----------------------------------------

                                                             Growth IC
                                                        ------------------

STATEMENTS OF OPERATIONS                                       2010
------------------------                                ------------------
Investment income:
 Dividend distributions received                        $           7,157
 Mortality and expense risk charge                                (13,917)
                                                        ------------------
Net investment income(loss)                                        (6,760)
                                                        ------------------

Realized gain(loss) on investments:
 Net realized gain distributions                                    8,368
 Net realized gain(loss) on sale of fund shares                   (56,933)
                                                        ------------------
Net realized gain(loss)                                           (48,565)
                                                        ------------------

Change in unrealized appreciation/depreciation                    582,928
                                                        ------------------

Net increase(decrease) in net assets resulting
 from operations                                        $         527,603
                                                        ==================

                                                                       Growth IC
                                                        ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                            2010                  2009
-----------------------------------                     ------------------    ------------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                            $          (6,760)    $          (2,574)
 Net realized gain(loss)                                          (48,565)             (481,923)
 Net change in unrealized appreciation/depreciation               582,928               990,211
                                                        ------------------    ------------------
Net increase(decrease) in net assets resulting
 from operations                                                  527,603               505,714
                                                        ------------------    ------------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                               21,514               128,060
 Subaccounts transfers (including fixed account), net             252,126              (366,908)
 Transfers for policyowner benefits and terminations             (195,667)             (461,586)
 Policyowner maintenance charges                                   (1,472)               (1,032)
                                                        ------------------    ------------------
Net increase(decrease) from policyowner transactions               76,501              (701,466)
                                                        ------------------    ------------------

Total increase(decrease) in net assets                            604,104              (195,752)
Net assets at beginning of period                               2,289,503             2,485,255
                                                        ------------------    ------------------
Net assets at end of period                             $       2,893,607     $       2,289,503
                                                        ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                             Fidelity
-------------------------------------------------------------------------------------------------------
 High Income                         High Income                         Contrafund
     IC                                  SC                                  IC
-------------                       -------------                       -------------

    2010                                2010                                2010
-------------                       -------------                       -------------

$    313,307                        $     75,999                        $    178,892
     (26,817)                             (5,649)                            (86,445)
-------------                       -------------                       -------------
     286,490                              70,350                              92,447
-------------                       -------------                       -------------


        ----                                ----                               6,508
     286,220                              46,260                            (654,001)
-------------                       -------------                       -------------
     286,220                              46,260                            (647,493)
-------------                       -------------                       -------------

     (69,420)                             (2,410)                          2,806,221
-------------                       -------------                       -------------


$    503,290                        $    114,200                        $  2,251,175
=============                       =============                       =============


        High Income IC                       High Income SC                      Contrafund IC
-------------------------------     -------------------------------     -------------------------------

    2010              2009              2010              2009              2010              2009
-------------     -------------     -------------     -------------     -------------     -------------

$    286,490      $    302,304      $     70,350      $     45,593      $     92,447      $    105,253
     286,220           (44,649)           46,260           (96,463)         (647,493)       (2,430,564)
     (69,420)          732,754            (2,410)          273,078         2,806,221         6,134,272
-------------     -------------     -------------     -------------     -------------     -------------

     503,290           990,409           114,200           222,208         2,251,175         3,808,961
-------------     -------------     -------------     -------------     -------------     -------------


     736,758           567,061               120               120           666,591           591,146
  (1,077,569)        1,798,901           308,019          (143,971)           78,452        (1,236,914)
    (501,185)         (407,496)          (66,483)          (68,397)       (1,591,359)       (1,108,613)
      (6,142)           (4,046)             (183)             (118)           (5,835)           (4,048)
-------------     -------------     -------------     -------------     -------------     -------------
    (848,138)        1,954,420           241,473          (212,366)         (852,151)       (1,758,429)
-------------     -------------     -------------     -------------     -------------     -------------

    (344,848)        2,944,829           355,673             9,842         1,399,024         2,050,532
   4,543,197         1,598,368           673,141           663,299        14,375,156        12,324,624
-------------     -------------     -------------     -------------     -------------     -------------
$  4,198,349      $  4,543,197      $  1,028,814      $    673,141      $ 15,774,180      $ 14,375,156
=============     =============     =============     =============     =============     =============

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVA
                             ---------------------
                       FOR THE PERIODS ENDED DECEMBER 31
                       ---------------------------------

                                                                        Fidelity
                                                        ----------------------------------------
                                                            Contrafund
                                                                SC
                                                        ------------------

STATEMENTS OF OPERATIONS                                       2010
------------------------                                ------------------
Investment income:
 Dividend distributions received                        $          55,887
 Mortality and expense risk charge                                (29,388)
                                                        ------------------
Net investment income(loss)                                        26,499
                                                        ------------------

Realized gain(loss) on investments:
 Net realized gain distributions                                    2,323
 Net realized gain(loss) on sale of fund shares                   (66,929)
                                                        ------------------
Net realized gain(loss)                                           (64,606)
                                                        ------------------

Change in unrealized appreciation/depreciation                    829,832
                                                        ------------------

Net increase(decrease) in net assets resulting
 from operations                                        $         791,725
                                                        ==================


                                                                      Contrafund SC
                                                        ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                            2010                  2009
-----------------------------------                     ------------------    ------------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                            $          26,499     $          32,748
 Net realized gain(loss)                                          (64,606)           (1,624,684)
 Net change in unrealized appreciation/depreciation               829,832             2,756,707
                                                        ------------------    ------------------
Net increase(decrease) in net assets resulting
 from operations                                                  791,725             1,164,771
                                                        ------------------    ------------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                               49,763                 1,688
 Subaccounts transfers (including fixed account), net            (191,231)           (1,301,395)
 Transfers for policyowner benefits and terminations              (93,595)             (201,905)
 Policyowner maintenance charges                                     (908)                 (672)
                                                        ------------------    ------------------
Net increase(decrease) from policyowner transactions             (235,971)           (1,502,284)
                                                        ------------------    ------------------

Total increase(decrease) in net assets                            555,754              (337,513)
Net assets at beginning of period                               5,016,972             5,354,485
                                                        ------------------    ------------------
Net assets at end of period                             $       5,572,726     $       5,016,972
                                                        ==================    ==================

The accompanying notes are an integral part of these financial statements.


                                             Fidelity
-------------------------------------------------------------------------------------------------------
   Mid Cap                             Mid Cap
     IC                                  SC                               Strategic
-------------                       -------------                       -------------

    2010                                2010                                2010
-------------                       -------------                       -------------

$     39,610                        $      3,599                        $    120,071
     (59,277)                             (7,470)                            (12,813)
-------------                       -------------                       -------------
     (19,667)                             (3,871)                            107,258
-------------                       -------------                       -------------


      30,764                               4,112                              66,333
      66,039                               1,226                              62,953
-------------                       -------------                       -------------
      96,803                               5,338                             129,286
-------------                       -------------                       -------------

   2,487,126                             319,757                             (53,681)
-------------                       -------------                       -------------


$  2,564,262                        $    321,224                        $    182,863
=============                       =============                       =============


         Mid Cap IC                            Mid Cap SC                         Strategic
-------------------------------     -------------------------------     -------------------------------

    2010              2009              2010              2009              2010              2009
-------------     -------------     -------------     -------------     -------------     -------------

$    (19,667)     $     10,462      $     (3,871)     $        856      $    107,258      $     47,438
      96,803          (498,976)            5,338          (103,498)          129,286            26,582
   2,487,126         2,696,630           319,757           383,438           (53,681)          121,972
-------------     -------------     -------------     -------------     -------------     -------------

   2,564,262         2,208,116           321,224           280,796           182,863           195,992
-------------     -------------     -------------     -------------     -------------     -------------


     659,831           204,565            62,625             5,298           238,742           221,819
   2,167,680           441,855            63,685           102,461           803,700           703,287
    (943,595)         (537,787)          (19,433)          (66,693)         (237,851)          (69,876)
      (6,179)           (2,049)             (470)             (292)             (243)              (31)
-------------     -------------     -------------     -------------     -------------     -------------
   1,877,737           106,584           106,407            40,774           804,348           855,199
-------------     -------------     -------------     -------------     -------------     -------------

   4,441,999         2,314,700           427,631           321,570           987,211         1,051,191
   7,954,634         5,639,934         1,114,124           792,554         1,432,332           381,141
-------------     -------------     -------------     -------------     -------------     -------------
$ 12,396,633      $  7,954,634      $  1,541,755      $  1,114,124      $  2,419,543      $  1,432,332
=============     =============     =============     =============     =============     =============

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVA
                             ---------------------
                       FOR THE PERIODS ENDED DECEMBER 31
                       ---------------------------------

                                                                          AIM
                                                        ----------------------------------------

                                                            Financial
                                                        ------------------

STATEMENTS OF OPERATIONS                                       2010
------------------------                                ------------------
Investment income:
 Dividend distributions received                        $              43
 Mortality and expense risk charge                                   (251)
                                                        ------------------
Net investment income(loss)                                          (208)
                                                        ------------------

Realized gain(loss) on investments:
 Net realized gain distributions                                     ----
 Net realized gain(loss) on sale of fund shares                     2,453
                                                        ------------------
Net realized gain(loss)                                             2,453
                                                        ------------------

Change in unrealized appreciation/depreciation                      1,655
                                                        ------------------

Net increase(decrease) in net assets resulting
 from operations                                        $           3,900
                                                        ==================

                                                                        Financial
                                                        ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                            2010                  2009
-----------------------------------                     ------------------    ------------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                            $            (208)    $           1,401
 Net realized gain(loss)                                            2,453                (3,149)
 Net change in unrealized appreciation/depreciation                 1,655                13,993
                                                        ------------------    ------------------
Net increase(decrease) in net assets resulting
 from operations                                                    3,900                12,245
                                                        ------------------    ------------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                  180                   180
 Subaccounts transfers (including fixed account), net             (13,743)               13,468
 Transfers for policyowner benefits and terminations               (4,693)               (1,388)
 Policyowner maintenance charges                                      (23)                  (15)
                                                        ------------------    ------------------
Net increase(decrease) from policyowner transactions              (18,279)               12,245
                                                        ------------------    ------------------

Total increase(decrease) in net assets                            (14,379)               24,490
Net assets at beginning of period                                  57,700                33,210
                                                        ------------------    ------------------
Net assets at end of period                             $          43,321     $          57,700
                                                        ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                             AIM
-------------------------------------------------------------------------------------------------------
   Health                            Technology                         Intl. Growth
-------------                       -------------                       -------------

    2010                                2010                                2010
-------------                       -------------                       -------------

$       ----                        $       ----                        $     12,769
        (385)                               (606)                             (3,244)
-------------                       -------------                       -------------
        (385)                               (606)                              9,525
-------------                       -------------                       -------------


        ----                                ----                                ----
      (2,982)                                (42)                             32,473
-------------                       -------------                       -------------
      (2,982)                                (42)                             32,473
-------------                       -------------                       -------------

       4,940                              17,371                              14,811
-------------                       -------------                       -------------


$      1,573                        $     16,723                        $     56,809
=============                       =============                       =============


            Health                            Technology                        Intl. Growth
-------------------------------     -------------------------------     -------------------------------

    2010              2009              2010              2009              2010              2009
-------------     -------------     -------------     -------------     -------------     -------------

$       (385)     $       (117)     $       (606)     $       (312)     $      9,525      $      4,482
      (2,982)           (9,703)              (42)           (7,203)           32,473           (13,613)
       4,940            20,646            17,371            32,726            14,811           111,463
-------------     -------------     -------------     -------------     -------------     -------------

       1,573            10,826            16,723            25,211            56,809           102,332
-------------     -------------     -------------     -------------     -------------     -------------


        ----              ----              ----              ----            13,281            62,928
      25,318           (17,940)           40,563            18,451            98,234           187,721
      (3,633)             (871)             (616)          (14,318)          (32,325)          (60,942)
         (57)              (41)              (67)              (47)              (85)              (28)
-------------     -------------     -------------     -------------     -------------     -------------
      21,628           (18,852)           39,880             4,086            79,105           189,679
-------------     -------------     -------------     -------------     -------------     -------------

      23,201            (8,026)           56,603            29,297           135,914           292,011
      47,250            55,276            75,093            45,796           467,673           175,662
-------------     -------------     -------------     -------------     -------------     -------------
$     70,451      $     47,250      $    131,696      $     75,093      $    603,587      $    467,673
=============     =============     =============     =============     =============     =============

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVA
                             ---------------------
                       FOR THE PERIODS ENDED DECEMBER 31
                       ---------------------------------

                                                                          AIM
                                                        ----------------------------------------

                                                             Leisure
                                                        ------------------

STATEMENTS OF OPERATIONS                                       2010
------------------------                                ------------------
Investment income:
 Dividend distributions received                        $             254
 Mortality and expense risk charge                                   (381)
                                                        ------------------
Net investment income(loss)                                          (127)
                                                        ------------------

Realized gain(loss) on investments:
 Net realized gain distributions                                     ----
 Net realized gain(loss) on sale of fund shares                    (4,248)
                                                        ------------------
Net realized gain(loss)                                            (4,248)
                                                        ------------------

Change in unrealized appreciation/depreciation                      7,681
                                                        ------------------

Net increase(decrease) in net assets resulting
 from operations                                        $           3,306
                                                        ==================

                                                                        Leisure
                                                        ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                            2010                  2009
-----------------------------------                     ------------------    ------------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                            $            (127)    $             510
 Net realized gain(loss)                                           (4,248)               (6,621)
 Net change in unrealized appreciation/depreciation                 7,681                 7,818
                                                        ------------------    ------------------
Net increase(decrease) in net assets resulting
 from operations                                                    3,306                 1,707
                                                        ------------------    ------------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                 ----                  ----
 Subaccounts transfers (including fixed account), net              59,608                27,125
 Transfers for policyowner benefits and terminations               (6,524)               (1,305)
 Policyowner maintenance charges                                      (17)                   (1)
                                                        ------------------    ------------------
Net increase(decrease) from policyowner transactions               53,067                25,819
                                                        ------------------    ------------------

Total increase(decrease) in net assets                             56,373                27,526
Net assets at beginning of period                                  36,526                 9,000
                                                        ------------------    ------------------
Net assets at end of period                             $          92,899     $          36,526
                                                        ==================    ==================

The accompanying notes are an integral part of these financial statements.

              Janus                                           Neuberger Berman
------------------------------------ ------------------------------------------------------------------
   Growth                             Balanced                              Growth
-------------                       -------------                       -------------

    2010                                2010                                2010
-------------                       -------------                       -------------

$        456                        $      3,952                        $       ----
        (244)                             (2,328)                               (624)
-------------                       -------------                       -------------
         212                               1,624                                (624)
-------------                       -------------                       -------------


        ----                                ----                                ----
          36                              (1,086)                               (119)
-------------                       -------------                       -------------
          36                              (1,086)                               (119)
-------------                       -------------                       -------------

       5,329                              66,059                              31,162
-------------                       -------------                       -------------


$      5,577                        $     66,597                        $     30,419
=============                       =============                       =============


             Growth                             Balanced                            Growth
-------------------------------     -------------------------------     -------------------------------

    2010              2009              2010              2009              2010              2009
-------------     -------------     -------------     -------------     -------------     -------------

$        212      $        (15)     $      1,624      $      9,378      $       (624)     $       (482)
          36            (5,439)           (1,086)           (2,315)             (119)          (45,732)
       5,329            14,876            66,059            61,014            31,162            58,257
-------------     -------------     -------------     -------------     -------------     -------------
       5,577             9,422            66,597            68,077            30,419            12,043
-------------     -------------     -------------     -------------     -------------     -------------


        ----              ----             1,050             1,800              ----              ----
        ----           (18,031)          (11,131)            4,991            20,245           (50,730)
        ----              ----              ----            (6,117)             ----              (814)
         (53)              (42)             (247)             (199)             (152)             (110)
-------------     -------------     -------------     -------------     -------------     -------------
         (53)          (18,073)          (10,328)              475            20,093           (51,654)
-------------     -------------     -------------     -------------     -------------     -------------

       5,524            (8,651)           56,269            68,552            50,512           (39,611)
      40,319            48,970           377,500           308,948            93,230           132,841
-------------     -------------     -------------     -------------     -------------     -------------
$     45,843      $     40,319      $    433,769      $    377,500      $    143,742      $     93,230
=============     =============     =============     =============     =============     =============

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVA
                             ---------------------
                       FOR THE PERIODS ENDED DECEMBER 31
                       ---------------------------------

                                                                    Neuberger Berman
                                                        ----------------------------------------

                                                               Bond
                                                        ------------------

STATEMENTS OF OPERATIONS                                       2010
------------------------                                ------------------
Investment income:
 Dividend distributions received                        $           3,710
 Mortality and expense risk charge                                   (761)
                                                        ------------------
Net investment income(loss)                                         2,949
                                                        ------------------

Realized gain(loss) on investments:
 Net realized gain distributions                                     ----
 Net realized gain(loss) on sale of fund shares                     2,798
                                                        ------------------
Net realized gain(loss)                                             2,798
                                                        ------------------

Change in unrealized appreciation/depreciation                        936
                                                        ------------------

Net increase(decrease) in net assets resulting
 from operations                                        $           6,683
                                                        ==================

                                                                         Bond
                                                        ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                            2010                  2009
-----------------------------------                     ------------------    ------------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                            $           2,949     $           1,783
 Net realized gain(loss)                                            2,798               (22,105)
 Net change in unrealized appreciation/depreciation                   936                33,285
                                                        ------------------    ------------------
Net increase(decrease) in net assets resulting
 from operations                                                    6,683                12,963
                                                        ------------------    ------------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                 ----                    62
 Subaccounts transfers (including fixed account), net              31,953              (153,587)
 Transfers for policyowner benefits and terminations                 ----                (5,563)
 Policyowner maintenance charges                                      (14)                  (11)
                                                        ------------------    ------------------
Net increase(decrease) from policyowner transactions               31,939              (159,099)
                                                        ------------------    ------------------

Total increase(decrease) in net assets                             38,622              (146,136)
Net assets at beginning of period                                  32,467               178,603
                                                        ------------------    ------------------
Net assets at end of period                             $          71,089     $          32,467
                                                        ==================    ==================

The accompanying notes are an integral part of these financial statements.

                           Neuberger Berman                                         Rydex
----------------------------------------------------------------------- -------------------------------
  Partners                             Regency                               Nova
-------------                       -------------                       -------------

    2010                                2010                                2010
-------------                       -------------                       -------------

$      9,847                        $      2,193                        $        896
      (8,645)                             (2,341)                             (1,832)
-------------                       -------------                       -------------
       1,202                                (148)                               (936)
-------------                       -------------                       -------------


        ----                                ----                                ----
     (94,102)                             23,179                              59,108
-------------                       -------------                       -------------
     (94,102)                             23,179                              59,108
-------------                       -------------                       -------------

     281,939                              61,109                             (24,699)
-------------                       -------------                       -------------


$    189,039                        $     84,140                        $     33,473
=============                       =============                       =============

           Partners                            Regency                              Nova
-------------------------------     -------------------------------     -------------------------------

    2010              2009              2010              2009              2010              2009
-------------     -------------     -------------     -------------     -------------     -------------

$      1,202      $     24,773      $       (148)     $      2,492      $       (936)     $      3,553
     (94,102)         (133,350)           23,179             4,922            59,108            22,364
     281,939           573,922            61,109            20,200           (24,699)           38,527
-------------     -------------     -------------     -------------     -------------     -------------

     189,039           465,345            84,140            27,614            33,473            64,444
-------------     -------------     -------------     -------------     -------------     -------------


      74,962            20,064             1,280                40            24,317               109
    (276,084)          153,190           511,536           144,803           165,124           (14,090)
     (70,201)          (73,533)          (79,050)          (16,944)          (40,188)          (53,746)
        (416)             (284)              (60)               (1)             (283)             (292)
-------------     -------------     -------------     -------------     -------------     -------------
    (271,739)           99,437           433,706           127,898           148,970           (68,019)
-------------     -------------     -------------     -------------     -------------     -------------

     (82,700)          564,782           517,846           155,512           182,443            (3,575)
   1,478,010           913,228           175,407            19,895           667,603           671,178
-------------     -------------     -------------     -------------     -------------     -------------
$  1,395,310      $  1,478,010      $    693,253      $    175,407      $    850,046      $    667,603
=============     =============     =============     =============     =============     =============

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVA
                             ---------------------
                       FOR THE PERIODS ENDED DECEMBER 31
                       ---------------------------------

                                                                         Rydex
                                                        ----------------------------------------

                                                              NASDAQ
                                                        ------------------

STATEMENTS OF OPERATIONS                                       2010
------------------------                                ------------------
Investment income:
 Dividend distributions received                        $            ----
 Mortality and expense risk charge                                 (5,855)
                                                        ------------------
Net investment income(loss)                                        (5,855)
                                                        ------------------

Realized gain(loss) on investments:
 Net realized gain distributions                                     ----
 Net realized gain(loss) on sale of fund shares                   339,407
                                                        ------------------
Net realized gain(loss)                                           339,407
                                                        ------------------

Change in unrealized appreciation/depreciation                   (154,902)
                                                        ------------------

Net increase(decrease) in net assets resulting
 from operations                                        $         178,650
                                                        ==================

                                                                         NASDAQ
                                                        ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                            2010                  2009
-----------------------------------                     ------------------    ------------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                            $          (5,855)    $          (4,598)
 Net realized gain(loss)                                          339,407                27,509
 Net change in unrealized appreciation/depreciation              (154,902)              268,073
                                                        ------------------    ------------------
Net increase(decrease) in net assets resulting
 from operations                                                  178,650               290,984
                                                        ------------------    ------------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                               46,241                66,473
 Subaccounts transfers (including fixed account), net            (280,798)              380,801
 Transfers for policyowner benefits and terminations              (68,130)              (35,742)
 Policyowner maintenance charges                                     (410)                 (348)
                                                        ------------------    ------------------
Net increase(decrease) from policyowner transactions             (303,097)              411,184
                                                        ------------------    ------------------

Total increase(decrease) in net assets                           (124,447)              702,168
Net assets at beginning of period                               1,252,555               550,387
                                                        ------------------    ------------------
Net assets at end of period                             $       1,128,108     $       1,252,555
                                                        ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                               Rydex
-------------------------------------------------------------------------------------------------------
  Precious                               Inv.                                Gov.
   Metals                              S&P 500                            Long Bond
-------------                       -------------                       -------------

    2010                                2010                                2010
-------------                       -------------                       -------------

$        264                        $       ----                        $     22,725
     (38,738)                             (9,702)                             (6,241)
-------------                       -------------                       -------------
     (38,474)                             (9,702)                             16,484
-------------                       -------------                       -------------


        ----                                ----                                ----
     502,227                            (180,626)                           (241,140)
-------------                       -------------                       -------------
     502,227                            (180,626)                           (241,140)
-------------                       -------------                       -------------

   1,741,352                            (116,316)                            336,992
-------------                       -------------                       -------------


$  2,205,105                        $   (306,644)                       $    112,336
=============                       =============                       =============

        Precious Metals                      Inv. S&P 500                      Gov. Long Bond
-------------------------------     -------------------------------     -------------------------------

    2010              2009              2010              2009              2010              2009
-------------     -------------     -------------     -------------     -------------     -------------

$    (38,474)     $    (26,743)     $     (9,702)     $     (5,515)     $     16,484      $     22,116
     502,227           324,015          (180,626)         (368,429)         (241,140)          512,765
   1,741,352         1,349,141          (116,316)           29,163           336,992          (993,286)
-------------     -------------     -------------     -------------     -------------     -------------

   2,205,105         1,646,413          (306,644)         (344,781)          112,336          (458,405)
-------------     -------------     -------------     -------------     -------------     -------------


     354,236           210,884             8,897            17,950            19,198            16,726
     849,311           677,668           477,515           403,282            84,675          (490,531)
    (275,932)         (246,737)          (16,329)         (361,830)          (23,155)         (112,015)
      (1,678)             (994)             (388)             (334)             (395)             (289)
-------------     -------------     -------------     -------------     -------------     -------------
     925,937           640,821           469,695            59,068            80,323          (586,109)
-------------     -------------     -------------     -------------     -------------     -------------

   3,131,042         2,287,234           163,051          (285,713)          192,659        (1,044,514)
   6,288,045         4,000,811           921,357         1,207,070           873,001         1,917,515
-------------     -------------     -------------     -------------     -------------     -------------
$  9,419,087      $  6,288,045      $  1,084,408      $    921,357      $  1,065,660      $    873,001
=============     =============     =============     =============     =============     =============

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVA
                             ---------------------
                       FOR THE PERIODS ENDED DECEMBER 31
                       ---------------------------------

                                                                          Rydex
                                                        ----------------------------------------
                                                              Inverse
                                                              NASDAQ
                                                        ------------------

STATEMENTS OF OPERATIONS                                       2010
------------------------                                ------------------
Investment income:
 Dividend distributions received                        $            ----
 Mortality and expense risk charge                                 (1,093)
                                                        ------------------
Net investment income(loss)                                        (1,093)
                                                        ------------------

Realized gain(loss) on investments:
 Net realized gain distributions                                     ----
 Net realized gain(loss) on sale of fund shares                   (84,841)
                                                        ------------------
Net realized gain(loss)                                           (84,841)
                                                        ------------------

Change in unrealized appreciation/depreciation                     14,521
                                                        ------------------

Net increase(decrease) in net assets resulting
 from operations                                        $         (71,413)
                                                        ==================

                                                                    Inverse NASDAQ
                                                        ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                            2010                  2009
-----------------------------------                     ------------------    ------------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                            $          (1,093)    $            (946)
 Net realized gain(loss)                                          (84,841)              (66,015)
 Net change in unrealized appreciation/depreciation                14,521               (59,870)
                                                        ------------------    ------------------
Net increase(decrease) in net assets resulting
 from operations                                                  (71,413)             (126,831)
                                                        ------------------    ------------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                 ----                13,439
 Subaccounts transfers (including fixed account), net             128,663              (125,086)
 Transfers for policyowner benefits and terminations                 (549)                  (92)
 Policyowner maintenance charges                                     (107)                  (98)
                                                        ------------------    ------------------
Net increase(decrease) from policyowner transactions              128,007              (111,837)
                                                        ------------------    ------------------

Total increase(decrease) in net assets                             56,594              (238,668)
Net assets at beginning of period                                 183,077               421,745
                                                        ------------------    ------------------
Net assets at end of period                             $         239,671     $         183,077
                                                        ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                             Rydex
-------------------------------------------------------------------------------------------------------
  Inv. Long                                                                Sector
    Bond                               Russell                            Rotation
-------------                       -------------                       -------------

    2010                                2010                                2010
-------------                       -------------                       -------------

$       ----                        $       ----                        $       ----
      (5,489)                             (5,047)                             (6,106)
-------------                       -------------                       -------------
      (5,489)                             (5,047)                             (6,106)
-------------                       -------------                       -------------


        ----                                ----                                ----
    (110,564)                            104,587                             (38,623)
-------------                       -------------                       -------------
    (110,564)                            104,587                             (38,623)
-------------                       -------------                       -------------

     (33,721)                             90,836                             124,754
-------------                       -------------                       -------------


$   (149,774)                       $    190,376                        $     80,025
=============                       =============                       =============

        Inv. Long Bond                          Russell                         Sector Rotation
-------------------------------     -------------------------------     -------------------------------

    2010              2009              2010              2009              2010              2009
-------------     -------------     -------------     -------------     -------------     -------------

$     (5,489)     $     (2,526)     $     (5,047)     $     (2,679)     $     (6,106)     $     (4,492)
    (110,564)          (26,317)          104,587          (279,151)          (38,623)         (123,787)
     (33,721)           64,235            90,836           423,962           124,754           376,699
-------------     -------------     -------------     -------------     -------------     -------------

    (149,774)           35,392           190,376           142,132            80,025           248,420
-------------     -------------     -------------     -------------     -------------     -------------


      81,829            22,582            56,689            12,006            20,508            23,189
     202,747           672,082             9,119            (3,883)          (41,941)         (141,061)
      (5,073)          (19,618)          (28,957)          (18,074)         (132,983)          (42,388)
        (134)              (73)             (329)             (231)             (340)             (253)
-------------     -------------     -------------     -------------     -------------     -------------
     279,369           674,973            36,522           (10,182)         (154,756)         (160,513)
-------------     -------------     -------------     -------------     -------------     -------------

     129,595           710,365           226,898           131,950           (74,731)           87,907
     810,311            99,946           666,314           534,364          1,078,731          990,824
-------------     -------------     -------------     -------------     -------------     -------------
$    939,906      $    810,311      $    893,212      $    666,314      $   1,004,000     $  1,078,731
=============     =============     =============     =============     =============     =============

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVA
                             ---------------------
                       FOR THE PERIODS ENDED DECEMBER 31
                       ---------------------------------

                                                                     Third Avenue
                                                        ----------------------------------------

                                                               Value
                                                        ------------------

STATEMENTS OF OPERATIONS                                       2010
------------------------                                ------------------
Investment income:
 Dividend distributions received                        $         324,031
 Mortality and expense risk charge                                (52,682)
                                                        ------------------
Net investment income(loss)                                       271,349
                                                        ------------------

Realized gain(loss) on investments:
 Net realized gain distributions                                     ----
 Net realized gain(loss) on sale of fund shares                (1,021,872)
                                                        ------------------
Net realized gain(loss)                                        (1,021,872)
                                                        ------------------

Change in unrealized appreciation/depreciation                  1,740,768
                                                        ------------------

Net increase(decrease) in net assets resulting
 from operations                                        $         990,245
                                                        ==================

                                                                         Value
                                                        ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                            2010                  2009
-----------------------------------                     ------------------    ------------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                            $         271,349     $         (45,392)
 Net realized gain(loss)                                       (1,021,872)             (908,064)
 Net change in unrealized appreciation/depreciation             1,740,768             3,867,753
                                                        ------------------    ------------------
Net increase(decrease) in net assets resulting
 from operations                                                  990,245             2,914,297
                                                        ------------------    ------------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                              317,878               384,217
 Subaccounts transfers (including fixed account), net          (1,367,242)           (1,636,032)
 Transfers for policyowner benefits and terminations             (714,803)             (385,584)
 Policyowner maintenance charges                                   (4,119)               (4,132)
                                                        ------------------    ------------------
Net increase(decrease) from policyowner transactions           (1,768,286)           (1,641,531)
                                                        ------------------    ------------------

Total increase(decrease) in net assets                           (778,041)            1,272,766
Net assets at beginning of period                               9,807,394             8,534,628
                                                        ------------------    ------------------
Net assets at end of period                             $       9,029,353     $       9,807,394
                                                        ==================    ==================

The accompanying notes are an integral part of these financial statements.


                                              Vanguard
-------------------------------------------------------------------------------------------------------
Money Market                        Equity Index                         Total Bond
-------------                       -------------                       -------------

    2010                                2010                                2010
-------------                       -------------                       -------------

$     75,187                        $    349,598                        $    958,609
    (193,678)                            (97,869)                           (144,240)
-------------                       -------------                       -------------
    (118,491)                            251,729                             814,369
-------------                       -------------                       -------------


        ----                             194,572                              46,599
        ----                            (492,880)                            563,675
-------------                       -------------                       -------------
        ----                            (298,308)                            610,274
-------------                       -------------                       -------------

        ----                           2,225,511                               4,596
-------------                       -------------                       -------------


$   (118,491)                       $  2,178,932                        $  1,429,239
=============                       =============                       =============

         Money Market                         Equity Index                        Total Bond
-------------------------------     -------------------------------     -------------------------------

    2010              2009              2010              2009              2010              2009
-------------     -------------     -------------     -------------     -------------     -------------

$   (118,491)     $     49,228      $    251,729      $    294,803      $    814,369      $    928,246
        ----              ----          (298,308)       (1,517,685)          610,274           263,130
        ----              ----         2,225,511         4,427,141             4,596            57,257
-------------     -------------     -------------     -------------     -------------     -------------

    (118,491)           49,228         2,178,932         3,204,259         1,429,239         1,248,633
-------------     -------------     -------------     -------------     -------------     -------------


   4,301,921        11,304,364           933,512         1,080,253         1,745,275         1,803,630
  (3,333,616)      (11,718,565)       (1,847,321)         (596,802)       (6,290,438)       (1,092,191)
 (11,196,047)      (16,556,473)         (714,639)         (724,728)       (2,758,273)       (1,574,738)
      (9,253)           (7,444)          (13,456)           (8,637)           (6,621)           (8,416)
-------------     -------------     -------------     -------------     -------------     -------------
 (10,236,995)      (16,978,118)       (1,641,904)         (249,914)       (7,310,057)         (871,715)
-------------     -------------     -------------     -------------     -------------     -------------

 (10,355,486)      (16,928,890)          537,028         2,954,345        (5,880,818)          376,918
  38,281,301        55,210,191        17,067,218        14,112,873        26,088,751        25,711,833
-------------     -------------     -------------     -------------     -------------     -------------

$ 27,925,815      $ 38,281,301      $ 17,604,246      $ 17,067,218      $ 20,207,933      $ 26,088,751
=============     =============     =============     =============     =============     =============

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVA
                             ---------------------
                       FOR THE PERIODS ENDED DECEMBER 31
                       ---------------------------------

                                                                        Vanguard
                                                        ----------------------------------------

                                                             REIT Index
                                                        ------------------

STATEMENTS OF OPERATIONS                                       2010
------------------------                                ------------------
Investment income:
 Dividend distributions received                        $         298,330
 Mortality and expense risk charge                                (61,887)
                                                        ------------------
Net investment income(loss)                                       236,443
                                                        ------------------

Realized gain(loss) on investments:
 Net realized gain distributions                                     ----
 Net realized gain(loss) on sale of fund shares                (1,412,973)
                                                        ------------------
Net realized gain(loss)                                        (1,412,973)
                                                        ------------------

Change in unrealized appreciation/depreciation                  3,663,328
                                                        ------------------

Net increase(decrease) in net assets resulting
 from operations                                        $       2,486,798
                                                        ==================

                                                                       REIT Index
                                                        ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                            2010                  2009
-----------------------------------                     ------------------    ------------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                            $         236,443     $         339,017
 Net realized gain(loss)                                       (1,412,973)           (1,737,086)
 Net change in unrealized appreciation/depreciation             3,663,328             3,513,816
                                                        ------------------    ------------------
Net increase(decrease) in net assets resulting
 from operations                                                2,486,798             2,115,747
                                                        ------------------    ------------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                              626,117               382,129
 Subaccounts transfers (including fixed account), net            (758,304)             (308,603)
 Transfers for policyowner benefits and terminations             (607,763)             (656,703)
 Policyowner maintenance charges                                   (6,759)               (4,622)
                                                        ------------------    ------------------
Net increase(decrease) from policyowner transactions             (746,709)             (587,799)
                                                        ------------------    ------------------

Total increase(decrease) in net assets                          1,740,089             1,527,948
Net assets at beginning of period                               9,838,263             8,310,315
                                                        ------------------    ------------------
Net assets at end of period                             $      11,578,352     $       9,838,263
                                                        ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                             Vanguard
-------------------------------------------------------------------------------------------------------
                                    Stock Market                           Equity
  Mid-Cap                               Index                              Income
-------------                       -------------                       -------------

    2010                                2010                                2010
-------------                       -------------                       -------------

$    117,791                        $    194,647                        $    280,553
     (79,705)                            (60,115)                            (59,538)
-------------                       -------------                       -------------
      38,086                             134,532                             221,015
-------------                       -------------                       -------------


        ----                             230,418                                ----
    (617,163)                           (313,589)                           (276,875)
-------------                       -------------                       -------------
    (617,163)                            (83,171)                           (276,875)
-------------                       -------------                       -------------

   3,687,250                           1,413,282                           1,505,462
-------------                       -------------                       -------------


$  3,108,173                        $  1,464,643                        $  1,449,602
=============                       =============                       =============


           Mid-Cap                         Stock Market Index                    Equity Income
-------------------------------     -------------------------------     -------------------------------

    2010              2009              2010              2009              2010              2009
-------------     -------------     -------------     -------------     -------------     -------------

$     38,086      $    120,909      $    134,532      $    100,590      $    221,015      $    398,856
    (617,163)       (1,494,310)          (83,171)         (335,955)         (276,875)       (1,369,803)
   3,687,250         4,726,035         1,413,282         2,298,571         1,505,462         2,027,190
-------------     -------------     -------------     -------------     -------------     -------------

   3,108,173         3,352,634         1,464,643         2,063,206         1,449,602         1,056,243
-------------     -------------     -------------     -------------     -------------     -------------


   1,047,032           255,439         1,012,454           998,441           320,116           124,662
   1,477,716          (913,511)         (721,599)         (166,981)          873,962          (683,096)
  (1,438,576)         (773,815)         (879,929)         (368,500)         (669,148)         (321,446)
     (14,149)           (3,002)           (2,757)           (2,079)           (2,364)           (1,517)
-------------     -------------     -------------     -------------     -------------     -------------
   1,072,023        (1,434,889)         (591,831)          460,881           522,566          (881,397)
-------------     -------------     -------------     -------------     -------------     -------------

   4,180,196         1,917,745           872,812         2,524,087         1,972,168           174,846
  11,791,702         9,873,957         9,762,390         7,238,303         9,489,043         9,314,197
-------------     -------------     -------------     -------------     -------------     -------------
$ 15,971,898      $ 11,791,702      $ 10,635,202      $  9,762,390      $ 11,461,211      $  9,489,043
=============     =============     =============     =============     =============     =============

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVA
                             ---------------------
                       FOR THE PERIODS ENDED DECEMBER 31
                       ---------------------------------

                                                                        Vanguard
                                                        ----------------------------------------

                                                              Growth
                                                        ------------------

STATEMENTS OF OPERATIONS                                       2010
------------------------                                ------------------
Investment income:
 Dividend distributions received                        $          39,708
 Mortality and expense risk charge                                (31,954)
                                                        ------------------
Net investment income(loss)                                         7,754
                                                        ------------------

Realized gain(loss) on investments:
 Net realized gain distributions                                     ----
 Net realized gain(loss) on sale of fund shares                   (55,035)
                                                        ------------------
Net realized gain(loss)                                           (55,035)
                                                        ------------------

Change in unrealized appreciation/depreciation                    571,201
                                                        ------------------

Net increase(decrease) in net assets resulting
 from operations                                        $         523,920
                                                        ==================

                                                                         Growth
                                                        ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                            2010                  2009
-----------------------------------                     ------------------    ------------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                            $           7,754     $          21,748
 Net realized gain(loss)                                          (55,035)             (291,463)
 Net change in unrealized appreciation/depreciation               571,201             1,746,985
                                                        ------------------    ------------------
Net increase(decrease) in net assets resulting
 from operations                                                  523,920             1,477,270
                                                        ------------------    ------------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                              188,719               478,637
 Subaccounts transfers (including fixed account), net            (620,554)             (394,504)
 Transfers for policyowner benefits and terminations             (296,541)             (387,841)
 Policyowner maintenance charges                                   (2,605)               (1,868)
                                                        ------------------    ------------------
Net increase(decrease) from policyowner transactions             (730,981)             (305,576)
                                                        ------------------    ------------------

Total increase(decrease) in net assets                           (207,061)            1,171,694
Net assets at beginning of period                               5,657,501             4,485,807
                                                        ------------------    ------------------
Net assets at end of period                             $       5,450,440     $       5,657,501
                                                        ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                             Vanguard
-------------------------------------------------------------------------------------------------------
 High Yield
    Bond                              Balanced                          International
-------------                       -------------                       -------------

    2010                                2010                                2010
-------------                       -------------                       -------------

$    470,326                        $    304,993                        $    404,651
     (40,981)                            (61,895)                           (155,007)
-------------                       -------------                       -------------
     429,345                             243,098                             249,644
-------------                       -------------                       -------------


        ----                                ----                                ----
     109,627                             (50,756)                           (384,857)
-------------                       -------------                       -------------
     109,627                             (50,756)                           (384,857)
-------------                       -------------                       -------------

     194,437                             853,180                           4,179,559
-------------                       -------------                       -------------


$    733,409                        $  1,045,522                        $  4,044,346
=============                       =============                       =============

        High Yield Bond                         Balanced                         International
-------------------------------     -------------------------------     -------------------------------

    2010              2009              2010              2009              2010              2009
-------------     -------------     -------------     -------------     -------------     -------------

$    429,345      $    415,306      $    243,098      $    318,078      $    249,644      $    742,362
     109,627          (353,279)          (50,756)         (312,740)         (384,857)       (3,108,817)
     194,437         1,702,949           853,180         1,773,944         4,179,559         9,810,567
-------------     -------------     -------------     -------------     -------------     -------------

     733,409         1,764,976         1,045,522         1,779,282         4,044,346         7,444,112
-------------     -------------     -------------     -------------     -------------     -------------


     570,032           307,194           678,900           551,671         1,702,823         1,191,837
     153,428           297,060           478,677            85,845           713,324        (2,755,826)
  (1,503,668)         (343,362)         (689,391)         (515,941)       (1,626,244)       (1,550,033)
      (1,588)           (2,559)           (2,906)           (2,090)          (18,090)           (8,421)
-------------     -------------     -------------     -------------     -------------     -------------
    (781,796)          258,333           465,280           119,485           771,813        (3,122,443)
-------------     -------------     -------------     -------------     -------------     -------------

     (48,387)        2,023,309         1,510,802         1,898,767         4,816,159         4,321,669
   6,416,470         4,393,161         0,061,356         8,162,589        25,590,556        21,268,887
-------------     -------------     -------------     -------------     -------------     -------------
$  6,368,083      $  6,416,470      $  1,572,158      $ 10,061,356      $ 30,406,715      $ 25,590,556
=============     =============     =============     =============     =============     =============

                                      FS-33

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVA
                             ---------------------
                       FOR THE PERIODS ENDED DECEMBER 31
                       ---------------------------------

                                                                        Vanguard
                                                        ----------------------------------------

                                                           Diversified
                                                        ------------------

STATEMENTS OF OPERATIONS                                       2010
------------------------                                ------------------
Investment income:
 Dividend distributions received                        $         422,777
 Mortality and expense risk charge                                (95,121)
                                                        ------------------
Net investment income(loss)                                       327,656
                                                        ------------------

Realized gain(loss) on investments:
 Net realized gain distributions                                     ----
 Net realized gain(loss) on sale of fund shares                  (508,112)
                                                        ------------------
Net realized gain(loss)                                          (508,112)
                                                        ------------------

Change in unrealized appreciation/depreciation                  1,416,629
                                                        ------------------

Net increase(decrease) in net assets resulting
 from operations                                        $       1,236,173
                                                        ==================

                                                                      Diversified
                                                        ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                            2010                  2009
-----------------------------------                     ------------------    ------------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                            $         327,656     $         501,592
 Net realized gain(loss)                                         (508,112)           (1,718,109)
 Net change in unrealized appreciation/depreciation             1,416,629             4,395,711
                                                        ------------------    ------------------
Net increase(decrease) in net assets resulting
 from operations                                                1,236,173             3,179,194
                                                        ------------------    ------------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                            1,614,847             1,369,021
 Subaccounts transfers (including fixed account), net          (2,230,545)             (819,494)
 Transfers for policyowner benefits and terminations           (1,146,271)           (1,121,060)
 Policyowner maintenance charges                                  (23,394)              (14,302)
                                                        ------------------    ------------------
Net increase(decrease) from policyowner transactions           (1,785,363)             (585,835)
                                                        ------------------    ------------------

Total increase(decrease) in net assets                           (549,190)            2,593,359
Net assets at beginning of period                              16,673,342            14,079,983
                                                        ------------------    ------------------
Net assets at end of period                             $      16,124,152     $      16,673,342
                                                        ==================    ==================

The accompanying notes are an integral part of these financial statements.

              Vanguard                                         Wells Fargo
----------------------------------- -------------------------------------------------------------------
Small Company
   Growth                             Discovery                          Opportunity
-------------                       -------------                       -------------

    2010                                2010                                2010
-------------                       -------------                       -------------

$     34,827                        $       ----                        $      3,733
     (64,552)                             (1,831)                             (2,868)
-------------                       -------------                       -------------
     (29,725)                             (1,831)                                865
-------------                       -------------                       -------------


        ----                                ----                                ----
    (134,428)                                656                             (13,894)
-------------                       -------------                       -------------
    (134,428)                                656                             (13,894)
-------------                       -------------                       -------------

   3,233,314                              93,050                             115,659
-------------                       -------------                       -------------


$  3,069,161                        $     91,875                        $    102,630
=============                       =============                       =============

     Small Company Growth                      Discovery                         Opportunity
-------------------------------     -------------------------------     -------------------------------

    2010              2009              2010              2009              2010              2009
-------------     -------------     -------------     -------------     -------------     -------------

$    (29,725)     $     39,388      $     (1,831)     $     (1,234)     $        865      $     (2,129)
    (134,428)         (978,785)              656           (22,637)          (13,894)          (17,724)
   3,233,314         3,612,726            93,050            98,538           115,659           172,082
-------------     -------------     -------------     -------------     -------------     -------------

   3,069,161         2,673,329            91,875            74,667           102,630           152,229
-------------     -------------     -------------     -------------     -------------     -------------


     860,252           600,070             1,767             1,500             6,024             6,024
     375,602          (260,883)           65,043            (5,822)          (49,729)              (62)
    (803,244)         (440,468)           (1,200)          (44,372)              (15)          (25,048)
     (12,563)           (5,115)             (214)             (159)             (290)             (219)
-------------     -------------     -------------     -------------     -------------     -------------
     420,047          (106,396)           65,396           (48,853)          (44,010)          (19,305)
-------------     -------------     -------------     -------------     -------------     -------------

   3,489,208         2,566,933           157,271            25,814            58,620           132,924
   9,654,833         7,087,900           250,865           225,051           462,305           329,381
-------------     -------------     -------------     -------------     -------------     -------------
$ 13,144,041      $  9,654,833      $    408,136      $    250,865      $    520,925      $    462,305
=============     =============     =============     =============     =============     =============

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVA
                             ---------------------
                       FOR THE PERIODS ENDED DECEMBER 31
                       ---------------------------------

                                                                        ProFunds
                                                        ----------------------------------------

                                                               Bull
                                                        ------------------

STATEMENTS OF OPERATIONS                                       2010
------------------------                                ------------------
Investment income:
 Dividend distributions received                        $             792
 Mortality and expense risk charge                                (14,720)
                                                        ------------------
Net investment income(loss)                                       (13,928)
                                                        ------------------

Realized gain(loss) on investments:
 Net realized gain distributions                                     ----
 Net realized gain(loss) on sale of fund shares                    (6,829)
                                                        ------------------
Net realized gain(loss)                                            (6,829)
                                                        ------------------

Change in unrealized appreciation/depreciation                    405,299
                                                        ------------------

Net increase(decrease) in net assets resulting
 from operations                                        $         384,542
                                                        ==================

                                                                          Bull
                                                        ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                            2010                  2009
-----------------------------------                     ------------------    ------------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                            $         (13,928)    $          (2,294)
 Net realized gain(loss)                                           (6,829)                8,874
 Net change in unrealized appreciation/depreciation               405,299                 6,191
                                                        ------------------    ------------------
Net increase(decrease) in net assets resulting
 from operations                                                  384,542                12,771
                                                        ------------------    ------------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                 ----                 2,387
 Subaccounts transfers (including fixed account), net           2,092,227                21,694
 Transfers for policyowner benefits and terminations              (16,765)             (616,454)
 Policyowner maintenance charges                                     ----                  ----
                                                        ------------------    ------------------
Net increase(decrease) from policyowner transactions            2,075,462              (592,373)
                                                        ------------------    ------------------

Total increase(decrease) in net assets                          2,460,004              (579,602)
Net assets at beginning of period                                 599,393             1,178,995
                                                        ------------------    ------------------
Net assets at end of period                             $       3,059,397     $         599,393
                                                        ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                              ProFunds
-------------------------------------------------------------------------------------------------------
   Europe                              Mid-Cap                            NASDAQ-100
-------------                       -------------                       -------------

    2010                                2010                                2010
-------------                       -------------                       -------------

$        434                        $        134                        $       ----
        (349)                               (246)                             (1,355)
-------------                       -------------                       -------------
          85                                (112)                             (1,355)
-------------                       -------------                       -------------


        ----                                ----                                ----
     (10,336)                              4,161                               9,401
-------------                       -------------                       -------------
     (10,336)                              4,161                               9,401
-------------                       -------------                       -------------

       5,172                               3,110                              (5,780)
-------------                       -------------                       -------------


$     (5,079)                       $      7,159                        $      2,266
=============                       =============                       =============

            Europe                              Mid-Cap                           NASDAQ-100
-------------------------------     -------------------------------     -------------------------------

    2010              2009              2010              2009              2010              2009
-------------     -------------     -------------     -------------     -------------     -------------

$         85      $         15      $       (112)     $        (28)     $     (1,355)     $     (1,614)
     (10,336)          (21,871)            4,161           (38,488)            9,401            18,484
       5,172            23,786             3,110            38,262            (5,780)            6,113
-------------     -------------     -------------     -------------     -------------     -------------

      (5,079)            1,930             7,159              (254)            2,266            22,983
-------------     -------------     -------------     -------------     -------------     -------------


        ----              ----              ----               645              ----             4,088
      50,079            (7,010)            6,366           (54,249)         (149,121)          153,558
        ----              ----              ----              ----            (3,299)          (22,020)
        ----              ----              ----              ----              ----              ----
-------------     -------------     -------------     -------------     -------------     -------------
      50,079            (7,010)            6,366           (53,604)         (152,420)          135,626
-------------     -------------     -------------     -------------     -------------     -------------

      45,000            (5,080)           13,525           (53,858)         (150,154)          158,609
      22,459            27,539            10,638            64,496           160,066             1,457
-------------     -------------     -------------     -------------     -------------     -------------
$     67,459      $     22,459      $     24,163      $     10,638      $      9,912      $    160,066
=============     =============     =============     =============     =============     =============

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVA
                             ---------------------
                       FOR THE PERIODS ENDED DECEMBER 31
                       ---------------------------------

                                                                       ProFunds
                                                        ----------------------------------------

                                                             Small-Cap
                                                        ------------------

STATEMENTS OF OPERATIONS                                       2010
------------------------                                ------------------
Investment income:
 Dividend distributions received                        $            ----
 Mortality and expense risk charge                                   (415)
                                                        ------------------
Net investment income(loss)                                          (415)
                                                        ------------------

Realized gain(loss) on investments:
 Net realized gain distributions                                     ----
 Net realized gain(loss) on sale of fund shares                    36,549
                                                        ------------------
Net realized gain(loss)                                            36,549
                                                        ------------------

Change in unrealized appreciation/depreciation                     (4,395)
                                                        ------------------

Net increase(decrease) in net assets resulting
 from operations                                        $          31,739
                                                        ==================

                                                                       Small-Cap
                                                        ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                            2010                  2009
-----------------------------------                     ------------------    ------------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                            $            (415)    $            (652)
 Net realized gain(loss)                                           36,549               (17,612)
 Net change in unrealized appreciation/depreciation                (4,395)                5,665
                                                        ------------------    ------------------
Net increase(decrease) in net assets resulting
 from operations                                                   31,739               (12,599)
                                                        ------------------    ------------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                 ----                  ----
 Subaccounts transfers (including fixed account), net             (93,361)              111,556
 Transfers for policyowner benefits and terminations               (3,301)               (4,595)
 Policyowner maintenance charges                                     ----                  ----
                                                        ------------------    ------------------
Net increase(decrease) from policyowner transactions              (96,662)              106,961
                                                        ------------------    ------------------

Total increase(decrease) in net assets                            (64,923)               94,362
Net assets at beginning of period                                 103,420                 9,058
                                                        ------------------    ------------------
Net assets at end of period                             $          38,497     $         103,420
                                                        ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                             ProFunds
-------------------------------------------------------------------------------------------------------
  Small-Cap
    Value                            Classic Dow                            Bear
-------------                       -------------                       -------------

    2010                                2010                                2010
-------------                       -------------                       -------------

$          1                        $       ----                        $       ----
         (81)                               (657)                             (3,186)
-------------                       -------------                       -------------
         (80)                               (657)                             (3,186)
-------------                       -------------                       -------------


        ----                                ----                                ----
      (1,033)                            (28,597)                            (72,589)
-------------                       -------------                       -------------
      (1,033)                            (28,597)                            (72,589)
-------------                       -------------                       -------------

         148                                 350                              44,839
-------------                       -------------                       -------------


$       (965)                       $    (28,904)                       $    (30,936)
=============                       =============                       =============

       Small-Cap Value                        Classic Dow                            Bear
-------------------------------     -------------------------------     -------------------------------

    2010              2009              2010              2009              2010              2009
-------------     -------------     -------------     -------------     -------------     -------------

$        (80)     $        (58)     $       (657)     $      1,511      $     (3,186)     $     (4,105)
      (1,033)           (6,387)          (28,597)           (1,899)          (72,589)         (353,448)
         148             4,721               350            (1,070)           44,839           (46,293)
-------------     -------------     -------------     -------------     -------------     -------------

        (965)           (1,724)          (28,904)           (1,458)          (30,936)         (403,846)
-------------     -------------     -------------     -------------     -------------     -------------


        ----              ----              ----              ----              ----           156,348
      13,762           (14,621)          (81,052)          138,755          (902,108)        1,367,734
        ----              ----            (7,631)           (4,599)          (10,426)         (155,717)
        ----              ----              ----              ----              ----              ----
-------------     -------------     -------------     -------------     -------------     -------------
      13,762           (14,621)          (88,683)          134,156          (912,534)        1,368,365
-------------     -------------     -------------     -------------     -------------     -------------

      12,797           (16,345)         (117,587)          132,698          (943,470)          964,519
       1,080            17,425           174,713            42,015         1,063,940            99,421
-------------     -------------     -------------     -------------     -------------     -------------
$     13,877      $      1,080      $     57,126      $    174,713      $    120,470      $  1,063,940
=============     =============     =============     =============     =============     =============

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVA
                             ---------------------
                       FOR THE PERIODS ENDED DECEMBER 31
                       ---------------------------------

                                                                       ProFunds
                                                        ----------------------------------------
                                                               Short
                                                              NASDAQ
                                                        ------------------

STATEMENTS OF OPERATIONS                                       2010
------------------------                                ------------------
Investment income:
 Dividend distributions received                        $            ----
 Mortality and expense risk charge                                 (2,831)
Net investment income(loss)                                        (2,831)

Realized gain(loss) on investments:
 Net realized gain distributions                                     ----
 Net realized gain(loss) on sale of fund shares                  (125,918)
Net realized gain(loss)                                          (125,918)

Change in unrealized appreciation/depreciation                     (1,677)

Net increase(decrease) in net assets resulting
 from operations                                        $        (130,426)
                                                        ==================

                                                                     Short NASDAQ
                                                        ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                            2010                  2009
-----------------------------------                     ------------------    ------------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                            $         (2,831)     $            (755)
 Net realized gain(loss)                                        (125,918)              (199,477)
 Net change in unrealized appreciation/depreciation               (1,677)                 4,147
                                                        ------------------    ------------------
Net increase(decrease) in net assets resulting
 from operations                                                (130,426)              (196,085)
                                                        ------------------    ------------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                ----                 95,000
 Subaccounts transfers (including fixed account), net            168,086               (116,830)
 Transfers for policyowner benefits and terminations              (8,701)               (41,464)
 Policyowner maintenance charges                                    ----                   ----
                                                        ------------------    ------------------
Net increase(decrease) from policyowner transactions             159,385                (63,294)
                                                        ------------------    ------------------

Total increase(decrease) in net assets                            28,959               (259,379)
Net assets at beginning of period                                217,532                476,911
                                                        ------------------    ------------------
Net assets at end of period                             $        246,491      $         217,532
                                                        ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                               ProFunds
-------------------------------------------------------------------------------------------------------
 Short Small-
     Cap                              Short Dow                            UltraMid
-------------                       -------------                       -------------

    2010                                2010                                2010
-------------                       -------------                       -------------

$       ----                        $       ----                        $       ----
      (1,483)                               (382)                               (440)
-------------                       -------------                       -------------
      (1,483)                               (382)                               (440)
-------------                       -------------                       -------------


        ----                                ----                                ----
     (63,118)                            (16,967)                            (15,179)
-------------                       -------------                       -------------
     (63,118)                            (16,967)                            (15,179)
-------------                       -------------                       -------------

         409                                (147)                              1,727
-------------                       -------------                       -------------


$    (64,192)                       $    (17,496)                       $    (13,892)
=============                       =============                       =============

        Short Small-Cap                        Short Dow                           UltraMid
-------------------------------     -------------------------------     -------------------------------

    2010              2009              2010              2009              2010              2009
-------------     -------------     -------------     -------------     -------------     -------------

$     (1,483)     $      1,282      $       (382)     $       (677)     $       (440)     $       (268)
     (63,118)          (84,758)          (16,967)          (62,524)          (15,179)          (41,962)
         409              (410)             (147)              147             1,727            (2,261)
-------------     -------------     -------------     -------------     -------------     -------------

     (64,192)          (83,886)          (17,496)          (63,054)          (13,892)          (44,491)
-------------     -------------     -------------     -------------     -------------     -------------


        ----            95,000              ----            90,000              ----              ----
     (15,976)           76,798             7,950           (10,910)           50,531           106,290
      (6,166)           (1,578)           (4,051)           (2,439)           (3,922)           (3,599)
        ----              ----              ----              ----              ----              ----
-------------     -------------     -------------     -------------     -------------     -------------
     (22,142)          170,220             3,899            76,651            46,609           102,691
-------------     -------------     -------------     -------------     -------------     -------------

     (86,334)           86,334           (13,597)           13,597            32,717            58,200
      86,334              ----            13,597              ----            81,929            23,729
-------------     -------------     -------------     -------------     -------------     -------------
$       ----      $     86,334      $       ----      $     13,597      $    114,646      $     81,929
=============     =============     =============     =============     =============     =============

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVA
                             ---------------------
                       FOR THE PERIODS ENDED DECEMBER 31
                       ---------------------------------

                                                                        ProFunds
                                                        ----------------------------------------

                                                             UltraOTC
                                                        ------------------

STATEMENTS OF OPERATIONS                                       2010
------------------------                                ------------------
Investment income:
 Dividend distributions received                        $            ----
 Mortality and expense risk charge                                   (753)
                                                        ------------------
Net investment income(loss)                                          (753)
                                                        ------------------

Realized gain(loss) on investments:
 Net realized gain distributions                                     ----
 Net realized gain(loss) on sale of fund shares                   (34,127)
                                                        ------------------
Net realized gain(loss)                                           (34,127)
                                                        ------------------

Change in unrealized appreciation/depreciation                     21,379
                                                        ------------------

Net increase(decrease) in net assets resulting
 from operations                                        $         (13,501)
                                                        ==================

                                                                        UltraOTC
                                                        ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                            2010                  2009
-----------------------------------                     ------------------    ------------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                            $            (753)    $            (332)
 Net realized gain(loss)                                          (34,127)               (6,427)
 Net change in unrealized appreciation/depreciation                21,379                 8,225
                                                        ------------------    ------------------
Net increase(decrease) in net assets resulting
 from operations                                                  (13,501)                1,466
                                                        ------------------    ------------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                 ----                  ----
 Subaccounts transfers (including fixed account), net              94,843               (63,405)
 Transfers for policyowner benefits and terminations              (20,237)               (1,200)
 Policyowner maintenance charges                                     ----                  ----
                                                        ------------------    ------------------
Net increase(decrease) from policyowner transactions               74,606               (64,605)
                                                        ------------------    ------------------

Total increase(decrease) in net assets                             61,105               (63,139)
Net assets at beginning of period                                 122,271               185,410
                                                        ------------------    ------------------
Net assets at end of period                             $         183,376     $         122,271
                                                        ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                             ProFunds
-------------------------------------------------------------------------------------------------------
                                                                          U.S. Gov.
 UltraSmall                           UltraBull                              Plus
-------------                       -------------                       -------------

    2010                                2010                                2010
-------------                       -------------                       -------------

        ----                        $       ----                        $      1,889
        (472)                             (4,348)                             (3,532)
-------------                       -------------                       -------------
        (472)                             (4,348)                             (1,643)
-------------                       -------------                       -------------


        ----                                ----                                ----
     (55,182)                            141,787                              18,366
-------------                       -------------                       -------------
     (55,182)                            141,787                              18,366
-------------                       -------------                       -------------

      (4,861)                               (576)                             18,121
-------------                       -------------                       -------------


$    (60,515)                       $    136,863                        $     34,844
=============                       =============                       =============

          UltraSmall                           UltraBull                       U.S. Gov. Plus
-------------------------------     -------------------------------     -------------------------------

    2010              2009              2010              2009              2010              2009
-------------     -------------     -------------     -------------     -------------     -------------

$       (472)     $       (584)     $     (4,348)     $       (786)     $     (1,643)     $     (1,105)
     (55,182)          (60,438)          141,787            19,188            18,366            (3,587)
      (4,861)            1,923              (576)           (4,714)           18,121           (29,367)
-------------     -------------     -------------     -------------     -------------     -------------

     (60,515)          (59,099)          136,863            13,688            34,844           (34,059)
-------------     -------------     -------------     -------------     -------------     -------------


        ----              ----              ----              ----              ----              ----
       4,877           118,699          (229,687)           20,483           326,091           160,219
      (2,485)           (1,300)          (17,035)           (1,886)          (42,417)          (10,522)
        ----              ----              ----              ----              ----              ----
-------------     -------------     -------------     -------------     -------------     -------------
       2,392           117,399          (246,722)           18,597           283,674           149,697
-------------     -------------     -------------     -------------     -------------     -------------

     (58,123)           58,300          (109,859)           32,285           318,518           115,638
     148,369            90,069           121,827            89,542           162,430            46,792
-------------     -------------     -------------     -------------     -------------     -------------
$     90,246      $    148,369      $     11,968      $    121,827      $    480,948      $    162,430
=============     =============     =============     =============     =============     =============

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVA
                             ---------------------
                       FOR THE PERIODS ENDED DECEMBER 31
                       ---------------------------------

                                                                        ProFunds
                                                        ----------------------------------------

                                                            Opportunity
                                                        ------------------

STATEMENTS OF OPERATIONS                                       2010
------------------------                                ------------------
Investment income:
 Dividend distributions received                        $            ----
 Mortality and expense risk charge                                   (543)
                                                        ------------------
Net investment income(loss)                                          (543)
                                                        ------------------

Realized gain(loss) on investments:
 Net realized gain distributions                                     ----
 Net realized gain(loss) on sale of fund shares                   (12,927)
                                                        ------------------
Net realized gain(loss)                                           (12,927)
                                                        ------------------

Change in unrealized appreciation/depreciation                     (1,605)
                                                        ------------------

Net increase(decrease) in net assets resulting
 from operations                                        $         (15,075)
                                                        ==================

                                                                     Opportunity
                                                        ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                            2010                  2009
-----------------------------------                     ------------------    ------------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                            $            (543)    $            (891)
 Net realized gain(loss)                                          (12,927)               17,196
 Net change in unrealized appreciation/depreciation                (1,605)                1,605
                                                        ------------------    ------------------
Net increase(decrease) in net assets resulting
 from operations                                                  (15,075)               17,910
                                                        ------------------    ------------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                 ----                 1,266
 Subaccounts transfers (including fixed account), net              (7,488)                4,315
 Transfers for policyowner benefits and terminations                 (487)                 (441)
 Policyowner maintenance charges                                     ----                  ----
                                                        ------------------    ------------------
Net increase(decrease) from policyowner transactions               (7,975)                5,140
                                                        ------------------    ------------------

Total increase(decrease) in net assets                            (23,050)               23,050
Net assets at beginning of period                                  23,050                  ----
                                                        ------------------    ------------------
Net assets at end of period                             $            ----     $          23,050
                                                        ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                             ProFunds
-------------------------------------------------------------------------------------------------------
                                      Precious
  Oil & Gas                            Metals                            Real Estate
-------------                       -------------                       -------------

    2010                                2010                                2010
-------------                       -------------                       -------------

$        909                        $       ----                        $      1,933
      (1,676)                             (7,369)                               (513)
-------------                       -------------                       -------------
        (767)                             (7,369)                              1,420
-------------                       -------------                       -------------


        ----                                ----                                ----
     (21,395)                            146,250                               3,468
-------------                       -------------                       -------------
     (21,395)                            146,250                               3,468
-------------                       -------------                       -------------

      28,558                              67,141                               2,283
-------------                       -------------                       -------------


$      6,396                        $    206,022                        $      7,171
=============                       =============                       =============


          Oil & Gas                         Precious Metals                      Real Estate
-------------------------------     -------------------------------     -------------------------------

    2010              2009              2010              2009              2010              2009
-------------     -------------     -------------     -------------     -------------     -------------

$       (767)     $     (2,611)     $     (7,369)     $     (1,260)     $      1,420      $        (17)
     (21,395)           35,477           146,250           263,473             3,468            (4,664)
      28,558            21,075            67,141            11,409             2,283             6,354
-------------     -------------     -------------     -------------     -------------     -------------

       6,396            53,941           206,022           273,622             7,171             1,673
-------------     -------------     -------------     -------------     -------------     -------------


        ----            13,805            84,478             4,451              ----              ----
     (37,781)           39,380          (685,550)          462,168            50,566             2,054
     (19,476)          (52,756)          (20,841)          (48,388)             ----              ----
        ----              ----              ----              ----              ----              ----
-------------     -------------     -------------     -------------     -------------     -------------
     (57,257)              429          (621,913)          418,231            50,566             2,054
-------------     -------------     -------------     -------------     -------------     -------------

     (50,861)           54,370          (415,891)          691,853            57,737             3,727
     290,989           236,619         1,199,649           507,796            11,411             7,684
-------------     -------------     -------------     -------------     -------------     -------------
$    240,128      $    290,989      $    783,758      $  1,199,649      $     69,148      $     11,411
=============     =============     =============     =============     =============     =============

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVA
                             ---------------------
                       FOR THE PERIODS ENDED DECEMBER 31
                       ---------------------------------

                                                                         ProFunds
                                                        ----------------------------------------

                                                            High Yield
                                                        ------------------

STATEMENTS OF OPERATIONS                                       2010
------------------------                                ------------------
Investment income:
 Dividend distributions received                        $           5,744
 Mortality and expense risk charge                                   (155)
                                                        ------------------
Net investment income(loss)                                         5,589
                                                        ------------------

Realized gain(loss) on investments:
 Net realized gain distributions                                     ----
 Net realized gain(loss) on sale of fund shares                    (4,588)
                                                        ------------------
Net realized gain(loss)                                            (4,588)
                                                        ------------------

Change in unrealized appreciation/depreciation                     (1,833)
                                                        ------------------

Net increase(decrease) in net assets resulting
 from operations                                        $            (832)
                                                        ==================

                                                                       High Yield
                                                        ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                            2010                  2009
-----------------------------------                     ------------------    ------------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                            $           5,589     $             231
 Net realized gain(loss)                                           (4,588)               18,478
 Net change in unrealized appreciation/depreciation                (1,833)                4,914
                                                        ------------------    ------------------
Net increase(decrease) in net assets resulting
 from operations                                                     (832)               23,623
                                                        ------------------    ------------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                 ----                 3,886
 Subaccounts transfers (including fixed account), net             (15,795)              (26,259)
 Transfers for policyowner benefits and terminations                 ----                  ----
 Policyowner maintenance charges                                     ----                  ----
                                                        ------------------    ------------------
Net increase(decrease) from policyowner transactions              (15,795)              (22,373)
                                                        ------------------    ------------------

Total increase(decrease) in net assets                            (16,627)                1,250
Net assets at beginning of period                                  22,427                21,177
                                                        ------------------    ------------------
Net assets at end of period                             $           5,800     $          22,427
                                                        ==================    ==================

The accompanying notes are an integral part of these financial statements.

             ProFunds                                             Pimco
----------------------------------- -------------------------------------------------------------------
Money Market                          Commodity                         Total Return
-------------                       -------------                       -------------

    2010                                2010                                2010
-------------                       -------------                       -------------

$      1,231                        $  1,206,651                        $    271,455
     (54,779)                            (47,396)                            (67,360)
-------------                       -------------                       -------------
     (53,548)                          1,159,255                             204,095
-------------                       -------------                       -------------


        ----                             150,622                             413,592
        ----                            (644,390)                            103,521
-------------                       -------------                       -------------
        ----                            (493,768)                            517,113
-------------                       -------------                       -------------

        ----                           1,055,018                              15,302
-------------                       -------------                       -------------


$    (53,548)                       $  1,720,505                        $    736,510
=============                       =============                       =============

        Money Market                           Commodity                         Total Return
-------------------------------     -------------------------------     -------------------------------

    2010              2009              2010              2009              2010              2009
-------------     -------------     -------------     -------------     -------------     -------------

$    (53,548)     $    (73,039)     $  1,159,255      $    364,003      $    204,095      $     92,999
        ----              ----          (493,768)         (130,792)          517,113           182,444
        ----              ----         1,055,018         2,023,096            15,302           (21,934)
-------------     -------------     -------------     -------------     -------------     -------------

     (53,548)          (73,039)        1,720,505         2,256,307           736,510           253,509
-------------     -------------     -------------     -------------     -------------     -------------


   2,236,674         1,331,695           321,067           403,340         3,116,643         1,532,661
    (645,231)       (2,486,536)         (607,472)          749,610         4,315,000         5,203,164
  (1,695,981)       (2,348,577)         (213,177)         (490,751)       (1,667,896)         (156,570)
        ----              ----            (2,651)           (2,118)          (22,048)           (6,316)
-------------     -------------     -------------     -------------     -------------     -------------
    (104,538)       (3,503,418)         (502,233)          660,081         5,741,699         6,572,939
-------------     -------------     -------------     -------------     -------------     -------------

    (158,086)       (3,576,457)        1,218,272         2,916,388         6,478,209         6,826,448
   6,479,870        10,056,327         8,307,073         5,390,685         6,826,448              ----
-------------     -------------     -------------     -------------     -------------     -------------
$  6,321,784      $  6,479,870      $  9,525,345      $  8,307,073      $ 13,304,657      $  6,826,448
=============     =============     =============     =============     =============     =============

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVA
                             ---------------------
                       FOR THE PERIODS ENDED DECEMBER 31
                       ---------------------------------

                                                                     American Century
                                                        ----------------------------------------

                                                              Mid Cap
                                                        ------------------

STATEMENTS OF OPERATIONS                                       2010
------------------------                                ------------------
Investment income:
 Dividend distributions received                        $          17,179
 Mortality and expense risk charge                                 (3,966)
                                                        ------------------
Net investment income(loss)                                        13,213
                                                        ------------------

Realized gain(loss) on investments:
 Net realized gain distributions                                     ----
 Net realized gain(loss) on sale of fund shares                    19,960
                                                        ------------------
Net realized gain(loss)                                            19,960
                                                        ------------------

Change in unrealized appreciation/depreciation                    111,887
                                                        ------------------

Net increase(decrease) in net assets resulting
 from operations                                        $         145,060
                                                        ==================

                                                                        Mid Cap
                                                        ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                            2010                  2009
-----------------------------------                     ------------------    ------------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                            $          13,213     $          14,572
 Net realized gain(loss)                                           19,960               (41,161)
 Net change in unrealized appreciation/depreciation               111,887                98,501
                                                        ------------------    ------------------
Net increase(decrease) in net assets resulting
 from operations                                                  145,060                71,912
                                                        ------------------    ------------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                              112,716                96,294
 Subaccounts transfers (including fixed account), net             585,531              (233,986)
 Transfers for policyowner benefits and terminations              (42,225)              (21,567)
 Policyowner maintenance charges                                     (138)                 (595)
                                                        ------------------    ------------------
Net increase(decrease) from policyowner transactions              655,884              (159,854)
                                                        ------------------    ------------------

Total increase(decrease) in net assets                            800,944               (87,942)
Net assets at beginning of period                                 382,004               469,946
                                                        ------------------    ------------------
Net assets at end of period                             $       1,182,948     $         382,004
                                                        ==================    ==================

The accompanying notes are an integral part of these financial statements.

         American Century                    Franklin Templeton                      MFS
----------------------------------- ----------------------------------- -------------------------------

International                        Global Inc.                        Utilities IC
-------------                       -------------                       -------------

    2010                                2010                                2010
-------------                       -------------                       -------------

$     24,015                        $    104,233                        $     16,396
      (6,644)                            (43,314)                             (3,547)
-------------                       -------------                       -------------
      17,371                              60,919                              12,849
-------------                       -------------                       -------------


        ----                              18,856                                ----
     (20,607)                            234,205                              17,462
-------------                       -------------                       -------------
     (20,607)                            253,061                              17,462
-------------                       -------------                       -------------

     146,349                             559,293                              43,974
-------------                       -------------                       -------------


$    143,113                        $    873,273                        $     74,285
=============                       =============                       =============


        International                         Global Inc.                      Utilities IC
-------------------------------     -------------------------------     -------------------------------

    2010              2009              2010              2009              2010              2009
-------------     -------------     -------------     -------------     -------------     -------------

$     17,371      $      6,579     $      60,919      $    446,361      $     12,849      $     10,129
     (20,607)          (60,154)          253,061            10,726            17,462           (46,521)
     146,349           204,383           559,293           116,469            43,974           126,513
-------------     -------------     -------------     -------------     -------------     -------------

     143,113           150,808           873,273           573,556            74,285            90,121
-------------     -------------     -------------     -------------     -------------     -------------


     164,111            45,448         1,051,936           974,574            20,728            82,098
     130,599           472,762           605,733         2,427,976           (92,284)          442,216
     (52,678)          (81,993)         (732,873)         (256,472)          (56,406)          (91,884)
        (155)              (50)           (5,828)           (4,432)             (191)             (111)
-------------     -------------     -------------     -------------     -------------     -------------
     241,877           436,167           918,968         3,141,646          (128,153)          432,319
-------------     -------------     -------------     -------------     -------------     -------------

     384,990           586,975         1,792,241         3,715,202           (53,868)          522,440
   1,021,401           434,426         5,839,157         2,123,955           706,920           184,480
-------------     -------------     -------------     -------------     -------------     -------------
$  1,406,391      $  1,021,401      $  7,631,398      $  5,839,157      $    653,052      $    706,920
=============     =============     =============     =============     =============     =============

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVA
                             ---------------------
                       FOR THE PERIODS ENDED DECEMBER 31
                       ---------------------------------

                                                                            MFS
                                                        ----------------------------------------

                                                             Research
                                                        ------------------

STATEMENTS OF OPERATIONS                                       2010
------------------------                                ------------------
Investment income:
 Dividend distributions received                        $          57,083
 Mortality and expense risk charge                                (17,752)
                                                        ------------------
Net investment income(loss)                                        39,331
                                                        ------------------

Realized gain(loss) on investments:
 Net realized gain distributions                                     ----
 Net realized gain(loss) on sale of fund shares                    79,446
                                                        ------------------
Net realized gain(loss)                                            79,446
                                                        ------------------

Change in unrealized appreciation/depreciation                     52,708
                                                        ------------------

Net increase(decrease) in net assets resulting
 from operations                                        $         171,485
                                                        ==================

                                                                        Research
                                                        ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                            2010                  2009
-----------------------------------                     ------------------    ------------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                            $          39,331     $          (6,029)
 Net realized gain(loss)                                           79,446                32,005
 Net change in unrealized appreciation/depreciation                52,708               480,824
                                                        ------------------    ------------------
Net increase(decrease) in net assets resulting
 from operations                                                  171,485               506,800
                                                        ------------------    ------------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                              849,837               786,927
 Subaccounts transfers (including fixed account), net          (1,009,563)            1,844,064
 Transfers for policyowner benefits and terminations             (181,625)              (96,884)
 Policyowner maintenance charges                                  (16,988)               (7,230)
                                                        ------------------    ------------------
Net increase(decrease) from policyowner transactions             (358,339)            2,526,877
                                                        ------------------    ------------------

Total increase(decrease) in net assets                           (186,854)            3,033,677
Net assets at beginning of period                               3,087,402                53,725
                                                        ------------------    ------------------
Net assets at end of period                             $       2,900,548     $       3,087,402
                                                        ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                           Summit
-------------------------------------------------------------------------------------------------------
 Natural Res                           Zenith                              S&P 500
-------------                       -------------                       -------------

    2010                                2010                                2010
-------------                       -------------                       -------------

$      7,455                        $      2,387                        $      6,628
      (9,924)                               (718)                             (1,620)
-------------                       -------------                       -------------
      (2,469)                              1,669                               5,008
-------------                       -------------                       -------------


        ----                                ----                              12,483
      61,029                               1,512                               7,635
-------------                       -------------                       -------------
      61,029                               1,512                              20,118
-------------                       -------------                       -------------

     318,793                              10,605                              12,811
-------------                       -------------                       -------------


$    377,353                       $      13,786                        $     37,937
=============                       =============                       =============

          Natural Res                           Zenith                             S&P 500
-------------------------------     -------------------------------     -------------------------------

    2010              2009              2010              2009              2010              2009
-------------     -------------     -------------     -------------     -------------     -------------

$     (2,469)     $     (1,152)     $      1,669      $      1,621      $      5,008      $      2,878
      61,029           (61,323)            1,512              (680)           20,118             7,685
     318,793           355,086            10,605            21,485            12,811            18,555
-------------     -------------     -------------     -------------     -------------     -------------

     377,353           292,611            13,786            22,426            37,937            29,118
-------------     -------------     -------------     -------------     -------------     -------------


     237,774           118,805            16,873              ----               750             1,500
     443,709           854,508            19,479             3,116           217,046            51,102
    (115,022)          (36,635)           (4,744)          (10,594)             ----           (29,215)
      (3,511)             (182)              (67)              (47)             (135)             (147)
-------------     -------------     -------------     -------------     -------------     -------------
     562,950           936,496            31,541            (7,525)          217,661            23,240
-------------     -------------     -------------     -------------     -------------     -------------

     940,303         1,229,107            45,327            14,901           255,598            52,358
   1,566,429           337,322           118,831           103,930           225,555           173,197
-------------     -------------     -------------     -------------     -------------     -------------
$  2,506,732      $  1,566,429      $    164,158      $    118,831      $    481,153      $    225,555
=============     =============     =============     =============     =============     =============

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVA
                             ---------------------
                       FOR THE PERIODS ENDED DECEMBER 31
                       ---------------------------------

                                                                         Summit
                                                        ----------------------------------------

                                                             EAFE Intl.
                                                        ------------------

STATEMENTS OF OPERATIONS                                       2010
------------------------                                ------------------
Investment income:
 Dividend distributions received                        $           8,814
 Mortality and expense risk charge                                 (2,708)
                                                        ------------------
Net investment income(loss)                                         6,106
                                                        ------------------

Realized gain(loss) on investments:
 Net realized gain distributions                                     ----
 Net realized gain(loss) on sale of fund shares                        80
                                                        ------------------
Net realized gain(loss)                                                80
                                                        ------------------

Change in unrealized appreciation/depreciation                     52,711
                                                        ------------------

Net increase(decrease) in net assets resulting
 from operations                                        $          58,897
                                                        ==================

                                                                       EAFE Intl.
                                                        ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                            2010                  2009
-----------------------------------                     ------------------    ------------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                            $           6,106     $            ----
 Net realized gain(loss)                                               80                  ----
 Net change in unrealized appreciation/depreciation                52,711                  ----
                                                        ------------------    ------------------
Net increase(decrease) in net assets resulting
 from operations                                                   58,897                  ----
                                                        ------------------    ------------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                               16,545                  ----
 Subaccounts transfers (including fixed account), net             717,446                  ----
 Transfers for policyowner benefits and terminations              (22,719)                 ----
 Policyowner maintenance charges                                     (343)                 ----
                                                        ------------------    ------------------
Net increase(decrease) from policyowner transactions              710,929                  ----
                                                        ------------------    ------------------

Total increase(decrease) in net assets                            769,826                  ----
Net assets at beginning of period                                    ----                  ----
                                                        ------------------    ------------------
Net assets at end of period                             $         769,826     $            ----
                                                        ==================    ==================

The accompanying notes are an integral part of these financial statements.

               Summit                              T. Rowe                     Morgan Stanley
----------------------------------- ----------------------------------- -------------------------------
     S&P                                                                  Emerging
   MidCap                             Blue Chip                            Markets
-------------                       -------------                       -------------

    2010                                2010                                2010
-------------                       -------------                       -------------

$      2,198                        $       ----                        $     26,247
        (839)                            (34,442)                            (30,757)
-------------                       -------------                       -------------
       1,359                             (34,442)                             (4,510)
-------------                       -------------                       -------------


        ----                                ----                                ----
      (6,800)                            184,649                             233,778
-------------                       -------------                       -------------
      (6,800)                            184,649                             233,778
-------------                       -------------                       -------------

      24,923                             568,315                             724,611
-------------                       -------------                       -------------


$     19,482                        $    718,522                        $    953,879
=============                       =============                       =============

          S&P MidCap                           Blue Chip                       Emerging Markets
-------------------------------     -------------------------------     -------------------------------

    2010              2009              2010              2009              2010              2009
-------------     -------------     -------------     -------------     -------------     -------------

$      1,359      $       ----      $    (34,442)     $    (25,724)     $     (4,510)     $    (12,444)
      (6,800)             ----           184,649          (122,385)          233,778           (87,406)
      24,923              ----           568,315         1,835,491           724,611         1,170,437
-------------     -------------     -------------     -------------     -------------     -------------

      19,482              ----           718,522         1,687,382           953,879         1,070,587
-------------     -------------     -------------     -------------     -------------     -------------


      18,498              ----           863,609           797,493           782,039           514,913
     281,203              ----        (1,564,760)          954,815           993,901         2,442,855
        (250)             ----          (238,690)         (488,954)         (368,082)          (98,334)
         (98)             ----           (13,076)           (8,776)           (6,842)           (3,472)
-------------     -------------     -------------     -------------     -------------     -------------
     299,353              ----          (952,917)        1,254,578         1,401,016         2,855,962
-------------     -------------     -------------     -------------     -------------     -------------

     318,835              ----          (234,395)        2,941,960         2,354,895         3,926,549
        ----              ----         6,236,269         3,294,309         4,859,281           932,732
-------------     -------------     -------------     -------------     -------------     -------------
$    318,835      $       ----      $  6,001,874      $  6,236,269      $  7,214,176      $  4,859,281
=============     =============     =============     =============     =============     =============

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVA
                             ---------------------
                       FOR THE PERIODS ENDED DECEMBER 31
                       ---------------------------------

                                                                           DFA
                                                        ----------------------------------------

                                                               Bond
                                                        ------------------

STATEMENTS OF OPERATIONS                                       2010
------------------------                                ------------------
Investment income:
 Dividend distributions received                        $            ----
 Mortality and expense risk charge                                   ----
                                                        ------------------
Net investment income(loss)                                          ----
                                                        ------------------

Realized gain(loss) on investments:
 Net realized gain distributions                                     ----
 Net realized gain(loss) on sale of fund shares                      ----
                                                        ------------------
Net realized gain(loss)                                              ----
                                                        ------------------

Change in unrealized appreciation/depreciation                       ----
                                                        ------------------

Net increase(decrease) in net assets resulting
 from operations                                        $            ----
                                                        ==================

                                                                          Bond
                                                        ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                            2010                  2009
-----------------------------------                     ------------------    ------------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                            $            ----     $            ----
 Net realized gain(loss)                                             ----                  ----
 Net change in unrealized appreciation/depreciation                  ----                  ----
                                                        ------------------    ------------------
Net increase(decrease) in net assets resulting
 from operations                                                     ----                  ----
                                                        ------------------    ------------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                 ----                  ----
 Subaccounts transfers (including fixed account), net                ----                  ----
 Transfers for policyowner benefits and terminations                 ----                  ----
 Policyowner maintenance charges                                     ----                  ----
                                                        ------------------    ------------------
Net increase(decrease) from policyowner transactions                 ----                  ----
                                                        ------------------    ------------------

Total increase(decrease) in net assets                               ----                  ----
Net assets at beginning of period                                    ----                  ----
                                                        ------------------    ------------------
Net assets at end of period                             $            ----     $            ----
                                                        ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                               DFA
-------------------------------------------------------------------------------------------------------
    Small                               Value                               Fixed
-------------                       -------------                       -------------

    2010                                2010                                2010
-------------                       -------------                       -------------

$       ----                        $       ----                        $       ----
        ----                                ----                                ----
-------------                       -------------                       -------------
        ----                                ----                                ----
-------------                       -------------                       -------------


        ----                                ----                                ----
        ----                                ----                                ----
-------------                       -------------                       -------------
        ----                                ----                                ----
-------------                       -------------                       -------------

        ----                                ----                                ----
-------------                       -------------                       -------------


$       ----                        $       ----                        $       ----
=============                       =============                       =============


             Small                              Value                               Fixed
-------------------------------     -------------------------------     -------------------------------

    2010              2009              2010              2009              2010              2009
-------------     -------------     -------------     -------------     -------------     -------------

$       ----      $       ----      $       ----      $       ----      $       ----      $       ----
        ----              ----              ----              ----              ----              ----
        ----              ----              ----              ----              ----              ----
-------------     -------------     -------------     -------------     -------------     -------------

        ----              ----              ----              ----              ----              ----
-------------     -------------     -------------     -------------     -------------     -------------


        ----              ----              ----              ----              ----              ----
        ----              ----              ----              ----              ----              ----
        ----              ----              ----              ----              ----              ----
        ----              ----              ----              ----              ----              ----
-------------     -------------     -------------     -------------     -------------     -------------
        ----              ----              ----              ----              ----              ----
-------------     -------------     -------------     -------------     -------------     -------------

        ----              ----              ----              ----              ----              ----
        ----              ----              ----              ----              ----              ----
-------------     -------------     -------------     -------------     -------------     -------------
$       ----      $       ----      $       ----      $       ----      $       ----      $       ----
=============     =============     =============     =============     =============     =============

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVA
                             ---------------------
                       FOR THE PERIODS ENDED DECEMBER 31
                       ---------------------------------

                                                                           DFA
                                                        ----------------------------------------

                                                               Large
                                                        ------------------

STATEMENTS OF OPERATIONS                                       2010
------------------------                                ------------------
Investment income:
 Dividend distributions received                        $            ----
 Mortality and expense risk charge                                   ----
                                                        ------------------
Net investment income(loss)                                          ----
                                                        ------------------

Realized gain(loss) on investments:
 Net realized gain distributions                                     ----
 Net realized gain(loss) on sale of fund shares                      ----
                                                        ------------------
Net realized gain(loss)                                              ----
                                                        ------------------

Change in unrealized appreciation/depreciation                       ----
                                                        ------------------

Net increase(decrease) in net assets resulting
 from operations                                        $            ----
                                                        ==================

                                                                         Large
                                                        ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                            2010                  2009
-----------------------------------                     ------------------    ------------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                            $            ----     $            ----
 Net realized gain(loss)                                             ----                  ----
 Net change in unrealized appreciation/depreciation                  ----                  ----
                                                        ------------------    ------------------
Net increase(decrease) in net assets resulting
 from operations                                                     ----                  ----
                                                        ------------------    ------------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                 ----                  ----
 Subaccounts transfers (including fixed account), net               1,132                  ----
 Transfers for policyowner benefits and terminations                 ----                  ----
 Policyowner maintenance charges                                     ----                  ----
                                                        ------------------    ------------------
Net increase(decrease) from policyowner transactions                1,132                  ----
                                                        ------------------    ------------------

Total increase(decrease) in net assets                              1,132                  ----
Net assets at beginning of period                                    ----                  ----
                                                        ------------------    ------------------
Net assets at end of period                             $           1,132     $            ----
                                                        ==================    ==================

The accompanying notes are an integral part of these financial statements.

                 DFA
----------------------------------------

     Targeted
------------------

       2010
------------------

$            ----
               (1)
------------------
               (1)
------------------


             ----
             ----
------------------
             ----
------------------

              (20)
------------------


$             (21)
==================

               Targeted
----------------------------------------

       2010                  2009
------------------    ------------------

$              (1)    $            ----
             ----                  ----
              (20)                 ----
------------------    ------------------

              (21)                 ----
------------------    ------------------


             ----                  ----
           17,749                  ----
             ----                  ----
             ----                  ----
------------------    ------------------
           17,749                  ----
------------------    ------------------

           17,728                  ----
             ----                  ----
------------------    ------------------
$          17,728     $            ----
==================    ==================

                         AMERITAS LIFE INSURANCE CORP.
                         -----------------------------
                             SEPARATE ACCOUNT LLVA
                             ---------------------
                         NOTES TO FINANCIAL STATEMENTS
                         -----------------------------
                FOR THE PERIODS ENDED DECEMBER 31, 2010 AND 2009
                ------------------------------------------------

1.   ORGANIZATION
-----------------

     Ameritas Life Insurance Corp. Separate Account LLVA (the "Account") was established on October 26, 1995, under Nebraska law. The assets of the Account are held by Ameritas Life Insurance Corp. (ALIC) (an indirect wholly owned subsidiary of UNIFI Mutual Holding Company), are segregated from all of ALIC's other assets and are used only to support the variable annuity products issued by ALIC.

     Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

     The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a fund series. At December 31, 2010 there are ninety-eight subaccounts available within the Account listed as follows:

     Calvert Asset Management Company, Inc.                         Fidelity Management & Research Company,
     (Advisor) (See Note 3)                                          continued
      Calvert (Fund Series short cite)                               Fidelity, continued
       *Balanced (Subaccount short cite)                              *High Income SC
        (formerly Social Balanced Portfolio)                          *Contrafund IC
       *Mid Cap                                                       *Contrafund SC
        (formerly Social Mid Cap Growth Portfolio)                    *Mid Cap IC
       *Social Equity                                                 *Mid Cap SC
        (formerly Social Equity Portfolio)                            *Strategic
       *Small Cap1                                                     (Commenced May 6, 2008)
        (formerly Ameritas Small Capitalization
         Portfolio)                                                 Invesco Advisors, Inc.
       *Core Strategies(1)                                           AIM
        (formerly Ameritas Core Strategies Portfolio)                 *Financial(2)
        (Commenced April 30, 2008)                                    *Health(2)
                                                                      *Technology(2)
     Deutsche Investment Management Americas                          *Intl. Growth(2)
     Inc.                                                              (Commenced May 6, 2008)
      Scudder                                                         *Leisure(2)
       *Small Cap                                                      (Commenced June 23, 2008)
       *Small Mid Value
        (Commenced April 30, 2008)                                  Janus Capital Management LLC
       *Thematic                                                     Janus
        (Commenced May 16, 2008)                                      *Growth
       *HealthCare
        (Commenced June 20, 2008)                                   Neuberger Berman Management LLC
                                                                     Neuberger Berman
     Fidelity Management & Research Company                           *Balanced
     Fidelity                                                         *Growth
       *Overseas IC                                                   *Bond
       *Inv. Grade Bond IC                                            *Partners
       *Equity Income IC                                              *Regency
       *Growth IC                                                      (Commenced July 29, 2008)
       *High Income IC

                                           FS-58

1.   ORGANIZATION, continued
----------------------------

     Security Global Investors                                      Granahan Investment Management, Inc.
      Rydex (formerly Rydex Variable Trust)                          Vanguard
       *Nova                                                          *Small Company Growth
       *NASDAQ
       *Precious Metals                                             Wells Fargo Funds Management, LLC
       *Inv. S&P 500                                                 Wells Fargo
       *Gov. Long Bond                                                *Discovery(4)
       *Inverse NASDAQ                                                *Opportunity(4)
       *Inv. Long Bond
        (Commenced January 30, 2006)                                ProFunds Advisors LLC
       *Russell                                                      ProFunds
       *Sector Rotation                                               *Bull
        (formerly Rydex All-Cap Opportunity Fund                      *Europe
         Portfolio)                                                   *Mid-Cap
                                                                      *NASDAQ-100
     Third Avenue Management LLC                                      *Small-Cap
      Third Avenue                                                    *Small-Cap Value
       *Value                                                         *Classic Dow
                                                                       (Commenced May 5, 2006)
     The Vanguard Group. Inc.                                         *Bear
      Vanguard                                                        *Short NASDAQ
       *Money Market                                                  *Short Small-Cap
       *Equity Index                                                  *Short Dow
       *Total Bond                                                     (Commenced May 12, 2006)
       *REIT Index                                                    *UltraMid
       *Mid-Cap                                                       *UltraOTC
       *Stock Market Index                                            *UltraSmall
                                                                      *UltraBull
     The Vanguard Group. Inc.  and Wellington                         *U.S. Gov. Plus
     Management Company, LLP                                          *Opportunity
      Vanguard                                                        *Oil & Gas
       *Equity Income                                                 *Precious Metals
                                                                      *Real Estate
     AllianceBernstein L.P. and William Blair &                       *High Yield
     Company, L.L.C.                                                  *Money Market
      Vanguard
       *Growth                                                      Pacific Investment Management Company
                                                                    LLC
     Wellington Management Company, LLP                              Pimco
      Vanguard                                                        *Commodity
       *High Yield Bond                                               *Total Return
       *Balanced                                                       (Commenced May 1, 2009)

     Schroder Investment Management North                           American Century Investment Management,
     America, Inc. and Baillie Gifford Overseas Ltd.                Inc.
      Vanguard                                                       American Century
       *International                                                 *Mid Cap
                                                                       (Commenced April 30, 2008)
     Barrow, Hanley, Mewhinney & Strauss, Inc.                        *International
      Vanguard                                                         (Commenced May 16, 2008)
       *Diversified

                                           FS-59

1.   ORGANIZATION, continued
----------------------------

     Franklin Advisers, Inc.                                        Calvert Asset Management Company, Inc.,
      Franklin Templeton                                            continued  (See Note 3)
       *Global Inc.                                                  Summit, continued
        (Commenced April 30, 2008)                                    *S&P MidCap
                                                                       (Commenced April 30, 2010)
     Massachusetts Financial Service Company
      MFS                                                           T. Rowe Price Associates, Inc.
       *Utilities IC(3)                                              T. Rowe
        (Commenced April 30, 2008)                                    *Blue Chip
       *Research(3)                                                    (Commenced April 30, 2008)
        (Commenced May 19, 2008)
                                                                    Morgan Stanley Investment Management Inc.
     Calvert Asset Management Company, Inc.                          Morgan Stanley
     (See Note 3)                                                     *Emerging Markets
      Summit                                                           (Commenced April 30, 2008)
       *Natural Res
        (formerly Summit Natural Resources                          Dimensional Fund Advisors LP
         Portfolio)                                                  DFA
        (Commenced May 12, 2008)                                      *Bond
       *Zenith                                                        *Small
        (formerly Summit Zenith Portfolio)                            *Value
        (Commenced December 12, 2008)                                 *Fixed
       *S&P 500                                                       *Large
        (formerly Summit S&P 500 Index Portfolio)                      (Commenced December 23, 2010)
        (Commenced December 12, 2008)                                 *Targeted
       *EAFE Intl.                                                     (Commenced December 23, 2010)
        (Commenced April 30, 2010)

Note: The above chart references the fund series and subaccount short cites from the Statements of Net Assets.
      1    In 2009, these subaccounts were listed under Calvert Variable Series, Inc. Ameritas
           Portfolios (Ameritas).
      2    Subaccount names remained the same except AIM was replaced with Invesco.
      3    Subaccount names remained the same except VIT was removed.
      4    Subaccount names remained the same except Class 2 was added.

2.   BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
------------------------------------------------------------------------

     BASIS OF ACCOUNTING
     The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

     USE OF ESTIMATES
     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     INVESTMENTS
     The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

2.   BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES,
--------------------------------------------------------------------------
continued
---------
     INVESTMENTS, continued
     Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

     FAIR VALUE MEASUREMENTS
     The accounting guidance on fair value measurements establishes a framework for measuring fair value and expands disclosures about fair value measurements. It also defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The fair value measurement guidance applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. Each asset and liability carried at fair value is classified into one of the following categories:

     o Level 1 - Quoted market prices in active markets for identical assets or liabilities.
     o Level 2 - Observable market based inputs or unobservable inputs that are corroborated by market data.
     o Level 3 - Unobservable inputs that are not corroborated by market data.

     Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

     FEDERAL AND STATE TAXES
     The operations of the Account form a part of and are taxed with the operations of ALIC. ALIC is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

3.   RELATED PARTIES
--------------------

     Affiliates of ALIC provided management, administrative and investment advisory services for the Calvert and Summit subaccounts for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2010 and 2009, as follows:

                                                                                           Management/
                                                                 Investment              Administrative
                                                                Advisory Fee                  Fee
                                                                ------------             --------------

     Calvert:
      Small Cap                                                    0.00850                  0.00050
      Core Strategies                                              0.00750                  0.00050
      Balanced                                                     0.00425                  0.00275
      Mid Cap                                                      0.00650                  0.00250
      Social Equity                                                0.00500                  0.00200
     Summit:
      Natural Res                                                  0.00550                  0.00100
      Zenith                                                       0.00640                  0.00100
      S&P 500                                                      0.00250                  0.00100
      EAFE Intl.                                                   0.00560                  0.00100 (A)
      S&P MidCap                                                   0.00300                  0.00100 (A)

(A) New subaccount in 2010.

4.   PURCHASES AND SALES OF INVESTMENTS
---------------------------------------

     The cost of purchases and proceeds from sales of investments in the subaccounts for the periods ended December 31, 2010 were as follows:

                                                              Purchases                  Sales
                                                           ---------------          ---------------
     Calvert:
      Balanced                                             $       792,543          $       199,728
      Mid Cap                                                         ----                   25,796
      Social Equity                                                 63,136                   76,155
      Small Cap                                                    200,409                  211,575
      Core Strategies                                            2,498,570                  495,531

     Scudder:
      Small Cap                                                     66,791                   66,452
      Small Mid Value                                            1,305,096                1,823,696
      Thematic                                                     288,301                  391,129
      HealthCare                                                   349,513                  543,942

     Fidelity:
      Overseas IC                                                  648,204                1,384,806
      Inv. Grade Bond IC                                         9,481,985                5,701,201
      Equity Income IC                                             516,792                  610,221
      Growth IC                                                    535,674                  457,564
      High Income IC                                             3,654,351                4,215,998
      High Income SC                                               900,792                  588,970
      Contrafund IC                                              2,232,558                2,985,754
      Contrafund SC                                                142,082                  349,230

                                      FS-62

4.   PURCHASES AND SALES OF INVESTMENTS, continued
--------------------------------------------------

                                                              Purchases                  Sales
                                                           ---------------          ---------------
     Fidelity, continued:
      Mid Cap IC                                           $     3,689,492          $     1,800,657
      Mid Cap SC                                                   272,311                  165,663
      Strategic                                                  2,337,553                1,359,614

     AIM:
      Financial                                                      2,473                   20,960
      Health                                                        47,366                   26,124
      Technology                                                   114,266                   74,992
      Intl. Growth                                                 619,740                  531,110
      Leisure                                                      146,430                   93,490

     Janus:                                                           454                      295
      Growth

     Neuberger Berman:
      Balanced                                                       4,742                   13,446
      Growth                                                        20,570                    1,101
      Bond                                                         227,805                  192,918
      Partners                                                     287,308                  557,845
      Regency                                                      878,635                  445,077

     Rydex:
      Nova                                                       6,383,157                6,235,123
      NASDAQ                                                     3,427,331                3,736,284
      Precious Metals                                            7,877,629                6,990,166
      Inv. S&P 500                                               5,870,125                5,410,132
      Gov. Long Bond                                             1,664,921                1,568,114
      Inverse NASDAQ                                             1,502,685                1,375,772
      Inv. Long Bond                                             2,049,922                1,776,043
      Russell                                                    1,582,434                1,550,959
      Sector Rotation                                              146,038                  306,900

     Third Avenue:
      Value                                                        977,264                2,474,201

     Vanguard:
      Money Market                                              22,675,898               33,031,385
      Equity Index                                               1,647,277                2,842,880
      Total Bond                                                 4,950,732               11,399,821
      REIT Index                                                 2,432,216                2,942,483
      Mid-Cap                                                    3,973,288                2,863,179
      Stock Market Index                                         2,053,015                2,279,897
      Equity Income                                              2,170,163                1,426,583
      Growth                                                       599,310                1,322,538
      High Yield Bond                                            2,702,984                3,055,436
      Balanced                                                   2,152,008                1,443,630
      International                                              4,888,355                3,866,899

                                      FS-63

4.   PURCHASES AND SALES OF INVESTMENTS, continued
--------------------------------------------------

                                                              Purchases                  Sales
                                                           ---------------          ---------------
     Vanguard, continued:
      Diversified                                          $     2,172,268          $     3,629,975
      Small Company Growth                                       2,654,388                2,264,067

     Wells Fargo:
      Discovery                                                    138,286                   74,721
      Opportunity                                                   39,328                   82,474

     ProFunds:
      Bull                                                       8,599,590                6,538,057
      Europe                                                       151,894                  101,730
      Mid-Cap                                                      375,643                  359,390
      NASDAQ-100                                                 6,440,288                6,594,064
      Small-Cap                                                  4,093,158                4,190,236
      Small-Cap Value                                              102,190                   88,507
      Classic Dow                                                8,343,758                8,433,098
      Bear                                                      11,022,979               11,938,699
      Short NASDAQ                                              10,871,729               10,715,174
      Short Small-Cap                                            8,319,415                8,343,041
      Short Dow                                                  6,596,669                6,593,151
      UltraMid                                                   4,304,533                4,258,365
      UltraOTC                                                   3,149,348                3,075,495
      UltraSmall                                                 3,786,592                3,784,673
      UltraBull                                                  5,550,053                5,801,123
      U.S. Gov. Plus                                               699,417                  417,386
      Opportunity                                                  889,147                  897,665
      Oil & Gas                                                    484,873                  542,897
      Precious Metals                                            1,697,231                2,326,514
      Real Estate                                                  387,356                  335,370
      High Yield                                                   181,017                  191,222
      Money Market                                              58,723,564               58,881,650

     Pimco:
      Commodity                                                  3,277,119                2,469,475
      Total Return                                               9,795,259                3,435,873

     American Century:
      Mid Cap                                                      998,146                  329,049
      International                                                607,612                  348,364

     Franklin Templeton:
      Global Inc.                                                4,418,336                3,419,593

     MFS:
      Utilities IC                                                 361,822                  477,127
      Research                                                   1,259,729                1,578,737


                                      FS-64

4.  PURCHASES AND SALES OF INVESTMENTS, continued
--------------------------------------------------

                                                              Purchases                  Sales
                                                           ---------------          ---------------
     Summit:
      Natural Res                                          $     1,527,842          $       967,360
      Zenith                                                        40,164                    6,953
      S&P 500                                                      490,528                  255,377
      EAFE Intl.                                                   787,207                   70,172
      S&P MidCap                                                   356,699                   55,986

     T. Rowe:
      Blue Chip                                                  1,585,957                2,573,316

     Morgan Stanley:
      Emerging Markets                                           3,945,719                2,549,213

     DFA:
      Bond                                                            ----                     ----
      Small                                                           ----                     ----
      Value                                                           ----                     ----
      Fixed                                                           ----                     ----
      Large                                                          1,132                     ----
      Targeted                                                      17,749                     ----

5.   FINANCIAL HIGHLIGHTS
-------------------------

     The unit value, units, net assets, investment income ratio (Inv. Income Ratio), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded).

     Inv. Income Ratio - The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

     Total returns and expense ratios in this disclosure may not be applicable to all policies.

     Expense Ratio - The Expense Ratio represents the annualized contract expenses of the subccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. These fees range between .60 percent and .90 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $40 per policy annually, depending on the product selected.

-----------------------------------

     Total Return - The Total Return represents the change in the unit value reported year-to-date, however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units.

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                                 Min       Max
Calvert:
Balanced
--------
2010                    2.04    2.38           752,716    1,569,332        1.38       0.60*        11.43     11.44
2009                    1.83    2.14           469,068      890,491        2.40       0.55         24.61     24.61
2008                    1.47    1.71           489,630      746,712        2.91       0.55        (31.70)   (31.70)
2007                    2.15    2.51           485,571    1,130,594        2.41       0.55          2.19      2.19
2006                    2.10    2.46           481,854    1,091,088        3.50       0.55          6.48      8.18

Mid Cap
-------
2010                   33.01   34.38            22,583      751,568        ----       0.60*        30.69     30.70
2009                   25.26   26.30            23,376      595,166        ----       0.55         31.29     31.29
2008                   19.24   20.03            26,417      512,042        ----       0.55        (37.54)   (37.54)
2007                   30.80   32.07            31,613      980,181        ----       0.55          9.56      9.56
2006                   28.11   29.28            18,987      540,524        ----       0.55          6.29      6.29

Social Equity
-------------
2010                   21.03   21.03            39,109      822,444        0.06       0.60         16.56     16.56
2009                   18.04   18.04            39,480      712,271        0.41       0.55         33.53     33.53
2008                   13.51   13.51            41,306      558,097        ----       0.55        (36.15)   (36.15)
2007                   21.16   21.16            43,493      920,312        ----       0.55          9.38      9.38
2006                   19.34   19.34            33,799      653,811        ----       0.55          9.46      9.46

Small Cap
---------
2010                   41.42   41.42            11,992      496,718        ----       0.60*        36.66     36.66
2009                   30.31   30.31            13,344      404,444        0.05       0.55         34.04     34.04
2008                   22.61   22.61            29,103      658,096        ----       0.55        (37.35)   (37.35)
2007                   36.09   36.09             6,448      232,714        ----       0.55         11.18     11.18
2006                   32.46   32.46             3,586      116,422        ----       0.55         19.90     19.90

Core Strategies
---------------
2010                   19.13   19.14           219,798    4,204,896        0.56       0.60*         9.92      9.93
2009                   17.40   17.41           102,006    1,775,400        1.54       0.55         42.65     42.65
2008                   12.20   12.21            70,297      857,680        1.40       0.55        (36.22)   (35.42)
2007                    ----    ----              ----         ----        ----       ----          ----      ----
2006                    ----    ----              ----         ----        ----       ----          ----      ----

                                      FS-66

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------
                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                                 Min       Max
Scudder:
Small Cap
---------
2010                   18.70   18.70             8,461      158,194        1.09       0.60*        25.65     25.65
2009                   14.88   14.88             8,760      130,348        1.54       0.55         25.88     25.88
2008                   11.82   11.82             7,599       89,822        2.19       0.55        (34.49)   (34.49)
2007                   18.04   18.04            57,376    1,035,175        0.84       0.55         (2.44)    (2.44)
2006                   18.49   18.49            69,169    1,279,127        0.73       0.55         16.85     16.85

Small Mid Value
---------------
2010                   12.47   12.47           166,454    2,075,608        1.68       0.60*        22.33     22.35
2009                   10.19   10.19           222,089    2,263,643        1.18       0.55         28.99     29.00
2008                    7.90    7.90           119,199      941,783        ----       0.55        (33.14)   (30.63)
2007                    ----    ----              ----         ----        ----       ----          ----      ----
2006                    ----    ----              ----         ----        ----       ----          ----      ----

Thematic
--------
2010                    9.26    9.41            35,612      334,585        1.33       0.60*        12.98     14.10
2009                    8.24    8.32            50,028      416,478        0.93       0.55         18.49     43.04
2008                    5.82    5.82            17,752      103,318        ----       0.55        (48.17)   (48.17)
2007                    ----    ----              ----         ----        ----       ----          ----      ----
2006                    ----    ----              ----         ----        ----       ----          ----      ----

HealthCare
----------
2010                   12.31   12.32            18,664      229,780        ----       0.60*         7.50      7.52
2009                   11.45   11.46            37,086      424,652        1.25       0.55         21.52     21.52
2008                    9.42    9.43            20,746      195,496        ----       0.55        (20.59)   (17.34)
2007                    ----    ----              ----         ----        ----       ----          ----      ----
2006                    ----    ----              ----         ----        ----       ----          ----      ----

Fidelity:
Overseas IC
-----------
2010                   22.33   22.33           151,133    3,374,510        1.37       0.60         12.44     12.44
2009                   19.86   19.86           191,471    3,802,194        2.37       0.55         25.84     25.84
2008                   15.78   15.78           188,150    2,969,093        2.52       0.55        (44.11)   (44.11)
2007                   28.24   28.24           204,122    5,763,711        3.38       0.55         16.67     16.67
2006                   24.20   24.20           175,855    4,256,169        0.07       0.55         17.44     17.44

Inv. Grade Bond IC
------------------
2010                   16.27   21.04           916,976   14,995,570        3.94       0.60*         7.16      7.17
2009                   15.18   19.64           716,776   10,956,118        8.37       0.55         15.09     15.09
2008                   13.19   17.06           617,787    8,197,730        3.69       0.55         (3.78)    (3.78)
2007                   13.71   17.73           464,686    6,671,554        3.62       0.55          3.77      3.77
2006                   13.21   17.09           347,466    4,889,147        2.30       0.55          3.78      3.78

                                      FS-67

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------
                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                                 Min       Max
Fidelity, continued:
Equity Income IC
----------------
2010                   25.98   25.98            78,726    2,045,101        1.72       0.60         14.46     14.46
2009                   22.70   22.70            83,908    1,904,308        2.35       0.55         29.50     29.50
2008                   17.53   17.53            92,690    1,624,467        2.36       0.55        (42.97)   (42.97)
2007                   30.73   30.73           107,439    3,301,641        1.74       0.55          0.97      0.97
2006                   30.43   30.43           114,257    3,477,339        3.69       0.55         19.54     19.54

Growth IC
---------
2010                   37.39   37.39            77,388    2,893,607        0.31       0.60         23.43     23.43
2009                   30.29   30.29            75,579    2,289,503        0.43       0.55         27.59     27.59
2008                   23.74   23.74           104,673    2,485,255        0.82       0.55        (47.46)   (47.46)
2007                   45.19   45.19           107,623    4,863,314        0.82       0.55         26.27     26.27
2006                   35.79   35.79            86,264    3,087,216        0.01       0.55          6.27      6.27

High Income IC
--------------
2010                    9.07    9.07           462,638    4,198,349        6.99       0.60         13.14     13.14
2009                    8.02    8.02           566,445    4,543,197       10.69       0.55         43.17     43.17
2008                    5.60    5.60           285,316    1,598,368       12.65       0.55        (25.40)   (25.40)
2007                    7.51    7.51           164,712    1,236,847        8.30       0.55          2.22      2.22
2006                    7.35    7.35           134,373      987,107       15.79       0.55         10.63     10.63

High Income SC
--------------
2010                   11.26   11.26            91,348    1,028,814        7.90       0.60*        13.12     13.12
2009                    9.96    9.96            67,609      673,141        7.06       0.55         42.99     42.99
2008                    6.96    6.96            95,260      663,299        6.03       0.55        (25.47)   (25.47)
2007                    9.34    9.34           233,765    2,184,110        8.20       0.55          2.09      2.09
2006                    9.15    9.15           427,486    3,912,245        7.91       0.55         10.57     10.57

Contrafund IC
-------------
2010                   36.18   36.18           436,022   15,774,180        1.24       0.60         16.52     16.52
2009                   31.05   31.05           462,986   14,375,156        1.38       0.55         34.97     34.97
2008                   23.00   23.00           535,745   12,324,624        1.06       0.55        (42.83)   (42.83)
2007                   40.24   40.24           503,855   20,274,232        1.00       0.55         16.95     16.95
2006                   34.41   34.41           456,566   15,709,378        1.65       0.55         11.11     11.11

Contrafund SC
-------------
2010                   36.58   36.58           152,334    5,572,726        1.12       0.60*        16.42     16.42
2009                   31.42   31.42           159,662    5,016,972        1.27       0.55         34.92     34.92
2008                   23.29   23.29           229,913    5,354,485        1.07       0.55        (42.93)   (42.93)
2007                   40.81   40.81           217,488    8,875,080        0.80       0.55         16.86     16.86
2006                   34.92   34.92           371,194   12,961,788        1.47       0.55         10.98     10.98

                                      FS-68

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------
                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                                 Min       Max
Fidelity, continued:
Mid Cap IC
----------
2010                   48.51   48.51           255,573   12,396,633        0.40       0.60         28.07     28.07
2009                   37.88   37.88           210,022    7,954,634        0.71       0.55         39.32     39.32
2008                   27.19   27.19           207,460    5,639,934        0.49       0.55        (39.77)   (39.77)
2007                   45.14   45.14           187,619    8,469,044        0.90       0.55         14.99     14.99
2006                   39.25   39.25           169,764    6,664,040        0.05       0.55         12.08     12.08

Mid Cap SC
----------
2010                   48.21   48.21            31,979    1,541,755        0.28       0.60*        27.95     27.95
2009                   37.68   37.68            29,568    1,114,124        0.64       0.55         39.25     39.25
2008                   27.06   27.06            29,289      792,554        0.32       0.55        (39.84)   (39.84)
2007                   44.98   44.98            36,668    1,649,310        0.68       0.55         14.85     14.85
2006                   39.16   39.16            52,554    2,058,195        0.24       0.55         11.98     11.98

Strategic
---------
2010                   13.34   13.36           181,357    2,419,543        5.57       0.60*         8.98      8.99
2009                   12.24   12.26           116,996    1,432,332        6.42       0.55         29.31     29.31
2008                    9.47    9.48            40,254      381,141        9.69       0.55        (11.58)    (9.96)
2007                    ----    ----              ----         ----        ----       ----          ----      ----
2006                    ----    ----              ----         ----        ----       ----          ----      ----

AIM:
Financial
---------
2010                    7.75    7.75             5,589       43,321        0.10       0.60*         9.67      9.67
2009                    7.07    7.07             8,164       57,700        3.77       0.55         26.73     26.73
2008                    5.58    5.58             5,955       33,210        4.94       0.55        (59.67)   (59.67)
2007                   13.83   13.83             2,821       39,003        1.00       0.55        (22.64)   (22.64)
2006                   17.87   17.87             6,562      117,296        2.08       0.55         15.81     15.81

Health
------
2010                   21.97   21.97             3,207       70,451        ----       0.60*         4.68      4.68
2009                   20.98   20.98             2,252       47,250        0.31       0.55         26.98     26.98
2008                   16.53   16.53             3,345       55,276        ----       0.55        (29.01)   (29.01)
2007                   23.28   23.28             3,343       77,822        ----       0.55         11.24     11.24
2006                   20.93   20.93             4,226       88,440        ----       0.55          4.66      4.66

Technology
----------
2010                   15.17   15.17             8,681      131,696        ----       0.60*        20.59     20.59
2009                   12.58   12.58             5,969       75,093        ----       0.55         56.54     56.54
2008                    8.04    8.04             5,699       45,796        ----       0.55        (44.81)   (44.81)
2007                   14.56   14.56             7,649      111,378        ----       0.55          7.11      7.11
2006                   13.59   13.59            10,137      137,799        ----       0.55          9.88      9.88

                                      FS-69

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------
                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                                 Min       Max
AIM, continued:
Intl. Growth
------------
2010                   30.15   30.16            20,015      603,587        2.34       0.60*        12.19     12.20
2009                   26.87   26.88            17,399      467,673        2.08       0.55         34.50     34.50
2008                   19.98   19.98             8,790      175,662        1.01       0.55        (37.43)   (37.08)
2007                    ----    ----              ----         ----        ----       ----          ----      ----
2006                    ----    ----              ----         ----        ----       ----          ----      ----

Leisure
-------
2010                   11.51   11.51             8,069       92,899        0.39       0.60         21.15     21.15
2009                    6.55    9.50             3,844       36,526        4.13       0.55         (1.94)    32.05
2008                    7.20    7.20             1,251        9,000        1.46       0.55        (34.28)   (34.28)
2007                    ----    ----              ----         ----        ----       ----          ----      ----
2006                    ----    ----              ----         ----        ----       ----          ----      ----

Janus:
Growth
------
2010                   24.24   24.24             1,891       45,843        1.10       0.60*        13.85     13.85
2009                   21.30   21.30             1,893       40,319        0.51       0.55         35.61     35.61
2008                   15.70   15.70             3,118       48,970        0.73       0.55        (40.05)   (40.05)
2007                   26.20   26.20             4,306      112,804        0.71       0.55         14.46     14.46
2006                   22.89   22.89             5,115      117,074        0.48       0.55         10.77     10.77

Neuberger Berman:
Balanced
--------
2010                   28.19   28.19            15,385      433,769        1.00       0.60*        18.13     18.13
2009                   23.87   23.87            15,817      377,500        3.37       0.55         21.80     21.80
2008                   19.60   19.60            15,766      308,948        3.67       0.55        (39.48)   (39.48)
2007                   32.38   32.38            17,328      561,064        1.19       0.55         14.97     14.97
2006                   28.16   28.16            18,422      518,845        0.85       0.55         10.06     10.06

Growth
------
2010                   48.46   48.46             2,966      143,742        ----       0.60*        30.56     30.56
2009                   37.12   37.12             2,512       93,230        ----       0.55         29.65     29.65
2008                   28.63   28.63             4,640      132,841        ----       0.55        (43.99)   (43.99)
2007                   51.12   51.12             7,427      379,630        ----       0.55         22.02     22.02
2006                   41.89   41.89             4,728      198,041        ----       0.55         13.45     13.45

Bond
----
2010                   21.09   21.09             3,371       71,089        2.88       0.60*         4.67      4.67
2009                   20.15   20.15             1,612       32,467        2.12       0.55         12.71     12.71
2008                   17.88   17.88             9,992      178,603        4.34       0.55        (13.90)   (13.90)
2007                   20.76   20.76            11,367      236,003        2.74       0.55          4.20      4.20
2006                   19.93   19.93            12,235      243,785        3.26       0.55          3.63      3.63

                                      FS-70

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------
                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                                 Min       Max
Neuberger Berman, continued:
Partners
--------
2010                   17.59   31.47            49,947    1,395,310        0.67       0.60*        14.98     14.99
2009                   15.30   27.37            64,157    1,478,010        2.71       0.55         55.22     55.22
2008                    9.85   17.63            56,119      913,228        0.96       0.55        (54.61)   (52.65)
2007                   37.24   37.24            18,981      706,916        0.60       0.55          8.73      8.73
2006                   34.25   34.25            25,926      887,993        0.73       0.55         11.63     11.63

Regency
-------
2010                   15.75   16.04            43,300      693,253        0.56       0.60*        25.43     25.44
2009                   12.56   12.79            13,733      175,407        3.97       0.55         36.21     45.76
2008                    8.77    8.77             2,268       19,895        0.56       0.55        (39.70)   (39.70)
2007                    ----    ----              ----         ----        ----       ----          ----      ----
2006                    ----    ----              ----         ----        ----       ----          ----      ----

Rydex:
Nova
----
2010                    7.44   10.09           110,254      850,046        0.30       0.60*        19.25     19.26
2009                    6.24    8.46            94,107      667,603        1.15       0.55         34.77     34.77
2008                    4.63    6.28           125,159      671,178        0.40       0.55        (54.72)   (54.72)
2007                   10.23   13.87            78,090      940,125        0.47       0.55          0.57      0.57
2006                   10.17   13.79           395,249    5,329,823        1.55       0.55         18.62     18.62

NASDAQ
------
2010                   18.41   18.94            60,595    1,128,108        ----       0.60*        17.78     17.79
2009                   15.64   16.08            79,856    1,252,555        ----       0.55         51.17     51.17
2008                   10.34   10.63            52,939      550,387        0.13       0.55        (42.23)   (42.23)
2007                   17.90   18.41            77,132    1,392,619        0.07       0.55         17.18     17.18
2006                   15.28   15.71           310,432    4,856,795        ----       0.55          5.20      5.20

Precious Metals
---------------
2010                   17.85   18.48           513,764    9,419,087        ----       0.60*        37.25     37.27
2009                   13.00   13.47           472,733    6,288,045        ----       0.55         48.42     48.42
2008                    8.76    9.07           447,339    4,000,811        ----       0.55        (38.90)   (38.90)
2007                   14.34   14.85           340,976    4,989,846        ----       0.55         18.90     18.90
2006                   12.06   12.49           304,041    3,741,211        ----       0.55         20.77     20.77

Inv. S&P 500
------------
2010                    3.91    4.35           263,534    1,084,408        ----       0.60*       (17.45)   (17.45)
2009                    4.74    5.27           181,645      921,357        ----       0.55        (27.95)   (27.95)
2008                    6.58    7.32           173,915    1,207,070        0.92       0.55         38.48     38.48
2007                    4.75    5.28           172,085      877,066        2.80       0.55          0.27      0.27
2006                    4.74    5.27            93,469      464,437        2.47       0.55         (8.01)    (8.01)

                                      FS-71

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------
                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                                 Min       Max
Rydex, continued:
Gov. Long Bond
--------------
2010                   13.97   18.31            74,036    1,065,660        2.17       0.60*         9.49      9.50
2009                   12.76   16.72            66,101      873,001        2.32       0.55        (31.92)   (31.92)
2008                   18.74   24.56            98,915    1,917,515        2.74       0.55         44.06     44.06
2007                   13.01   17.05           122,027    1,690,171        3.59       0.55          9.16      9.16
2006                   11.92   15.62            92,526    1,204,890        3.64       0.55         (3.87)    (3.67)

Inverse NASDAQ
--------------
2010                   12.79   12.79            18,745      239,671        ----       0.60        (21.74)   (21.74)
2009                   16.34   16.34            11,207      183,077        0.09       0.55        (40.41)   (40.41)
2008                   27.41   27.41            15,385      421,745        0.35       0.55         47.21     47.21
2007                   18.62   18.62             5,161       96,106        2.91       0.55        (11.77)   (11.77)
2006                   21.11   21.11             2,864       60,455        1.35       0.55         (1.70)    (1.70)

Inv. Long Bond
--------------
2010                   15.18   15.18            61,922      939,906        ----       0.60        (13.33)   (13.33)
2009                   17.51   17.51            46,269      810,311        ----       0.55         18.76     18.76
2008                   14.75   14.75             6,777       99,946        0.46       0.55        (30.59)   (30.59)
2007                   21.25   21.25             7,004      148,805        3.57       0.55         (5.04)    (5.04)
2006                   22.37   22.37            10,490      234,706        6.09       0.55          5.19      5.19

Russell
-------
2010                   34.18   34.18            26,135      893,212        ----       0.60         37.02     37.02
2009                   24.94   24.94            26,714      666,314        ----       0.55         32.58     32.58
2008                   18.81   18.81            28,404      534,364        0.22       0.55        (51.63)   (51.63)
2007                   38.90   38.90            20,979      815,994        2.03       0.55         (7.25)    (7.25)
2006                   41.94   41.94            24,926    1,045,308        0.56       0.55         20.19     20.19

Sector Rotation
---------------
2010                   14.14   14.14            71,023    1,004,000        ----       0.60         10.54     10.54
2009                   12.79   12.79            84,356    1,078,731        0.09       0.55         26.60     26.60
2008                   10.10   10.10            98,090      990,824        ----       0.55        (41.06)   (41.06)
2007                   17.14   17.14           114,316    1,959,170        ----       0.55         22.07     22.07
2006                   14.04   14.04            91,439    1,283,762        ----       0.55         10.78     10.78

Third Avenue:
Value
-----
2010                   28.32   29.51           312,857    9,029,353        3.66       0.60*        13.39     13.40
2009                   24.97   26.03           386,378    9,807,394        ----       0.55         44.56     44.56
2008                   17.28   18.00           485,016    8,534,628        0.78       0.55        (43.97)   (43.97)
2007                   30.83   32.13           472,613   14,827,118        2.30       0.55         (5.33)    (5.33)
2006                   32.57   33.94           381,483   12,620,684        1.43       0.55         15.15     15.15

                                      FS-72

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------
                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                                 Min       Max
Vanguard:
Money Market
------------
2010                    1.13    1.19        24,352,071   27,925,815        0.23       0.60*        (0.36)    (0.35)
2009                    1.14    1.20        33,313,069   38,281,301        0.65       0.55          0.06      0.06
2008                    1.14    1.19        48,030,390   55,210,191        2.76       0.55          2.26      2.26
2007                    1.11    1.17        48,131,794   54,415,617        5.10       0.55          4.66      4.66
2006                    1.06    1.12        42,795,654   46,352,623        4.99       0.55          4.46      4.46

Equity Index
------------
2010                   30.20   36.82           556,635   17,604,246        2.13       0.60*        14.23     14.24
2009                   26.44   32.23           618,741   17,067,218        2.63       0.55         25.75     25.75
2008                   21.02   25.63           639,316   14,112,873        2.34       0.55        (37.28)   (37.28)
2007                   35.52   40.87           762,415   26,625,611        1.53       0.55          4.80      4.80
2006                   31.99   38.99           631,029   20,791,601        0.56       0.55         15.08     15.08

Total Bond
----------
2010                   14.40   17.05         1,384,293   20,207,933        3.98       0.60*         5.86      5.88
2009                   13.61   16.11         1,882,851   26,088,751        4.25       0.55          5.36      5.36
2008                   12.91   15.29         1,945,330   25,711,833        4.33       0.55          4.65      4.65
2007                   12.34   14.61         1,935,914   24,310,003        3.42       0.55          6.40      6.40
2006                   11.60   13.73         1,344,627   15,947,242        2.24       0.55          3.74      3.74

REIT Index
----------
2010                   22.99   29.62           491,398   11,578,352        2.87       0.60*        27.49     27.50
2009                   18.04   23.23           535,210    9,838,263        4.98       0.55         28.44     28.44
2008                   14.04   18.09           580,363    8,310,315        3.25       0.55        (37.59)   (37.59)
2007                   22.50   28.99           539,700   12,404,118        2.08       0.55        (17.06)   (17.06)
2006                   27.13   34.95           661,898   18,456,625        0.71       0.55         34.19     34.19

Mid-Cap
-------
2010                   22.01   24.38           722,575   15,971,898        0.88       0.60*        24.62     24.63
2009                   17.66   19.56           664,420   11,791,702        1.76       0.55         39.60     39.60
2008                   12.65   14.01           777,122    9,873,957        1.61       0.55        (42.14)   (42.14)
2007                   21.86   24.22           822,552   18,086,175        1.20       0.55          5.56      5.56
2006                   20.71   22.94           787,017   16,397,767        0.26       0.55         13.13     13.13

Stock Market Index
------------------
2010                   32.81   32.81           324,114   10,635,202        1.93       0.60         16.41     16.41
2009                   28.19   28.19           346,340    9,762,390        1.82       0.55         27.55     27.55
2008                   22.10   22.10           327,549    7,238,303        1.49       0.55        (37.63)   (37.63)
2007                   35.43   35.43           304,394   10,784,409        0.99       0.55          4.59      4.59
2006                   33.88   33.88           265,291    8,986,977        0.10       0.55         14.89     14.89

                                      FS-73

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------
                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                                 Min       Max
Vanguard, continued:
Equity Income
-------------
2010                   21.06   27.75           486,606   11,461,211        2.79       0.60*        14.03     14.04
2009                   18.47   24.33           453,761    9,489,043        5.39       0.55         16.13     16.13
2008                   15.91   20.95           518,223    9,314,197        3.62       0.55        (31.29)   (31.29)
2007                   23.15   30.49           482,703   12,683,561        2.51       0.55          3.96      3.96
2006                   22.27   29.33           411,421   10,214,549        1.46       0.55         20.04     20.04

Growth
------
2010                   13.27   13.92           409,553    5,450,440        0.74       0.60*        11.15     11.16
2009                   11.94   12.52           472,632    5,657,501        0.99       0.55         34.31     34.31
2008                    8.89    9.32           503,077    4,485,807        0.87       0.55        (38.06)   (38.06)
2007                   14.36   15.05           656,471    9,452,696        0.72       0.55          9.61      9.61
2006                   13.10   13.73           619,520    8,142,998        0.11       0.55          1.36      1.36

High Yield Bond
---------------
2010                   11.18   14.45           559,934    6,368,083        6.86       0.60*        11.44     11.45
2009                   10.03   12.97           630,853    6,416,470        7.92       0.55         38.09     38.09
2008                    7.27    9.39           597,404    4,393,161        8.42       0.55        (22.38)   (22.38)
2007                    9.36   12.10           621,014    6,099,866        6.73       0.55          1.39      1.39
2006                    9.23   11.93           589,079    5,742,313        3.96       0.55          7.68      7.68

Balanced
--------
2010                   24.32   24.32           475,803   11,572,158        2.94       0.60         10.35     10.35
2009                   22.04   22.04           456,520   10,061,356        4.22       0.55         22.23     22.23
2008                   18.03   18.03           452,699    8,162,589        3.42       0.55        (23.00)   (23.00)
2007                   23.42   23.42           459,356   10,756,303        2.73       0.55          7.76      7.76
2006                   21.73   21.73           462,269   10,044,676        0.37       0.55         14.33     14.33

International
-------------
2010                   22.82   24.62         1,321,421   30,406,715        1.56       0.60*        15.03     15.04
2009                   19.83   21.40         1,277,144   25,590,556        3.99       0.55         42.00     42.00
2008                   13.97   15.07         1,507,184   21,268,887        2.57       0.55        (45.22)   (45.22)
2007                   25.50   27.51         1,624,733   41,962,849        1.61       0.55         16.77     16.77
2006                   21.84   23.56         1,439,558   31,859,581        0.53       0.55         26.06     26.06

Diversified
-----------
2010                   15.25   16.15         1,042,654   16,124,152        2.65       0.60*         8.68      8.69
2009                   14.03   14.86         1,172,885   16,673,342        4.22       0.55         26.23     26.23
2008                   11.12   11.77         1,249,193   14,079,983        2.83       0.55        (36.49)   (36.49)
2007                   17.51   18.54         1,107,816   19,768,594        1.78       0.55          3.36      3.36
2006                   16.94   17.94           850,501   14,638,265        0.98       0.55         18.23     18.23

                                      FS-74

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------
                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                                 Min       Max
Vanguard, continued:
Small Company Growth
--------------------
2010                   24.19   26.03           541,585   13,144,041        0.32       0.60*        31.00     31.01
2009                   18.47   19.87           521,497    9,654,833        1.04       0.55         38.62     38.62
2008                   13.32   14.33           530,570    7,087,900        0.67       0.55        (39.80)   (39.80)
2007                   22.13   23.81           518,349   11,521,567        0.50       0.55          3.20      3.20
2006                   21.45   23.07           506,669   10,931,042        0.11       0.55          9.61      9.61

Wells Fargo:
Discovery
---------
2010                   20.61   20.61            19,800      408,136        ----       0.60*        34.75     34.75
2009                   15.30   15.30            16,399      250,865        ----       0.55         39.54     39.54
2008                   10.96   10.96            20,528      225,051        ----       0.55        (44.66)   (44.66)
2007                   19.81   19.81            18,963      375,675        ----       0.55         21.65     21.65
2006                   16.29   16.29            20,286      330,366        ----       0.55         14.02     14.02

Opportunity
-----------
2010                   58.45   58.45             8,912      520,925        0.76       0.60*        23.03     23.03
2009                   47.51   47.51             9,731      462,305        ----       0.55         46.93     46.93
2008                   32.33   32.33            10,187      329,381        1.86       0.55        (40.43)   (40.43)
2007                   54.28   54.28            12,901      700,202        0.60       0.55          6.09      6.09
2006                   51.16   51.16            12,124      620,282        ----       0.55         11.61     11.61

ProFunds:
Bull
----
2010                   27.71   27.71           110,419    3,059,397        0.05       0.90         11.57     11.57
2009                   24.83   24.83            24,136      599,393        0.57       0.90         23.23     23.23
2008                   20.15   20.15            58,506    1,178,995        ----       0.90        (38.23)   (38.23)
2007                   32.62   32.62            21,372      697,200        0.47       0.90          2.62      2.62
2006                   31.79   31.79            45,737    1,453,929        0.26       0.90         12.64     12.64

Europe
------
2010                   27.30   27.30             2,471       67,459        1.11       0.90          1.71      1.71
2009                   26.84   26.84               837       22,459        1.01       0.90         31.11     31.11
2008                   20.47   20.47             1,345       27,539        1.70       0.90        (44.51)   (44.51)
2007                   36.89   36.89            33,583    1,238,891        1.16       0.90         13.55     13.55
2006                   32.49   32.49            30,515      991,362        0.20       0.90         16.46     16.46

Mid-Cap
-------
2010                   37.71   37.71               641       24,163        0.51       0.90         19.37     19.37
2009                   31.59   31.59               337       10,638        0.80       0.90         29.70     29.70
2008                   24.36   24.36             2,648       64,496        ----       0.90        (36.87)   (36.87)
2007                   38.58   38.58               866       33,420        0.11       0.90          0.06      0.06
2006                   38.56   38.56             6,505      250,822        0.01       0.90         11.30     11.30

                                      FS-75

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------
                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                                 Min       Max
ProFunds, continued:
NASDAQ-100
----------
2010                   18.37   18.37               540        9,912        ----       0.90         17.19     17.19
2009                   15.68   15.68            10,211      160,066        ----       0.90         50.64     50.64
2008                   10.41   10.41               140        1,457        ----       0.90        (43.00)   (43.00)
2007                   18.26   18.26            15,006      273,961        ----       0.90         16.57     16.57
2006                   15.66   15.66            61,857      968,772        ----       0.90          4.52      4.52

Small-Cap
---------
2010                   27.90   27.90             1,380       38,497        ----       0.90          9.48      9.48
2009                   32.42   32.42             3,190      103,420        ----       0.90         24.94     24.94
2008                   25.94   25.94               349        9,058        0.02       0.90        (35.99)   (35.99)
2007                   40.53   40.53               264       10,721        0.16       0.90         (3.10)    (3.10)
2006                   41.83   41.83             8,293      346,872        ----       0.90         13.73     13.73

Small-Cap Value
---------------
2010                   34.83   34.83               398       13,877        0.01       0.90         21.02     21.02
2009                   28.78   28.78                38        1,080        0.09       0.90         19.35     19.35
2008                   24.11   24.11               723       17,425        ----       0.90        (31.31)   (31.31)
2007                   35.10   35.10               886       31,085        ----       0.90         (8.06)    (8.06)
2006                   38.17   38.17             2,435       92,952        ----       0.90         16.38     16.38

Classic Dow
-----------
2010                   26.68   26.68             2,141       57,126        ----       0.90          5.76      5.76
2009                   24.27   24.27             7,198      174,713        3.06       0.90         12.57     12.57
2008                   23.81   23.81             1,765       42,015        0.77       0.90        (37.72)   (37.72)
2007                   38.23   38.23             7,922      302,855        0.46       0.90         11.92     11.92
2006                   34.16   34.16            20,527      701,180        ----       0.90          5.23      5.23

Bear
----
2010                   20.04   20.04             6,010      120,470        ----       0.90        (18.53)   (18.53)
2009                   24.60   24.60            43,244    1,063,940        0.42       0.90        (28.51)   (28.51)
2008                   34.42   34.42             2,889       99,421        0.10       0.90         30.00     30.00
2007                   25.84   25.84               820       21,191        2.16       0.90         (3.05)    (3.05)
2006                   25.77   25.77             5,920      152,555        0.84       0.90         (7.05)    (7.05)

Short NASDAQ
------------
2010                   10.81   10.81            22,809      246,491        ----       0.90        (21.89)   (21.89)
2009                   13.84   13.84            15,723      217,532        0.66       0.90        (41.19)   (41.19)
2008                   23.53   23.53            20,272      476,911        2.46       0.90         46.84     46.84
2007                   16.02   16.02            10,417      166,904        3.00       0.90        (12.26)   (12.26)
2006                   18.07   18.07             7,955      143,707        2.34       0.90         (2.25)    (2.25)

                                      FS-76

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------
                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                                 Min       Max
ProFunds, continued:
Short Small-Cap
---------------
2010                    8.47    8.47              ----         ----        ----       0.90        (28.89)   (28.89)
2009                   11.90   11.90             7,257       86,334        1.65       0.90        (34.83)   (34.83)
2008                   17.72   17.72              ----         ----        3.89       0.90         45.43     45.43
2007                   15.18   15.18            20,065      304,673        0.63       0.90          2.33      2.33
2006                   14.57   14.57             5,273       76,802        0.27       0.90         (7.38)    (7.38)

Short Dow
---------
2010                    6.15    6.15              ----         ----        ----       0.90         (1.12)    (1.12)
2009                   23.58   23.58               577       13,597        ----       0.90        (27.70)   (27.70)
2008                   31.84   31.84              ----         ----        ----       0.90         31.46     31.46
2007                   27.36   27.36                93        2,537        5.37       0.90         (5.53)    (5.53)
2006                   28.06   28.06               219        6,133        ----       0.90         (6.46)    (6.46)

UltraMid
--------
2010                   34.25   34.25             3,347      114,646        ----       0.90         48.35     48.35
2009                   23.09   23.09             3,548       81,929        ----       0.90         64.31     64.31
2008                   14.05   14.05             1,689       23,729        0.75       0.90        (67.77)   (67.77)
2007                   43.60   43.60               141        6,154        0.82       0.90          5.02      5.02
2006                   41.51   41.51                44        1,820        ----       0.90          9.65      9.65

UltraOTC
--------
2010                   21.59   21.59             8,492      183,376        ----       0.90         39.50     39.50
2009                   15.84   15.84             7,717      122,271        ----       0.90        117.39    117.39
2008                    7.29    7.29            25,438      185,410        ----       0.90        (92.71)   (92.71)
2007                   55.64   55.64            13,543      753,499        ----       0.90         27.33     27.33
2006                   43.70   43.70             2,034       88,859        ----       0.90         (8.40)    (8.40)

UltraSmall
----------
2010                   22.55   22.55             4,002       90,246        ----       0.90         47.12     47.12
2009                   15.33   15.33             9,680      148,369        ----       0.90         38.94     38.94
2008                   11.03   11.03             8,165       90,069        0.51       0.90        (66.49)   (66.49)
2007                   32.92   32.92             7,657      252,043        1.91       0.90        (13.96)   (13.96)
2006                   38.26   38.26             1,278       48,879        0.01       0.90         24.88     24.88

UltraBull
---------
2010                   14.09   14.09               849       11,968        ----       0.90         21.07     21.07
2009                   11.64   11.64            10,467      121,827        0.22       0.90         43.32     43.32
2008                    8.12    8.12            11,026       89,542        0.40       0.90        (67.69)   (67.69)
2007                   25.13   25.13            71,811    1,804,875        0.84       0.90         (0.05)    (0.05)
2006                   25.15   25.15             5,976      150,289        0.09       0.90         21.96     21.96

                                      FS-77

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------
                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                                 Min       Max
ProFunds, continued:
U.S. Gov. Plus
--------------
2010                   36.55   36.55            13,159      480,948        0.48       0.90          9.12      9.12
2009                   33.49   33.49             4,849      162,430        0.03       0.90        (33.22)   (33.22)
2008                   50.16   50.16               933       46,792        1.84       0.90         48.39     48.39
2007                   33.80   33.80            28,719      970,789        3.52       0.90          9.12      9.12
2006                   30.98   30.98             4,786      148,265        3.32       0.90         (5.40)    (5.40)

Opportunity
-----------
2010                   12.00   12.00              ----         ----        ----       0.90         (3.03)    (3.03)
2009                   14.25   14.25             1,617       23,050        0.35       0.90         14.99     14.99
2008                   10.87   10.87              ----         ----        ----       0.90        (26.74)   (26.74)
2007                   18.48   18.48               965       17,835        ----       0.90         (5.32)    (5.32)
2006                   20.85   20.85             8,742      182,253        0.01       0.90          9.17      9.17

Oil & Gas
---------
2010                   62.74   62.74             3,827      240,128        0.49       0.90         16.71     16.71
2009                   53.76   53.76             5,413      290,989        ----       0.90         14.47     14.47
2008                   46.97   46.97             5,038      236,619        ----       0.90        (37.51)   (37.51)
2007                   75.16   75.16             5,476      411,581        ----       0.90         31.28     31.28
2006                   57.25   57.25             7,065      404,459        ----       0.90         19.55     19.55

Precious Metals
---------------
2010                   64.37   64.37            12,175      783,758        ----       0.90         31.74     31.74
2009                   48.86   48.86            24,551    1,199,649        0.73       0.90         34.12     34.12
2008                   36.43   36.43            13,938      507,796        4.41       0.90        (31.38)   (31.38)
2007                   53.09   53.09            30,790    1,634,741        3.07       0.90         21.36     21.36
2006                   43.75   43.75            10,039      439,196        0.86       0.90          6.40      6.40

Real Estate
-----------
2010                   50.91   50.91             1,358       69,148        3.34       0.90         23.57     23.57
2009                   41.20   41.20               277       11,411        0.63       0.90         26.75     26.75
2008                   32.50   32.50               236        7,684        ----       0.90        (41.78)   (41.78)
2007                   55.84   55.84             3,043      169,922        0.65       0.90        (20.34)   (20.34)
2006                   70.09   70.09             5,846      409,720        0.97       0.90         31.30     31.30

High Yield
----------
2010                   32.21   32.21               180        5,800       32.51       0.90         15.35     15.35
2009                   27.92   27.92               803       22,427        1.05       0.90         31.09     31.09
2008                   27.05   27.05               783       21,177        4.80       0.90         (6.46)    (6.46)
2007                   28.92   28.92               851       24,615       10.59       0.90         (1.32)    (1.32)
2006                   31.74   31.74             1,284       40,766        5.57       0.90          5.31      5.31

                                      FS-78

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------
                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                                 Min       Max
ProFunds, continued:
Money Market
------------
2010                    1.05    1.05         6,045,193    6,321,784        0.02       0.90         (0.87)    (0.87)
2009                    1.05    1.05         6,142,228    6,479,870        0.03       0.90         (0.87)    (0.87)
2008                    1.06    1.06         9,449,745   10,056,327        0.86       0.90         (0.07)    (0.07)
2007                    1.06    1.06        10,708,522   11,403,574        3.71       0.90          2.84      2.84
2006                    1.04    1.04        15,408,022   15,955,576        3.67       0.90          2.78      2.78

Pimco:
Commodity
---------
2010                   12.16   14.24           671,305    9,525,345       15.22       0.60*        23.78     23.79
2009                    9.82   11.50           723,161    8,307,073        6.17       0.55         16.06     40.76
2008                    8.17    8.17           659,659    5,390,685        4.51       0.55        (44.10)   (44.10)
2007                   14.62   14.62           610,037    8,917,987        4.61       0.55         22.56     22.56
2006                   11.93   11.93           562,938    6,714,594        7.34       0.55         (3.63)    (3.63)

Total Return
------------
2010                   12.32   12.33         1,079,130   13,304,657        2.41       0.60*         7.46      7.47
2009                   11.46   11.48           594,952    6,826,448        2.91       0.55          8.14      9.39
2008                    ----    ----              ----         ----        ----       ----          ----      ----
2007                    ----    ----              ----         ----        ----       ----          ----      ----
2006                    ----    ----              ----         ----        ----       ----          ----      ----

American Century:
Mid Cap
-------
2010                   14.93   14.93            79,241    1,182,948        2.56       0.60*        18.54     18.55
2009                   12.59   12.60            30,331      382,004        4.72       0.55         29.23     29.23
2008                    9.74    9.75            48,225      469,946        ----       0.55        (24.87)   (23.43)
2007                    ----    ----              ----         ----        ----       ----          ----      ----
2006                    ----    ----              ----         ----        ----       ----          ----      ----

International
-------------
2010                    8.56    8.87           158,600    1,406,391        2.16       0.60*       (11.29)    12.62
2009                    7.73    7.87           129,744    1,021,401        1.65       0.55          3.22     33.03
2008                    5.92    5.94            73,397      434,426        ----       0.55        (43.47)    (4.44)
2007                    ----    ----              ----         ----        ----       ----          ----      ----
2006                    ----    ----              ----         ----        ----       ----          ----      ----

Franklin Templeton:
Global Inc.
-----------
2010                   23.76   23.77           321,201    7,631,398        1.43       0.60*        13.77     13.78
2009                   20.88   20.89           279,606    5,839,157       13.00       0.55         18.03     18.03
2008                   17.69   17.70           120,046    2,123,955        1.11       0.55          0.64      0.90
2007                    ----    ----              ----         ----        ----       ----          ----      ----
2006                    ----    ----              ----         ----        ----       ----          ----      ----

                                      FS-79

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------
                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                                 Min       Max
MFS:
Utilities IC
------------
2010                   27.24   27.25            23,975      653,052        2.77       0.60*        13.13     13.14
2009                   24.08   24.09            29,360      706,920        4.01       0.55         32.49     32.49
2008                   18.17   18.18            10,150      184,480        ----       0.55        (38.64)   (36.66)
2007                    ----    ----              ----         ----        ----       ----          ----      ----
2006                    ----    ----              ----         ----        ----       ----          ----      ----

Research
--------
2010                   12.70   12.72           228,090    2,900,548        1.92       0.60*        10.15     10.16
2009                   11.53   11.55           267,416    3,087,402        0.14       0.55         30.14     30.14
2008                    8.86    8.87             6,058       53,725        ----       0.55        (42.51)   (41.44)
2007                    ----    ----              ----         ----        ----       ----          ----      ----
2006                    ----    ----              ----         ----        ----       ----          ----      ----

Summit:
Natural Res
-----------
2010                   55.23   55.24            45,383    2,506,732        0.45       0.60*        16.52     16.53
2009                   47.40   47.40            33,045    1,566,429        0.42       0.55         30.36     30.36
2008                   36.36   36.37             9,276      337,322        0.14       0.55        (47.80)   (47.64)
2007                    ----    ----              ----         ----        ----       ----          ----      ----
2006                    ----    ----              ----         ----        ----       ----          ----      ----

Zenith
------
2010                   68.92   68.92             2,382      164,158        1.95       0.60*        10.95     10.95
2009                   62.12   62.12             1,913      118,831        2.14       0.55         24.72     24.72
2008                   49.81   49.81             2,087      103,930        0.52       0.55          2.82      2.82
2007                    ----    ----              ----         ----        ----       ----          ----      ----
2006                    ----    ----              ----         ----        ----       ----          ----      ----

S&P 500
-------
2010                   84.94   84.94             5,664      481,153        2.38       0.60*        14.02     14.02
2009                   74.50   74.50             3,028      225,555        1.98       0.55         25.42     25.42
2008                   59.40   59.40             2,916      173,197        1.70       0.55          2.79      2.79
2007                    ----    ----              ----         ----        ----       ----          ----      ----
2006                    ----    ----              ----         ----        ----       ----          ----      ----

EAFE Intl.
----------
2010                   75.34   75.35            10,217      769,826        1.30       0.60*         7.85      7.85
2009                    ----    ----              ----         ----        ----       ----          ----      ----
2008                    ----    ----              ----         ----        ----       ----          ----      ----
2007                    ----    ----              ----         ----        ----       ----          ----      ----
2006                    ----    ----              ----         ----        ----       ----          ----      ----

                                    FS-80

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------
                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                                 Min       Max
Summit, continued:
S&P MidCap
----------
2010                   68.59   68.59             4,649      318,835        1.05       0.60*        10.53     10.53
2009                    ----    ----              ----         ----        ----       ----          ----      ----
2008                    ----    ----              ----         ----        ----       ----          ----      ----
2007                    ----    ----              ----         ----        ----       ----          ----      ----
2006                    ----    ----              ----         ----        ----       ----          ----      ----

T. Rowe:
Blue Chip
---------
2010                   11.07   11.07           542,249    6,001,874        ----       0.60*        15.70     15.71
2009                    9.57    9.57           651,881    6,236,269        ----       0.55         41.41     41.41
2008                    6.77    6.77           486,961    3,294,309        0.20       0.55        (40.28)   (39.16)
2007                    ----    ----              ----         ----        ----       ----          ----      ----
2006                    ----    ----              ----         ----        ----       ----          ----      ----

Morgan Stanley:
Emerging Markets
----------------
2010                   20.96   20.97           344,150    7,214,176        0.51       0.60*        18.31     18.33
2009                   17.72   17.72           274,268    4,859,281        ----       0.55         68.91     68.92
2008                   10.49   10.49            88,926      932,732        ----       0.55        (54.10)   (54.05)
2007                    ----    ----              ----         ----        ----       ----          ----      ----
2006                    ----    ----              ----         ----        ----       ----          ----      ----

DFA:
Bond
----
2010                    ----    ----              ----         ----        ----       ----          ----      ----
2009                    ----    ----              ----         ----        ----       ----          ----      ----
2008                    ----    ----              ----         ----        ----       ----          ----      ----
2007                    ----    ----              ----         ----        ----       ----          ----      ----
2006                    ----    ----              ----         ----        ----       ----          ----      ----

Small
-----
2010                    ----    ----              ----         ----        ----       ----          ----      ----
2009                    ----    ----              ----         ----        ----       ----          ----      ----
2008                    ----    ----              ----         ----        ----       ----          ----      ----
2007                    ----    ----              ----         ----        ----       ----          ----      ----
2006                    ----    ----              ----         ----        ----       ----          ----      ----

                                      FS-81

5.  FINANCIAL HIGHLIGHTS, continued
-----------------------------------
                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                                 Min       Max
DFA, continued:
Value
-----
2010                    ----    ----              ----         ----        ----       ----          ----      ----
2009                    ----    ----              ----         ----        ----       ----          ----      ----
2008                    ----    ----              ----         ----        ----       ----          ----      ----
2007                    ----    ----              ----         ----        ----       ----          ----      ----
2006                    ----    ----              ----         ----        ----       ----          ----      ----

Fixed
-----
2010                    ----    ----              ----         ----        ----       ----          ----      ----
2009                    ----    ----              ----         ----        ----       ----          ----      ----
2008                    ----    ----              ----         ----        ----       ----          ----      ----
2007                    ----    ----              ----         ----        ----       ----          ----      ----
2006                    ----    ----              ----         ----        ----       ----          ----      ----

Large
-----
2010                   15.10   15.10                75        1,132        ----       0.60        (39.83)   (39.83)
2009                    ----    ----              ----         ----        ----       ----          ----      ----
2008                    ----    ----              ----         ----        ----       ----          ----      ----
2007                    ----    ----              ----         ----        ----       ----          ----      ----
2006                    ----    ----              ----         ----        ----       ----          ----      ----

Targeted
--------
2010                   11.66   11.66             1,521       17,728        ----       0.60         (0.27)    (0.27)
2009                    ----    ----              ----         ----        ----       ----          ----      ----
2008                    ----    ----              ----         ----        ----       ----          ----      ----
2007                    ----    ----              ----         ----        ----       ----          ----      ----
2006                    ----    ----              ----         ----        ----       ----          ----      ----

* Due to fee changes during the period ended December 31, 2010, for subaccounts marked with an asterisk (*) the minimum expense ratio was .55% and maximum of ..60%.
6.   CHANGES IN UNITS OUTSTANDING
---------------------------------
     The changes in units outstanding for the periods ended December 31 were as follows:

                                                            2010                    2009
                                                      ---------------          ---------------
Calvert:
Balanced
--------
Units issued                                                 594,631                  283,213
Units redeemed                                              (310,983)                (303,775)
                                                      ---------------          ---------------
Net increase(decrease)                                       283,648                  (20,562)
                                                      ===============          ===============

                                      FS-82

6.   CHANGES IN UNITS OUTSTANDING, continued
--------------------------------------------
                                                            2010                    2009
                                                      ---------------          ---------------
Calvert, continued:
Mid Cap
-------
Units issued                                                    ----                     ----
Units redeemed                                                  (793)                  (3,041)
                                                      ---------------          ---------------
Net increase(decrease)                                          (793)                  (3,041)
                                                      ===============          ===============

Social Equity
-------------
Units issued                                                   4,955                    9,950
Units redeemed                                                (5,326)                 (11,776)
                                                      ---------------          ---------------
Net increase(decrease)                                          (371)                  (1,826)
                                                      ===============          ===============

Small Cap
---------
Units issued                                                   6,964                    1,584
Units redeemed                                                (8,316)                 (17,343)
                                                      ---------------          ---------------
Net increase(decrease)                                        (1,352)                 (15,759)
                                                      ===============          ===============

Core Strategies
---------------
Units issued                                                 707,737                  355,046
Units redeemed                                              (589,945)                (323,337)
                                                      ---------------          ---------------
Net increase(decrease)                                       117,792                   31,709
                                                      ===============          ===============

Scudder:
Small Cap
---------
Units issued                                                   5,608                    5,931
Units redeemed                                                (5,907)                  (4,770)
                                                      ---------------          ---------------
Net increase(decrease)                                          (299)                   1,161
                                                      ===============          ===============

Small Mid Value
---------------
Units issued                                                 429,304                  638,163
Units redeemed                                              (484,939)                (535,273)
                                                      ---------------          ---------------
Net increase(decrease)                                       (55,635)                 102,890
                                                      ===============          ===============

Thematic
--------
Units issued                                                  66,254                   88,306
Units redeemed                                               (80,670)                 (56,030)
                                                      ---------------          ---------------
Net increase(decrease)                                       (14,416)                  32,276
                                                      ===============          ===============

HealthCare
----------
Units issued                                                  39,291                   70,535
Units redeemed                                               (57,713)                 (54,195)
                                                      ---------------          ---------------
Net increase(decrease)                                       (18,422)                  16,340
                                                      ===============          ===============

Fidelity:
Overseas IC
-----------
Units issued                                                 117,439                  175,031
Units redeemed                                              (157,777)                (171,710)
                                                      ---------------          ---------------
Net increase(decrease)                                       (40,338)                   3,321
                                                      ===============          ===============

                                      FS-83

6.   CHANGES IN UNITS OUTSTANDING, continued
--------------------------------------------
                                                            2010                    2009
                                                      ---------------          ---------------
Fidelity, continued:
Inv. Grade Bond IC
------------------
Units issued                                               1,486,815                  824,451
Units redeemed                                            (1,286,615)                (725,462)
                                                      ---------------          ---------------
Net increase(decrease)                                       200,200                   98,989
                                                      ===============          ===============

Equity Income IC
----------------
Units issued                                                  32,734                   20,245
Units redeemed                                               (37,916)                 (29,027)
                                                      ---------------          ---------------
Net increase(decrease)                                        (5,182)                  (8,782)
                                                      ===============          ===============

Growth IC
---------
Units issued                                                  38,042                   64,971
Units redeemed                                               (36,233)                 (94,065)
                                                      ---------------          ---------------
Net increase(decrease)                                         1,809                  (29,094)
                                                      ===============          ===============

High Income IC
--------------
Units issued                                               1,280,613                1,005,699
Units redeemed                                            (1,384,420)                (724,570)
                                                      ---------------          ---------------
Net increase(decrease)                                      (103,807)                 281,129
                                                      ===============          ===============

High Income SC
--------------
Units issued                                                 123,674                  288,960
Units redeemed                                               (99,935)                (316,611)
                                                      ---------------          ---------------
Net increase(decrease)                                        23,739                  (27,651)
                                                      ===============          ===============

Contrafund IC
-------------
Units issued                                                 216,306                  232,851
Units redeemed                                              (243,270)                (305,610)
                                                      ---------------          ---------------
Net increase(decrease)                                       (26,964)                 (72,759)
                                                      ===============          ===============

Contrafund SC
-------------
Units issued                                                  37,962                  252,815
Units redeemed                                               (45,290)                (323,066)
                                                      ---------------          ---------------
Net increase(decrease)                                        (7,328)                 (70,251)
                                                      ===============          ===============

Mid Cap IC
----------
Units issued                                                 253,200                  136,311
Units redeemed                                              (207,649)                (133,749)
                                                      ---------------          ---------------
Net increase(decrease)                                        45,551                    2,562
                                                      ===============          ===============

Mid Cap SC
----------
Units issued                                                   8,648                   11,160
Units redeemed                                                (6,237)                 (10,881)
                                                      ---------------          ---------------
Net increase(decrease)                                         2,411                      279
                                                      ===============          ===============

Strategic
---------
Units issued                                                 296,118                  143,992
Units redeemed                                              (231,757)                 (67,250)
                                                      ---------------          ---------------
Net increase(decrease)                                        64,361                   76,742
                                                      ===============          ===============

                                      FS-84

6.   CHANGES IN UNITS OUTSTANDING, continued
--------------------------------------------
                                                            2010                    2009
                                                      ---------------          ---------------
AIM:
Financial
---------
Units issued                                                     788                    9,941
Units redeemed                                                (3,363)                  (7,732)
                                                      ---------------          ---------------
Net increase(decrease)                                        (2,575)                   2,209
                                                      ===============          ===============

Health
------
Units issued                                                   2,205                    1,133
Units redeemed                                                (1,250)                  (2,226)
                                                      ---------------          ---------------
Net increase(decrease)                                           955                   (1,093)
                                                      ===============          ===============

Technology
----------
Units issued                                                   8,658                    3,518
Units redeemed                                                (5,946)                  (3,248)
                                                      ---------------          ---------------
Net increase(decrease)                                         2,712                      270
                                                      ===============          ===============

Intl. Growth
------------
Units issued                                                  36,677                   31,978
Units redeemed                                               (34,061)                 (23,369)
                                                      ---------------          ---------------
Net increase(decrease)                                         2,616                    8,609
                                                      ===============          ===============

Leisure
-------
Units issued                                                  16,612                    7,309
Units redeemed                                               (12,387)                  (4,716)
                                                      ---------------          ---------------
Net increase(decrease)                                         4,225                    2,593
                                                      ===============          ===============

Janus:
Growth
------
Units issued                                                    ----                     ----
Units redeemed                                                    (2)                  (1,225)
                                                      ---------------          ---------------
Net increase(decrease)                                            (2)                  (1,225)
                                                      ===============          ===============

Neuberger Berman:
Balanced
--------
Units issued                                                     273                      649
Units redeemed                                                  (705)                    (598)
                                                      ---------------          ---------------
Net increase(decrease)                                          (432)                      51
                                                      ===============          ===============

Growth
------
Units issued                                                     894                      363
Units redeemed                                                  (440)                  (2,491)
                                                      ---------------          ---------------
Net increase(decrease)                                           454                   (2,128)
                                                      ===============          ===============

Bond
----
Units issued                                                  12,386                    1,226
Units redeemed                                               (10,627)                  (9,606)
                                                      ---------------          ---------------
Net increase(decrease)                                         1,759                   (8,380)
                                                      ===============          ===============

                                      FS-85

6.   CHANGES IN UNITS OUTSTANDING, continued
--------------------------------------------
                                                            2010                    2009
                                                      ---------------          ---------------
Neuberger Berman, continued:
Partners
--------
Units issued                                                  75,576                  128,960
Units redeemed                                               (89,786)                (120,922)
                                                      ---------------          ---------------
Net increase(decrease)                                       (14,210)                   8,038
                                                      ===============          ===============

Regency
-------
Units issued                                                 118,215                   28,358
Units redeemed                                               (88,648)                 (16,893)
                                                      ---------------          ---------------
Net increase(decrease)                                        29,567                   11,465
                                                      ===============          ===============

Rydex:
Nova
----
Units issued                                               1,028,870                1,186,947
Units redeemed                                            (1,012,723)              (1,217,999)
                                                      ---------------          ---------------
Net increase(decrease)                                        16,147                  (31,052)
                                                      ===============          ===============

NASDAQ
------
Units issued                                                 228,631                  255,453
Units redeemed                                              (247,892)                (228,536)
                                                      ---------------          ---------------
Net increase(decrease)                                       (19,261)                  26,917
                                                      ===============          ===============

Precious Metals
---------------
Units issued                                                 697,056                1,435,995
Units redeemed                                              (656,025)              (1,410,601)
                                                      ---------------          ---------------
Net increase(decrease)                                        41,031                   25,394
                                                      ===============          ===============

Inv. S&P 500
------------
Units issued                                               1,227,409                2,091,540
Units redeemed                                            (1,145,520)              (2,083,810)
                                                      ---------------          ---------------
Net increase(decrease)                                        81,889                    7,730
                                                      ===============          ===============

Gov. Long Bond
--------------
Units issued                                                 124,705                  108,197
Units redeemed                                              (116,770)                (141,011)
                                                      ---------------          ---------------
Net increase(decrease)                                         7,935                  (32,814)
                                                      ===============          ===============

Inverse NASDAQ
--------------
Units issued                                                 108,022                   50,505
Units redeemed                                              (100,484)                 (54,683)
                                                      ---------------          ---------------
Net increase(decrease)                                         7,538                   (4,178)
                                                      ===============          ===============

Inv. Long Bond
--------------
Units issued                                                 170,908                   94,634
Units redeemed                                              (155,255)                 (55,142)
                                                      ---------------          ---------------
Net increase(decrease)                                        15,653                   39,492
                                                      ===============          ===============

                                      FS-86

6.   CHANGES IN UNITS OUTSTANDING, continued
--------------------------------------------
                                                            2010                    2009
                                                      ---------------          ---------------
Rydex, continued:
Russell
-------
Units issued                                                  74,140                   31,721
Units redeemed                                               (74,719)                 (33,411)
                                                      ---------------          ---------------
Net increase(decrease)                                          (579)                  (1,690)
                                                      ===============          ===============

Sector Rotation
---------------
Units issued                                                  17,410                   20,858
Units redeemed                                               (30,743)                 (34,592)
                                                      ---------------          ---------------
Net increase(decrease)                                       (13,333)                 (13,734)
                                                      ===============          ===============

Third Avenue:
Value
-----
Units issued                                                 105,208                  402,568
Units redeemed                                              (178,729)                (501,206)
                                                      ---------------          ---------------
Net increase(decrease)                                       (73,521)                 (98,638)
                                                      ===============          ===============

Vanguard:
Money Market
------------
Units issued                                              41,150,719               66,279,606
Units redeemed                                           (50,111,717)             (80,996,927)
                                                      ---------------          ---------------
Net increase(decrease)                                    (8,960,998)             (14,717,321)
                                                      ===============          ===============

Equity Index
------------
Units issued                                                 371,501                  563,012
Units redeemed                                              (433,607)                (583,587)
                                                      ---------------          ---------------
Net increase(decrease)                                       (62,106)                 (20,575)
                                                      ===============          ===============

Total Bond
----------
Units issued                                                 997,475                1,694,051
Units redeemed                                            (1,496,033)              (1,756,530)
                                                      ---------------          ---------------
Net increase(decrease)                                      (498,558)                 (62,479)
                                                      ===============          ===============

REIT Index
----------
Units issued                                                 449,072                  455,299
Units redeemed                                              (492,884)                (500,452)
                                                      ---------------          ---------------
Net increase(decrease)                                       (43,812)                 (45,153)
                                                      ===============          ===============

Mid-Cap
-------
Units issued                                                 601,633                  223,401
Units redeemed                                              (543,478)                (336,103)
                                                      ---------------          ---------------
Net increase(decrease)                                        58,155                 (112,702)
                                                      ===============          ===============

Stock Market Index
------------------
Units issued                                                 109,842                  145,962
Units redeemed                                              (132,068)                (127,171)
                                                      ---------------          ---------------
Net increase(decrease)                                       (22,226)                  18,791
                                                      ===============          ===============

                                      FS-87

6.   CHANGES IN UNITS OUTSTANDING, continued
--------------------------------------------
                                                            2010                    2009
                                                      ---------------          ---------------
Vanguard, continued:
Equity Income
-------------
Units issued                                                 241,493                  415,592
Units redeemed                                              (208,648)                (480,054)
                                                      ---------------          ---------------
Net increase(decrease)                                        32,845                  (64,462)
                                                      ===============          ===============

Growth
------
Units issued                                                 133,776                  200,866
Units redeemed                                              (196,855)                (231,311)
                                                      ---------------          ---------------
Net increase(decrease)                                       (63,079)                 (30,445)
                                                      ===============          ===============

High Yield Bond
---------------
Units issued                                                 443,673                  677,475
Units redeemed                                              (514,592)                (644,026)
                                                      ---------------          ---------------
Net increase(decrease)                                       (70,919)                  33,449
                                                      ===============          ===============

Balanced
--------
Units issued                                                 198,518                  166,645
Units redeemed                                              (179,235)                (162,824)
                                                      ---------------          ---------------
Net increase(decrease)                                        19,283                    3,821
                                                      ===============          ===============

International
-------------
Units issued                                                 952,107                  800,542
Units redeemed                                              (907,830)              (1,030,582)
                                                      ---------------          ---------------
Net increase(decrease)                                        44,277                 (230,040)
                                                      ===============          ===============

Diversified
-----------
Units issued                                               1,382,824                1,736,699
Units redeemed                                            (1,513,055)              (1,813,007)
                                                      ---------------          ---------------
Net increase(decrease)                                      (130,231)                 (76,308)
                                                      ===============          ===============

Small Company Growth
--------------------
Units issued                                                 576,904                  422,149
Units redeemed                                              (556,816)                (431,222)
                                                      ---------------          ---------------
Net increase(decrease)                                        20,088                   (9,073)
                                                      ===============          ===============

Wells Fargo:
Discovery
---------
Units issued                                                   7,903                    1,416
Units redeemed                                                (4,502)                  (5,545)
                                                      ---------------          ---------------
Net increase(decrease)                                         3,401                   (4,129)
                                                      ===============          ===============

Opportunity
-----------
Units issued                                                     762                      386
Units redeemed                                                (1,581)                    (842)
                                                      ---------------          ---------------
Net increase(decrease)                                          (819)                    (456)
                                                      ===============          ===============

                                      FS-88

6.   CHANGES IN UNITS OUTSTANDING, continued
--------------------------------------------
                                                            2010                    2009
                                                      ---------------          ---------------
ProFunds:
Bull
----
Units issued                                                 446,881                  439,387
Units redeemed                                              (360,598)                (473,757)
                                                      ---------------          ---------------
Net increase(decrease)                                        86,283                  (34,370)
                                                      ===============          ===============

Europe
------
Units issued                                                   5,708                    1,107
Units redeemed                                                (4,074)                  (1,615)
                                                      ---------------          ---------------
Net increase(decrease)                                         1,634                     (508)
                                                      ===============          ===============

Mid-Cap
-------
Units issued                                                   2,788                      852
Units redeemed                                                (2,484)                  (3,163)
                                                      ---------------          ---------------
Net increase(decrease)                                           304                   (2,311)
                                                      ===============          ===============

NASDAQ-100
----------
Units issued                                                 601,080                  555,534
Units redeemed                                              (610,751)                (545,463)
                                                      ---------------          ---------------
Net increase(decrease)                                        (9,671)                  10,071
                                                      ===============          ===============

Small-Cap
---------
Units issued                                                 186,114                  230,850
Units redeemed                                              (187,924)                (228,009)
                                                      ---------------          ---------------
Net increase(decrease)                                        (1,810)                   2,841
                                                      ===============          ===============

Small-Cap Value
---------------
Units issued                                                   3,147                       38
Units redeemed                                                (2,787)                    (723)
                                                      ---------------          ---------------
Net increase(decrease)                                           360                     (685)
                                                      ===============          ===============

Classic Dow
-----------
Units issued                                                 541,529                  291,788
Units redeemed                                              (546,586)                (286,355)
                                                      ---------------          ---------------
Net increase(decrease)                                        (5,057)                   5,433
                                                      ===============          ===============

Bear
----
Units issued                                                 692,559                  557,619
Units redeemed                                              (729,793)                (517,264)
                                                      ---------------          ---------------
Net increase(decrease)                                       (37,234)                  40,355
                                                      ===============          ===============

Short NASDAQ
------------
Units issued                                               1,163,762                  627,822
Units redeemed                                            (1,156,676)                (632,371)
                                                      ---------------          ---------------
Net increase(decrease)                                         7,086                   (4,549)
                                                      ===============          ===============

                                      FS-89

6.   CHANGES IN UNITS OUTSTANDING, continued
--------------------------------------------
                                                            2010                    2009
                                                      ---------------          ---------------
ProFunds, continued:
Short Small-Cap
---------------
Units issued                                               1,120,638                  622,859
Units redeemed                                            (1,127,895)                (615,602)
                                                      ---------------          ---------------
Net increase(decrease)                                        (7,257)                   7,257
                                                      ===============          ===============

Short Dow
---------
Units issued                                                 970,963                  308,055
Units redeemed                                              (971,540)                (307,478)
                                                      ---------------          ---------------
Net increase(decrease)                                          (577)                     577
                                                      ===============          ===============

UltraMid
--------
Units issued                                                 276,454                  269,739
Units redeemed                                              (276,655)                (267,880)
                                                      ---------------          ---------------
Net increase(decrease)                                          (201)                   1,859
                                                      ===============          ===============

UltraOTC
--------
Units issued                                                 203,272                   97,900
Units redeemed                                              (202,497)                (115,621)
                                                      ---------------          ---------------
Net increase(decrease)                                           775                  (17,721)
                                                      ===============          ===============

UltraSmall
----------
Units issued                                                 254,331                  215,680
Units redeemed                                              (260,009)                (214,165)
                                                      ---------------          ---------------
Net increase(decrease)                                        (5,678)                   1,515
                                                      ===============          ===============

UltraBull
---------
Units issued                                                 530,002                  389,020
Units redeemed                                              (539,620)                (389,579)
                                                      ---------------          ---------------
Net increase(decrease)                                        (9,618)                    (559)
                                                      ===============          ===============

U.S. Gov. Plus
--------------
Units issued                                                  20,327                   34,129
Units redeemed                                               (12,017)                 (30,213)
                                                      ---------------          ---------------
Net increase(decrease)                                         8,310                    3,916
                                                      ===============          ===============

Opportunity
-----------
Units issued                                                  74,744                  369,882
Units redeemed                                               (76,361)                (368,265)
                                                      ---------------          ---------------
Net increase(decrease)                                        (1,617)                   1,617
                                                      ===============          ===============

Oil & Gas
---------
Units issued                                                  15,411                   61,412
Units redeemed                                               (16,997)                 (61,037)
                                                      ---------------          ---------------
Net increase(decrease)                                        (1,586)                     375
                                                      ===============          ===============

                                      FS-90

6.   CHANGES IN UNITS OUTSTANDING, continued
--------------------------------------------
                                                            2010                    2009
                                                      ---------------          ---------------
ProFunds, continued:
Precious Metals
---------------
Units issued                                                  47,507                   83,712
Units redeemed                                               (59,883)                 (73,099)
                                                      ---------------          ---------------
Net increase(decrease)                                       (12,376)                  10,613
                                                      ===============          ===============

Real Estate
-----------
Units issued                                                   8,898                      432
Units redeemed                                                (7,817)                    (391)
                                                      ---------------          ---------------
Net increase(decrease)                                         1,081                       41
                                                      ===============          ===============

High Yield
----------
Units issued                                                   6,245                   55,546
Units redeemed                                                (6,868)                 (55,526)
                                                      ---------------          ---------------
Net increase(decrease)                                          (623)                      20
                                                      ===============          ===============

Money Market
------------
Units issued                                             155,938,824              245,912,382
Units redeemed                                          (156,035,859)            (249,219,899)
                                                      ---------------          ---------------
Net increase(decrease)                                       (97,035)              (3,307,517)
                                                      ===============          ===============

Pimco:
Commodity
---------
Units issued                                                 635,656                  581,308
Units redeemed                                              (687,512)                (517,806)
                                                      ---------------          ---------------
Net increase(decrease)                                       (51,856)                  63,502
                                                      ===============          ===============

Total Return
------------
Units issued                                               2,234,567                1,024,711
Units redeemed                                            (1,750,389)                (429,759)
                                                      ---------------          ---------------
Net increase(decrease)                                       484,178                  594,952
                                                      ===============          ===============

American Century:
Mid Cap
-------
Units issued                                                 129,880                   63,635
Units redeemed                                               (80,970)                 (81,529)
                                                      ---------------          ---------------
Net increase(decrease)                                        48,910                  (17,894)
                                                      ===============          ===============

International
-------------
Units issued                                                 259,517                  192,978
Units redeemed                                              (230,661)                (136,631)
                                                      ---------------          ---------------
Net increase(decrease)                                        28,856                   56,347
                                                      ===============          ===============

Franklin Templeton:
Global Inc.
-----------
Units issued                                                 630,493                  571,893
Units redeemed                                              (588,898)                (412,333)
                                                      ---------------          ---------------
Net increase(decrease)                                        41,595                  159,560
                                                      ===============          ===============

                                      FS-91

6.   CHANGES IN UNITS OUTSTANDING, continued
--------------------------------------------
                                                            2010                    2009
                                                      ---------------          ---------------
MFS:
Utilities IC
------------
Units issued                                                  21,866                   37,998
Units redeemed                                               (27,251)                 (18,788)
                                                      ---------------          ---------------
Net increase(decrease)                                        (5,385)                  19,210
                                                      ===============          ===============

Research
--------
Units issued                                               1,020,080                  663,248
Units redeemed                                            (1,059,406)                (401,890)
                                                      ---------------          ---------------
Net increase(decrease)                                       (39,326)                 261,358
                                                      ===============          ===============

Summit:
Natural Res
-----------
Units issued                                                  83,379                   64,298
Units redeemed                                               (71,041)                 (40,529)
                                                      ---------------          ---------------
Net increase(decrease)                                        12,338                   23,769
                                                      ===============          ===============

Zenith
------
Units issued                                                   5,147                    4,479
Units redeemed                                                (4,678)                  (4,653)
                                                      ---------------          ---------------
Net increase(decrease)                                           469                     (174)
                                                      ===============          ===============

S&P 500
-------
Units issued                                                   6,125                    9,247
Units redeemed                                                (3,489)                  (9,135)
                                                      ---------------          ---------------
Net increase(decrease)                                         2,636                      112
                                                      ===============          ===============

EAFE Intl.
----------
Units issued                                                  13,195                     ----
Units redeemed                                                (2,978)                    ----
                                                      ---------------          ---------------
Net increase(decrease)                                        10,217                     ----
                                                      ===============          ===============

S&P MidCap
----------
Units issued                                                   7,179                     ----
Units redeemed                                                (2,530)                    ----
                                                      ---------------          ---------------
Net increase(decrease)                                         4,649                     ----
                                                      ===============          ===============

T. Rowe:
Blue Chip
---------
Units issued                                               1,334,013                1,573,041
Units redeemed                                            (1,443,645)              (1,408,121)
                                                      ---------------          ---------------
Net increase(decrease)                                      (109,632)                 164,920
                                                      ===============          ===============

Morgan Stanley:
Emerging Markets
----------------
Units issued                                                 710,562                  614,801
Units redeemed                                              (640,680)                (429,459)
                                                      ---------------          ---------------
Net increase(decrease)                                        69,882                  185,342
                                                      ===============          ===============

                                      FS-92

6.   CHANGES IN UNITS OUTSTANDING, continued
--------------------------------------------
                                                            2010                    2009
                                                      ---------------          ---------------
DFA:
Bond
----
Units issued                                                    ----                     ----
Units redeemed                                                  ----                     ----
                                                      ---------------          ---------------
Net increase(decrease)                                          ----                     ----
                                                      ===============          ===============

Small
-----
Units issued                                                    ----                     ----
Units redeemed                                                  ----                     ----
                                                      ---------------          ---------------
Net increase(decrease)                                          ----                     ----
                                                      ===============          ===============

Value
-----
Units issued                                                    ----                     ----
Units redeemed                                                  ----                     ----
                                                      ---------------          ---------------
Net increase(decrease)                                          ----                     ----
                                                      ===============          ===============

Fixed
-----
Units issued                                                    ----                     ----
Units redeemed                                                  ----                     ----
                                                      ---------------          ---------------
Net increase(decrease)                                          ----                     ----
                                                      ===============          ===============

Large
-----
Units issued                                                      75                     ----
Units redeemed                                                  ----                     ----
                                                      ---------------          ---------------
Net increase(decrease)                                            75                     ----
                                                      ===============          ===============

Targeted
--------
Units issued                                                   2,182                     ----
Units redeemed                                                  (661)                    ----
                                                      ---------------          ---------------
Net increase(decrease)                                         1,521                     ----
                                                      ===============          ===============

INDEPENDENT AUDITORS' REPORT


To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying balance sheets - statutory basis of Ameritas Life Insurance Corp. (the Company), a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of UNIFI Mutual Holding Company, as of December 31, 2010 and 2009, and the related summary of operations and changes in capital and surplus - statutory basis and statements of cash flows - statutory basis for each of the three years in the period ended December 31, 2010. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are described in Note 18.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of Ameritas Life Insurance Corp. as of December 31, 2010 and 2009, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2010.

However, in our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the balance sheets - statutory basis of Ameritas Life Insurance Corp. as of December 31, 2010 and 2009, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2010, on the basis of accounting described in Note 1.


/s/ Deloitte & Touche LLP


Omaha, Nebraska
March 24, 2011

                         AMERITAS LIFE INSURANCE CORP.
                        Balance Sheets - Statutory Basis
                         (in thousands, except shares)

                                                                                                        December 31
                                                                                               ----------------------------
               ADMITTED ASSETS                                                                     2010          2009
                                                                                               ------------  ------------
Bonds                                                                                          $  1,680,007  $  1,622,431
Preferred stocks                                                                                     12,387        14,639
Common stocks                                                                                       923,043       853,962
Mortgage loans                                                                                      403,270       378,816
Real estate:
 Properties occupied by the company                                                                  24,594        26,120
 Properties held for the production of income                                                        30,572        31,408
 Properties held for sale                                                                                 -        12,641
Cash, cash equivalents, and short-term investments                                                   41,837        28,299
Loans on insurance contracts                                                                         98,341       101,073
Other investments                                                                                    85,780        89,603
                                                                                               ------------  ------------
   Total Cash and Invested Assets                                                                 3,299,831     3,158,992

Investment income due and accrued                                                                    24,828        24,444
Deferred and uncollected premiums                                                                    18,386        22,466
Federal income taxes recoverable - affiliates                                                         4,652        23,468
Net deferred tax asset                                                                               23,417        24,508
Other admitted assets                                                                                17,939        18,070
Separate account assets                                                                           3,735,517     3,257,507
                                                                                               ------------  ------------
   Total Admitted Assets                                                                       $  7,124,570  $  6,529,455
                                                                                               ============  ============
     LIABILITIES AND CAPITAL AND SURPLUS
Reserves for life, accident and health policies                                                $  1,745,709  $  1,728,378
Deposit-type funds                                                                                  198,502       197,409
Reserves for unpaid claims                                                                           34,791        43,211
Dividends payable to policyholders                                                                    8,585         8,377
Interest maintenance reserve                                                                          3,551         1,400
Accrued commissions, expenses and insurance taxes                                                    31,205        30,914
Accrued separate account transfers                                                                  (75,043)      (69,204)
Asset valuation reserve                                                                              49,332        27,106
Other liabilities                                                                                    61,544        55,361
Separate account liabilities                                                                      3,735,517     3,257,507
                                                                                               ------------  ------------
   Total Liabilities                                                                              5,793,693     5,280,459
                                                                                               ------------  ------------

Common stock, par value $0.10 per share; 25,000,000 shares authorized,
issued and outstanding                                                                                2,500         2,500
Additional paid-in capital                                                                          457,438       457,438
Special surplus funds - additional deferred tax asset                                                 9,113         8,815
Unassigned surplus                                                                                  861,826       780,243
                                                                                               ------------  ------------
   Total Capital and Surplus                                                                      1,330,877     1,248,996
                                                                                               ------------  ------------
   Total Liabilities and Capital and Surplus                                                   $  7,124,570  $  6,529,455
                                                                                               ============  ============

The accompanying notes are an integral part of these statutory basis financial statements.

                         AMERITAS LIFE INSURANCE CORP.
   Summary of Operations and Changes in Capital and Surplus - Statutory Basis
                                 (in thousands)

                                                                                          Years Ended December 31
                                                                                -------------------------------------------
                                                                                    2010            2009            2008
                                                                                -----------     -----------     -----------
Premiums and Other Revenue
 Premium income                                                                 $ 1,154,797     $ 1,228,645     $ 1,299,308
 Net investment income                                                              127,839         119,853         139,432
 Commissions and expense allowances on reinsurance ceded                              2,823           3,176           3,589
 Miscellaneous income                                                                39,454          35,209          46,205
                                                                                -----------     -----------     -----------
   Total Premiums and Other Revenue                                               1,324,913       1,386,883       1,488,534
                                                                                -----------     -----------     -----------

Expenses
 Benefits to policyholders                                                          976,962         933,160       1,043,267
 Change in reserves for life, accident and health policies                           17,331          27,510         114,019
 Commissions                                                                         53,775          58,836          57,127
 General insurance expenses                                                         142,200         153,804         138,710
 Taxes, licenses and fees                                                            15,198          17,139          17,239
 Net transfers to separate accounts                                                  35,708         126,113          89,831
                                                                                -----------     -----------     -----------
   Total Expenses                                                                 1,241,174       1,316,562       1,460,193
                                                                                -----------     -----------     -----------

Gain from Operations before Dividends, Federal Income Tax
 Expense and Net Realized Capital Gains (Losses)                                     83,739          70,321          28,341

 Dividends to policyholders                                                           8,969           8,245           9,995
                                                                                -----------     -----------     -----------

Gain from Operations before Federal Income Tax Expense and
 Net Realized Capital Gains (Losses)                                                 74,770          62,076          18,346

 Federal income tax expense                                                           1,401          10,216          17,530
                                                                                -----------     -----------     -----------

Gain from Operations before Net Realized Capital Gains
 (Losses)                                                                            73,369          51,860             816

 Net realized capital gains (losses)                                                  4,581          (1,934)        (72,798)
                                                                                -----------     -----------     -----------

Net Income (Loss)                                                                    77,950          49,926         (71,982)

Additional paid in capital:
 Capital contributions from parent                                                        -         452,438               -
Change in special surplus - additional deferred tax asset                               298           8,815               -
Unassigned surplus:
 Change in unrealized capital gains, net of taxes                                    20,816          63,620         (37,589)
 Change in net deferred income taxes                                                 (1,769)        (13,745)         16,391
 Change in non-admitted assets                                                        6,813          22,677         (49,095)
 Change in asset valuation reserve                                                  (22,226)        (22,111)         63,608
 Change in liability for reinsurance in unauthorized companies                           (1)          1,854          (1,828)
 Cumulative effect of change in accounting principle                                      -            (103)              -
 Dividends paid to stockholder                                                            -         (25,000)        (87,000)
                                                                                -----------     -----------     -----------
Increase (Decrease) in Capital and Surplus                                           81,881         538,371        (167,495)
Capital and Surplus at the Beginning of the Year                                  1,248,996         710,625         878,120
                                                                                -----------     -----------     -----------
Capital and Surplus at the End of Year                                          $ 1,330,877     $ 1,248,996     $   710,625
                                                                                ===========     ===========     ===========

The accompanying notes are an integral part of these statutory basis financial statements.

                                       3

                         AMERITAS LIFE INSURANCE CORP.
                   Statements of Cash Flows - Statutory Basis
                                 (in thousands)

                                                                                          Years Ended December 31
                                                                                -------------------------------------------
                                                                                    2010            2009            2008
                                                                                -----------     -----------     -----------
OPERATING ACTIVITIES
Premium collected, net of reinsurance                                           $ 1,158,269     $ 1,227,463     $ 1,300,052
Net investment income received                                                      130,261         123,323         142,048
Miscellaneous income                                                                 42,109          38,433          65,750
Benefits paid to policyholders                                                     (986,021)       (931,922)     (1,037,835)
Net transfers to separate accounts                                                  (41,547)       (129,037)        (67,533)
Commissions, expenses and taxes paid                                               (211,339)       (201,461)       (232,119)
Dividends paid to policyholders                                                      (8,761)         (9,819)        (10,222)
Federal income taxes paid                                                             9,573              (4)         (4,734)
                                                                                -----------     -----------     -----------
   Net cash from operating activities                                                92,544         116,976         155,407
                                                                                -----------     -----------     -----------

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid                                   352,659         467,198         435,961
Cost of investments acquired                                                       (446,616)     (1,006,301)       (530,336)
Net change in loans on insurance contracts                                            2,372           7,633          (2,997)
                                                                                -----------     -----------     -----------
   Net cash from investing activities                                               (91,585)       (531,470)        (97,372)
                                                                                -----------     -----------     -----------

FINANCING AND MISCELLANEOUS ACTIVITIES
Paid in capital contributions                                                             -         452,438               -
Payments on borrowed funds                                                                -          (7,456)         (9,942)
Change in deposit-type funds                                                          1,093          (2,731)         84,639
Dividends to stockholder                                                                  -         (25,000)        (87,000)
Other miscellaneous, net                                                             11,486         (16,427)        (18,542)
                                                                                -----------     -----------     -----------
   Net cash from financing and miscellaneous activities                              12,579         400,824         (30,845)
                                                                                -----------     -----------     -----------

Net Increase (Decrease) in Cash, Cash Equivalents and
 Short-Term Investments                                                              13,538         (13,670)         27,190

Cash, Cash Equivalents and Short-Term Investments
  - Beginning of Year                                                                28,299          41,969          14,779
                                                                                -----------     -----------     -----------

Cash, Cash Equivalents and Short-Term Investments
  - End of Year                                                                 $    41,837     $    28,299     $    41,969
                                                                                ===========     ===========     ===========
Non-cash transactions reported in operating, investing and financing activities:
 Affiliated companies contributed by parent                                     $         -     $   452,087     $         -
 Postretirement benefit plan merger contributed by parent                                 -             351               -

The accompanying notes are an integral part of these statutory basis financial statements.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------
NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES
-----------------------------------------------------------------

Nature of Operations
Ameritas Life Insurance Corp. ("the Company" or "ALIC"), a stock life insurance company domiciled in the state of Nebraska, is a wholly owned subsidiary of Ameritas Holding Company ("AHC"), which is a wholly owned subsidiary of UNIFI Mutual Holding Company ("UNIFI"). AHC also wholly owns Summit Investment Advisors, Inc. ("Summit"), an advisor providing investment management services to the Company.

UNIFI is a mutual insurance holding company. Owners of designated policies issued by the Company have membership interest in UNIFI, while contractual rights remain with the Company.

The Company wholly owns Acacia Life Insurance Company ("Acacia Life"), a District of Columbia domiciled life insurance subsidiary (effective December 22, 2009 when it was contributed by AHC), The Union Central Life Insurance Company ("UCL"), a Nebraska (Ohio prior to April 15, 2009) domiciled life insurance subsidiary (effective April 22, 2009 when it was contributed by AHC), and First Ameritas Life Insurance Corp. of New York ("First Ameritas"), a New York domiciled life insurance subsidiary. Ameritas also owns 80% of Ameritas Investment Corp. ("AIC"), a broker dealer, and the remaining 20% ownership is with Centralife Annuities Services, Inc., a wholly owned subsidiary of Aviva USA. Pathmark Administrators Inc., a wholly owned third-party administrator, was sold to an outside party on May 31, 2009. Acacia Life is a 100% owner of Acacia Realty Corporation ("ARC"), owner of real estate property, the Calvert Group, Ltd. ("Calvert"), a provider of investment advisory, management and administrative services to the Calvert Group of mutual funds, and Griffin Realty, LLC ("Griffin"), a real estate investment Company. Acacia Life owns 85.2% of the Acacia Federal Savings Bank ("AFSB"), a thrift chartered institution, while the Company owns the remaining 14.8% of AFSB. UCL's wholly owned subsidiaries include PRBA, Inc., the holding company of a pension administration company and Union Central Mortgage Funding, Inc, a mortgage banking business.

Effective October 1, 1998 ("the Effective Date") the Company formed a closed block ("the Closed Block") of policies, under an arrangement approved by the Insurance Department of the State of Nebraska ("the Department") to provide for dividends on policies that were in force on the Effective Date and which were within the classes of individual policies for which the Company had a dividend scale in effect on the Effective Date. The Closed Block was designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies including maintaining dividend scales in effect at the Effective Date, if the experience underlying such scales continues. The assets, including revenue thereon, will accrue solely to the benefit of the owners of policies included in the block until the block is no longer in effect.

The Company's insurance operations consist of life and health insurance, annuity, group pension, and retirement contracts. The Company and its subsidiaries operate in all 50 states and the District of Columbia.

Basis of Presentation
The accompanying financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska ("the Department").

Accounting practices and procedures of the National Association of Insurance Commissioners ("NAIC") as prescribed or permitted by the Department comprise a comprehensive basis of accounting ("NAIC SAP") other than accounting principles generally accepted in the United States of America ("GAAP").

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Material estimates susceptible to significant change include reserves, income taxes, investment values, and other-than-temporary impairments ("OTTI").

Current NAIC SAP practices vary from GAAP. The more significant variances between NAIC SAP and GAAP are as follows:

     Investments
     Under NAIC SAP, investments in bonds are reported at the lower of amortized cost or fair value based on their NAIC rating, and any adjustments to fair value are reported directly in surplus. Changes in the value of bonds up to amortized cost that are assigned a rating of "6" by the NAIC are reported directly in surplus. Under GAAP, bonds are carried either at amortized cost or fair value based on their classifications. Under GAAP, bonds designated at purchase as held-to-maturity based on the Company's intent and ability to hold to maturity would be carried at amortized cost. Bonds designated as available-for-sale would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income. Bonds designated as trading would be carried at fair value with net unrealized holding gains and losses reported in income.

     Under NAIC SAP, for bonds other than loan-backed and structured securities, if the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. Under GAAP, if the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

     Under NAIC SAP, all loan-backed and structured securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective method, applied consistently by asset class. If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis must be written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

     Investments in unaffiliated common stocks are carried at fair value. Changes in the value of common stocks are reported as a change in net unrealized gains or losses on investments, a component of unassigned surplus. Under GAAP, investments in unaffiliated common stocks are designated as available-for-sale or trading and carried at fair value with net unrealized gains and losses reported in other comprehensive income if designated as available-for-sale and reported in income if designated as trading.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

     Subsidiaries are included as common stocks carried under the equity method, with the equity in net income (loss) of subsidiaries credited directly to the Company's unassigned surplus for NAIC SAP, while GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement.

     Investments in preferred stocks are carried at cost if the NAIC designation is RP3 and P3 or above. Preferred stocks with NAIC designations of RP4 and P4 or below are carried at the lower of cost or fair value. Under GAAP, preferred stocks would be designated at purchase as available-for-sale; under this designation preferred stocks would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income.

     Under NAIC SAP, real estate owned and occupied by the Company is included in invested assets, and net investment income and operating expenses includes self-charged rent for the Company's occupancy of this property. Under GAAP, this property would be classified as an operating asset, and there would be no self-charged rent or expenses.

     Investments in limited partnerships and joint venture investments are accounted for on the GAAP equity method for NAIC SAP, while under GAAP, such investments are accounted for at cost or the equity method depending upon ownership percentage and control unless consolidation is required under variable interest entity guidance.

     Under NAIC SAP, valuation allowances are established through the asset valuation reserve ("AVR") for mortgage loans based on the difference between the recorded investment in the mortgage loan and the estimated fair value, less costs to obtain and sell, of the underlying real estate. Under GAAP, valuation allowances would be established through a charge to realized loss based on the difference between the recorded investment in the mortgage loan and the present value of the expected future cash flows discounted at the loan's effective interest rate or the estimated fair value, less costs to obtain and sell, of the underlying real estate if foreclosure is probable.

     Under NAIC SAP, using a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds, attributable to changes in the general level of interest rates. Those deferrals are amortized over the remaining period to maturity based on groupings (in five-year bands) of individual securities sold. The net deferral is reported in the "Interest maintenance reserve" ("IMR") in the accompanying Balance Sheets - Statutory Basis. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under NAIC SAP, an AVR is determined based on holdings of all investments by a NAIC prescribed formula and is reported as a liability. An AVR is not recorded under GAAP. Under GAAP, realized capital gains and losses would be reported in the statement of income on a pre-tax basis in the period the asset giving rise to the gain or loss is sold.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

     Under NAIC SAP, derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability and embedded derivatives are not accounted for separately from the host contract. Also, the change in fair value of open derivative instruments that do not meet the criteria of an effective hedge is recorded as an unrealized gain or loss in surplus. Under GAAP, all derivatives are reported on the balance sheets at fair value and the effective and ineffective portions of a single hedge are accounted for separately. Changes in fair value of derivatives, to the extent they are effective at the offsetting hedged risk are recorded through either income or equity, depending on the nature of the hedge. The ineffective portion of all changes in fair value is recorded in income. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and reported at fair value.

     Policy Acquisition Costs
     Under NAIC SAP, the costs of acquiring and renewing business are expensed when incurred. As such, during periods of high sales, statutory earnings will be depressed due to the lack of expense deferrals. Under GAAP, acquisition costs related to traditional term life insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For traditional whole life insurance, universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs would be amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

     Unearned Revenue
     Under NAIC SAP, amounts assessed policyholders that represent revenue for services to be provided in future periods are reported as revenue when received. Under GAAP, such charges would be reported as a liability and amortized into revenue using the same assumptions and factors as are used to amortize deferred policy acquisition costs.

     Non-admitted Assets
     Under NAIC SAP, certain assets designated as "non-admitted" are excluded from the accompanying Balance Sheets - Statutory Basis and are charged directly to unassigned surplus. Under GAAP, these assets would be included in the balance sheets, net of any valuation allowance.

     Universal Life and Annuity Policies
     Under NAIC SAP, revenues consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, revenues are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance. Additionally, premium receipts are considered deposits and are recorded as interest-bearing liabilities while interest credited to account values and benefits in excess of the policyholder account balance are recognized as expenses.

     Reserves for Life, Accident and Health Policies
     Under NAIC SAP, certain policy reserves are calculated based on mortality and interest assumptions prescribed or permitted by state statutes, without consideration of withdrawals. NAIC SAP policy reserves generally differ from policy reserves under GAAP, which are based on the Company's estimates of mortality, interest and withdrawals.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

     Policyholder Dividends
     Under NAIC SAP, policyholder dividends are recognized when declared. Under GAAP, policyholder dividends would be for dividends that have accrued as of the financial statement date.

     Reinsurance
     Under NAIC SAP, reserves and unpaid claim liabilities ceded to reinsurers have been reported as reductions to the related reserves. Under GAAP, reinsurance recoverables are recorded as an asset.

     Under NAIC SAP, a liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, no such amounts are recorded and an allowance for amounts deemed uncollectible would be established through a charge to earnings.

     Certain reinsurance contracts that do not qualify for transfer of risk under GAAP, and as such, are accounted for under the deposit method for GAAP, may qualify for transfer of insurance risk under NAIC SAP and accordingly, would be accounted for as reinsurance under NAIC SAP.

     Under NAIC SAP, commission allowances by reinsurers on business ceded are reported as other revenue when received. Under GAAP, these expenses would be deferred and amortized with deferred policy acquisition costs to the extent they qualify for the deferral.

     Employee Benefits
     Under NAIC SAP, a liability for pension and other postretirement benefits is established only for vested participants and current retirees. Under NAIC SAP, the change in the minimum pension liability, less the change in any intangible asset, is recorded as an adjustment to unassigned surplus. Intangible and prepaid assets are non-admitted. Under GAAP, the liability would include unvested active participants, and the difference between the plan's assets and the benefit obligation is reflected as an asset or liability, with an offset to other comprehensive income. In addition, actuarial gains and losses and prior service costs are recorded as a component of other comprehensive income, net of tax.

     Federal Income Taxes
     NAIC SAP requires an amount be recorded for deferred taxes, however, there are limitations as to the amount of deferred tax assets that may be reported as admitted assets and a federal income tax provision is required on a current basis for the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Under NAIC SAP, deferred taxes are recorded in surplus. Under GAAP, tax expense includes both current and deferred taxes. Both NAIC SAP and GAAP require a valuation allowance to reduce deferred tax assets to the amount which is more likely than not to be realized. Under NAIC SAP, both the valuation allowance determination and admission calculation are made based on a separate company basis.

     Cash, Cash Equivalents and Short-Term Investments
     Under NAIC SAP, cash, cash equivalents and short-term investments represent cash balances and investments with initial maturities of one year or less. Under GAAP, cash and cash equivalents balances include investments with initial maturities of three months or less. Under GAAP, short-term investments are reported as a component of fixed maturity or equity investment balances.

     Comprehensive Income
     Comprehensive income and its components are not presented under NAIC SAP.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

     Goodwill
     Under NAIC SAP, goodwill is calculated as the difference between the cost of acquiring the entity and the reporting entity's share of the historical book value of the acquired entity; or as the amount that liabilities exceed assets in assumptive reinsurance transactions. Additionally, under NAIC SAP, the amount of goodwill recorded as an "admitted asset" is subject to limitation. Goodwill under GAAP is calculated as the difference between the cost of acquiring the entity and the fair value of the assets received and liabilities assumed.

Significant statutory accounting practices are as follows:

Investments
Investments are stated at amounts prescribed by the NAIC which are as follows: bonds not backed by other loans are stated at amortized cost and loan-backed bonds and structured securities are stated at amortized cost using the interest method including anticipated prepayments at the date of purchase. Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all loan-backed and structured securities and non-agency structured securities of high credit quality. The prospective method is used to value structured securities with significant changes in cash flow, or of lower credit quality. All bonds with a NAIC designation of 6 are stated at the lower of amortized cost or fair value.

Investments in preferred stocks are carried at cost if the NAIC designation is RP3 or P3 and above. Preferred stocks with NAIC designations of RP4 or P4 and below are carried at the lower of cost or fair value. The carrying value of an affiliated subsidiary was $10,000 and $12,500 as of December 31, 2010 and 2009, respectively.

Common stocks are generally reported at fair value. Investments in stocks of insurance subsidiaries are carried at audited statutory equity and non-insurance subsidiaries and affiliates in which the Company has an interest of 10% or more are carried equal to the Company's proportionate share of the audited GAAP-basis equity after the date of acquisition. The Federal Home Loan Bank ("FHLB") common stock is carried at cost. The carrying value of affiliated subsidiaries was $746,825 and $706,711 as of December 31, 2010 and 2009, respectively. The change in the carrying value is generally recorded as a change in unrealized capital gains on investments, a component of unassigned surplus.

Mortgage loans are stated at the unpaid principal balance less unamortized discounts or plus unamortized premiums. The Company records a reserve for losses on mortgage loans as part of the AVR.

Real estate occupied by the Company and held for the production of income is reported at depreciated cost. Depreciation expense is determined by the straight-line method. Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company's occupancy of its owned properties.

Cash and cash equivalents consist of cash-in-bank, cash-in-transit, and all highly liquid securities purchased with an original maturity of three months or less. Short-term investments presented in the Balance Sheets - Statutory Basis consist of all investments that have a maturity date of one year or less at the date acquired and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are stated at the aggregate unpaid principal balance. If the unpaid balance of the loan exceeds the policy reserves, the excess is considered a non-admitted asset.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

The carrying amount of real estate limited partnerships, limited liability companies, and joint ventures reflects the underlying GAAP equity of these limited partnerships. Income from the limited partnerships is recognized when distributed. Unrealized gains and losses resulting from differences between the cost and carrying amount of the limited partnerships are credited or charged directly to unassigned surplus. The Company's investments in limited partnerships are recorded in "Other investments" in the Balance Sheets - Statutory Basis. Other investments also include collateral loans, unsecured loans, and low-income housing tax credits carried under the amortized cost method. Other-than-temporary impairments of $2,961, $1,859 and $6,335 were recorded as realized losses during 2010, 2009 and 2008, respectively. The Company has no investments in joint ventures, partnerships, or limited liability companies that exceed 10% of its admitted assets.

In 2008, the Company began selling futures contracts to hedge against principal losses on variable annuity contracts with a guaranteed minimum withdrawal benefit rider attached. Futures contracts are a standardized contractual agreement to buy or sell a particular financial instrument at a predetermined price in the future. The gains and losses of futures contracts are derived from the daily movement of the underlying market. These gains and losses are settled in cash through a daily variation margin. The Company sells futures contracts on certain equity indices which expire every 90 days. In 2009, the Company started buying and selling futures contracts on certain treasury notes and bonds, ranging in maturities between 1 and 30 years, with expiration dates of less than 6 months. The Company does not receive cash on the initial purchase or sale of the futures contracts, but will receive or pay cash daily based on the movement of the underlying index or treasury notes.

The Company is required to post collateral to the brokering bank. To comply with this requirement, the Company usually posts a short-term treasury bill with the bank. The bank acts as an intermediary to the futures transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (treasury bill) is recorded as an asset by the Company included in "Bonds" on the Balance Sheets - Statutory Basis and the book adjusted/carrying value of the collateral recorded at December 31, 2010 and 2009 was $13,997 and $8,102, respectively.

Since the futures contracts are not considered an effective hedge, the total variation margin on open contracts is reflected in change in unrealized capital gains and totaled $(1,122), $(3,612) and $129 for the years ended December 31, 2010, 2009 and 2008, respectively. The total variation margin on closed contracts is reflected in net investment income and totaled $(1,990), $(5,341) and $2,408 for the years ended December 31, 2010, 2009 and 2008, respectively.

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on loan-backed and structured securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is non-admitted. All other investment income due and accrued with amounts over 90 days past due, excluding policy loans, is non-admitted. No amount was excluded from unassigned surplus at December 31, 2010 and 2009, respectively.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. For bond investments other than loan-backed and structured securities, if the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. For loan-backed and structured security investments, if the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. All write downs are recorded as a realized loss. For unaffiliated common stocks and other investments carried at fair value, unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.

Non-Admitted Assets
In accordance with statutory requirements, certain assets, designated as non-admitted assets, are excluded from the Balance Sheets - Statutory Basis and are charged directly to surplus. Non-admitted assets consist primarily of a portion of deferred tax assets, a non-admitted receivable from AHC, furniture and equipment, and other assets not specifically identified as an admitted asset within NAIC SAP. Total non-admitted assets were $65,519 and $72,630 at December 31, 2010 and 2009, respectively.

Furniture and Equipment
Electronic data processing ("EDP") equipment at cost of $12,355 and $14,026, operating software at cost of $2,452 and $3,990, and non-operating software at cost of $32,107 and $28,167 are carried at cost less accumulated depreciation at December 31, 2010 and 2009, respectively. The admitted value of the Company's EDP and operating and nonoperating software is limited to three percent of capital and surplus. The admitted portion at cost, net of accumulated depreciation of $37,324 and $35,305, was $1,770 and $2,550, respectively and is recorded in "Other admitted assets" in the Balance Sheets - Statutory Basis.
EDP equipment and operating software is depreciated using the straight line method over the lesser of the estimated useful life of the related asset or three years. Non-operating software is depreciated over the lesser of its estimated useful life or five years.

Other furniture and equipment is depreciated using the straight line method over the estimated useful lives of the assets. Buildings are generally depreciated over forty years. Furniture and fixtures are generally depreciated over three to ten years. Depreciation expense recorded in "General insurance expenses" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis was $7,704, $7,206 and $5,679 for the years ended December 31, 2010, 2009 and 2008 respectively.

Reserves for Life, Accident and Health Policies and Deposit-type Funds
Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional, flexible premium and commissioned variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method ("CRVM") or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities. Reserves for annuities are calculated using the Commissioners' Annuity Reserve Valuation Method ("CARVM") with appropriate statutory interest and mortality assumptions. During the year ended December 31, 2009, the Company adopted a new actuarial standard for calculating variable annuity reserves in accordance with CARVM, referred to as VA CARVM, which did not have a significant impact on the financial results of the Company.

Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Department.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyholders, less withdrawals that represent a return to the policyholder. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserve for Unpaid Claims
The reserves for unpaid group dental and vision claims are estimated using historic claim lags, and then adjusted upward or downward based on the current level of pending/unprocessed claims relative to the historic level of pending/unprocessed claims during the time period used in generating the claim lag factors. The reserves for unpaid claims for group dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Dividends to Policyholders
Dividends are provided based on dividend formulas approved by the Board of Directors of the Company in accordance with actuarially determined dividend scales. Dividends to policyholders are reflected in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis at amounts estimated to be paid or credited to policyholders during the subsequent year on the policy anniversary dates. A portion of the Company's business has been issued on a participating basis. The amount of insurance in force on individual life participating policies was $2,384,084 or 13.6% and $2,082,833 or 11.1% of the individual life policies in force as of December 31, 2010 and 2009, respectively.

Accrued Separate Account Transfers
Accrued separate account transfers primarily consist of the amount of policyholder account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.

Asset Valuation and Interest Maintenance Reserves
The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $983, $233 and $79 for 2010, 2009 and 2008, respectively.

Recognition of Premium Revenues and Related Costs
Life premiums are recognized as income over the premium paying period of the related policies. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance
Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits, and the reserves for policy and contract liabilities are reported net of reinsured amounts.

Income Taxes
The Company files a life/non-life consolidated tax return with UNIFI and UNIFI includible affiliates and is party to a federal income tax allocation agreement. The Company's income tax allocation is based upon a written agreement which generally specifies separate income tax return calculations with current credit for net operating losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency for these tax-related matters when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company reviews its loss contingencies on an ongoing basis to ensure that the Company has appropriate reserves recorded on the Balance Sheets - Statutory Basis. These reserves are based on judgment made by management with respect to the likely outcome of these matters. The Company's judgment could change based on new information, Internal Revenue Service examinations and changes in laws or regulations. The reserve for tax related contingencies was $404 and $16,875 at December 31, 2010 and 2009, respectively.

During the year ended December 31, 2010, the Company's tax contingency decreased as the Company effectively settled, with the Internal Revenue Service, its tax position related to the separate account dividend received deduction.

The statute of limitations, generally, is closed for the Company through December 31, 2006.

Separate Accounts
Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity, variable life and group annuity contracts and for which the contract holders, rather than the Company, bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements.

Vulnerability due to Certain Concentrations
The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer's estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

During 2009 and 2008, decreased liquidity in certain markets adversely impacted the fair value of the Company's investments, in particular loan-backed and structured securities, and corporate bonds. The Company anticipates these conditions will continue over the next year and will continue to evaluate the reasonableness of the fair value of the impacted bonds by comparison to alternative market sources along with consideration of credit spreads for similar securities and the characteristics and performance of the underlying collateral.

Accounting Pronouncements
Statement of Statutory Accounting Principles No. 5R, "Liabilities, Contingencies and Impairments of Assets" ("SSAP No. 5R")
In October 2010, the NAIC issued SSAP No. 5R, which revises SSAP No. 5 "Liabilities, Contingencies, and Impairments of Assets" to include the recognition at the inception of a guarantee, a liability for the obligations an entity has undertaken in issuing the guarantee, even if the likelihood of having
to make payments under the guarantee is remote.   The revisions to this
statement are effective beginning with the December 31, 2011 financial statements. The Company does not anticipate a material impact on its financial position or results of operations from adopting this statement.

Statement of Statutory Accounting Principles No. 35R "Guaranty Fund and Other Assessments" (SSAP No. 35R)
In October 2010, the NAIC issued SSAP No. 35R, which revises SSAP No. 35 "Guaranty Fund and Other Assessments". The revisions to this statement modify the conditions required before recognizing liabilities for insurance related assessments as the liability is not to be recognized until the event obligating the entity to pay an imposed or probable assessment has occurred. The revisions to this statement are effective beginning January 1, 2011. The Company does not anticipate a material impact on its financial position or results of operations from adopting this statement.

Statement of Statutory Accounting Principles No. 91R "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" (SSAP No.
91R)
In May 2010, the NAIC issued SSAP No. 91R, which incorporates revisions to the existing statement to include updated securities lending accounting, reporting and disclosures. The revisions to this statement were effective December 31, 2010. The adoption of this statement did not have a material impact on the Company's financial position or results of operations.

Statement of Statutory Accounting Principles No. 100, "Fair Value Measurements" ("SSAP No. 100")
In December 2009, the NAIC adopted SSAP No. 100, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The statement was effective beginning with December 31, 2010 financial statements. The adoption of this statement did not have a material impact on the Company's financial position or results of operations. This statement changed disclosure requirements and no longer requires fair value measurement disclosures to be disaggregated between recurring and non-recurring.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

Statement of Statutory Accounting Principles No. 10R, "Income Taxes, Revised - A Temporary Replacement of SSAP No. 10" ("SSAP No. 10R")
In November 2009, the NAIC issued SSAP No. 10R, which revises SSAP No. 10 "Income Taxes" to allow for increased admissibility thresholds for admitted deferred tax assets ("DTAs") for companies with risk-based capital ("RBC") that exceeds either the trend test for those entities that are subject to a RBC trend test, or for those companies not subject to the RBC trend test, a RBC above the maximum risk-based capital level where an action level could occur as a result of a trend test, which was 250% for life insurance companies. The expanded deferred tax asset admissibility is elective. If the RBC requirements are met, an admitted deferred tax asset may be recognized in an amount equal to the federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with IRS tax loss carryback provisions, not to exceed three years; and the lesser of a) the amount of gross DTAs expected to be realized within three years of the balance sheet date, or b) fifteen percent of statutory capital and surplus adjusted to exclude any net DTAs, EDP equipment and operating system software, and any net positive goodwill; and the amount of adjusted gross DTAs that can be offset against existing gross deferred tax liabilities. SSAP No. 10R introduces a valuation allowance concept to the statutory accounting for income taxes. A valuation allowance should be provided to offset tax benefits associated with deferred tax assets if it is more likely than not that the tax benefit will not be realized. The provisions of SSAP No. 10R are effective for the year ended December 31, 2009 and interim and annual financial statements through December 31, 2011. The adoption of this statement resulted in an increase in surplus of $8,815 at December 31, 2009.

Statement of Statutory Accounting Principles No. 43R, "Loan-backed and Structured Securities" ("SSAP No. 43R")
In September 2009, the NAIC issued SSAP No. 43R, which superceded SSAP No. 43, "Loan-Backed and Structured Securities", SSAP No. 98, "Treatment of Cash Flows When Quantifying Changes in Valuations and Impairments, an Amendment of SSAP No. 43" and paragraph 13 of SSAP No. 99, "Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment". Under SSAP No. 43R, for impaired loan-backed and structured securities which an entity intends to sell, an other-than-temporary impairment loss is required to be recognized in earnings for the difference between the amortized cost basis of the security and its fair value as of the balance sheet date. For impaired securities that the entity does not expect to recover the entire cost basis of, but does not intend to sell, an other-than-temporary impairment loss is required to be recognized in earnings for the difference between the amortized cost basis of the security and the entity's estimate of the present value of future cash flows of the security, discounted at an appropriate discount rate specified in SSAP No. 43R. Also, SSAP No. 43R requires a two-step process for determining the carrying value method and final NAIC designation of certain loan-backed and structured securities. Under the two-step process, an initial NAIC designation is utilized to determine the carrying value method, with loan-backed and structured securities initially reported as NAIC 6, carried at the lower of cost or fair value. A final NAIC designation is then identified based on the adjustments required under the initial NAIC designation in step 1. The provisions of SSAP No. 43R were effective as of September 30, 2009, with a cumulative effect of adoption calculated as of July 1. The cumulative effect from adoption of this statement resulted in a decrease in surplus of $103, net of tax, at December 31, 2009.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

Statement of Statutory Accounting Principles No. 99 "Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment" ("SSAP No. 99") Effective January 1, 2009, the NAIC issued SSAP No. 99, which establishes statutory accounting for the treatment of premium or discount applicable to certain securities subsequent to the recognition of an other-than-temporary impairment. In periods subsequent to the recognition of other-than-temporary impairments, the reporting entity accounts for the other-than-temporarily impaired security as if the security had been purchased on the measurement date of the other-than-temporary impairment. The fair value of the security on the measurement date is the new cost basis and the new cost basis is not adjusted for subsequent recoveries in fair value. The discount or reduced premium recorded for the security, based on the new cost basis, is amortized over the remaining life of the security in the prospective manner based on the amount and timing of future estimated cash flows. The security continues to be subject to impairment analysis for each subsequent reporting period and future declines in fair value which are determined to be other-than-temporary are recorded as realized losses. The adoption of this statement did not have a material impact on the Company's financial position or results of operations.

NOTE 2 - INVESTMENTS
--------------------

Bonds
The cost or amortized cost and estimated fair value of bonds are summarized as follows at December 31, 2010:

                                                                                   Gross         Gross
                                                              Cost or Amortized  Unrealized    Unrealized
                                                                     Cost          Gains         Losses     Fair Value
-----------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Governments                                              $    143,652       $    11,765   $        1   $   155,416
Special Revenue and special assessment
 obligations and all non-guaranteed
 obligations of agencies and authorities of
 governments and their political
 subdivisions                                                      182,834            10,774          417       193,191
Hybrid securities                                                   18,754             1,841          158        20,437
Industrial and miscellaneous (unaffiliated)                      1,335,657            92,310        5,617     1,422,350
-----------------------------------------------------------------------------------------------------------------------
Total Bonds                                                   $  1,680,897       $   116,690   $    6,193   $ 1,791,394
=======================================================================================================================

                                       17

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 2 - INVESTMENTS, (continued)
---------------------------------

The cost or amortized cost and estimated fair value of bonds are summarized as follows at December 31, 2009:
                                                                                   Gross         Gross
                                                              Cost or Amortized  Unrealized    Unrealized
                                                                     Cost          Gains         Losses     Fair Value
-----------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Governments                                              $    156,879       $     9,422  $       313   $   165,988
All other governments                                                  153                 4            -           157
Special Revenue and special assessment
 obligations and all non-guaranteed
 obligations of agencies and authorities of
 governments and their political
 subdivisions                                                      201,273             9,991          186       211,078
Hybrid securities                                                   17,642             1,256        1,456        17,442
Industrial and miscellaneous (unaffiliated)                      1,248,223            63,462       11,520     1,300,165
-----------------------------------------------------------------------------------------------------------------------
Total Bonds                                                   $  1,624,170       $    84,135  $    13,475   $ 1,694,830
=======================================================================================================================

At December 31, 2010 and 2009, the amortized cost of bonds was reduced by $890 and $1,739, respectively, of cumulative fair value adjustments on bonds rated NAIC "6" to derive the carrying amounts of bonds in the Balance Sheets - Statutory Basis of $1,680,007 and $1,622,431, respectively.

The cost or amortized cost and fair value of bonds at December 31, 2010 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                Cost or Amortized
                                                                                      Cost               Fair Value
-----------------------------------------------------------------------------------------------------------------------
Due in one year or less                                                           $    102,248            $   104,117
Due after one year through five years                                                  411,002                441,985
Due after five years through ten years                                                 772,709                833,204
Due after ten years                                                                    303,482                314,232
Bonds with multiple repayment dates                                                     91,456                 97,856
-----------------------------------------------------------------------------------------------------------------------
Total Bonds                                                                       $  1,680,897            $ 1,791,394
=======================================================================================================================

Sales of bond investments in 2010, 2009 and 2008 resulted in proceeds of $50,390, $120,970 and $43,359 respectively, on which the Company realized gross gains of $4,605, $10,997 and $1,436, respectively, and gross losses of $296, $574 and $6,879, respectively.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 2 - INVESTMENTS, (continued)
---------------------------------

Realized capital gains (losses) are as follows:

                                                                                     Years Ended December 31,
                                                                                ---------------------------------
                                                                                   2010       2009        2008
-----------------------------------------------------------------------------------------------------------------
Bonds:
     Gross realized capital gains on sales                                      $   4,605   $ 10,997   $   1,436
     Gross realized capital losses on sales                                          (296)      (574)     (6,879)
-----------------------------------------------------------------------------------------------------------------
Net realized capital gains (losses) on sales                                        4,309     10,423      (5,443)
Other, including impairments and net gain on dispositions
 other than sales                                                                  (1,298)   (31,977)    (30,931)
-----------------------------------------------------------------------------------------------------------------
Total bonds                                                                         3,011    (21,554)    (36,374)
Preferred stocks                                                                    1,012     (1,000)    (11,110)
Common stocks                                                                      11,067      9,842     (49,842)
Mortgage Loans                                                                       (762)         -           -
Real estate                                                                         4,080         79           -
Other investments                                                                  (2,851)     6,660      (9,801)
-----------------------------------------------------------------------------------------------------------------
Realized capital gains (losses) before federal income taxes
 and transfer to IMR                                                               15,557     (5,973)   (107,127)
Realized capital gains (losses) transferred to IMR                                  4,822      7,832      (8,772)
Federal income tax expense (benefit)                                                6,154    (11,871)    (25,557)
-----------------------------------------------------------------------------------------------------------------
Net realized capital gains (losses)                                             $   4,581   $ (1,934)  $ (72,798)
=================================================================================================================

The Company has an agreement with the FHLB, to enhance investment yields through investment spread strategies and to provide for liquidity needs, if a future need for immediate liquidity would arise. The agreement provides for fixed rate long term advances (lines of credit) up to $20,000 to the Company in return for the purchase of membership stock equal to $1,000. Since inception, the Company has purchased $3,661 of additional stock as part of this agreement. As of December 31, 2010 and 2009 the Company owns $4,661 and $4,807 of FHLB stock, respectively. As of December 31, 2010 and 2009, the Company had issued $100,000 and $100,000, respectively, of funding agreements with the FHLB. Additional funding of $20,000 is available to the Company. There is $116,333 and $103,824 of bonds pledged as collateral at December 31, 2010 and 2009, respectively, as a result of this agreement. The assets and reserves related to the funding agreements are reported in the general account as the Company's strategy is to increase investment income to the general account from the investment spread strategy. The related reserves are reported in deposit-type funds on the Balance Sheets - Statutory Basis of $100,031 and $100,024 as of December 31, 2010 and 2009, respectively.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 2 - INVESTMENTS, (continued)
---------------------------------

An aging of unrealized losses on the Company's investments in bonds, preferred stocks and common stocks were as follows:

                                                                               December 31, 2010
                                                        ---------------------------------------------------------------------
                                                         Less than 12 months      12 months or more            Total
                                                        ---------------------   ---------------------   ---------------------
                                                                   Unrealized              Unrealized              Unrealized
                                                        Fair Value   Losses     Fair Value   Losses     Fair Value   Losses
-----------------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Governments                                        $      729 $        1   $        - $        -   $      729 $        1
Special Revenue and special
 assessment obligations and all non-
 guaranteed obligations of agencies
 and authorities of governments and
 their political subdivisions                                9,792        417            -          -        9,792        417
Hybrid securities                                            2,963         40        3,967        118        6,930        158
Industrial and miscellaneous
 (unaffiliated)                                            104,691      2,744       22,157      2,873      126,848      5,617
-----------------------------------------------------------------------------------------------------------------------------
Total Bonds                                                118,175      3,202       26,124      2,991      144,299      6,193
-----------------------------------------------------------------------------------------------------------------------------
Preferred Stocks                                                 -          -          529         73          529         73
Common Stocks                                               13,879        941        2,057        414       15,936      1,355
-----------------------------------------------------------------------------------------------------------------------------
Total                                                   $  132,054 $    4,143   $   28,710 $    3,478   $  160,764 $    7,621
-----------------------------------------------------------------------------------------------------------------------------

                                                                               December 31, 2009
                                                        ---------------------------------------------------------------------
                                                         Less than 12 months      12 months or more           Total
                                                        ---------------------   ---------------------   ---------------------
                                                                   Unrealized              Unrealized              Unrealized
                                                        Fair Value   Losses     Fair Value   Losses     Fair Value   Losses
-----------------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Governments                                        $   10,031 $      313   $        - $         -  $   10,031 $      313
Special Revenue and special
 assessment obligations and all non-
 guaranteed obligations of agencies
 and authorities of governments and
 their political subdivisions                               10,286        186            -           -      10,286        186
Hybrid securities                                                -          -       12,985       1,456      12,985      1,456
Industrial and miscellaneous
 (unaffiliated)                                             93,284      1,514       92,377      10,006     185,661     11,520
-----------------------------------------------------------------------------------------------------------------------------
Total Bonds                                                113,601      2,013      105,362      11,462     218,963     13,475
-----------------------------------------------------------------------------------------------------------------------------
Preferred Stocks                                                 -          -          441         161         441        161
Common Stocks                                               12,583        663        4,836         743      17,419      1,406
-----------------------------------------------------------------------------------------------------------------------------
Total                                                   $  126,184  $   2,676   $  110,639 $    12,366  $  236,823 $   15,042
-----------------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 2 - INVESTMENTS, (continued)
---------------------------------

The unrealized losses in 2010 reported above were partially due to liquidity and credit-related considerations. The unrealized losses in 2009 reported above were partially caused by the effect of the interest rate environment on certain securities with stated interest rates currently below market rates, and as such, are temporary in nature. Certain securities also experienced declines in fair value in 2009 that were due in part to liquidity and credit-related considerations. The Company considers various factors when considering if a decline is other-than-temporary, including the length of time and size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violation of loan covenants, overall financial condition of the issuer and the Company's intention and ability to sell or hold the security until maturity or recovery. Upon review of these factors, the Company determined that such declines were temporary in nature. Therefore, the Company does not believe the unrealized losses on investments represent an other-than-temporary impairment as of December 31, 2010 and 2009.

For substantially all preferred stock and common stock securities with an unrealized loss greater than 12 months, such unrealized loss was less than 25% of the Company's carrying value of each preferred stock or common stock security. The Company considers various factors when considering if a decline in the fair value of a preferred stock and common stock security is other-than-temporary, including but not limited to, the length of time and magnitude of the unrealized loss; the volatility of the investment; analyst recommendations and price targets; opinions of the Company's investment managers; market liquidity; and the Company's intentions to sell or ability to hold the investments until recovery. Based on an evaluation of these factors, the Company has concluded that the declines in the fair values of the Company's investments in both unaffiliated preferred stocks and common stocks at December 31, 2010 and 2009 are temporary. During 2010, 2009 and 2008, the Company recorded $0, $721 and $8,980, respectively, of other-than-temporary impairments as additional realized losses.

The Company's bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2010 and 2009, bonds totaling $91,318 and $92,947, respectively, (5.3% and 5.6%, respectively, of the total bond and short-term portfolios) are considered "below investment grade". Securities are classified as "below investment grade" by utilizing rating criteria established by the NAIC. During 2010, 2009 and 2008, the Company recorded realized losses for other-than-temporary impairments on bonds of $1,490, $32,238 and $36,072, respectively.

The Company has exposure to subprime mortgage loans within its total investments in loan-backed and structured securities. The Company manages its exposure to subprime mortgage loans in several ways. First, the Company monitors its exposure level to loan-backed and structured securities against defined restrictions prescribed by its Investment Policy. Restrictions include exposure at the aggregate level to loan-backed and structured securities along with exposure to ratings classes and subsectors. Also, the Company continually tracks subprime loan-backed and structured securities for factors including credit performance, rating agency actions, prepayment trends and de-levering. Loans with trends that may indicate underperformance are monitored closely for any further deterioration that may result in action by the Company.

As of December 31, 2010 and 2009, the Company's total investment in non-agency residential loan-backed and structured securities represents securities with an adjusted cost basis of $7,853 and $11,258 and a fair value of $7,859 and $9,104, respectively. Additionally, as of December 31, 2010 and 2009, the Company's exposure related to subprime loan-backed and structured securities represents securities with a carrying value of $2,027 and $2,496 and a fair value of $2,102 and $2,502, respectively.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 2 - INVESTMENTS, (continued)
---------------------------------

A summary of loan-backed and structured security investments with recognized other-than-temporary impairments in 2010 is as follows:

                                    Amortized         OTTI Recognized in Loss
                                   Cost Before     -------------------------------
                                      OTTI           Interest       Non-interest      Fair Value
------------------------------------------------------------------------------------------------
March 31, 2010
------------------------------------------------------------------------------------------------
     Present value of cash flows  $          -       $       -       $        -        $      -
------------------------------------------------------------------------------------------------
June 30, 2010
------------------------------------------------------------------------------------------------
     Present value of cash flows  $      2,649       $       -       $      670        $    785
------------------------------------------------------------------------------------------------
September 30, 2010
------------------------------------------------------------------------------------------------
     Present value of cash flows  $        929       $       -       $      234        $    571
------------------------------------------------------------------------------------------------
December 31, 2010
------------------------------------------------------------------------------------------------
     Present value of cash flows  $        197       $       -       $      146        $    118
------------------------------------------------------------------------------------------------

A detail summary of the loan-backed and structured security investments with recognized other-than-temporary impairments listed above is as follows:

                                         June 30, 2010
------------------------------------------------------------------------------------------------
                                                      Recognized
               Amortized Cost      Projected Cash       OTTI          Amortized Cost
  CUSIP          Before OTTI            Flows         Impairment        After OTTI    Fair Value
------------------------------------------------------------------------------------------------
76110HL56      $          275      $          231     $       44      $          231  $      123
761118JU3                 143                  76             67                  76          84
05953YCF6                 784                 686             98                 686          94
52520MGY3                 675                 576             99                 576         120
17312DAL2                 501                 320            181                 320         232
17313QAC2                 271                  90            181                  90         132
------------------------------------------------------------------------------------------------
Total          $        2,649      $        1,979     $      670      $        1,979  $      785
================================================================================================

                                      September 30, 2010
------------------------------------------------------------------------------------------------
                                                      Recognized
               Amortized Cost      Projected Cash       OTTI          Amortized Cost
  CUSIP          Before OTTI            Flows         Impairment        After OTTI    Fair Value
------------------------------------------------------------------------------------------------
94985EAD3      $          929      $          695     $      234      $          695  $      571
------------------------------------------------------------------------------------------------
Total          $          929      $          695     $      234      $          695  $      571
================================================================================================

                                      December 31, 2010
------------------------------------------------------------------------------------------------
                                                      Recognized
               Amortized Cost      Projected Cash       OTTI          Amortized Cost
  CUSIP          Before OTTI            Flows         Impairment        After OTTI    Fair Value
------------------------------------------------------------------------------------------------
466247B93      $          197      $           51     $      146      $           51  $      118
------------------------------------------------------------------------------------------------
Total          $          197      $           51     $      146      $           51  $      118
------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 2 - INVESTMENTS, (continued)
---------------------------------

A summary of loan-backed and structured security investments with recognized other-than-temporary impairments in 2009 is as follows:

                                    Amortized         OTTI Recognized in Loss
                                   Cost Before     -------------------------------
                                      OTTI           Interest       Non-interest      Fair Value
------------------------------------------------------------------------------------------------
September 30, 2009
------------------------------------------------------------------------------------------------
     Present value of cash flows  $      4,847       $       -       $    1,492       $   2,555
------------------------------------------------------------------------------------------------
December 31, 2009
------------------------------------------------------------------------------------------------
     Present value of cash flows  $      7,472       $       -       $    2,965       $   3,301
------------------------------------------------------------------------------------------------

A detail summary of the loan-backed and structured security investments with recognized other-than-temporary impairments listed above is as follows:

                                        September 30, 2009
------------------------------------------------------------------------------------------------
                                                      Recognized
               Amortized Cost      Projected Cash       OTTI          Amortized Cost
  CUSIP          Before OTTI            Flows         Impairment        After OTTI    Fair Value
------------------------------------------------------------------------------------------------
94985EAE1      $           27      $           26     $        1      $           26  $       24
74922EBE8                  40                  38              2                  38          47
74922RBF6                  20                  18              2                  18          64
94983FAG5                  51                  48              3                  48          61
17312KAT9                  76                  73              3                  73         100
3622X7AU0                 208                 204              4                 204         707
12544CBB6                  66                  62              4                  62          99
761118VP0                  57                  51              6                  51          32
12638PCA5                 142                 122             20                 122         104
57643MMX9                 418                 393             25                 393         243
466247B93                 455                 428             27                 428         209
94984MAU8                 284                 221             63                 221         363
17313QAC2                 414                 284            130                 284         126
05953YCF6                 950                 814            136                 814         121
17312DAL2               1,639                 573          1,066                 573         255
------------------------------------------------------------------------------------------------
Total          $        4,847      $        3,355     $    1,492      $        3,355  $    2,555
================================================================================================

                                       December 31, 2009
------------------------------------------------------------------------------------------------
                                                      Recognized
               Amortized Cost      Projected Cash       OTTI          Amortized Cost
  CUSIP          Before OTTI            Flows         Impairment        After OTTI    Fair Value
------------------------------------------------------------------------------------------------
76110HL56      $          437      $          304     $      133      $          304  $      122
94983FAF7               3,044               2,208            836               2,208       2,085
52520MGY3               1,726                 748            978                 748         214
05949CKB1               2,265               1,247          1,018               1,247         880
------------------------------------------------------------------------------------------------
Total         $         7,472      $        4,507     $    2,965      $        4,507  $    3,301
================================================================================================

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 2 - INVESTMENTS, (continued)
---------------------------------

A summary of loan-backed and structured security investments with unrealized losses for which an other-than-temporary impairment has not been recognized as of December 31, 2010 is as follows:

                                                       Unrealized Less Than 12 Months            Unrealized 12 Months or More
                                                  ---------------------------------------   ---------------------------------------
                                                                               Unrealized                                Unrealized
                                                  Amoritized Cost  Fair Value    Losses     Amoritized Cost  Fair Value    Losses
-----------------------------------------------------------------------------------------------------------------------------------

Structured securities                            $          4,582  $    4,345  $    (237)   $         4,457  $    3,252  $  (1,205)
-----------------------------------------------------------------------------------------------------------------------------------

A summary of loan-backed and structured security investments with unrealized losses for which an other-than-temporary impairment has not been recognized as of December 31, 2009 is as follows:

                                                       Unrealized Less Than 12 Months            Unrealized 12 Months or More
                                                  ---------------------------------------   ---------------------------------------
                                                                               Unrealized                                Unrealized
                                                  Amoritized Cost  Fair Value    Losses     Amoritized Cost  Fair Value    Losses
-----------------------------------------------------------------------------------------------------------------------------------

Structured securities                             $        21,889  $   21,311  $     (578)  $        18,990  $   16,730  $   (2,260)
-----------------------------------------------------------------------------------------------------------------------------------

Mortgage Loans and Real Estate
Mortgage loans are stated at their aggregate unpaid balances in the Balance Sheets - Statutory Basis, less unamortized discounts or plus unamortized premiums. The mortgage loan portfolio is well diversified both geographically and by property type, as follows:

                                              December 31, 2010        December 31, 2009
                                           ----------------------   ----------------------
                                                       Percent of               Percent of
                                            Carrying    Carrying     Carrying    Carrying
                                             Amount      Amount       Amount      Amount
                                           ----------  ----------   ----------  ----------
   Region
   ------
   New England and Mid-Atlantic            $  12,765       3.1%     $  13,538       3.6%
   South Atlantic                             36,099       9.0         27,708       7.3
   North Central                             129,019      32.0        116,971      30.9
   South Central                              72,191      17.9         61,332      16.2
   Mountain                                   71,679      17.8         72,204      19.1
   Pacific                                    81,517      20.2         87,063      23.0
                                           ----------  ----------   ----------  ----------

     Total                                 $ 403,270     100.0%     $ 378,816     100.0%
                                           ==========  ==========   ==========  ==========
   Property Type
   -------------
   Apartment and residential               $  23,264       5.7%     $  11,790        3.1%
   Warehouses and industrial                 148,267      36.8        140,467       37.1
   Retail and shopping center                 64,847      16.1         66,359       17.5
   Office                                    139,993      34.7        138,039       36.4
   Other                                      26,899       6.7         22,161        5.9
                                           ----------  ----------   ----------  ----------

     Total                                 $ 403,270     100.0%     $ 378,816      100.0%
                                           ==========  ==========   ==========  ==========

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 2 - INVESTMENTS, (continued)
---------------------------------

At December 31, 2010, the average size of an individual mortgage loan was $1,600. The Company's policy is to obtain a first mortgage lien and to require a loan to value ratio of 75% or less at acquisition. The Company had mortgage reserves (the mortgage component of the asset valuation reserve) of $2,864 and $1,566 at December 31, 2010 and 2009, respectively. As of December 31, 2010, the maximum and minimum rates of interest in the Company's mortgage loan portfolio were 8.75% and 4.00%.

In 2010, the Company issued 21 new commercial loans at the maximum and minimum rates of interest of 7.25% and 4.0% totaling $62,620. No other categories of mortgage loans were issued. Fire insurance is carried on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

At December 31, 2010 and 2009, the Company held no mortgages with interest more than 180 days past due. During 2010 and 2009, the Company did not reduce interest rates on any outstanding mortgages. At December 31, 2010 and 2009, the Company held no mortgage loans that were converted to loans that require payments of principal or interest be made based upon the cash flows generated by the property serving as collateral for the loans or that have a diminutive payment requirement.

At December 31, 2010, the Company held two impaired mortgage loans with a total carry value of $3,750 and recognized $762 of other-than-temporary impairments. There was no related amount of interest income recognized during the period the loan was impaired.

Real estate consists of the home office property and properties held for the production of income. Accumulated depreciation for real estate was $38,996 and $40,152 as of December 31, 2010 and 2009, respectively.

Net Investment Income
Major categories of net investment income by class of investment are summarized below.

                                                            Years Ended December 31,
                                                        --------------------------------
                                                           2010       2009       2008
                                                        ---------- ---------- ----------
  Income:
    Bonds                                               $   92,507 $   90,265 $   93,101
    Preferred stocks                                           902      1,270      3,228
    Common stocks                                            2,913      2,371      5,730
    Mortgage loans                                          25,201     24,574     26,431
    Real Estate                                             16,385     16,180     15,164
    Loans on insurance contracts                             5,928      6,152      6,444
    Short-term investments                                      45        221        905
    Derivatives                                             (1,990)    (5,341)     2,408
    Other investments                                        6,453      3,122      4,577
    Amortization of interest maintenance reserve               983        233         79
                                                        ---------- ---------- ----------

    Gross investment income                                149,327    139,047    158,067
  Expenses:
    Depreciation                                             4,417      3,676      3,821
    Other                                                   17,071     15,518     14,814
                                                        ---------- ---------- ----------

    Total investment expenses                               21,488     19,194     18,635
                                                        ---------- ---------- ----------
      Net investment income                             $  127,839 $  119,853 $  139,432
                                                        ========== ========== ==========

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 2 - INVESTMENTS, (continued)
---------------------------------

Fair Value of Financial Instruments
The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

     Bonds and Preferred Stocks: The fair values for bonds and preferred stocks are based on quoted market prices, where available. For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of loan-backed and structured securities are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Affiliated preferred stocks are carried at cost.

     Common Stocks: For publicly traded securities and affiliated mutual funds, fair value is obtained from independent pricing services or fund managers. For stock in FHLB carrying amount approximates fair value. Stocks in affiliates carried on the equity method are not included as part of the fair value disclosure.

     Mortgage Loans: The fair values for mortgage loans are estimated using discounted cash flow calculations which are based on interest rates currently being offered for similar loans to borrowers with similar credit ratings, credit quality, and maturity of the investments. Fair values for mortgages with potential loan losses are based on discounted cash flow analysis of the underlying properties. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral.

     Cash, Cash Equivalents and Short-term Investments, and Investment Income Due and Accrued: The carrying amounts for these instruments approximate their fair values due to the short maturity of these investments.

     Other Investments: The fair values for these investments are based on quoted market prices where available or are internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

     Loans on Insurance Contracts: The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

     Deposit-Type Funds: Deposit-type funds are valued using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

     Separate Account Assets and Liabilities: The fair values of separate account assets are based upon net asset values provided by the fund managers. Separate account liabilities are carried at the fair value of the underlying assets.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 2 - INVESTMENTS, (continued)
---------------------------------

The book/adjusted carrying value and fair value of financial instruments at December 31 are as follows:

                                                                     2010                         2009
                                                        ----------------------------------------------------------
                                                        Book/Adjusted                 Book/Adjusted
                                                        Carrying Value   Fair Value   Carrying Value   Fair Value
------------------------------------------------------------------------------------------------------------------
Financial Assets:
     Bonds                                              $  1,680,007     $ 1,791,394  $  1,622,431     $ 1,694,830
     Preferred stocks                                         12,387          12,932        14,639          15,670
     Common stocks                                           176,706         176,706       147,692         147,692
     Mortgage loans                                          403,270         427,098       378,816         381,664
     Cash, cash equivalents and short-term
       investments                                            41,837          41,837        28,299          28,299
     Loans on insurance contracts                             98,341         104,062       101,073         103,361
     Other investments                                         5,493           5,518         3,375           3,413
     Investment income due and accrued                        24,828          24,828        24,444          24,444
     Separate account assets                               3,735,517       3,735,517     3,257,507       3,257,507
                                                        ------------     -----------  ------------     -----------
     Total financial assets                             $  6,178,386     $ 6,319,892  $  5,578,276     $ 5,656,880
                                                        ============     ===========  ============     ===========

Financial Liabilities:
     Deposit-type funds                                 $    198,502     $   198,737  $    197,409     $   197,409
     Separate account liabilities                          3,735,517       3,735,517     3,257,507       3,257,507
                                                        ------------     -----------  ------------     -----------
     Total financial liabilities                        $  3,934,019     $ 3,934,254  $  3,454,916     $ 3,454,916
                                                        ============     ===========  ============     ===========

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stocks when carried at the lower of cost or market. The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The Company's financial assets carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined under SSAP No. 100 fair value measurements guidance. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset's classification is based on the lowest level input that is significant to its fair value measurement in its entirety. The levels of the fair value hierarchy are as follows:

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 2 - INVESTMENTS, (continued)
---------------------------------

     o Level 1 - Values are unadjusted quoted prices for identical assets in active markets accessible at the measurement date.

     o Level 2 - Inputs include quoted prices for similar assets in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

     o Level 3 - Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company's best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

The following table provides information as of December 31, 2010 about the Company's financial assets measured at fair value:

                                                                                  Level 1       Level 2     Level 3         Total
------------------------------------------------------------------------------------------------------------------------------------
Assets:
   Bonds                                                                        $        -   $         2  $       274  $        276
   Common stocks                                                                    172,045            -            -       172,045
   Mortgages                                                                              -            -        3,750         3,750
   Other Investments                                                                      -            -          879           879
------------------------------------------------------------------------------------------------------------------------------------
 Subtotal excluding separate account assets                                         172,045            2        4,903       176,950
  Separate account assets                                                         3,735,486            -            -     3,735,486
------------------------------------------------------------------------------------------------------------------------------------
Total assets accounted for at fair market value                                 $ 3,907,531   $        2  $     4,903  $  3,912,436
------------------------------------------------------------------------------------------------------------------------------------

The following table provides information as of December 31, 2009 about the Company's financial assets measured at fair value on a recurring basis:

                                                                                  Level 1       Level 2     Level 3         Total
------------------------------------------------------------------------------------------------------------------------------------
Assets:
   Common stocks                                                                $   134,591   $        -  $     8,295  $    142,886
------------------------------------------------------------------------------------------------------------------------------------
 Subtotal excluding separate account assets                                         134,591            -        8,295       142,886
  Separate account assets                                                         3,257,463            -            -     3,257,463
------------------------------------------------------------------------------------------------------------------------------------
Total assets accounted for at fair market value                                 $ 3,392,054   $        -  $     8,295  $  3,400,349
------------------------------------------------------------------------------------------------------------------------------------

The valuation techniques used to measure the fair values by type of investment in the above table follow:

Level 1 - Financial Assets
These assets include actively-traded exchange-listed common stocks and mutual funds. Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Separate account assets in Level 1 include actively-traded institutional and retail mutual fund investments where fair value represents net asset values received from fund managers who stand ready to transact at the quoted values.

Level 2 - Financial Assets
At December 31, 2010, there was one NAIC 6 bond carried at fair value. The bond is classified as Level 2 due to the price being based on observable market data. As of December 31, 2009, there were no financial assets measured at fair value on a recurring basis in Level 2.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 2 - INVESTMENTS, (continued)
---------------------------------

Level 3 - Financial Assets
The Company classified in Level 3 at December 31, 2010, several non-agency mortgage-backed securities carried at fair value due to an initial NAIC "6" rating under the two-step process required by SSAP No. 43R. These securities were classified in Level 3 due to the price being based on unobservable market data. The Company also classified one impaired mortgage loan and one limited partnership carried at fair value in Level 3 at December 31, 2010. The fair values were derived using unobservable market data. The common stock classified as Level 3 at December 31, 2009 was based on an uncorroborated broker quote using unobservable inputs.

The following table summarizes changes to our financial instruments for the years ended December 31, 2010 and 2009 carried at fair value for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements:

                                                              Common                                Other
                                                              Stocks        Bonds     Mortgages   Investments
-------------------------------------------------------------------------------------------------------------
Fair value at January 1, 2009                                $    6,664   $      -   $       -   $         -
Total gains or losses (realized and unrealized)
  Included in net income                                              -          -           -             -
  Included in unassigned surplus                                  1,631          -           -             -
Purchases, sales, issuances, and settlements                          -          -           -             -
Transfers in/out of Level 3                                           -          -           -             -
-------------------------------------------------------------------------------------------------------------
Fair value at December 31, 2009                                   8,295          -           -             -
Total gains or losses (realized and unrealized)
  Included in net income                                          6,289          -           -             -
  Included in unassigned surplus                                 (4,595)         -           -             -
Purchases, sales, issuances, and settlements                     (9,989)         -           -             -
Transfers in/out of Level 3                                           -        274       3,750           879
-------------------------------------------------------------------------------------------------------------
Fair value at December 31, 2010                              $        -   $    274   $   3,750   $       879
-------------------------------------------------------------------------------------------------------------

Certain financial assets are measured at fair value on a non-recurring basis, such as certain bonds valued at the lower of cost or fair value, or investments that are impaired during the reporting period and recorded at fair value on the Balance Sheets - Statutory Basis at December 31, 2009. The following table summarizes the assets measured at fair value on a non-recurring basis and the total realized and unrealized losses at December 31, 2009:

                                                    December 31, 2009
                                    --------------------------------------------------------------
                                                                                   Total Realized
                                                                                    /Unrealized
                                    Level 1       Level 2     Level 3     Total        Losses
--------------------------------------------------------------------------------------------------
Bonds                               $     -       $   392     $   642     $ 1,034  $     (5,238)
--------------------------------------------------------------------------------------------------

The bonds measured at fair value on a non-recurring basis include NAIC 6 designated bonds totaling $968 and impaired bonds totaling $66 as of December 31, 2009. The $642 of bonds classified as Level 3 as of December 31, 2009, were valued based on uncorroborated dealer quotes or internal valuation using unobservable inputs.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INCOME TAXES
---------------------

The application of SSAP No. 10R requires a company to evaluate the recoverability of deferred tax assets ("DTA") and to establish a valuation allowance if necessary to reduce the deferred tax asset to an amount which is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversals; (4) taxable income in prior carry back years as well as projected taxable earnings exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the deferred tax assets; and (7) tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused.

Based on an evaluation of the above factors, management believes it more likely than not that the deferred tax assets will be realized.

The components of the net deferred tax asset/(liability) as of December 31, 2010 are as follows:

                                             Ordinary     Capital      Total
--------------------------------------------------------------------------------
Gross deferred tax assets                    $  60,898  $    4,566   $  65,464
Statutory valuation allowance                        -           -           -
--------------------------------------------------------------------------------
Adjusted gross deferred tax assets              60,898       4,566      65,464
Deferred tax liabilities                         6,560      17,443      24,003
--------------------------------------------------------------------------------
Subtotal net deferred tax asset/(liability)     54,338     (12,877)     41,461
--------------------------------------------------------------------------------
Deferred tax assets non-admitted                18,044           -      18,044
--------------------------------------------------------------------------------
Net deferred tax assets                      $  36,294  $  (12,877)  $  23,417
================================================================================

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INCOME TAXES, (continued)
----------------------------------

The amount of admitted adjusted gross deferred tax assets under each component of SSAP No. 10R as of December 31, 2010 is as follows:

     Admission calculation components
     SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.          Ordinary           Capital            Total
                                                               --------           -------            -----
     a. SSAP no. 10R Paragraph 10.a.                          $  14,304          $       -       $    14,304
     b. SSAP no. 10R Paragraph 10.b.
        (lesser of 10.b.i. or 10.b.ii. below)                 $       -          $       -       $         -
     c. SSAP no. 10R Paragraph 10.b.i.                        $       -          $       -       $         -
     d. SSAP no. 10R Paragraph 10.b.ii.                             xxx                xxx       $   129,352
     e. SSAP no. 10R Paragraph 10.c.                          $   6,560          $  17,443       $    24,003
     f. Total (a + b + e)                                     $  20,864          $  17,443       $    38,307

     Admission calculation components
     SSAP No. 10R, Paragraph 10.e.
     g. SSAP no. 10R Paragraph 10.e.i.                        $  23,417          $       -       $    23,417
     h. SSAP no. 10R Paragraph 10.e.ii.
        (lesser of 10.e.ii.a. or 10.e.ii.b. below)            $       -          $       -       $         -
     i. SSAP no. 10R Paragraph 10.e.ii.a.                     $       -          $       -       $         -
     j  SSAP no. 10R Paragraph 10.e.ii.b.                           xxx                xxx       $   194,028
     k. SSAP no. 10R Paragraph 10.e.iii.                      $   6,560          $  17,443       $    24,003
     l. Total (g + h + k)                                     $  29,977          $  17,443       $    47,420

     Used in SSAP No. 10R, Paragraph 10.d.
     Total adjusted capital                                                                      $ 1,395,956
     Authorized control level                                                                    $   122,860

     SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c
     Admitted deferred tax assets                             $  20,864          $  17,443       $    38,307
     Admitted assets                                                xxx                xxx       $ 7,115,457
     Adjusted statutory surplus*                                    xxx                xxx       $ 1,293,523
     Total adjusted capital from DTAs                               xxx                xxx       $ 1,395,956

     Increase due to SSAP No.10R, Paragraph 10.e.
     Admitted deferred tax assets                             $   9,113          $       -       $     9,113
     Admitted assets                                                xxx                xxx       $     9,113
     Statutory surplus                                              xxx                xxx       $     9,113

*As reported on the Balance Sheets - Statutory Basis for the most recently filed statement with the domiciliary state commissioner adjusted in accordance with SSAP No. 10R, paragraph 10.b.ii.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INCOME TAXES, (continued)
----------------------------------

The components of the net deferred tax asset/(liability) as of December 31, 2009 are as follows:

                                                               Ordinary           Capital            Total
                                                               --------           -------            -----
     Gross deferred tax assets                                $  61,558          $   5,192       $    66,750
     Statutory valuation allowance                                    -                  -                 -
                                                              ---------          ---------       -----------
     Adjusted gross deferred tax assets                          61,558              5,192            66,750
     Deferred tax liabilities                                     7,210             10,522            17,732
                                                              ---------          ---------       -----------
     Subtotal - net deferred tax asset/(liability)               54,348             (5,330)           49,018
     Deferred tax assets nonadmitted                             24,510                  -            24,510
                                                              ---------          ---------       -----------
     Net admitted deferred tax assets                         $  29,838          $  (5,330)      $    24,508
                                                              =========          =========       ===========

The amount of admitted adjusted gross deferred tax assets under each component of SSAP No. 10R as of December 31, 2009 is:
     Admission calculation components
     SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.          Ordinary           Capital            Total
                                                               --------           -------            -----
     a. SSAP no. 10R Paragraph 10.a.                          $  15,692          $      -         $   15,692
     b. SSAP no. 10R Paragraph 10.b.
        (lesser of 10.b.i. or 10.b.ii. below)                 $       -          $      -         $        -
     c. SSAP no. 10R Paragraph 10.b.i.                        $       -          $      -         $        -
     d. SSAP no. 10R Paragraph 10.b.ii.                             xxx               xxx         $   85,173
     e. SSAP no. 10R Paragraph 10.c.                          $   7,210          $ 10,522         $   17,732
     f. Total (a + b+ e)                                      $  22,902          $ 10,522         $   33,424

     Admission calculation components
     SSAP No. 10R, Paragraph 10.e.
     g. SSAP no. 10R Paragraph 10.e.i.                        $  24,508          $      -         $   24,508
     h. SSAP no. 10R Paragraph 10.e.ii.
        (lesser of 10.e.ii.a. or 10.e.ii.b. below)            $       -          $      -         $        -
     i. SSAP no. 10R Paragraph 10.e.ii.a.                     $       -          $      -         $        -
     j. SSAP no. 10R Paragraph 10.e.ii.b.                           xxx               xxx         $  127,760
     k. SSAP no. 10R Paragraph 10.e.iii.                      $   7,210          $ 10,522         $   17,732
     l. Total (g + h + k)                                     $  31,718          $ 10,522         $   42,240

     Used in SSAP No. 10R, Paragraph 10.d.
     Total adjusted capital                                                                       $1,293,684
     Authorized control level                                                                     $  119,810

     SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.
     Admitted deferred tax assets                             $  22,902          $ 10,522         $   33,424
     Admitted assets                                                xxx               xxx         $6,520,640
     Adjusted statutory surplus*                                    xxx               xxx         $  851,734
     Total adjusted capital from DTAs                               xxx               xxx         $1,293,684

     Increases due to SSAP 10R, Paragraph 10.e.
     Admitted deferred tax assets                             $   8,815          $      -         $    8,815
     Admitted assets                                                xxx               xxx         $    8,815
     Statutory surplus                                              xxx               xxx         $    8,815

*As reported on the Balance Sheets - Statutory Basis for the most recently filed statement with the domiciliary state commissioner adjusted in accordance with SSAP No. 10R, paragraph 10.b.ii.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INCOME TAXES, (continued)
----------------------------------

The changes in the components of the net deferred tax asset/(liablility) from December 31, 2009 to December 31, 2010 are as follows:

                                                               Ordinary           Capital            Total
                                                               --------           -------            -----

     Gross deferred tax assets                                $    (660)         $   (626)       $    (1,286)
     Statutory valuation allowance                                    -                 -                  -
                                                              ----------         ---------       ------------
     Adjusted gross deferred tax assets                            (660)             (626)            (1,286)
     Deferred tax liabilities                                      (650)            6,921              6,271
                                                              ----------         ---------       ------------
     Subtotal - net deferred tax asset/(liability)                  (10)           (7,547)            (7,557)
     Deferred tax assets nonadmitted                             (6,466)               -              (6,466)
                                                              ----------         ---------       ------------
     Net admitted deferred tax assets                         $   6,456          $ (7,547)       $    (1,091)
                                                              ==========         =========       ============

     Admission calculation components
     SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.          Ordinary           Capital            Total
                                                               --------           -------            -----
     a. SSAP no. 10R Paragraph 10.a.                          $  (1,388)         $      -        $    (1,388)
     b. SSAP no. 10R Paragraph 10.b.
     (lesser of 10.b.i. or 10.b.ii. below)                    $       -          $      -        $         -
     c. SSAP no. 10R Paragraph 10.b.i.                        $       -          $      -        $         -
     d. SSAP no. 10R Paragraph 10.b.ii.                             xxx               xxx        $    44,179
     e. SSAP no. 10R Paragraph 10.c.                          $    (650)         $  6,921        $     6,271
     f. Total (a + b + e)                                     $  (2,038)         $  6,921        $     4,883

     Admission calculation components
     SSAP No. 10R, Paragraph 10.e.
     g. SSAP no. 10R Paragraph 10.e.i.                        $  (1,091)         $      -        $    (1,091)
     h. SSAP no. 10R Paragraph 10.e.ii.
        (lesser of 10.e.ii.a. or 10.e.ii.b. below)            $       -          $      -        $         -
     i. SSAP no. 10R Paragraph 10.e.ii.a.                     $       -          $      -        $         -
     j. SSAP no. 10R Paragraph 10.e.ii.b.                           xxx               xxx        $    66,268
     k. SSAP no. 10R Paragraph 10.e.iii.                      $    (650)         $  6,921        $     6,271
     l. Total (g + h + k)                                     $  (1,741)         $  6,921        $     5,180

     Used in SSAP No. 10R, Paragraph 10.d.
     Total adjusted capital                                                                      $   102,272
     Authorized control level                                                                    $     3,050

     SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.
     Admitted deferred tax assets                             $  (2,038)         $  6,921        $     4,883
     Admitted assets                                                xxx               xxx        $   594,817
     Adjusted statutory surplus*                                    xxx               xxx        $   441,789
     Total adjusted capital from DTAs                               xxx               xxx        $   102,272

     Increase due to SSAP No. 10R, Paragraph 10.e.
     Admitted deferred tax assets                             $     298          $      -        $       298
     Admitted assets                                                xxx               xxx        $       298
     Statutory surplus                                              xxx               xxx        $       298

*As reported on the Balance Sheets - Statutory Basis for the most recently filed statement with the domiciliary state commissioner adjusted in accordance with SSAP No. 10R, paragraph 10.b.ii.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INCOME TAXES, (continued)
----------------------------------

The Company has met the necessary Risk-Based Capital levels to be able to admit the increased amount of deferred tax assets under SSAP No. 10R and an election has been made to admit DTAs pursuant to SSAP No. 10R. Such election was also made in 2009.

The impact of tax planning strategies is as follows:

                                                                                 December 31, 2010
                                                                         --------------------------------
                                                                         Ordinary     Capital     Total
                                                                         Percent      Percent     Percent
                                                                         ---------    -------     -------
     Adjusted gross DTAs (% of total adjusted gross DTAs)                    0%          0%          0%
     Net admitted adjusted gross DTAs (% of total net admitted DTAs)         0%          0%          0%

The Company does not carry any deferred tax liabilities on unrealized capital gains related to investments in affiliates.

Current income taxes incurred consist of the following major components for the years ended December 31:

                                                                2010       2009       2008
                                                             ---------- ---------- ----------
     Federal income                                          $   17,419 $   10,018 $    3,495
     Foreign                                                          -          -          -
                                                             ---------- ---------- ----------
     Subtotal                                                    17,419     10,018      3,495
     Federal income tax on net capital gains                      7,842     (9,131)   (28,627)
     Adjustment to prior year taxes                                (112)    (2,212)       306
     Change in tax contingency reserve                          (15,906)     2,355     13,729
                                                             ---------- ---------- ----------
     Federal and foreign income tax incurred                 $    9,243  $   1,030 $  (11,097)
                                                             ========== ========== ==========
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2010 and December 31, 2009 are as follows:



     Deferred tax assets:                                       2010       2009      Change
                                                             ---------- ---------- ----------
     Ordinary
     Policyholder dividends                                  $    3,002 $    2,928 $       74
     Future policy and contract benefits                         11,119     11,553       (434)
     Deferred acquisition costs                                  17,348     17,552       (204)
     Deferred compensation and benefit liabilities                7,958      7,380        578
     Non-admitted assets                                         16,616     16,842       (226)
     Tax credit carryforward                                          -        353       (353)
     Other                                                        4,855      4,950        (95)
                                                             ---------- ---------- ----------
     Subtotal                                                    60,898     61,558       (660)
     Statutory valuation allowance adjustment                         -          -          -
     Non-admitted deferred tax assets                            18,044     24,510     (6,466)
                                                             ---------- ---------- ----------
     Admitted ordinary deferred tax assets                   $   42,854 $   37,048 $    5,806
                                                             ========== ========== ==========

                                       34

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INCOME TAXES, (continued)
----------------------------------
     Deferred tax assets, (continued):                          2010       2009      Change
                                                             ---------- ---------- ----------
     Capital
     Unrealized investment losses                            $    4,566 $    5,192 $     (626)
                                                             ---------- ---------- ----------
     Admitted capital deferred tax assets                    $    4,566 $    5,192 $     (626)
                                                             ---------- ---------- ----------
     Admitted deferred tax asset                             $   47,420 $   42,240 $    5,180
                                                             ---------- ---------- ----------

     Deferred tax liabilities:
     Ordinary
     Bonds market discount                                   $    1,407 $    1,300 $      107
     EDP, software and furniture and fixture                      4,583      4,863       (280)
     Other                                                          570      1,047       (477)
                                                             ---------- ---------- ----------
     Subtotal                                                $    6,560 $    7,210 $     (650)
                                                             ---------- ---------- ----------

     Capital
     Unrealized investment gains                             $   17,443  $  10,522 $    6,921
                                                             ---------- ---------- ----------
     Subtotal                                                $   17,443  $  10,522 $    6,921
                                                             ---------- ---------- ----------
     Deferred tax liabilities                                $   24,003  $  17,732 $    6,271
                                                             ---------- ---------- ----------
     Net deferred tax assets                                 $   23,417  $  24,508 $   (1,091)
                                                             ========== ========== ==========

                                                                2010       2009      Change
                                                             ---------- ---------- ----------
     Total gross deferred tax assets                         $   65,464  $  66,750 $   (1,286)
     Total deferred tax liabilities                              24,003     17,732      6,271
                                                             ---------- ---------- ----------
     Net deferred tax asset/(liability)                      $   41,461  $  49,018     (7,557)
                                                             ========== ==========
     Tax effect on unrealized gains/(losses)                                            5,788
                                                                                   ----------
     Change in net deferred income tax                                             $   (1,769)
                                                                                   ==========

                                                                2009       2008      Change
                                                             ---------- ---------- ----------
     Total gross deferred tax assets                         $   66,750 $   81,088 $  (14,338)
     Total deferred tax liabilities                              17,732     14,092      3,640
                                                             ---------- ---------- ----------
     Net deferred tax asset/(liability)                      $   49,018 $   66,996    (17,978)
                                                             ========== ==========
     Tax effect on unrealized gains/(losses)                                            4,233
                                                                                   ----------
     Change in net deferred income tax                                             $  (13,745)
                                                                                   ==========

                                                                2008       2007      Change
                                                             ---------- ---------- ----------
     Total gross deferred tax assets                         $   81,088 $   60,465 $   20,623
     Total deferred tax liabilities                              14,092     28,970    (14,878)
                                                             ---------- ---------- ----------
     Net deferred tax asset/(liability)                      $   66,996 $   31,495     35,501
                                                             ========== ==========
     Tax effect on unrealized gains/(losses)                                          (19,110)
                                                                                   ----------
     Change in net deferred income tax                                             $   16,391
                                                                                   ==========

The change in non-admitted deferred tax assets was included in "Change in non-admitted assets" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2010 and 2009.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INCOME TAXES, (continued)
----------------------------------

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference as of December 31, 2010, 2009 and 2008 were as follows:

                                                                2010       2009       2008
                                                             ---------- ---------- ----------
Net gain from operations before income taxes                 $   74,768 $   62,076 $   18,346
Net realized capital gains/(losses) before income taxes          15,557     (5,972)  (107,127)
Change in accounting principles                                       -       (158)         -
Change in unauthorized reinsurance                                   (1)     1,854          -
                                                             ---------- ---------- ----------
Total pre-tax statutory income                                   90,324     57,800    (88,781)
Change in non-admitted assets                                       645    (11,868)   (12,946)
IMR amortization                                                   (983)      (233)       (79)
Tax-exempt income                                                (9,897)    (9,329)    (7,966)
Non-deductible expense                                            1,041        932     (2,969)
Other                                                              (611)      (133)    (3,730)
                                                             ---------- ---------- ----------
  Subtotal                                                       80,519     37,169   (116,471)
Statutory tax rate                                                 0.35       0.35       0.35
                                                             ---------- ---------- ----------
  Subtotal                                                       28,182     13,009    (40,765)
Change in federal income tax reserve                            (15,907)     2,355     13,729
Tax credits                                                      (1,263)      (589)      (452)
                                                             ---------- ---------- ----------
Total statutory income taxes                                 $   11,012 $   14,775 $  (27,488)
                                                             ========== ========== ==========

Federal and foreign income tax incurred                      $    9,243 $    1,030 $  (11,097)
Change in deferred income tax                                     1,769     13,745    (16,391)
                                                             ---------- ---------- ----------
Total statutory income taxes                                 $   11,012 $   14,775 $  (27,488)
                                                             ========== ========== ==========

At December 31, 2010, the Company did not have any net operating loss, net capital loss and/or alternative minimum tax (AMT) carry forwards.

The following is income tax incurred that is available for recoupment in the event of future net losses:

   Tax year:                                                  Ordinary   Capital     Total
   ---------                                                 ---------- ---------- ----------
   2008                                                      $        -  $       - $       -
   2009                                                      $        -  $       - $       -
   2010                                                      $   17,248  $   8,013 $  25,261

There were no deposits admitted under IRC Section 6033.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INCOME TAXES, (continued)
----------------------------------

The Company joins in a consolidated federal income tax return filed by UNIFI. The other members of the affiliated group joining in the UNIFI consolidated return are as follows:

     Ameritas Holding Company
     Acacia Life Insurance Company
     Ameritas Investment Corp.
     Summit Investment Advisors, Inc.
     First Ameritas Life Insurance Corp. of New York
     Acacia Financial Corporation
     Acacia Federal Savings Bank
     Acacia Service Corporation
     Acacia Realty Corporation
     Calvert Group, Ltd.
     Calvert Asset Management Company
     Calvert Administrative Service Company
     Calvert Distributors, Inc.
     Calvert Shareholder Services, Inc.

The Company's income tax allocation is based upon a written agreement which generally specifies separate return calculation with current credit for net operating losses, net capital losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

NOTE 4 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILITES AND RELATED
---------------------------------------------------------------------------
PARTIES
-------

On July 19, 2010, the Company made a $30,000 capital contribution to First Ameritas.

On December 15, 2009, the Department of Insurance and Securities Regulation of the District of Columbia approved Acacia Life becoming a wholly owned subsidiary of the Company. Acacia Life was transferred to the Company from AHC at the statutory equity value of the Acacia Life common stock of $324,730 at the valuation date of September 30, 2009.

On April 17, 2009, the Ohio Department of Insurance approved UCL becoming a wholly owned subsidiary of the Company. On April 22, 2009, the Department approved the re-domestication of UCL from Ohio to Nebraska. Together, these two actions resulted in the reorganization of UCL as a Nebraska subsidiary of the Company whereby the statutory equity value of the UCL common stock of $127,357 was transferred to the Company at the valuation date of March 31, 2009. During 2009, the Company made the following cash contributions to UCL: $50,000 on April 23, 2009, $50,000 on June 16, 2009, and $25,000 on December 22, 2009.

The Company received cash in the amount of $149 and $2,640 on May 28, 2009 and December 2, 2008, respectively, from dividends declared by Pathmark Administrators, Inc. On May 27, 2009, Pathmark retired the common stock shares owned by the Company with a cash payment of $2,499. Pathmark was subsequently sold to an outside party on May 31, 2009 for $130. In 2008, included in the dividend amount was $2,074 recorded as a return of capital with the remainder recorded in net investment income.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 4 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILITES AND RELATED
---------------------------------------------------------------------------
PARTIES, (continued)
--------------------

On May 15, 2008, UCL issued a $25,000, 6.61% fixed to floating rate surplus note ("Note") to the Company as part of an intercompany surplus agreement. Interest accrued on the Note at a fixed annual rate of 6.61% from May 15, 2008 to May 14, 2013, and at an annual floating rate equal to the three month LIBOR plus 3.06% from June 2013 until the Note was paid in full. The note was to mature on May 15, 2048. However, on September 30, 2009, the Note was cancelled and reclassified as a capital contribution to UCL. Prior to cancellation of the Note, interest totaling $1,239 was received in 2009.

On January 30, 2003, the Company purchased 520,562 shares of common stock from AFSB valued on that date for $10,000. During 2005, the Company made additional contributions of $1,479 as paid in capital to AFSB. On December 20, 2009, the Company made an additional contribution of $3,698 as paid in capital to AFSB whereby the Company continues to own 14.79% of AFSB after this contribution.

In 2003, the Company received $2,452 in bonds and related accrued interest as of November 30, 2003 in payment of a $2,500 dividend declared by Pathmark Administrators, Inc. The remaining $48 was paid in cash. The bonds were transferred at fair value with the Company recording a deferred gain of $120 to
be amortized over the life of the bonds.   During 2009, the remaining
unamortized gain of $84 was recognized in net realized capital gains (losses).

Effective April 1, 2002, Ameritas Variable Life Insurance Company ("AVLIC") (now merged with the Company) and Acacia National Life Insurance Company (merged with Acacia Life as of January 1, 2004) entered into agreements under which the Company accepted, either on a coinsurance (the fixed account business) or on a modified coinsurance basis (the separate account business), the rights, liabilities and obligations of the variable life and annuity products of Acacia Life. In addition, the Company entered into an assumptive reinsurance agreement to assume these ceded policies upon regulatory or policyholder approval as required. In connection with these agreements, assets and liabilities were transferred from Acacia Life to the Company at fair value, which resulted in recording goodwill of $10,794, which is being amortized over 10 years. Amortization of goodwill was $1,079, $1,079 and $1,079 for the years ended December 31, 2010, 2009 and 2008, respectively.

On December 20, 1999, the Company purchased $25,000 of redeemable preferred stock from Acacia Life. The stock, which pays dividends in an amount per annum equal to 6.66% in 2010, 2009 and 2008, and is non-voting, provides for redemption beginning in 2005 with final redemption on or by January 1, 2015. On June 1, 2010 and 2009, the Company redeemed 100,000 shares at $2,500.

The Company's variable life and annuity products are distributed through AIC. Policies placed generated commission expense of $14,253, $13,565 and $20,644 for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company offers mutual funds of Calvert Variable Series, Inc. ("CVS") and Calvert Variable Products, Inc. ("CVP") (formerly Summit Mutual Funds, Inc.), affiliates, to policyholders through separate accounts. The Company had separate account investments in mutual funds offered through CVS and CVP of $1,144,057 and $612,059 as of December 31, 2010 and 2009, respectively.

The Company had a variable insurance trust ("VIT") which was an investment option for separate accounts policyholders through 2009. As of December 31, 2009 the Company had separate account investments of $312,614 in the VIT. During 2010, all VIT investments were moved into CVS and CVP mutual funds.

Affiliates of the Company provide investment advisory and administrative services to CVS and CVP on a fee basis.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 4 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILITES AND RELATED
---------------------------------------------------------------------------
PARTIES, (continued)
--------------------

The Company reported the following amounts due from/(to) the below listed affiliates and was recorded in "Other admitted assets" and "Other liabilities" in the Balance Sheets-Statutory Basis. The terms of the settlement require that these amounts be settled monthly.

                                                        2010           2009
--------------------------------------------------------------------------------
Ameritas Holding Company                              $   (157)     $  (1,207)
The Union Central Life Insurance Company                  (462)        (7,077)
First Ameritas Life Insurance Corp. of New York          1,197            989
Ameritas Investment Corp.                                   84            217
Summit Investment Advisors, Inc.                           253            343
Acacia Life Insurance Company                              378          2,229
Acacia Federal Savings Bank                                 52             75
Acacia Financial Corporation                                 -              2
Calvert Group, Ltd.                                        145            267
Summit Investment Partners, LLC                              -             51
                                                      ------------  ------------
Total                                                 $  1,490      $  (4,111)
                                                      ============  ============

Aviva USA, through assumption reinsurance, has assumed approximately 99% of the Company's equity indexed annuity business as of December 31, 2010 and 2009, reducing the respective ceded allowance to $55 and $53 which is included as a reduction of reserves for life, accident and health policies. As a condition to assumption reinsurance, certain states have required the Company to remain contingently liable in the event the assuming reinsurer is unable to fulfill its obligations. The Company is contingently liable for $347 and $404 of additional reserves as of December 31, 2010 and 2009, respectively.

The Company provides, as well as receives, technical, financial, legal and marketing support to and from its affiliates under various administrative service and cost-sharing agreements. The net effect on general insurance expenses under these agreements has been an increase/(decrease) of ($27,712), $6,868 and ($17,241) for the years ended December 31, 2010, 2009 and 2008, respectively. In addition, the Company receives investment advisory services from an affiliate. Costs related to this agreement totaled $3,546, $3,059 and $2,975 of which $3,460, $3,059 and $2,975 is included in investment expenses and the remainder is included in general insurance expenses for the years ended December 31, 2010, 2009 and 2008, respectively.

In 2010, the Company acquired two mortgage loans from Acacia Federal Savings Bank for consideration of $7,901, which was consistent with fair value.

NOTE 5 - BORROWED MONEY
-----------------------

Effective September 1, 2006 the Company had an outstanding liability for borrowed money in the amount of $29,825 payable to two affiliates, Acacia Life and Acacia Financial Corporation ("AFCO") (liquidated during 2010). These notes were issued by a 100% owned subsidiary, AMAL Corporation ("AMAL") (liquidated during 2006), during the repurchase of its outstanding common stock from Acacia Life and AFCO. These notes were payable in twelve equal quarterly installments beginning on December 1, 2006 with the final installment due on September 1, 2009. The notes carried a fixed interest rate of 5.56% based on the Bloomberg Fair Value 3-year Single "A" U.S. Insurer Index plus 0.020%. The final payment was made by the Company on September 1, 2009, as required.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 5 - BORROWED MONEY, (continued)
------------------------------------

The Company has a $15,000 unsecured line of credit available at December 31, 2010. No balance was outstanding at any time during 2010 or 2009. The line of credit expires May 31, 2011.

NOTE 6 - EMPLOYEE BENEFITS
--------------------------

The Company participates in a non-contributory defined benefit plan ("the Pension Plan") sponsored by AHC. The Plan was formerly sponsored by the Company as a non-contributory defined benefit pension plan ("Ameritas Plan") covering substantially all employees of the Company. During 2000, the Ameritas Plan was merged with the Acacia Retirement Plan ("Acacia Plan"), sponsored by Acacia Life and the Plan was renamed the Ameritas Acacia Pension Plan ("AHC Plan"). In 2008, the Union Central Employees Pension Plan merged into the AHC Plan and the Plan was renamed the UNIFI Pension Plan.

Upon the merger of the Ameritas and Acacia Plans, accumulated benefits of the AHC Plan were frozen, and AHC became the Plan sponsor. Accordingly, the Company's prepaid benefit cost was transferred to AHC, and the Company holds a pre-funded pension expense receivable, due from AHC. The balance of the prefunded pension expense receivable was $15,990 at December 31, 2010 and 2009, and is a non-admitted asset.

The Company sponsors a non-qualified unfunded defined benefit pension plan where the Company makes payments under certain voluntary arrangements for payment of retirement benefits, which are not provided for under the Pension Plan. Prior to December 31, 2010, the Company sponsored an additional non-qualified unfunded defined benefit pension plan in which the sole participant died. This resulted in a Plan settlement of $863, which reduced the Company's accrued pension liability and net periodic pension cost. Since the remaining non-qualified defined benefit pension plan is unfunded, there are no plan assets supporting the plan.

The Company is charged its proportionate share of pension expense for its participation in the Pension Plan based on the separate benefit formulas of the pre-merger plans. The Company incurred pension expense of $3,957, $4,483 and $2,992 in 2010, 2009 and 2008, respectively, for its participation in the Pension Plan.

Effective September 30, 2009, ALIC's postretirement benefit plan was merged with The Union Central Life Insurance Company's and Acacia Life Insurance Company's postretirement benefit plans into a single plan sponsored by AHC ("Postretirement Plan"). As a result of the merger, the postretirement benefit plan liability was de-recognized by the Company and transferred to AHC resulting in a $351 contribution, which was recorded in additional paid in capital on the Balance Sheets - Statutory Basis.

While the postretirement benefit plans were merged, the separate benefit formulas of the pre-merger plans still exist within the Postretirement Plan. During 2009, the Company was credited $101 of postretirement welfare expense for its participation in the Postretirement Plan. Beginning in 2010, the total expense for the postretirement benefit plan was paid by AHC.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 6 - EMPLOYEE BENEFITS, (continued)
---------------------------------------

The measurement date for the Company's pension and other postretirement benefits was December 31 for 2010, 2009 and 2008. A summary of the assets, obligations and assumptions are as follows:

                                                                                                  Other
                                                          Pension                             Postretirement
                                                          Benefits                               Benefits
                                             ----------------------------------      ----------------------------------
                                                2010        2009        2008            2010        2009        2008
                                             ----------  ----------  ----------      ----------  ----------  ----------
Change in projected benefit obligation:
 Projected benefit obligation at
  beginning of year                          $   13,700  $   13,319  $   14,768      $        -  $    6,182  $    6,144
 Service cost                                       112          84         303               -          38         123
 Interest cost                                      755         793         905               -         109         362
 Plan participants' contributions                     -           -           -               -           -         481
 Actuarial (gain)/loss                              237         777        (314)              -           -          12
 Benefits paid                                   (1,179)     (1,273)     (2,411)              -           -        (960)
 Plan amendments                                      -           -           -               -      (3,502)          -
 Settlements                                       (878)          -           -               -           -           -
 Special termination benefits                         -           -          68               -           -           -
 Plan merger                                          -           -           -               -      (2,827)          -
 Medicare subsidy receipts                            -           -           -               -           -          20
                                             ----------  ----------  ----------      ----------  ----------  ----------
 Projected benefit obligation at
  end of year                                $   12,747  $   13,700  $   13,319      $        -  $        -  $    6,182
                                             ==========  ==========  ==========      ==========  ==========  ==========
 Funded status:
 Unamortized prior service
  cost                                       $        -  $        -  $        -      $        -  $        -  $        -
 Unrecognized net loss                       $    2,094  $    1,964  $    1,250      $        -  $        -  $    2,470
 Accrued liabilities                         $  (10,653) $  (11,736) $  (12,069)     $        -  $        -  $     (412)

Projected benefit obligation
 for non-vested employees                    $        -  $        -  $        -      $        -  $        -  $    1,529

Accumulated benefit obligation
 for non-vested employees                    $        -  $        -  $        -      $        -  $        -  $    1,529

Accumulated benefit obligation
 for vested employees                        $   10,759  $   11,860  $   12,039      $        -  $        -  $    6,182

Components of net periodic benefit cost:
 Service cost                                $      112  $       84  $      303      $        -  $       38  $      123
 Interest cost                                      755         793         905               -         109         362
 Expected return on plan assets                       -           -           -               -        (140)       (149)
 Amount of recognized losses                        107          63         349               -          88         206
 Amount of prior service cost
  recognized                                          -           -         129               -        (156)          -
 Special termination benefits                         -           -         209               -           -
 Settlements                                       (878)          -           -               -           -           -
                                             ----------  ----------  ----------      ----------  ----------  ----------
 Total net periodic benefit cost             $       96  $      940  $    1,895      $        -  $      (61)  $     542
                                             ==========  ==========  ==========      ==========  ==========  ==========

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 6 - EMPLOYEE BENEFITS, (continued)
---------------------------------------

                                                                                                  Other
                                                          Pension                             Postretirement
                                                          Benefits                               Benefits
                                             ----------------------------------      ----------------------------------
                                                2010        2009        2008            2010        2009        2008
                                             ----------  ----------  ----------      ----------  ----------  ----------
Change in plan assets:
 Fair value of plan assets at
  beginning of year                          $        -  $        -  $        -      $        -  $    3,300  $    2,846
 Actual return on plan assets                         -           -           -               -         117         143
 Employer contributions                               -           -           -               -           -         584
 Benefits and administrative
  expenses paid                                       -           -           -               -           -        (273)
 Plan merger                                          -           -           -               -      (3,417)          -
                                             ----------  ----------  ----------      ----------  ----------  ----------
 Fair value of plan assets at
  end of year                                $        -  $        -  $        -      $        -  $        -  $    3,300
                                             ----------  ----------  ----------      ----------  ----------  ----------

Weighted average assumptions:
 Discount rate for benefit
  obligation                                   5.75%        6.00%       6.25%            N/A         N/A        6.25%
 Discount rate for net periodic
  benefit cost                                 6.00%        6.25%       6.25%            N/A        6.25%       6.25%
 Expected compensation increase
  for benefit obligation                       5.00%        5.00%       5.00%            N/A         N/A         N/A
 Expected compensation increase
  for net periodic benefit cost                5.00%        5.00%       5.00%            N/A         N/A         N/A
 Expected return on plan assets                 N/A          N/A         N/A             N/A        6.00%       6.00%

Assumed health care cost trend rates:
 Healthcare cost trend rate assumed
  for next year                                 N/A          N/A         N/A             N/A         N/A        7.0%
 Rate to which the cost trend rate
  is assumed to decline (ultimate
  trend rate)                                   N/A          N/A         N/A             N/A         N/A        5.0%
 Year the rate reaches the ultimate
  trend rate                                    N/A          N/A         N/A             N/A         N/A        2011

Information for pension and other postretirement benefit plans with an accumulated benefit obligation in excess of plan assets as of December 31 follows:
                                                                                                  Other
                                                          Pension                             Postretirement
                                                          Benefits                               Benefits
                                             ----------------------------------      ----------------------------------
                                                2010        2009        2008            2010        2009        2008
                                             ----------  ----------  ----------      ----------  ----------  ----------

 Projected benefit obligation                $   12,747  $   13,700  $   13,319          N/A         N/A     $    6,182
 Accumulated benefit
  obligation                                 $   10,759  $   11,860  $   12,039          N/A         N/A     $    6,182
 Fair value of plan assets                        N/A         N/A         N/A            N/A         N/A     $    3,300

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 6 - EMPLOYEE BENEFITS, (continued)
---------------------------------------

Future expected pension benefit payments are as follows:

                    Year                 Amount
                ------------          -------------
                    2011               $    1,085
                    2012                    1,085
                    2013                    1,085
                    2014                    1,085
                    2015                    1,085
                 2016-2020                  5,722

Total net periodic benefit cost was recorded in "General insurance expenses" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2010, 2009 and 2008.

The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents.
In addition, certain of the Company's employees participate in an unfunded, non-qualified defined contribution plan sponsored by AHC. Company matching contributions under the defined contribution plans range from 0.5% to 3.0% of the participant's compensation. In addition, for eligible employees who are not UNIFI Pension Plan participants, the Company makes a contribution of 6.0% of the participant's compensation for those employees hired prior to January 1, 2006 and 5.0% of the participant's compensation for those hired after January 1, 2006. Contributions by the Company to the employee and agents defined contribution plans were $5,227, $4,788 and $4,749 in 2010, 2009 and 2008, respectively.

The defined contribution plans' assets also include investments in deposit administration contracts which included underlying investments in separate accounts of the Company and UCL. The carrying value of the defined contribution plans' assets invested in the separate accounts was approximately $382,008 and $336,334 at December 31, 2010 and 2009, respectively. At December 31, 2010 and 2009, $100,512 and $92,063 was invested in mutual funds which are advised by affiliates.

The Company has deferred compensation plans covering the Board of Directors, certain management employees and agents. The Company's method of accounting for the costs of postretirement benefit plans other than pensions is the accrual method.

NOTE 7 - DIVIDEND RESTRICTIONS AND SURPLUS
------------------------------------------

The Company is subject to regulation by the Department, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. Dividend payments by the Company, when aggregated with all other dividends in the preceding 12 months, cannot exceed the greater of 10% of surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Department. Based on this limitation, the Company would be able to pay $132,838 in dividends in 2011, without prior approval. The Company paid ordinary dividends of $0, $25,000 and $87,000 to AHC, its' parent, in 2010, 2009 and 2008, respectively.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 7 - DIVIDEND RESTRICTIONS AND SURPLUS, (continued)
-------------------------------------------------------

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

                                                       2010        2009        2008
--------------------------------------------------------------------------------------
Unrealized capital gains                             $101,259   $ 81,231   $  17,492
Nonadmitted asset values                              (65,519)   (72,630)   (104,122)
Asset valuation reserve                               (49,332)   (27,106)     (4,995)
Liability for reinsurance in unauthorized companies        (1)         -      (1,854)
--------------------------------------------------------------------------------------

NOTE 8 - COMMITMENTS AND CONTINGENCIES
--------------------------------------

As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health insurance guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. The Company estimated its cost related to past insolvencies and has provided a reserve included in other liabilities of $834 and $667 as of December 31, 2010 and 2009, respectively, and estimated recoveries from premium taxes included in "Other admitted assets" in the Balance Sheets - Statutory Basis of $762 and $591 as of December 31, 2010 and 2009, respectively.

Litigation
In the normal course of business, the Company is party to various claims and litigation primarily arising from claims made under insurance policies and contracts. Those actions are considered by the Company in estimating the policy and contract liabilities. The Company's management believes that the resolution of those actions will not have a material adverse effect on the Company's financial position or results of operations.

There were no claims (per claim or claimant) where amounts were paid to settle related to extra contractual obligations or bad faith claims resulting from lawsuits during 2010 and 2009.

Securities commitments of $37,392 and $36,086 and mortgage loan and real estate commitments of $13,451 and $25,133 were outstanding for investments to be purchased in subsequent years as of December 31, 2010 and 2009, respectively. Low income housing tax credit property investment commitments were $57 and $671 as of December 31, 2010 and 2009, respectively. These commitments have been made in the normal course of business and are not reflected in the accompanying financial statements. The Company's exposure to credit loss is represented by the contractual notional amount of these commitments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 9 - GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED ACCIDENT AND HEALTH
--------------------------------------------------------------------------------
PLANS
-----

ASO Plans
The gain from operations from administrative services only (ASO) uninsured plans which is reported within "General insurance expenses" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis is as follows for the year ended December 31:

                                                                                    2010     2009     2008
-------------------------------------------------------------------------------------------------------------
Net reimbursement for administrative expenses (including
 administrative fees) in excess of actual expenses                              $  2,682  $ 4,383  $ 4,255
Total net other income (expense) (including interest paid to or
 received from ASO uninsured plans)                                                    -        -        -
-------------------------------------------------------------------------------------------------------------
Net gain from operations                                                        $  2,682  $ 4,383  $ 4,255
=============================================================================================================

Total claim payment volume                                                      $104,684  $94,523  $93,914
=============================================================================================================

Under NAIC SAP, claim payments related to ASO uninsured plans are excluded from the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

ASC Plans
The gain from operations from administrative services contract (ASC) uninsured plans which is reported within "General insurance expenses" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis is as follows for the year ended December 31:

                                                                                    2010     2009     2008
-------------------------------------------------------------------------------------------------------------
Gross reimbursement for medical cost incurred                                   $ 17,064  $ 6,626  $   648
Other income or expenses (including interest paid
 to or received from plans)                                                            7        6       41
Gross expenses incurred (claims and administrative)                               14,453    4,258      682
-------------------------------------------------------------------------------------------------------------
Net gain from operations                                                        $  2,618  $ 2,374  $     7
=============================================================================================================

NOTE 10 - LEASES
----------------

The Company has several noncancellable operating leases for office space and equipment. Rental expense during 2010, 2009 and 2008 for operating leases was $2,567, $1,787 and $508, respectively.

Future minimum lease payments under noncancellable operating leases consisted of the following at December 31, 2010:

-------------------------------------------------------------------------------------------------------------
     2011                                                                       $  1,523
     2012                                                                          1,178
     2013                                                                            619
     2014                                                                            128
     2015 and thereafter                                                           1,352
-------------------------------------------------------------------------------------------------------------
                                                                                $  4,800
-------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 11 - OTHER ITEMS
---------------------

Troubled Debt Restructuring
The Company had no long-term holdings with restructured terms in 2010. In 2009, the Company had long-term bond holdings with restructured terms, but the bond holdings were exchanged for other securities of equal value. Therefore as the Company recorded no realized capital losses this was not deemed to be troubled debt restructuring. The Company incurred no amount of commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructuring. The Company's income recognition policy for interest income on an impaired loan is the cash basis/cost recovery method.

Securities on Deposit
Securities with an amortized cost of $7,218 and $7,273 at December 31, 2010 and 2009, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

Uncollectibility of Assets
The Company had admitted assets of $5,448 and $5,135 at December 31, 2010 and 2009, respectively, in accounts receivable for uninsured plans and included with "Other admitted assets" on the Balance Sheets - Statutory Basis. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company's financial condition.

NOTE 12 - REINSURANCE
---------------------

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. These reinsured risks are treated in the financial statements as risks for which the Company is not liable. Accordingly, policy liabilities and accruals, including incurred but not reported claims, are reported in the financial statements net of reinsurance assumed and ceded. A contingent liability exists with respect to the amount of such reinsurance in the event that the reinsuring companies are unable to meet their obligations. Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance treaty.

The Company conducts reinsurance business with Acacia Life, First Ameritas, and other non-affiliated companies. No policies issued by the Company have been reinsured with a foreign company, which is controlled either directly or indirectly, by a party not primarily engaged in the business of insurance.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 12 - REINSURANCE, (continued)
----------------------------------

The Company has not entered into any reinsurance agreements in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits. The Company does not have any reinsurance agreements in effect in which the amount of losses paid or accrued through December 31, 2010, 2009 or 2008 would result in a payment to the reinsurer of amounts which, in the aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premiums collected under the reinsured policies.

Following is a summary of the transactions through reinsurance operations:

                                                                           Years Ended December 31
                                                                       ------------------------------
                                                                             2010     2009     2008
-----------------------------------------------------------------------------------------------------
Premium Income:
 Assumed (related party $242, $102 and $102 in 2010, 2009 and 2008)         $56,915  $55,213  $49,678
 Ceded (related party $1,833, $2,092 and $2,097
  in 2010, 2009 and 2008)                                                    27,535   26,096   31,759
Benefits To Policyholders:
 Assumed (related party $0, $0 and $0 in 2010, 2009 and 2008)                56,353   56,379   48,137
 Ceded (related party $2,093, $1,889 and $702 in 2010, 2009 and 2008)        27,075   30,211   22,146
Reserves for life, accident and health policies:
 Assumed (related party $43 and $37 in 2010 and 2009)                           364      264      N/A
 Ceded (related party $1,096 and $1,088 in 2010 and 2009)                    68,733   64,299      N/A
-----------------------------------------------------------------------------------------------------

NOTE 13 - CHANGES IN UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES
----------------------------------------------------------------

The change in the liability for unpaid accident and health claims and claim adjustment expenses which is reported within reserves for unpaid claims is summarized as follows:

                                                            2010       2009       2008
------------------------------------------------------------------------------------------
Balance at January 1                                      $ 37,643   $ 34,033   $ 32,355
Less reinsurance reserves                                   (9,495)    (7,803)    (6,487)
------------------------------------------------------------------------------------------
Net balance at January 1                                    28,148     26,230     25,868
------------------------------------------------------------------------------------------

Incurred related to:
  Current year                                             388,356    395,151    362,372
  Prior year                                                (4,400)    (3,284)    (4,951)
------------------------------------------------------------------------------------------
    Total incurred                                         383,956    391,867    357,421
------------------------------------------------------------------------------------------

Paid related to:
  Current year                                             365,306    367,003    336,143
  Prior year                                                23,748     22,946     20,916
------------------------------------------------------------------------------------------
    Total paid                                             389,054    389,949    357,059
------------------------------------------------------------------------------------------

Net balance at December 31                                  23,050     28,148     26,230
Plus reinsurance reserves                                    8,437      9,495      7,803
------------------------------------------------------------------------------------------
Total reserve for unpaid claims                           $ 31,487   $ 37,643   $ 34,033
==========================================================================================

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 13 - CHANGES IN UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES, (continued)
-----------------------------------------------------------------------------

As a result of favorable settlement of prior years' estimated claims, the provision for claims and claim adjustment expenses decreased by $4,400, $3,284 and $4,951 for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company paid assumed reinsurance claims of $57,223, $54,644 and $46,541 and incurred assumed reinsurance claims of $56,128, $56,336 and $47,854 for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company paid ceded reinsurance claims of $429, $530 and $532, and incurred ceded reinsurance claims of $405, $531 and $528 for the years ended December 31, 2010, 2009 and 2008, respectively.

NOTE 14 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES
---------------------------------------------------------

The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death on traditional business. Surrender values are not provided in excess of legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard policies are included in the policy reserve.

As of December 31, 2010 and 2009, respectively, the Company had $2,235,878 and $1,644,877 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Reserves to cover the above insurance totaled $16,406 and $15,687 at December 31, 2010 and 2009, respectively.

NOTE 15 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL
---------------------------------------------------------------------------
CHARACTERISTICS
---------------

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

                                                                            2010
                                                                ----------------------------
                                                                   Amount        % of Total
--------------------------------------------------------------------------------------------
Subject to discretionary withdrawal:
 With fair value adjustment                                       $  777,500        17.9%
 At book value less current surrender charge of 5% or more            32,060         0.8
 At fair value                                                     3,090,125        71.3
--------------------------------------------------------------------------------------------
Total with adjustment or at fair value                             3,899,685        90.0%
 At book value without adjustment  (minimal or no charge)            378,306         8.7
Not subject to discretionary withdrawal                               57,841         1.3
--------------------------------------------------------------------------------------------
Total gross                                                        4,335,832       100.0%
Reinsurance ceded                                                       (692)
--------------------------------------------------------------------------------------------
Total Net                                                         $4,335,140
================================================================================

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 15 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL
---------------------------------------------------------------------------
CHARACTERISTICS, (continued)
----------------------------

                                                                            2009
                                                                ----------------------------
                                                                   Amount        % of Total
--------------------------------------------------------------------------------------------
Subject to discretionary withdrawal:
 With fair value adjustment                                      $   689,552        17.8%
 At book value less current surrender charge of 5% or more            62,166         1.6
 At fair value                                                     2,653,289        68.5
--------------------------------------------------------------------------------------------
Total with adjustment or at fair value                             3,405,007        87.9%
 At book value without adjustment  (minimal or no charge)            415,614        10.7
Not subject to discretionary withdrawal                               55,807         1.4
--------------------------------------------------------------------------------------------
Total gross                                                        3,876,428       100.0%
Reinsurance ceded                                                     (1,140)
--------------------------------------------------------------------------------
Total Net                                                        $ 3,875,288
================================================================================

The following information is obtained from the applicable Exhibit in the Company's December 31 Annual Statement and related Separate Accounts Annual
Statement, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the Balance Sheets - Statutory Basis as of December 31:

                                                                                    2010         2009
--------------------------------------------------------------------------------------------------------
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)                                       $1,036,040   $ 1,013,777
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)     10,204        10,494
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1                               198,502       197,409
--------------------------------------------------------------------------------------------------------
                                                                                 1,244,746     1,221,680
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2                                                3,090,394     2,653,608
--------------------------------------------------------------------------------------------------------
Total                                                                           $4,335,140   $ 3,875,288
========================================================================================================

NOTE 16 - PREMIUM AND ANNUITY CONSIDERATIONS  DEFERRED AND UNCOLLECTED
----------------------------------------------------------------------

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

                                          2010                   2009
----------------------------------------------------------------------------
                                             Net of                  Net of
          Type                       Gross   Loading        Gross    Loading
----------------------------------------------------------------------------
Ordinary new business               $   163  $  163        $    11  $    11
Ordinary renewal                        885     550          3,116    2,621
----------------------------------------------------------------------------
Totals                              $ 1,048  $  713        $ 3,127  $ 2,632
============================================================================

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 17 - SEPARATE ACCOUNTS
---------------------------

Separate accounts held by the Company offer no investment experience guarantees and relate to individual variable life and annuity policies and group annuity contracts of a nonguaranteed return nature, as approved by the state of domicile pursuant to the Company's certificate of authority. The net investment experience of the separate accounts is credited directly to the policyholder and can be positive or negative. The assets and liabilities of the account are legally separated or insulated from other Company assets and liabilities. The assets of the separate account are carried at fair value.

Variable life and annuities provide an incidental death benefit of the greater of account value or premium paid. The Company offers a policy with a step up minimum guaranteed death benefit option and a guaranteed lifetime withdrawal benefit. The minimum guaranteed death benefit reserve and the guaranteed lifetime withdrawal benefit reserve is held in the "Reserves for life, accident and health policies" line of the Balance Sheets - Statutory Basis.

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2010, the Company reported assets and liabilities from variable universal life, variable annuities, and group annuities product lines in a separate account.

In accordance with the products/transactions recorded within the separate account, assets are considered legally insulated from the general account.

As of December 31, 2010 and 2009 the Company's Separate Account Statement included legally insulated assets of $3,735,517 and $3,257,507, respectively. The assets legally insulated from the general account as of December 31, 2010 are attributed to the following products/transactions:

                                                             Separate Account
                  Product/                Legally                Assets (Not
                 Transaction          Insulated Assets       Legally Insulated)
          -------------------------  ------------------    ---------------------
          Variable Universal Life,
            Variable Annuity and
                Group Annuity         $     3,735,517     $             -

The Company does not engage in securities lending transactions within the separate account.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 17 - SEPARATE ACCOUNTS, (continued)
----------------------------------------
Information regarding the nonguaranteed separate accounts of the Company is as follows:

                                                                             2010               2009                 2008
------------------------------------------------------------------------------------------------------------------------------------
For the years ended December 31:
    Premiums, considerations or deposits                            $         496,774    $      548,301       $         602,252
------------------------------------------------------------------------------------------------------------------------------------
At December 31:
Reserves by valuation basis
    For accounts with assets at:
    Fair value                                                      $       3,663,857    $    3,186,316       $       2,389,646
------------------------------------------------------------------------------------------------------------------------------------

Reserves subject to discretionary withdrawal:
    At fair value                                                   $       3,663,587    $    3,185,997       $       2,389,646
    Not subject to discretionary withdrawal                                       270              319                   -
------------------------------------------------------------------------------------------------------------------------------------
Total included in "Separate account liabilities" in the
  Balance Sheets - Statutory Basis                                  $       3,663,857    $    3,186,316       $       2,389,646
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
Following is a reconciliation of net transfers to (from) separate accounts at December 31:
Transfers as reported in the Statements of Income and Changes in Surplus of the Separate Accounts Statement
    Transfers to the separate accounts                              $         496,774    $      548,301       $         602,252
    Transfers from the separate accounts                                     (461,064)         (422,190)               (512,423)
------------------------------------------------------------------------------------------------------------------------------------
Net transfers to the separate accounts                                         35,710           126,111                  89,829
Reconciling adjustments:
    Other                                                                          (2)                2                       2
------------------------------------------------------------------------------------------------------------------------------------
Net transfers to separate accounts in the Summary of Operations and Changes in Capital and Surplus -Statutory Basis of the
  Company                                                           $          35,708    $      126,113       $          89,831
====================================================================================================================================

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 18 - RECONCILIATION OF STATUTORY NET INCOME AND SURPLUS TO GAAP NET INCOME
--------------------------------------------------------------------------------
AND EQUITY
----------

A reconciliation of net income (loss) and capital and surplus of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP is as follows:

                                                                             2010               2009                 2008
------------------------------------------------------------------------------------------------------------------------------------
Statutory net income (loss) as reported                             $          77,950    $       49,926       $       (71,982)
Insurance reserves                                                             (6,328)          (15,349)               48,357
Deferred policy acquisition costs                                              15,844              (915)              (21,574)
Deferred income taxes and other tax reclassifications                          (5,204)          (11,918)               15,090
Statutory investment reserves                                                   2,151             4,858                (5,781)
Goodwill amortization                                                           1,079             1,079                 1,079
Income related to investments                                                    (131)           17,238               (38,287)
Earnings of subsidiaries                                                       64,169            66,184                   (36)
Other                                                                             440             2,449                   363
------------------------------------------------------------------------------------------------------------------------------------
GAAP net income (loss)                                              $         149,970    $      113,552       $       (72,771)
====================================================================================================================================

                                                                             2010               2009                 2008
------------------------------------------------------------------------------------------------------------------------------------
Statutory surplus as reported                                       $       1,330,877   $    1,248,996        $       710,625
Insurance reserves                                                            (91,449)         (85,722)               (56,443)
Deferred policy acquisition costs                                             246,428          236,134                251,153
Deferred income taxes                                                        (103,769)         (90,372)               (30,828)
Valuation of investments                                                       92,245           58,351               (120,854)
Statutory investment reserves                                                  52,883           28,506                  1,537
Goodwill                                                                        4,063            2,984                 (3,508)
Subsidiary equity                                                             729,596          562,168                 13,127
Statutory non-admitted assets                                                  65,519           72,630                104,122
Post retirement and pension benefit obligations                                 2,253              294                (38,544)
Other                                                                          (4,348)          (2,264)                (2,226)
------------------------------------------------------------------------------------------------------------------------------------
GAAP equity                                                         $       2,324,298   $    2,031,705        $       828,161
====================================================================================================================================

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 19 - CORRECTION OF ERRORS AND RECONCILIATION TO ANNUAL STATEMENT
---------------------------------------------------------------------

The accompanying statutory basis financial statements for December 31, 2009 differ from amounts reported in the Company's Annual Statement statutory filing with the Department. Subsequent to filing the annual statement, the Company's management determined that there was an error in the calculation of the VA CARVM reserves on variable annuity products of $15,132.

As a result of the error, the following table provides a summary and the reconciliation between the annual statement statutory filing and the accompanying 2009 statutory basis financial statements:

                                                                                      Correction of         Financial
                                                                  Annual Statement       an Error           Statement
---------------------------------------------------------------------------------------------------------------------------
December 31, 2009
 Federal income taxes recoverable - affiliates                    $         24,154   $         (686)  $             23,468
 Net deferred tax asset                                                     25,954           (1,446)                24,508
   Total admitted assets                                                 6,531,587           (2,132)             6,529,455
 Reserves for life, accident and health policies                         1,743,510          (15,132)             1,728,378
   Total liabilities                                                     5,295,591          (15,132)             5,280,459
 Special surplus funds - additional deferred tax asset                       9,779             (964)                 8,815
 Unassigned surplus                                                        766,279           13,964                780,243
   Total capital and surplus                                             1,235,996           13,000              1,248,996
---------------------------------------------------------------------------------------------------------------------------
For the year ended December 31, 2009
 Change in reserves for life, accident and health policies        $         42,642   $      (15,132)  $             27,510
 Federal income tax expense                                                  9,530              686                 10,216
   Net income                                                               35,460           14,446                 49,926
 Special surplus funds - additional deferred tax asset                       9,779             (964)                 8,815
 Change in net deferred income taxes                                        (9,134)          (4,611)               (13,745)
 Change in non-admitted assets                                              18,548            4,129                 22,677
   Total capital and surplus                                             1,235,996           13,000              1,248,996
---------------------------------------------------------------------------------------------------------------------------

NOTE 20 - SUBSEQUENT EVENT
--------------------------

The Company has evaluated events subsequent to December 31, 2010 and through March 24, 2011, the date the financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these financial statements.

On January 31, 2011, the Company loaned AIC $5,000 with an interest rate of 0.86% per annum. The principal and interest of the loan matured on March 17, 2011.

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